UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 0.8%
302,050		Johnson Controls, Inc	$11,160,747
123,681	*	Visteon Corp	7,754,799

		TOTAL AUTOMOBILES & COMPONENTS	18,915,546

BANKS - 3.8%
985,229		Fifth Third Bancorp	12,463,147
166,240	*	First Republic Bank	4,707,917
515,655		US Bancorp	13,437,969
1,625,989		Wells Fargo & Co	45,430,132
426,394		Zions Bancorporation	9,338,029

		TOTAL BANKS	85,377,194

CAPITAL GOODS - 7.8%
99,036		Ametek, Inc	4,209,030
182,719		Caterpillar, Inc	18,050,810
178,033		Dover Corp	10,765,656
300,103		Eaton Corp	14,389,939
397,980	*	FIAT Industrial S.p.A.	5,253,206
395,698		Gamesa Corp Tecnologica S.A.	2,892,031
1,651,434		General Electric Co	29,577,183
233,927		Goodrich Corp	22,255,815
452,238		Honeywell International, Inc	24,013,838
123,602		KBR, Inc	4,406,411
68,864		L-3 Communications Holdings, Inc	5,448,520
172,057		Paccar, Inc	7,365,760
76,280		Precision Castparts Corp	12,310,066
153,237		Stanley Works	10,078,397
237,918		Textron, Inc	5,503,043

		TOTAL CAPITAL GOODS	176,519,705

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
210,524		Edenred	6,062,002
186,374	*	Stericycle, Inc	15,305,033

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	21,367,035

CONSUMER DURABLES & APPAREL - 2.2%
112,769	*	Deckers Outdoor Corp	11,192,324
695,576		DR Horton, Inc	8,263,443
63,730	*	Fossil, Inc	8,008,949
339,363		Jarden Corp	10,516,859
216,473	*	Prada S.p.A	1,319,322
128,295	*	Tempur-Pedic International, Inc	9,238,523

		TOTAL CONSUMER DURABLES & APPAREL	48,539,420

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.1%
24,409	*	Chipotle Mexican Grill, Inc (Class A)	$7,922,673
210,048		Darden Restaurants, Inc	10,670,438
99,304	*	Las Vegas Sands Corp	4,685,163
443,848	*	Orient-Express Hotels Ltd (Class A)	4,389,657
354,590		Starbucks Corp	14,215,513
79,595		Weight Watchers International, Inc	6,143,938

		TOTAL CONSUMER SERVICES	48,027,382

DIVERSIFIED FINANCIALS - 6.3%
224,368		American Express Co	11,227,375
670,680		Blackstone Group LP	11,139,995
848,579		Citigroup, Inc	32,534,519
62,289		CME Group, Inc	18,013,356
587,919		Discover Financial Services	15,056,605
511,454		Invesco Ltd	11,344,050
501,513		JPMorgan Chase & Co	20,286,201
240,866		Lazard Ltd (Class A)	8,093,098
578,516		Morgan Stanley	12,871,980

		TOTAL DIVERSIFIED FINANCIALS	140,567,179

ENERGY - 11.8%
317,438		Anadarko Petroleum Corp	26,207,681
205,229		Baker Hughes, Inc	15,880,620
217,737		Cenovus Energy, Inc	8,350,214
439,307		Chevron Corp	45,696,715
69,855	*	Concho Resources, Inc	6,537,031
116,367		ConocoPhillips	8,377,260
526,316		El Paso Corp	10,815,794
185,655		Ensco International plc (ADR)	9,886,129
704,635		Exxon Mobil Corp	56,222,828
476,192		Halliburton Co	26,061,988
284,747		Marathon Oil Corp	8,818,615
142,423	*	Marathon Petroleum Corp	6,236,703
283,013		Occidental Petroleum Corp	27,786,216
89,623		Saipem S.p.A.	4,670,296
107,434		Suncor Energy, Inc (NY)	4,106,127

		TOTAL ENERGY	265,654,217

FOOD & STAPLES RETAILING - 1.2%
39,371	*	Chefs’ Warehouse Holdings, Inc	698,835
177,930		Costco Wholesale Corp	13,923,022
186,638		Whole Foods Market, Inc	12,448,755

		TOTAL FOOD & STAPLES RETAILING	27,070,612

FOOD, BEVERAGE & TOBACCO - 7.1%
694,685		Coca-Cola Co	47,245,527
288,163		Coca-Cola Enterprises, Inc	8,100,262
171,381		Corn Products International, Inc	8,721,579
157,894		Groupe Danone	11,257,002
158,881	*	Hansen Natural Corp	12,173,462

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

204,526		Hershey Co	$11,543,448
159,558		Lorillard, Inc	16,948,251
559,900		Philip Morris International, Inc	39,848,083
41,513		Remy Cointreau S.A.	3,704,505

		TOTAL FOOD, BEVERAGE & TOBACCO	159,542,119

HEALTH CARE EQUIPMENT & SERVICES - 3.7%
395,651		Cardinal Health, Inc	17,313,688
192,586	*	Cerner Corp	12,805,043
84,156		Cooper Cos, Inc	6,437,092
336,174	*	Coventry Health Care, Inc	10,757,568
90,257	*	Edwards Lifesciences Corp	6,439,837
101,841	*	Express Scripts, Inc	5,525,893
425,808	*	Hologic, Inc	7,907,255
209,056		Humana, Inc	15,591,396

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	82,777,772

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
155,419		Estee Lauder Cos (Class A)	16,305,007
100,543		Herbalife Ltd	5,602,256
472,910		Procter & Gamble Co	29,079,236

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	50,986,499

INSURANCE - 2.5%
347,685		ACE Ltd	23,287,941
378,682		Prudential Financial, Inc	22,221,060
145,770		RenaissanceRe Holdings Ltd	10,144,134

		TOTAL INSURANCE	55,653,135

MATERIALS - 4.2%
86,270		Agrium, Inc	7,538,273
227,348		Barrick Gold Corp	10,814,944
44,772		CF Industries Holdings, Inc	6,953,987
250,137		Christian Hansen Holding	5,768,253
277,797		Dow Chemical Co	9,686,781
483,478		Du Pont (E.I.) de Nemours & Co	24,860,439
82,407		Ecolab, Inc	4,120,350
459,223		Huntsman Corp	8,771,159
222,268		Monsanto Co	16,332,253
200		Sherwin-Williams Co	15,434

		TOTAL MATERIALS	94,861,873

MEDIA - 3.5%
161,412	*	AMC Networks, Inc	6,002,912
377,114		CBS Corp (Class B)	10,321,610
878,728		Comcast Corp (Class A)	21,107,047
445,070		Viacom, Inc (Class B)	21,550,289
486,721		Walt Disney Co	18,797,165

		TOTAL MEDIA	77,779,023

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.9%
141,220		Allergan, Inc	$11,482,598
112,308	*	AVEO Pharmaceuticals, Inc	2,146,206
317,149		Biovail Corp	17,452,709
665,545		Bristol-Myers Squibb Co	19,074,520
234,784	*	Gilead Sciences, Inc	9,945,450
182,388		Johnson & Johnson	11,816,919
60,294	*	Mettler-Toledo International, Inc	9,334,114
616,696	*	Mylan Laboratories, Inc	14,048,335
64,949		Novo Nordisk AS (Class B)	7,944,615
2,387,269		Pfizer, Inc	45,931,057
92,199	*	Pharmasset, Inc	11,191,115
292,560		Shire Ltd	10,154,372
98,541		UCB S.A.	4,532,185
154,598	*	United Therapeutics Corp	8,870,833
470,166		Warner Chilcott plc	9,882,889
70,185	*	Waters Corp	6,168,560
326,853	*	Watson Pharmaceuticals, Inc	21,941,642

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	221,918,119

RETAILING - 4.6%
90,563	*	Amazon.com, Inc	20,152,079
488,524		Foot Locker, Inc	10,615,627
241,880	*	GameStop Corp (Class A)	5,703,530
614,826		Home Depot, Inc	21,475,871
49,344	*	HomeAway, Inc	1,939,713
442,592		Macy’s, Inc	12,777,631
18,169	*	NetFlix, Inc	4,832,772
115,892		Target Corp	5,967,279
103,759		Tiffany & Co	8,258,179
100,217		Tractor Supply Co	6,606,305
157,579		Williams-Sonoma, Inc	5,833,575

		TOTAL RETAILING	104,162,561

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
965,621		ARM Holdings plc	9,207,298
225,902		Avago Technologies Ltd	7,597,084
1,140,575		Intel Corp	25,469,040
678,567	*	ON Semiconductor Corp	5,896,747

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	48,170,169

SOFTWARE & SERVICES - 8.0%
119,083		Accenture plc	7,042,569
263,797	*	Amdocs Ltd	8,317,519
20,960	*	Baidu, Inc (ADR)	3,292,187
184,341	*	BMC Software, Inc	7,967,218
178,996	*	eBay, Inc	5,862,119
236,146	*	Electronic Arts, Inc	5,254,249
45,381	*	Google, Inc (Class A)	27,396,056
80,392	*	IAC/InterActiveCorp	3,327,425
106,967		International Business Machines Corp	19,451,949
89,055	*	Micros Systems, Inc	4,361,023
683,273		Microsoft Corp	18,721,680

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

889,939		Oracle Corp	$27,214,335
1,024,014	*	Symantec Corp	19,517,707
190,273	*	Teradata Corp	10,457,404
139,147	*	VeriFone Systems, Inc	5,478,217
53,406	*	VMware, Inc (Class A)	5,358,758

		TOTAL SOFTWARE & SERVICES	179,020,415

TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
218,467	*	Apple, Inc	85,306,994
683,717		Cisco Systems, Inc	10,918,960
375,712	*	EMC Corp	9,798,569
223,091		Hewlett-Packard Co	7,843,880
843,545	*	JDS Uniphase Corp	11,092,617
283,970	*	Polycom, Inc	7,675,709
608,115		Qualcomm, Inc	33,312,540

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	165,949,269

TELECOMMUNICATION SERVICES - 2.9%
230,660	*	American Tower Corp (Class A)	12,116,570
396,936		CenturyTel, Inc	14,730,295
1,788,532	*	Level 3 Communications, Inc	3,899,000
188,341	*	MetroPCS Communications, Inc	3,066,191
853,243		Verizon Communications, Inc	30,110,945

		TOTAL TELECOMMUNICATION SERVICES	63,923,001

TRANSPORTATION - 2.5%
172,415		Con-Way, Inc	6,313,837
1,286,543	*	JetBlue Airways Corp	6,162,541
258,836	*	Kansas City Southern Industries, Inc	15,361,917
373,972		United Parcel Service, Inc (Class B)	25,886,342

		TOTAL TRANSPORTATION	53,724,637

UTILITIES - 1.5%
117,580		Edison International	4,476,271
155,927		Exelon Corp	6,871,703
867		FirstEnergy Corp	38,712
83,719		ITC Holdings Corp	5,882,097
335,524		NiSource, Inc	6,754,098
650,923		NV Energy, Inc	9,659,696

		TOTAL UTILITIES	33,682,577

		TOTAL COMMON STOCKS	2,224,189,459

		(Cost $1,953,103,010)

		TOTAL INVESTMENTS - 99.2%	2,224,189,459
		(Cost $1,953,103,010)
		OTHER ASSETS & LIABILITIES, NET - 0.8%	17,610,706

		NET ASSETS - 100.0%	$2,241,800,165

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

CHINA - 3.7%
115,003,000		Agricultural Bank of China	$62,380,755
449,032		Asian Citrus Holdings Ltd	389,280
19,571,686		Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	38,488,563

		TOTAL CHINA	101,258,598

FRANCE - 1.7%
531,208		BNP Paribas	34,450,866
298,082		Peugeot S.A.	11,299,505
9,104		Societe Generale	450,644

		TOTAL FRANCE	46,201,015

GERMANY - 25.8%
2,636,341		Bayer AG.	210,907,788
2,092,218		Henkel KGaA (Preference)	141,051,908
2,425,709		Lanxess AG.	194,702,915
256,100		Merck KGaA	27,332,481
526,303		Rheinmetall AG.	44,051,777
1,491,427		ThyssenKrupp AG.	65,939,603

		TOTAL GERMANY	683,986,472

HONG KONG - 0.5%
11,428,000		Trinity Ltd	12,672,063

		TOTAL HONG KONG	12,672,063

INDIA - 4.1%
9,684,055		HDFC Bank Ltd	106,635,180

		TOTAL INDIA	106,635,180

IRELAND - 0.5%
1,314,564	*	Smurfit Kappa Group plc	13,533,940

		TOTAL IRELAND	13,533,940

ITALY - 0.7%
375,817		Saipem S.p.A.	19,583,998

		TOTAL ITALY	19,583,998

JAPAN - 15.6%
988,900		Aeon Credit Service Co Ltd	13,886,525
43,300		Canon, Inc	2,087,556
17,000		Daikin Industries Ltd	603,068
30,908		Denso Corp	1,098,343
11,550	*	Fanuc Ltd	2,184,937

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

6,716,000		Hitachi Ltd	$41,413,904
1,200,400		JTEKT Corp	17,597,434
87,697		Kao Corp	2,480,001
65,030		Komatsu Ltd	2,030,131
81,407		Mitsubishi Corp	2,177,323
632,984		Mitsubishi Electric Corp	7,474,298
3,516,000		Mitsubishi Heavy Industries Ltd	16,387,321
3,133,047		Mitsubishi UFJ Financial Group, Inc	15,909,214
158,720		Mitsubishi UFJ Lease & Finance Co Ltd	6,859,784
65,000		Mitsui Trust Holdings, Inc	239,442
147,847	*	Nomura Holdings, Inc	717,755
3,076,000		NTN Corp	18,574,696
65,205	*	ORIX Corp	7,033,826
1,678,700		Shin-Etsu Chemical Co Ltd	90,551,820
58,750	*	Sony Corp	1,473,588
185,150		Sumitomo Corp	2,609,355
36,000		Sumitomo Metal Mining Co Ltd	637,468
24,000		Suruga Bank Ltd	208,323
14,766,000		Teijin Ltd	65,969,887
120,100		United Arrows Ltd	2,433,755
1,619,800		Ushio, Inc	30,465,934
779,250		Yamada Denki Co Ltd	62,390,617

		TOTAL JAPAN	415,496,305

MACAU - 5.8%
50,813,391	*	Sands China Ltd	152,936,105

		TOTAL MACAU	152,936,105

NETHERLANDS - 0.1%
46,405		Royal Dutch Shell plc (A Shares)	1,699,795

		TOTAL NETHERLANDS	1,699,795

SWEDEN - 5.6%
1,946,620		Assa Abloy AB (Class B)	49,978,109
3,741,202		SKF AB (B Shares)	98,405,691

		TOTAL SWEDEN	148,383,800

SWITZERLAND - 14.4%
1,876,771		Adecco S.A.	112,779,348
20,528		Bellevue Group AG.	363,324
111,155		Burckhardt Compression Holding AG.	31,788,050
4,049,717	*	Clariant AG.	63,676,591
51,026		Givaudan S.A.	55,872,286
859,428	a	Tecan Group AG.	72,533,538
2,825,339	*	UBS AG. (Switzerland)	46,642,217

		TOTAL SWITZERLAND	383,655,354

TAIWAN - 2.1%
8,245,000		Formosa Plastics Corp	31,045,957
785,400		High Tech Computer Corp	23,363,656

		TOTAL TAIWAN	54,409,613

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

UNITED KINGDOM - 18.8%
12,296,199		ICAP plc	$89,969,254
13,790,456		Man Group plc	50,182,843
898,133		Pearson plc	17,234,436
3,474,329		Reckitt Benckiser Group plc	196,598,671
101,339		Rio Tinto plc	7,153,394
6,629,078		Smiths Group plc	123,205,822
831,018		Tullow Oil plc	16,695,059

		TOTAL UNITED KINGDOM	501,039,479

		TOTAL COMMON STOCKS	2,641,491,717

		(Cost $2,420,725,038)

		TOTAL INVESTMENTS - 99.4%	2,641,491,717
		(Cost $2,420,725,038)
		OTHER ASSETS & LIABILITIES, NET - 0.6%	14,851,086

		NET ASSETS - 100.0%	$2,656,342,803

	*	Non-income producing.
	a	Affiliated holding.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2011

SECTOR	VALUE	% OF NET ASSETS

INDUSTRIALS	$598,801,857	22.5%
MATERIALS	589,083,861	22.2
FINANCIALS	435,929,952	16.4
CONSUMER STAPLES	340,519,860	12.8
HEALTH CARE	310,773,807	11.7
CONSUMER DISCRETIONARY	261,538,412	9.9
INFORMATION TECHNOLOGY	66,865,116	2.5
ENERGY	37,978,852	1.4
OTHER ASSETS & LIABILITIES, NET	14,851,086	0.6

NET ASSETS	$2,656,342,803	100.0%

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2011

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

CORPORATE BONDS - 0.0%

INDIA - 0.0%
$ 312,300	Dr Reddy’s Laboratories Ltd	9.250%	03/24/14	$353

	TOTAL INDIA			353

	TOTAL CORPORATE BONDS			353

	(Cost $396)

SHARES		COMPANY

COMMON STOCKS - 98.9%

ARGENTINA - 0.1%
10,644		Banco Macro S.A. (ADR) (Class B)	368,921

		TOTAL ARGENTINA	368,921

AUSTRALIA - 1.3%
59,731	*	Aston Resources Pty Ltd	709,236
1,314,081	*	Cockatoo Coal Ltd	641,850
404,443	*	Dart Energy Ltd	299,419
35,174		Iluka Resources Ltd	685,702
53,761	*	Karoon Gas Australia Ltd	260,048
29,113		Kingsgate Consolidated Ltd	283,566
182,360	*	Lynas Corp Ltd	427,717
12,639		Newcrest Mining Ltd	551,150
83,755	*	Pan Australian Resources Ltd	376,900
38,725	*	Sandfire Resources NL	331,777
77,953		Whitehaven Coal Ltd	563,443

		TOTAL AUSTRALIA	5,130,808

BRAZIL - 13.6%
69,400		Aliansce Shopping Centers S.A.	601,435
33,800		Amil Participacoes S.A.	385,763
159,624		Banco Bradesco S.A. (Preference)	3,036,340
80,400		Banco do Brasil S.A.	1,362,940
187,900		Banco Itau Holding Financeira S.A.	3,809,251
114,200		BM&FBOVESPA S.A.	667,888
135,900		BR Malls Participacoes S.A.	1,582,586
27,848		BR Properties S.A.	309,213
38,800		Braskem S.A.	460,091
57,300		Brazil Insurance Participco	731,190
81,000	*	Brazil Pharma S.A.	798,588
33,100		Cia de Concessoes Rodoviarias	996,511
32,600		Cia Energetica de Minas Gerais	623,265
32,200		Cia Hering	690,156

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

26,600		Cosan SA Industria e Comercio	$408,215
30,100		Diagnosticos da America S.A.	373,618
53,200		Drogasil S.A.	428,797
57,700		EcoRodovias Infraestrutura e Logistica S.A.	485,531
75,100		Empresa Brasileira de Aeronautica S.A.	542,845
25,500		Fleury S.A.	350,227
55,100		Gol Linhas Aereas Inteligentes S.A.	426,346
39,400		Localiza Rent A Car	638,692
60,109		Lojas Americanas S.A.	548,437
23,900		Lojas Renner S.A.	859,004
83,200	*	Magazine Luiza S.A.	740,342
57,700		Mills Estruturas e Servicos de	781,313
22,500		Multiplan Empreendimentos Imobiliarios S.A.	486,024
18,900		Multiplus S.A.	327,583
184,800	*	OGX Petroleo e Gas Participacoes S.A.	1,539,553
204,800		PDG Realty S.A.	1,082,864
668,845		Petroleo Brasileiro S.A.	11,234,750
25,200		Porto Seguro S.A.	352,607
655,000		PT International Nickel Indonesia Tbk	326,321
39,907		QGEP Participacoes S.A.	455,462
24,900		Redecard S.A.	428,687
23,300		Santos Brasil Participacoes S.A.	404,146
69,660		Satipel Industrial S.A.	518,795
75,100		Souza Cruz S.A.	895,864
86,987	*	T4F Entretenimento S.A.	813,303
15,300		Tam S.A. (Preference)	293,994
39,100		Tele Norte Leste Participacoes S.A. (Preference)	541,805
13,000		Telecomunicacoes de Sao Paulo S.A.	409,066
139,436		Tim Participacoes S.A.	687,807
23,200		Totvus S.A.	415,726
23,700		Ultrapar Participacoes S.A.	423,310
287,500		Vale S.A.	9,302,480

		TOTAL BRAZIL	53,578,731

CAMBODIA - 0.1%
1,366,000		NagaCorp Ltd	334,192

		TOTAL CAMBODIA	334,192

CANADA - 0.1%
14,917		Petrominerales Ltd	475,870

		TOTAL CANADA	475,870

CHILE - 1.0%
150,700		Centros Comerciales Sudamericanos S.A.	994,455
328,974		Empresa Nacional de Electricidad S.A.	589,629
29,019		Lan Airlines S.A.	763,691
97,975		Parque Arauco S.A	203,445
43,340		SACI Falabella	418,717
16,239		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,052,430

		TOTAL CHILE	4,022,367

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

CHINA - 14.7%
1,841,000		Agricultural Bank of China	$998,608
880,000		Air China Ltd	930,885
318,000		Ajisen China Holdings Ltd	625,607
317,500		Anhui Conch Cement Co Ltd	1,481,327
10,380	*	Baidu, Inc (ADR)	1,630,387
3,964,000		Bank of China Ltd	1,824,526
679,800		Bank of Communications Co Ltd	592,570
656,000	*	Brilliance China Automotive Holdings Ltd	834,497
616,880		Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	1,213,121
918,000		China BlueChemical Ltd	714,174
4,052,090		China Construction Bank	3,260,702
148,143		China Merchants Holdings International Co Ltd	525,885
603,000		China Mobile Hong Kong Ltd	5,999,155
598,000		China National Building Material Co Ltd	1,198,285
408,000		China Oilfield Services Ltd	713,642
162,000		China Resources Enterprise	702,345
408,000		China Resources Gas Group Ltd	602,824
567,000		China Shanshui Cement Group Ltd	687,668
507,500		China Shenhua Energy Co Ltd	2,544,657
336,000		China Yurun Food Group Ltd	1,054,574
1,001,000		Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	413,364
1,923,000		CNOOC Ltd	4,280,621
842,000		Country Garden Holdings Co Ltd	431,212
4,420	*	Ctrip.com International Ltd (ADR)	203,762
464,000		Dongfeng Motor Group Co Ltd	917,234
587,000		Evergrande Real Estate Group	440,231
402,000		First Tractor Co	518,946
25,075	*	Focus Media Holding Ltd (ADR)	824,717
1,757,000		GCL Poly Energy Holdings Ltd	989,134
228,000		Golden Eagle Retail Group Ltd	562,145
351,250		Great Wall Motor Co Ltd	530,207
372,000		Guangzhou Automobile Group Co Ltd	448,267
816,000		Harbin Power Equipment	1,075,537
6,693,000		Industrial & Commercial Bank of China	5,082,995
467,000		Intime Department Store Group Co Ltd	781,849
228,500		iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	367,066
438,500		KWG Property Holding Ltd	305,830
1,306,000		Lenovo Group Ltd	828,826
28,694	*	Melco PBL Entertainment Macau Ltd (ADR)	434,140
716,000		Shandong Weigao Group Medical Polymer Co Ltd	980,488
9,058	*	Sina Corp	979,079
229,000	*,m	Sun Art Retail Group Ltd	294,413
124,500		Tencent Holdings Ltd	3,232,096
352,000		Vinda International Holdings Ltd	430,378
1,068,000		West China Cement Ltd	343,234
153,000	*	Wumart Stores, Inc	383,101
18,648	*	WuXi PharmaTech Cayman, Inc (ADR)	290,536
198,000		Xinao Gas Holdings Ltd	668,235
609,000		Xingda International Holdings Ltd	430,845
328,000		Yanzhou Coal Mining Co Ltd	1,256,537
2,100,000		Zijin Mining Group Co Ltd	1,135,167

		TOTAL CHINA	57,995,631

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

COLOMBIA - 1.0%
24,707		Almacenes Exito S.A.	$330,733
27,659		BanColombia S.A.	451,144
9,874,637		Bolsa de Valores de Colombia	223,824
92,484		Cementos Argos S.A.	573,230
664,179		Ecopetrol S.A.	1,395,263
14,200		Inversiones Argos S.A.	145,518
11,530		Pacific Rubiales Energy Corp	333,977
18,333		Suramericana de Inversiones S.A.	371,207

		TOTAL COLOMBIA	3,824,896

CZECH REPUBLIC - 0.1%
6,000		CEZ AS	310,517

		TOTAL CZECH REPUBLIC	310,517

EGYPT - 0.2%
65,615		Commercial International Bank	299,221
12,605		Orascom Construction Industries	546,097

		TOTAL EGYPT	845,318

HONG KONG - 3.7%
224,400	*	AIA Group Ltd	824,220
640,000		AMVIG Holdings Ltd	393,294
680,000		Belle International Holdings Ltd	1,484,262
366,500		Boer Power Holdings Ltd	193,708
592,000		China Resources Cement Holdings Ltd	567,811
137,000		Chow Sang Sang Holding	517,691
475,500		Dickson Concepts International Ltd	359,564
350,000	*	Galaxy Entertainment Group Ltd	904,965
1,422,000	*	Genting Hong Kong Ltd	617,562
2,783,000		GOME Electrical Appliances Holdings Ltd	1,312,984
44,000		Kingboard Chemical Holdings Ltd	208,968
382,000		Lee & Man Holding Ltd	443,251
550,000		Melco International Development	679,333
207,600	*	MGM China Holdings Ltd	463,479
461,500	*	Mongolian Mining Corp	566,062
658,000		Noble Group Ltd	1,020,351
252,000		Prime Success International Group Ltd	270,273
914,000		SA SA International Holdings Ltd	724,019
394,500	*	Sateri Holdings Ltd	191,836
122,000		Shangri-La Asia Ltd	314,210
548,000		Shun TAK Holdings Ltd	360,530
1,876,000		Singamas Container Holdings Ltd	648,653
544,000		Sino Biopharmaceutical	190,011
360,000		SJM Holdings Ltd	905,326
326,000		Trinity Ltd	361,489

		TOTAL HONG KONG	14,523,852

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

HUNGARY - 0.3%
38,456		OTP Bank	$1,109,455

		TOTAL HUNGARY	1,109,455

INDIA - 6.4%
13,427		Aditya Birla Nuvo Ltd	289,612
104,675		Amtek Auto Ltd	376,305
81,280		Bharti Airtel Ltd	803,144
21,264		Cadila Healthcare Ltd	425,300
48,996		Coal India Ltd	430,475
53,931		Coromandel International Ltd	399,570
153,010	*	DEN Networks Ltd	276,101
73,156		Dhanalakshmi Bank Ltd	174,261
113,764		DLF Ltd	593,314
12,074		Dr Reddy’s Laboratories Ltd	434,130
48,059		Engineers India Ltd	311,269
98,040		Escorts Ltd	217,961
209,990		Exide Industries Ltd	738,720
39,720		Federal Bank Ltd	383,183
41,153		GAIL India Ltd	429,396
6,130		Grasim Industries Ltd	304,668
124,140	*	Hathway Cables and Datacom Pvt Ltd	309,935
50,281		HCL Technologies Ltd	551,877
152,715		HDFC Bank Ltd	1,681,609
95,057		Housing Development Finance Corp	1,479,258
91,744		ICICI Bank Ltd	2,145,806
38,701		Infosys Technologies Ltd	2,425,987
364,951		ITC Ltd	1,717,380
32,653		Larsen & Toubro Ltd	1,272,952
21,806		Maruti Udyog Ltd	593,894
38,635		Motherson Sumi Systems Ltd	199,589
48,004		Opto Circuits India Ltd	312,512
55,455		Pantaloon Retail India Ltd	420,127
51,288		Phoenix Mills Ltd	246,168
57,639		Prestige Estates Projects Ltd	172,043
40,557		Reliance Industries Ltd	758,488
33,746		Shopper’s Stop Ltd	299,719
65,177		Sintex Industries Ltd	259,036
50,373		Sobha Developers Ltd	295,752
81,352		Sun Pharmaceuticals Industries Ltd	951,325
56,577		Tata Consultancy Services Ltd	1,455,631
19,516		UTI Bank Ltd	589,593
164,411		ZEE Telefilms Ltd	488,862

		TOTAL INDIA	25,214,952

INDONESIA - 3.3%
1,412,500		Bank Rakyat Indonesia	1,143,364
297,000		PT Astra International Tbk	2,460,132
810,000		PT Bank Central Asia Tbk	788,924
1,361,858		PT Bank Mandiri Persero Tbk	1,254,566
1,091,793		PT Bank Negara Indonesia	570,213
566,500		PT Excelcomindo Pratama	382,413
120,500		PT Gudang Garam Tbk	720,323

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

961,500		PT Harum Energy Indonesia Tbk	$1,094,068
133,000		PT Indo Tambangraya Megah	787,977
313,500		PT Indocement Tunggal Prakarsa Tbk	569,119
667,000		PT Indofood Sukses Makmur Tbk	496,875
917,500		PT Jasa Marga Tbk	428,125
4,918,875		PT Lippo Karawaci Tbk	450,169
154,000		PT Tambang Batubara Bukit Asam Tbk	385,307
260,000		PT United Tractors Tbk	833,978
205,000		Straits Asia Resources Ltd	513,910

		TOTAL INDONESIA	12,879,463

KOREA, REPUBLIC OF - 15.4%
8,261		Cheil Industries, Inc	943,628
4,055		Daum Communications	507,713
3,969		Dongbu Insurance Co Ltd	196,948
16,770		Dongkuk Steel Mill Co Ltd	630,982
5,543		Doosan Corp	776,927
37,500	*	Doosan Infracore Co Ltd	934,079
32,982	*	Duksan Hi-Metal Co Ltd	904,697
3,135	*	E-Mart Co Ltd	817,723
3,601		GS Engineering & Construction Corp	406,614
7,224		GS Holdings Corp	619,071
28,410		Hana Financial Group, Inc	1,114,283
13,967		Hanwha Chemical Corp	615,874
2,456		Honam Petrochemical Corp	1,006,188
67,530		Hynix Semiconductor, Inc	1,556,753
2,020		Hyundai Department Store Co Ltd	352,340
8,370		Hyundai Engineering & Construction Co Ltd	685,949
4,280		Hyundai Heavy Industries	1,654,674
4,691		Hyundai Home Shopping Network Corp	660,345
12,720		Hyundai Marine & Fire Insurance Co Ltd	407,407
7,627		Hyundai Mobis	2,745,716
19,473		Hyundai Motor Co	4,335,250
9,489		Hyundai Steel Co	1,169,545
20,560		Industrial Bank of Korea	353,419
33,906		KB Financial Group, Inc	1,686,596
2,114		KCC Corp	701,889
34,685		Kia Motors Corp	2,542,848
6,371		KIWOOM Securities Co Ltd	353,481
10,630		Korea Investment Holdings Co Ltd	420,393
11,605		Korean Air Lines Co Ltd	740,552
6,151		LG Chem Ltd	2,742,910
14,673		LG Corp	1,096,794
2,576		LG Household & Health Care Ltd	1,165,467
310		Lotte Confectionery Co Ltd	529,248
4,134		Mando Corp	816,445
4,999		NCsoft	1,538,268
6,819	*	Neowiz Games Corp	403,013
4,258	*	NHN Corp	847,635
2,286		POSCO	1,009,667
12,375		Samsung Card Co	704,065
17,133		Samsung Corp	1,362,672

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

11,787		Samsung Electronics Co Ltd	$9,438,587
3,725		Samsung Engineering Co Ltd	918,065
4,289		Samsung Fire & Marine Insurance Co Ltd	970,206
29,670		Samsung Heavy Industries Co Ltd	1,207,105
7,196		Samsung Securities Co Ltd	542,245
27,538		Seoul Semiconductor Co Ltd	830,262
50,366		Shinhan Financial Group Co Ltd	2,412,653
894		Shinsegae Co Ltd	278,130
2,529		SK Corp	435,387
5,746		SK Energy Co Ltd	1,184,621

		TOTAL KOREA, REPUBLIC OF	60,275,329

LUXEMBOURG - 0.4%
205,750	*	L’ Occitane International S.A.	565,895
28,658		Ternium S.A. (ADR)	830,796

		TOTAL LUXEMBOURG	1,396,691

MACAU - 0.3%
371,200	*	Sands China Ltd	1,117,223

		TOTAL MACAU	1,117,223

MALAYSIA - 2.9%
844,800		AirAsia BHD	1,117,491
211,300		AMMB Holdings BHD	461,834
535,400		Bumiputra-Commerce Holdings BHD	1,490,137
49,900		Digi.Com BHD	506,902
310,000		Gamuda BHD	385,519
290,300		Genting BHD	1,056,828
48,800		Hong Leong Credit BHD	215,325
272,426		IGB Corp BHD	192,683
265,100		IJM Corp BHD	562,712
187,100		JobStreet Corp BHD	182,183
132,700		KrisAssets Holdings BHD	183,759
79,800		Kuala Lumpur Kepong BHD	584,193
125,400		Lafarge Malayan Cement BHD	311,810
96,300		Malaysia Airports Holdings BHD	210,575
364,300		Malaysian Resources Corp BHD	312,177
192,800	*	Petronas Chemicals Group BHD	444,704
133,500		Public Bank BHD (Foreign)	603,602
266,300		Resorts World BHD	327,088
147,500		RHB Capital BHD	452,540
402,800		SP Setia BHD	529,103
619,100		TM International BHD	1,062,923
184,800		WCT Berhad	190,947

		TOTAL MALAYSIA	11,385,035

MEXICO - 3.6%
59,000		Alfa S.A. de C.V. (Class A)	867,409
4,177,600		America Movil S.A. de C.V. (Series L)	5,381,587
276,500		Compartamos SAB de C.V.	497,296
137,200	*	Empresas ICA Sociedad Controladora S.A. de C.V.	278,905
265,700		Fomento Economico Mexicano S.A. de C.V.	1,919,864

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

350,880		Grupo Financiero Banorte S.A. de C.V.	$1,533,286
42,600		Grupo Modelo S.A. (Series C)	262,809
20,595		Industrias Penoles S.A. de C.V.	888,193
174,600		Mexichem SAB de C.V.	753,303
18,586	*	NII Holdings, Inc (Class B)	787,117
209,500	*	Urbi Desarrollos Urbanos S.A. de C.V	461,399
249,000		Wal-Mart de Mexico S.A. de C.V. (Series V)	686,923

		TOTAL MEXICO	14,318,091

NETHERLANDS - 0.2%
19,840		ING Vysya Bank Ltd	157,363
15,424	*	Yandex NV	539,377

		TOTAL NETHERLANDS	696,740

PERU - 0.9%
152,579		Alicorp S.A.	332,663
34,519	m	Bolsa de Valores de Lima S.A.	128,586
168,019		Cementos Lima S.A.	165,675
27,668		Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,132,728
10,489		Credicorp Ltd (NY)	1,024,775
296,605		Ferreyros S.A.	303,299
119,466		Grana y Montero S.A.	263,958
8,044	f	Intergroup Financial Services Corp (purchased 8/31/10, cost $210,890)	215,338

		TOTAL PERU	3,567,022

PHILIPPINES - 2.0%
430,600		Aboitiz Power Corp	331,932
2,550,200		Alliance Global Group, Inc	700,814
1,078,300		Ayala Land, Inc	430,861
342,640		Banco de Oro Universal Bank	519,936
155,350		Cebu Air, Inc	310,803
259,000		DMCI Holdings, Inc	276,611
426,150		International Container Term Services, Inc	551,539
312,300		JG Summit Holdings (Series B)	192,971
7,822,000		Metro Pacific Investments Corp	669,059
480,389		Metropolitan Bank & Trust	876,764
640,000		Nickel Asia Corp	312,796
741,000		Philex Mining Corp	451,486
8,200		Philippine Long Distance Telephone Co	465,106
51,380		Philippine Stock Exchange, Inc	305,329
701,500		Robinsons Land Corp	221,072
1,215,562		SM Development Corp	232,086
22,460		SM Investments Corp	289,466
1,535,500		SM Prime Holdings	420,425
429,100		Universal Robina	481,643

		TOTAL PHILIPPINES	8,040,699

POLAND - 1.4%
10,899		Bank Pekao S.A.	623,009
49,055	*	Getin Holding S.A.	199,358
17,489		KGHM Polska Miedz S.A.	1,196,979
10,198	*	Orbis S.A.	128,034

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

195,604		Polish Oil & Gas Co	$298,074
54,166		Powszechna Kasa Oszczednosci Bank Polski S.A.	798,338
9,816		Powszechny Zaklad Ubezpieczen S.A.	1,334,837
109,864		Telekomunikacja Polska S.A.	687,670
11,174		Warsaw Stock Exchange	195,730

		TOTAL POLAND	5,462,029

PORTUGAL - 0.1%
21,685		Jeronimo Martins SGPS S.A.	424,307

		TOTAL PORTUGAL	424,307

RUSSIA - 6.4%
23,155	f	Eurasia Drilling Co Ltd (GDR) (purchased 10/6/10, cost $664,934)	683,073
12,049	*,f	Evraz Group S.A. (GDR) (purchased 12/6/10, cost $430,171)	401,230
307,728		Gazprom (ADR)	4,403,483
18,370	f	Globaltrans Investment plc (GDR) (purchased 8/31/10, cost $296,698)	333,920
56,448	f	LSR Group OJSC (GDR) (purchased 12/6/10, cost $538,504)	426,182
39,649		LUKOIL (ADR)	2,636,592
31,131	f	Magnit OAO (GDR) (purchased 8/31/10, cost $830,251)	955,261
15,739	*,f	Mail.ru (GDR) (purchased 6/16/11, cost $555,423)	559,673
69,429		MMC Norilsk Nickel (ADR)	1,850,017
45,091	*,f	NOMOS-BANK (GDR) (purchased 4/19/11, cost $789,222)	831,929
22,408	f	NovaTek OAO (GDR) (purchased 8/31/10, cost $2,649,057)	3,476,971
16,945	*,f	Pharmstandard (GDR) (purchased 8/31/10, cost $431,088)	392,393
52,851	*	Polyus Gold Co (GDR)	190,264
226,398	f	Rosneft Oil Co (GDR) (purchased 8/31/10, cost $1,716,076)	1,921,347
39,981	*	Sberbank of Russia (ADR)	597,716
171,496		Sberbank of Russian Federation (ADR)	2,532,996
16,579	f	Severstal (GDR) (purchased 10/4/10, cost $273,111)	320,352
16,620		Tatneft (GDR)	695,215
18,307	f	Uralkali (GDR) (purchased 11/9/11, cost $686,625)	895,836
24,870	*,f	X 5 Retail Group NV (GDR) (purchsed 8/31/10, cost $965,276)	1,033,761

		TOTAL RUSSIA	25,138,211

SINGAPORE - 0.7%
1,851,000		GMG Global Ltd	407,773
10,000		Jardine Cycle & Carriage Ltd	401,253
409,000	*	Mewah International, Inc	269,183
266,000		Petra Foods Ltd	448,451
173,000		SembCorp Marine Ltd	773,529
129,000		Wilmar International Ltd	631,084

		TOTAL SINGAPORE	2,931,273

SOUTH AFRICA - 5.3%
4,032		Anglo Platinum Ltd	344,622
44,458		AngloGold Ashanti Ltd	1,864,443
25,502		Bidvest Group Ltd	598,465
7,125		Capitec Bank Holdings Ltd	193,184
68,080		Clicks Group Ltd	406,671
42,898		Foschini Ltd	564,164
73,265		Gold Reef Resorts Ltd	175,516
219,030		Growthpoint Properties Ltd	603,028

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

41,779		Impala Platinum Holdings Ltd	$1,066,968
19,186		Imperial Holdings Ltd	329,598
13,009		Kumba Iron Ore Ltd	990,416
75,392		Mr Price Group Ltd	830,661
176,054		MTN Group Ltd	3,808,640
43,821		Naspers Ltd (N Shares)	2,345,222
124,525		Sanlam Ltd	502,548
61,136		Sasol Ltd	3,066,599
43,115		Standard Bank Group Ltd	626,955
14,760		Tiger Brands Ltd	449,329
43,499		Truworths International Ltd	471,114
81,177		Vodacom Group Pty Ltd	1,033,206
94,853		Woolworths Holdings Ltd	447,291

		TOTAL SOUTH AFRICA	20,718,640

SWITZERLAND - 0.0%
8,821	*	Green Dragon Gas Ltd	89,092

		TOTAL SWITZERLAND	89,092

TAIWAN - 8.2%
65,880		Asustek Computer, Inc	530,183
186,000		Catcher Technology Co Ltd	1,624,463
327,420		Cathay Financial Holding Co Ltd	490,905
205,000		Cheng Uei Precision Industry Co Ltd	619,151
1,236,000		Chinatrust Financial Holding Co	1,116,154
377,400		Chunghwa Telecom Co Ltd	1,308,043
736,000		E.Sun Financial Holding Co Ltd	509,389
369,000		Far Eastern Department Stores Co Ltd	804,128
522,000		Far Eastern Textile Co Ltd	837,505
558,000		Far EasTone Telecommunications Co Ltd	922,708
461,100		First Financial Holding Co Ltd	382,382
311,000		Formosa Chemicals & Fibre Corp	1,126,748
9,000		Formosa International Hotels Corp	151,056
554,000		Formosa Plastics Corp	2,086,047
434,000		Fubon Financial Holding Co Ltd	708,035
714,000		Fuhwa Financial Holdings Co Ltd	510,479
103,650		High Tech Computer Corp	3,083,324
922,900		Hon Hai Precision Industry Co, Ltd	2,631,974
173,850		Huaku Development Co Ltd	517,774
30,000		Largan Precision Co Ltd	1,010,192
1,129,000		Mega Financial Holding Co Ltd	1,086,893
453,000		Nan Ya Plastics Corp	1,253,177
208,000		Polaris Securities Co Ltd	155,807
194,000		Prime View International Co Ltd	402,806
1,063,336	*	Shin Kong Financial Holding Co Ltd	459,404
287,000		Synnex Technology International Corp	736,776
656,980		Taishin Financial Holdings Co Ltd	350,913
570,000		Taiwan Cement Corp	901,846
186,000		Taiwan Fertilizer Co Ltd	664,652
1,240,000		Taiwan Semiconductor Manufacturing Co Ltd	3,081,585
42,000	*	TPK Holding Co Ltd	1,240,317
601,000		Uni-President Enterprises Corp	986,322

		TOTAL TAIWAN	32,291,138

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

THAILAND - 2.5%
169,100		Advanced Info Service PCL	$653,878
1,020,000		Amata Corp PCL (Foreign)	531,523
220,360		Asian Property Development PCL - NVDR	44,551
1,112,960		Asian Property Development PCL (Foreign)	225,010
87,100		Bangkok Bank PCL (Foreign)	514,841
583,400		Bank of Ayudhya PCL - NVDR	536,191
15,050		Banpu PCL	367,386
345,600		BEC World PCL (Foreign)	475,340
661,800		Charoen Pokphand Foods Public Co Ltd	702,511
128,100		CP Seven Eleven PCL	212,117
128,000		Kasikornbank PCL - NVDR	602,797
66,100		Kasikornbank PCL (Foreign)	313,740
115,400		Krung Thai Bank PCL	80,319
540,900		Minor International PCL (Foreign)	233,952
407,100		Preuksa Real Estate PCL (Foreign)	280,502
141,400		PTT Exploration & Production PCL	869,405
94,500		PTT PCL	1,095,229
4,269,000		Quality House PCL	269,887
31,000		Siam Cement PCL (Foreign)	455,325
179,400		Siam Commercial Bank PCL	758,356
381,200		Thai Airways International PCL	361,593
185,500		Tisco Bank PCL	248,045

		TOTAL THAILAND	9,832,498

TURKEY - 1.2%
10,391		BIM Birlesik Magazalar AS	353,676
104,716	*	Boyner Buyuk Magazacilik	246,760
22,648		Coca-Cola Icecek AS	325,774
200,864		Emlak Konut Gayrimenkul Yatiri	305,530
90,628		KOC Holding AS	378,210
302,894		Sinpas Gayrimenkul Yatirim Ortakligi AS	346,375
89,825	*	TAV Havalimanlari Holding AS	437,444
22,075		Tofas Turk Otomobil Fabrik	91,065
11,706		Tupras Turkiye Petrol Rafine	284,143
133,893	*	Turk Hava Yollari	249,660
233,244		Turkiye Garanti Bankasi AS	1,023,487
181,907		Turkiye Is Bankasi (Series C)	519,136
129,291	*	Yapi ve Kredi Bankasi	306,789

		TOTAL TURKEY	4,868,049

UKRAINE - 0.2%
45,097	*,f	MHP S.A. (GDR) (purchased 11/22/10, cost $765,700)	757,630

		TOTAL UKRAINE	757,630

UNITED KINGDOM - 0.8%
164,099	*	Afren plc	375,925
15,183		Anglo American plc	723,573
36,565		Antofagasta plc	839,750
33,887	*,f	O’Key Group S.A. (GDR) (purchased 11/2/10, cost $376,932)	308,372

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

28,987		Standard Chartered plc (Hong Kong)	$741,046

		TOTAL UNITED KINGDOM	2,988,666

UNITED STATES - 0.4%
13,292	*	General Motors Co	367,923
48,212	*	Kosmos Energy LLC	732,340
12,887	*	Las Vegas Sands Corp	608,009

		TOTAL UNITED STATES	1,708,272

VIRGIN ISLANDS, BRITISH - 0.1%
17,525		Arcos Dorados Holdings, Inc	411,137

		TOTAL VIRGIN ISLANDS, BRITISH	411,137

		TOTAL COMMON STOCKS	389,032,745

		(Cost $362,919,274)

PREFERRED STOCKS - 0.6%

BRAZIL - 0.6%
79,760	*	Ambev Cia De Bebidas Das	2,354,973

		TOTAL BRAZIL	2,354,973

		TOTAL PREFERRED STOCKS	2,354,973

		(Cost $2,117,936)

		TOTAL INVESTMENTS - 99.5%	391,388,071
		(Cost $365,037,606)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	1,959,884

		NET ASSETS - 100.0%	$393,347,955

		Abbreviation(s):

		ADR American Depositary Receipt
		GDR Global Depositary Receipt
		NVDR Non Voting Depository Receipt

	*	Non-income producing.
	f	Restricted security. At 7/31/2011, the value of these securities amounted to $13,513,268 or 3.4% of net assets.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2011

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$85,987,799	21.8%
MATERIALS	56,167,118	14.3
ENERGY	53,187,193	13.5
CONSUMER DISCRETIONARY	51,476,382	13.1
INFORMATION TECHNOLOGY	45,233,147	11.5
INDUSTRIALS	38,195,710	9.7
CONSUMER STAPLES	27,057,098	6.9
TELECOMMUNICATION SERVICES	25,441,170	6.5
HEALTH CARE	5,086,656	1.3
UTILITIES	3,555,798	0.9
OTHER ASSETS & LIABILITIES, NET	1,959,884	0.5

NET ASSETS	$393,347,955	100.0%

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.7%

AUTOMOBILES & COMPONENTS - 1.4%
490,778		Johnson Controls, Inc	$18,134,247

		TOTAL AUTOMOBILES & COMPONENTS	18,134,247

BANKS - 0.4%
163,248		Wells Fargo & Co	4,561,149

		TOTAL BANKS	4,561,149

CAPITAL GOODS - 9.1%
174,262		Boeing Co	12,280,243
122,776		Caterpillar, Inc	12,129,041
228,629		Danaher Corp	11,227,970
123,971		Emerson Electric Co	6,085,736
217,455		European Aeronautic Defence and Space Co	7,539,505
129,423		Goodrich Corp	12,313,304
155,729		Precision Castparts Corp	25,131,546
180,872		Roper Industries, Inc	14,764,582
144,296		United Technologies Corp	11,953,481

		TOTAL CAPITAL GOODS	113,425,408

CONSUMER DURABLES & APPAREL - 4.2%
593,579		Burberry Group plc	14,511,336
31,677	*	Fossil, Inc	3,980,849
177,117		Jarden Corp	5,488,856
65,113		LVMH Moet Hennessy Louis Vuitton S.A.	11,934,751
142,261		Nike, Inc (Class B)	12,824,829
71,998		Tupperware Corp	4,499,155

		TOTAL CONSUMER DURABLES & APPAREL	53,239,776

CONSUMER SERVICES - 4.4%
30,596	*	Chipotle Mexican Grill, Inc (Class A)	9,930,850
438,696	*	Las Vegas Sands Corp	20,697,677
284,806	*	Orient-Express Hotels Ltd (Class A)	2,816,731
546,994		Starbucks Corp	21,928,990

		TOTAL CONSUMER SERVICES	55,374,248

DIVERSIFIED FINANCIALS - 3.5%
49,468		BlackRock, Inc	8,828,059
266,796		Blackstone Group LP	4,431,482
42,674		CME Group, Inc	12,340,894
151,523	*	IntercontinentalExchange, Inc	18,682,786

		TOTAL DIVERSIFIED FINANCIALS	44,283,221

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

ENERGY - 7.8%
202,998		Anadarko Petroleum Corp	$16,759,514
311,962		Cenovus Energy, Inc	11,963,743
146,474	*	Concho Resources, Inc	13,707,037
197,997		Crescent Point Energy Corp	8,900,488
201,400		National Oilwell Varco, Inc	16,226,798
330,693		Schlumberger Ltd	29,884,726

		TOTAL ENERGY	97,442,306

FOOD & STAPLES RETAILING - 1.4%
230,475		Costco Wholesale Corp	18,034,669

		TOTAL FOOD & STAPLES RETAILING	18,034,669

FOOD, BEVERAGE & TOBACCO - 1.1%
479,533		Coca-Cola Enterprises, Inc	13,479,673

		TOTAL FOOD, BEVERAGE & TOBACCO	13,479,673

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
206,816	*	Cerner Corp	13,751,196
165,909	*	Edwards Lifesciences Corp	11,837,607
187,892	*	Hologic, Inc	3,489,154
56,264	*	Intuitive Surgical, Inc	22,536,546

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	51,614,503

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
209,141		Estee Lauder Cos (Class A)	21,940,982

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	21,940,982

MATERIALS - 6.5%
43,786		Ashland, Inc	2,681,455
73,155		Celanese Corp (Series A)	4,033,035
32,189		CF Industries Holdings, Inc	4,999,595
285,639		Dow Chemical Co	9,960,232
120,635		Freeport-McMoRan Copper & Gold, Inc (Class B)	6,388,830
589,853		Monsanto Co	43,342,399
90,935		Walter Energy, Inc	11,145,903

		TOTAL MATERIALS	82,551,449

MEDIA - 3.0%
725,742		Interpublic Group of Cos, Inc	7,119,529
796,158		Walt Disney Co	30,747,622

		TOTAL MEDIA	37,867,151

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
31,299	*	Agilent Technologies, Inc	1,319,566
120,606	*	Alexion Pharmaceuticals, Inc	6,850,421
325,573		Allergan, Inc	26,472,341
121,969	*	Biogen Idec, Inc	12,424,982
160,586	*	Illumina, Inc	10,028,596
29,235	*	Mettler-Toledo International, Inc	4,525,870
580,546		Pfizer, Inc	11,169,705
79,492		Shire plc (ADR)	8,267,168

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

79,416		UCB S.A.	$3,652,571
395,438	*	Watson Pharmaceuticals, Inc	26,545,752

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	111,256,972

RETAILING - 6.1%
259,447	*	Amazon.com, Inc	57,732,146
43,340	*	NetFlix, Inc	11,528,007
175,004		Petsmart, Inc	7,528,672

		TOTAL RETAILING	76,788,825

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
124,682		Avago Technologies Ltd	4,193,056
32,043	*	First Solar, Inc	3,788,444

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	7,981,500

SOFTWARE & SERVICES - 21.6%
198,745		Accenture plc	11,753,779
417,787	*	Autodesk, Inc	14,371,873
67,470	*	Baidu, Inc (ADR)	10,597,513
189,222	*	Check Point Software Technologies	10,908,648
66,297	*	Citrix Systems, Inc	4,776,036
124,107	*	Google, Inc (Class A)	74,922,154
796,506	*	Intuit, Inc	37,196,829
78,066		Mercadolibre, Inc	6,200,002
400,161	*	Nuance Communications, Inc	8,007,222
904,192		Oracle Corp	27,650,190
548,970	*	Red Hat, Inc	23,100,658
359,982		Visa, Inc (Class A)	30,792,861
141,849	*	VMware, Inc (Class A)	14,233,129

		TOTAL SOFTWARE & SERVICES	274,510,894

TECHNOLOGY HARDWARE & EQUIPMENT - 10.3%
27,524	*	Acme Packet, Inc	1,621,714
156,481	*	Apple, Inc	61,102,701
469,178	*	EMC Corp	12,236,162
38,318	*	F5 Networks, Inc	3,581,967
305,230	*	Juniper Networks, Inc	7,139,330
243,009	*	NetApp, Inc	11,547,788
300,134	*	Polycom, Inc	8,112,622
446,278		Qualcomm, Inc	24,447,108

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	129,789,392

TELECOMMUNICATION SERVICES - 1.2%
285,512	*	American Tower Corp (Class A)	14,997,945

		TOTAL TELECOMMUNICATION SERVICES	14,997,945

TRANSPORTATION - 0.5%
113,514	*	Kansas City Southern Industries, Inc	6,737,056

		TOTAL TRANSPORTATION	6,737,056

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

		TOTAL COMMON STOCKS	$1,234,011,366

		(Cost $1,114,403,257)
		TOTAL INVESTMENTS - 97.7%	1,234,011,366
		(Cost $1,114,403,257)
		OTHER ASSETS & LIABILITIES, NET - 2.3%	28,947,434

		NET ASSETS - 100.0%	$1,262,958,800

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.7%

AUTOMOBILES & COMPONENTS - 1.2%
1,288,800	*	American Axle & Manufacturing Holdings, Inc	$14,782,536
389,798	*	Ford Motor Co	4,759,434
118,297	*	Visteon Corp	7,417,222

		TOTAL AUTOMOBILES & COMPONENTS	26,959,192

BANKS - 5.7%
437,175		Fifth Third Bancorp	5,530,264
1,012,093		First Horizon National Corp	9,098,716
1,686,899		Huntington Bancshares, Inc	10,197,304
151,856	*	MGIC Investment Corp	604,387
136,942		SunTrust Banks, Inc	3,353,710
1,056,609		US Bancorp	27,535,231
2,244,157		Wells Fargo & Co	62,701,746
260,073		Zions Bancorporation	5,695,599

		TOTAL BANKS	124,716,957

CAPITAL GOODS - 7.9%
302,019		Boeing Co	21,283,279
522,060		CAE, Inc	6,830,028
987,358	*	FIAT Industrial S.p.A.	13,032,804
2,716,555		General Electric Co	48,653,500
330,635		Harsco Corp	9,062,705
253,359		Honeywell International, Inc	13,453,363
88,085		L-3 Communications Holdings, Inc	6,969,285
1,260,834		Masco Corp	13,301,798
129,674		SPX Corp	9,756,672
513,680		Textron, Inc	11,881,418
132,504		Tyco International Ltd	5,868,602
867,373	*	USG Corp	9,870,705

		TOTAL CAPITAL GOODS	169,964,159

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
301,216		Edenred	8,673,462
587,102		Republic Services, Inc	17,043,572

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	25,717,034

CONSUMER DURABLES & APPAREL - 1.9%
291,079		Jarden Corp	9,020,538
398,482		Newell Rubbermaid, Inc	6,184,441
3,937,289	*	Pulte Homes, Inc	27,049,175

		TOTAL CONSUMER DURABLES & APPAREL	42,254,154

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.7%
262,068	*	Las Vegas Sands Corp	$12,364,369
154,976		Marriott International, Inc (Class A)	5,036,720
862,760	*	Orient-Express Hotels Ltd (Class A)	8,532,696
125,444	*	WMS Industries, Inc	3,458,491
2,272,400		Wynn Macau Ltd	7,914,681

		TOTAL CONSUMER SERVICES	37,306,957

DIVERSIFIED FINANCIALS - 10.8%
330,219		Apollo Management LP	5,716,091
3,893,705		Bank of America Corp	37,807,876
170,738		Bank of New York Mellon Corp	4,287,231
32,806		BlackRock, Inc	5,854,559
667,936		Blackstone Group LP	11,094,417
1,417,627		Citigroup, Inc	54,351,819
14,281		CME Group, Inc	4,129,922
319,706		Discover Financial Services	8,187,671
432,423	*	E*Trade Financial Corp	6,866,877
103,258		Goldman Sachs Group, Inc	13,936,732
632,949		iShares Russell 1000 Value Index Fund	41,521,455
446,339		JPMorgan Chase & Co	18,054,413
440,037		Morgan Stanley	9,790,823
69,850	*	ORIX Corp	7,534,893
135,620		State Street Corp	5,624,161

		TOTAL DIVERSIFIED FINANCIALS	234,758,940

ENERGY - 11.7%
196,120		Anadarko Petroleum Corp	16,191,667
67,974		Apache Corp	8,409,743
56,024		Baker Hughes, Inc	4,335,137
21,572	*	C&J Energy Services, Inc	657,946
90,314		Cabot Oil & Gas Corp	6,690,461
261,708		Cenovus Energy, Inc	10,036,502
24,500		Chesapeake Energy Corp	841,575
399,921		Chevron Corp	41,599,781
772,941	*	Cobalt International Energy, Inc	9,522,633
70,821	*	Concho Resources, Inc	6,627,429
115,401		ConocoPhillips	8,307,718
181,841	*,g,m	Crescent Point Energy Corp 144A	8,174,233
43,756		Devon Energy Corp	3,443,597
358,914		El Paso Corp	7,375,683
363,106		Ensco International plc (ADR)	19,335,395
39,190		Equitable Resources, Inc	2,487,781
54,792		Exxon Mobil Corp	4,371,854
270,112		Marathon Oil Corp	8,365,369
135,056	*	Marathon Petroleum Corp	5,914,102
264,848		Occidental Petroleum Corp	26,002,777
291,639		Petroleo Brasileiro S.A. (ADR)	9,906,977
56,432		Questar Market Resources, Inc	2,473,415
127,700	*	Southwestern Energy Co	5,690,312
9,767		Spectra Energy Corp	263,904
270,037		Suncor Energy, Inc (NY)	10,320,814
1,090,890	*	Weatherford International Ltd	23,912,308

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

221,140		Williams Cos, Inc	$7,010,138

		TOTAL ENERGY	258,269,251

FOOD, & STAPLES RETAILING - 1.2%
739,859		CVS Corp	26,893,875

		TOTAL FOOD, & STAPLES RETAILING	26,893,875

FOOD, BEVERAGE & TOBACCO - 3.3%
321,349		General Mills, Inc	12,002,385
582,375		Kraft Foods, Inc (Class A)	20,022,053
40,201		Lorillard, Inc	4,270,150
424,629		PepsiCo, Inc	27,193,241
86,625		Remy Cointreau S.A.	7,730,175

		TOTAL FOOD, BEVERAGE & TOBACCO	71,218,004

HEALTH CARE EQUIPMENT & SERVICES - 3.4%
135,604		Aetna, Inc	5,626,210
1,755,797	*	Boston Scientific Corp	12,571,507
180,651	*	CareFusion Corp	4,767,380
314,865	*	HCA Holdings, Inc	8,400,598
837,322	*	Hologic, Inc	15,549,069
50,321		Quest Diagnostics, Inc	2,717,837
481,949		UnitedHealth Group, Inc	23,919,129

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	73,551,730

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
730,101		Procter & Gamble Co	44,893,910

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	44,893,910

INSURANCE - 5.9%
243,462		ACE Ltd	16,307,085
163,170		Aflac, Inc	7,515,610
233,834		Allstate Corp	6,481,878
157,984		Axis Capital Holdings Ltd	5,034,950
122,389		Chubb Corp	7,646,865
71,085		Everest Re Group Ltd	5,837,500
168,261		Lincoln National Corp	4,458,917
209,534		Marsh & McLennan Cos, Inc	6,179,158
64,960		Max Capital Group Ltd	1,415,478
880,670		Metlife, Inc	36,292,411
61,610		PartnerRe Ltd	4,116,780
368,259		Prudential Financial, Inc	21,609,438
70,223		RenaissanceRe Holdings Ltd	4,886,819

		TOTAL INSURANCE	127,782,889

MATERIALS - 2.9%
55,808		Akzo Nobel NV	3,408,905
97,738		Ashland, Inc	5,985,475
138,003		Celanese Corp (Series A)	7,608,105
311,615		Dow Chemical Co	10,866,015
288,027	*	Ferro Corp	3,750,112

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

309,240	*	Georgia Gulf Corp	$6,197,170
300,706		PolyOne Corp	4,660,943
210,665		Sonoco Products Co	6,751,813
375,000		Teijin Ltd	1,675,383
111,856		Walter Energy, Inc	13,710,190

		TOTAL MATERIALS	64,614,111

MEDIA - 1.5%
118,065		DISH Network Corp (Class A)	3,498,266
377,062		News Corp (Class A)	6,040,533
601,255		Walt Disney Co	23,220,468

		TOTAL MEDIA	32,759,267

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.9%
224,437	*	Amgen, Inc	12,276,704
2,337,723	*	Biovitrum AB	8,509,053
224,752		Bristol-Myers Squibb Co	6,441,392
473,733		Johnson & Johnson	30,693,160
89,267		Lonza Group AG.	7,602,917
739,389		Merck & Co, Inc	25,235,347
321,675	*	Mylan Laboratories, Inc	7,327,757
3,383,819		Pfizer, Inc	65,104,677
327,647	*	Vanda Pharmaceuticals, Inc	2,352,505
392,577		Warner Chilcott plc	8,251,969
320,884	*	Watson Pharmaceuticals, Inc	21,540,943

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	195,336,424

REAL ESTATE - 1.8%
10,028		Boston Properties, Inc	1,076,606
1,296,287		Chimera Investment Corp	3,992,564
125,144		General Growth Properties, Inc	2,103,671
471,952		Kimco Realty Corp	8,981,247
74,311		Rayonier, Inc	4,789,344
74,554		SL Green Realty Corp	6,114,919
175,821		Starwood Property Trust, Inc	3,410,927
246,000		Sumitomo Realty & Development Co Ltd	6,073,158
19,873		Vornado Realty Trust	1,859,119

		TOTAL REAL ESTATE	38,401,555

RETAILING - 2.0%
206,309		Kohl’s Corp	11,287,165
620,966		Lowe’s Cos, Inc	13,400,446
151,001	*	Talbots, Inc	522,463
204,149		Target Corp	10,511,632
251,975	*	Urban Outfitters, Inc	8,199,267

		TOTAL RETAILING	43,920,973

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
468,442	*	Freescale Semiconductor Holdings Ltd	7,649,658
1,171,725		Intel Corp	26,164,620
126,206	*	Lam Research Corp	5,159,301

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

1,176,133	*	Micron Technology, Inc	$8,668,100
1,129,512	*	RF Micro Devices, Inc	7,624,206
13,750,045		Solomon Systech International Ltd	591,020
234,803	*	Spansion, Inc	4,268,719

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	60,125,624

SOFTWARE & SERVICES - 4.0%
62,953	*	Alliance Data Systems Corp	6,190,798
1,607,409	*	AOL, Inc	27,615,286
116,640		DST Systems, Inc	5,970,802
613,141	*	eBay, Inc	20,080,368
507,400		Microsoft Corp	13,902,760
122,202		Visa, Inc (Class A)	10,453,159
424,696	*	Yahoo!, Inc	5,563,518

		TOTAL SOFTWARE & SERVICES	89,776,691

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
116,068	*	Ciena Corp	1,794,411
1,859,055		Cisco Systems, Inc	29,689,108
690,781		Corning, Inc	10,990,325
709,416		Hewlett-Packard Co	24,943,066
442,000		Hitachi Ltd	2,725,573
160,359	*	JDS Uniphase Corp	2,108,721
394,392		Seagate Technology, Inc	5,478,105
974,183	*	Smart Technologies, Inc (Class A)	5,689,229
886,406		Xerox Corp	8,270,168

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	91,688,706

TELECOMMUNICATION SERVICES - 4.9%
1,177,315		AT&T, Inc	34,448,236
650,987		CenturyTel, Inc	24,158,128
2,210,731	*	Level 3 Communications, Inc	4,819,394
3,083,188	*	Sprint Nextel Corp	13,041,885
850,578		Verizon Communications, Inc	30,016,898

		TOTAL TELECOMMUNICATION SERVICES	106,484,541

TRANSPORTATION - 1.1%
170,564		Con-Way, Inc	6,246,054
752,241	*	Swift Transportation Co, Inc	8,530,413
508,539		UTI Worldwide, Inc	8,223,076

		TOTAL TRANSPORTATION	22,999,543

UTILITIES - 5.6%
110,993		American Electric Power Co, Inc	4,091,202
559,411		Centerpoint Energy, Inc	10,953,267
355,999		Constellation Energy Group, Inc	13,823,441
22,249		Entergy Corp	1,486,233
40,315		Exelon Corp	1,776,682
213,469		FirstEnergy Corp	9,531,391
122,066		NextEra Energy, Inc	6,744,147
278,214		NV Energy, Inc	4,128,696

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

156,009		PG&E Corp	$6,463,453
395,987		PPL Corp	11,048,037
650,734		Public Service Enterprise Group, Inc	21,311,539
5,232,596	*	RRI Energy, Inc	20,354,799
42,791		Sempra Energy	2,169,076
165,007		Utilities Select Sector SPDR Fund	5,471,632
59,292		Xcel Energy, Inc	1,423,008

		TOTAL UTILITIES	120,776,603

		TOTAL COMMON STOCKS	2,131,171,090

		(Cost $2,112,524,742)

		TOTAL INVESTMENTS - 97.7%	2,131,171,090
		(Cost $2,112,524,742)
		OTHER ASSETS & LIABILITIES, NET - 2.3%	50,098,526

		NET ASSETS - 100.0%	$2,181,269,616

		Abbreviation(s):
		ADR American Depositary Receipt
		SPDR Standard & Poor’s Depository Receipts

	*	Non-income producing.
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At July 31, 2011 the value of these securities amounted to $8,174,233 or 0.4% of net assets.

	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.1%

AUTOMOBILES & COMPONENTS - 0.3%
125,000	*	Tesla Motors, Inc	$3,521,250

		TOTAL AUTOMOBILES & COMPONENTS	3,521,250

BANKS - 0.4%
773,890		CapitalSource, Inc	4,999,329

		TOTAL BANKS	4,999,329

CAPITAL GOODS - 11.8%
179,009		Chicago Bridge & Iron Co NV	7,384,122
151,738		Cooper Industries plc	7,937,415
100,597		Cummins, Inc	10,550,613
88,791		Flowserve Corp	8,824,050
111,976		Goodrich Corp	10,653,397
165,370	*	Jacobs Engineering Group, Inc	6,472,582
148,390		Joy Global, Inc	13,936,789
192,873		KBR, Inc	6,875,922
371,475		Manitowoc Co, Inc	5,196,935
100,888	*	Middleby Corp	8,523,018
100,200		Regal-Beloit Corp	6,075,126
173,235		Roper Industries, Inc	14,141,172
328,549	*	Sensata Technologies Holding BV	11,656,919
145,409		Snap-On, Inc	8,267,956
203,243		Timken Co	8,875,622
158,652		TransDigm Group, Inc	14,289,785
205,280		Trinity Industries, Inc	6,115,291

		TOTAL CAPITAL GOODS	155,776,714

COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
137,968	*	Clean Harbors, Inc	7,277,812
98,354		Manpower, Inc	4,968,844
210,648		Republic Services, Inc	6,115,111
328,073	*	Verisk Analytics, Inc	10,924,831

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	29,286,598

CONSUMER DURABLES & APPAREL - 5.1%
132,863		Coach, Inc	8,577,635
76,861	*	Deckers Outdoor Corp	7,628,454
101,588	*	Fossil, Inc	12,766,564
300,191	*	Hanesbrands, Inc	9,158,827
426,035	*	Iconix Brand Group, Inc	9,939,397
261,316		Jarden Corp	8,098,183
172,009		Tupperware Corp	10,748,842

		TOTAL CONSUMER DURABLES & APPAREL	66,917,902

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.3%
172,989		Darden Restaurants, Inc	$8,787,841
277,211	*	Gaylord Entertainment Co	8,133,371

		TOTAL CONSUMER SERVICES	16,921,212

DIVERSIFIED FINANCIALS - 6.1%
122,879	*	Affiliated Managers Group, Inc	12,819,966
358,752	*	Financial Engines, Inc	8,523,948
36,863	*	IntercontinentalExchange, Inc	4,545,208
566,486		iShares Russell Midcap Growth Index Fund	33,660,598
229,637		Lazard Ltd (Class A)	7,715,803
155,953	*	Portfolio Recovery Associates, Inc	12,621,276

		TOTAL DIVERSIFIED FINANCIALS	79,886,799

ENERGY - 8.7%
795,732	*	Cobalt International Energy, Inc	9,803,418
189,096	*	Concho Resources, Inc	17,695,605
193,469		Crescent Point Energy Corp	8,696,942
30,443	*,g,m	Crescent Point Energy Corp 144A	1,368,493
767,048	*	Denbury Resources, Inc	14,819,367
825,000		El Paso Corp	16,953,751
175,000		Peabody Energy Corp	10,057,250
117,786		Saipem S.p.A.	6,137,883
123,913		Schlumberger Ltd	11,198,018
443,291	*	Solazyme, Inc	10,129,199
369,927		Tullow Oil plc	7,431,792

		TOTAL ENERGY	114,291,718

FOOD & STAPLES RETAILING - 0.8%
22,877	*	Chefs’ Warehouse Holdings, Inc	406,067
141,928		Whole Foods Market, Inc	9,466,597

		TOTAL FOOD & STAPLES RETAILING	9,872,664

FOOD, BEVERAGE & TOBACCO - 4.4%
346,141		Coca-Cola Enterprises, Inc	9,730,024
176,079		Corn Products International, Inc	8,960,660
137,205		Dr Pepper Snapple Group, Inc	5,180,861
91,665	*	Green Mountain Coffee Roasters, Inc	9,528,577
94,834	*	Hansen Natural Corp	7,266,181
71,898		Lorillard, Inc	7,637,006
109,355		Remy Cointreau S.A.	9,758,537

		TOTAL FOOD, BEVERAGE & TOBACCO	58,061,846

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
96,905	*	Air Methods Corp	6,793,041
153,657	*	Edwards Lifesciences Corp	10,963,427
357,747	*	Hanger Orthopedic Group, Inc	7,516,264
148,588		Humana, Inc	11,081,693
43,701	*	Intuitive Surgical, Inc	17,504,435
115,000	*	Inverness Medical Innovations, Inc	3,391,350

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

105,117	*	Pediatrix Medical Group, Inc	$7,164,775
202,265	*	Sirona Dental Systems, Inc	10,230,564
323,524	*	Thoratec Corp	10,899,524

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	85,545,073

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
69,371		Estee Lauder Cos (Class A)	7,277,712
139,964		Herbalife Ltd	7,798,794

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,076,506

MATERIALS - 8.1%
96,664		Aptargroup, Inc	4,934,697
196,962		Ashland, Inc	12,061,953
116,416		Barrick Gold Corp	5,537,909
600,000	*	Calgon Carbon Corp	8,934,000
51,325		CF Industries Holdings, Inc	7,971,799
96,009		Cleveland-Cliffs, Inc	8,623,528
181,130		Cytec Industries, Inc	10,143,280
123,846		Freeport-McMoRan Copper & Gold, Inc (Class B)	6,558,884
738,130		Huntsman Corp	14,098,283
156,549		International Flavors & Fragrances, Inc	9,576,102
138,889		Walter Energy, Inc	17,023,625

		TOTAL MATERIALS	105,464,060

MEDIA - 1.8%
153,265	*	Imax Corp	2,905,904
1,237,445		Interpublic Group of Cos, Inc	12,139,336
4,180,791	*	Sirius XM Radio, Inc	8,821,469

		TOTAL MEDIA	23,866,709

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
376,938	*	Agilent Technologies, Inc	15,891,706
160,528	*	Dendreon Corp	5,923,483
183,518	*	Illumina, Inc	11,460,699
195,829	*	Life Technologies Corp	8,818,180
445,236	*	Mylan Laboratories, Inc	10,142,476
170,142		Perrigo Co	15,365,524
194,536	*	Vertex Pharmaceuticals, Inc	10,088,637
476,595		Warner Chilcott plc	10,018,027
107,863	*	Watson Pharmaceuticals, Inc	7,240,843

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	94,949,575

REAL ESTATE - 1.8%
110,000		Boston Properties, Inc	11,809,600
193,312	*	Forest City Enterprises, Inc (Class A)	3,481,549
71,368		Public Storage, Inc	8,537,754

		TOTAL REAL ESTATE	23,828,903

RETAILING - 10.0%
258,031	*	Bed Bath & Beyond, Inc	15,092,234
195,207	*	Dick’s Sporting Goods, Inc	7,222,659

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

4,212	*	HomeAway, Inc	$165,574
523,911	*	LKQ Corp	12,872,493
334,220		Macy’s, Inc	9,648,931
106,611		Monro Muffler, Inc	3,812,409
48,071	*	NetFlix, Inc	12,786,405
148,343		Nordstrom, Inc	7,440,885
306,217		Petsmart, Inc	13,173,456
20,371	*	Priceline.com, Inc	10,952,468
606,728	*	Sally Beauty Holdings, Inc	10,435,722
151,927	*	Shutterfly, Inc	8,264,829
3,822	*	Teavana Holdings, Inc	107,780
114,553		Tiffany & Co	9,117,273
159,478	*	Ulta Salon Cosmetics & Fragrance, Inc	10,051,898

		TOTAL RETAILING	131,145,016

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
277,248	*	Cavium Networks, Inc	9,562,284
624,606	*	Micron Technology, Inc	4,603,346

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	14,165,630

SOFTWARE & SERVICES - 15.8%
35,314	*	Alliance Data Systems Corp	3,472,779
159,407		Amadeus IT Holding S.A.	3,207,928
253,547	*	Ancestry.com, Inc	9,028,809
223,539	*	Ansys, Inc	11,311,073
239,610	*	Ariba, Inc	7,923,903
200,904	*	BMC Software, Inc	8,683,071
191,389	*	Check Point Software Technologies	11,033,576
207,895	*	Citrix Systems, Inc	14,976,755
166,808	*	Commvault Systems, Inc	6,458,806
40,500	*	Equinix, Inc	4,231,035
390,914	*	Fortinet, Inc	7,943,372
48,121	*	MicroStrategy, Inc (Class A)	7,669,044
9,069	*	Nuance Communications, Inc	181,471
30,335	*	OpenTable, Inc	2,149,538
281,231	*	QLIK Technologies, Inc	8,524,112
262,607	*	Rackspace Hosting, Inc	10,504,280
400,000	*	Radiant Systems, Inc	11,276,000
154,511	*	Rovi Corp	8,184,448
80,511	*	Salesforce.com, Inc	11,650,747
210,216	*	SolarWinds, Inc	4,521,746
203,311		Solera Holdings, Inc	11,361,019
229,285	*	Sourcefire, Inc	5,635,825
334,762	*	SuccessFactors, Inc	9,038,574
188,724	*	Tangoe, Inc	2,189,198
96,662	*	Teradata Corp	5,312,544
204,410	*	VeriFone Systems, Inc	8,047,621
180,000	*	Verint Systems, Inc	6,123,600
254,126	*	Yandex NV	8,886,786

		TOTAL SOFTWARE & SERVICES	209,527,660

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
90,008	*	Acme Packet, Inc	$5,303,271
283,428	*	Aruba Networks, Inc	6,504,673
18,678	*	Fusion-io, Inc	553,056
333,278	*	Polycom, Inc	9,008,504
288,627	*	SanDisk Corp	12,275,306
134,463	*	Universal Display Corp	4,021,788

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	37,666,598

TELECOMMUNICATION SERVICES - 1.6%
136,692	*	American Tower Corp (Class A)	7,180,430
426,513	*	MetroPCS Communications, Inc	6,943,632
413,554	*	Velti plc	6,827,777

		TOTAL TELECOMMUNICATION SERVICES	20,951,839

TRANSPORTATION - 1.0%
158,409	*	Atlas Air Worldwide Holdings, Inc	8,299,048
306,592	*	UAL Corp	5,555,447

		TOTAL TRANSPORTATION	13,854,495

		TOTAL COMMON STOCKS	1,315,578,096

		(Cost $1,092,811,393)

		TOTAL INVESTMENTS - 100.1%	1,315,578,096
		(Cost $1,092,811,393)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%	(1,358,992)

		NET ASSETS - 100.0%	$1,314,219,104

	*	Non-income producing.
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At July 31, 2011 the value of these securities amounted to $1,368,493 or 0.1% of net assets.

	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 1.4%
475,000	*	American Axle & Manufacturing Holdings, Inc	$5,448,250
150,000		Autoliv, Inc	9,924,000
230,000		Cooper Tire & Rubber Co	3,877,800
166,007	*	General Motors Co	4,595,074
224,000		Lear Corp	10,976,000
80,000		Magna International, Inc - Class A (NY)	3,901,600

		TOTAL AUTOMOBILES & COMPONENTS	38,722,724

BANKS - 4.7%
355,000	*	CIT Group, Inc	14,107,700
360,000		Comerica, Inc	11,530,800
67,261		Cullen/Frost Bankers, Inc	3,624,023
1,070,000		Fifth Third Bancorp	13,535,500
1,090,000		First Horizon National Corp	9,799,100
3,827,336		Huntington Bancshares, Inc	23,136,246
140,000		PNC Financial Services Group, Inc	7,600,600
1,270,000		Regions Financial Corp	7,734,300
620,000		SunTrust Banks, Inc	15,183,800
370,000		TCF Financial Corp	4,706,400
210,000		Valley National Bancorp	2,761,500
650,000		Zions Bancorporation	14,235,000

		TOTAL BANKS	127,954,969

CAPITAL GOODS - 7.7%
130,000	*	AGCO Corp	6,164,600
195,000		Armstrong World Industries, Inc	7,702,500
195,000	*	Babcock & Wilcox Co	4,871,100
395,000		Chicago Bridge & Iron Co NV	16,293,750
230,000		Cooper Industries plc	12,031,300
40,000		Cummins, Inc	4,195,200
300,000		Eaton Corp	14,385,000
113,000		Goodrich Corp	10,750,820
255,000		Harsco Corp	6,989,550
378,000		Ingersoll-Rand plc	14,144,760
175,000		ITT Industries, Inc	9,334,500
27,000		Joy Global, Inc	2,535,840
690,000		KBR, Inc	24,598,500
740,000		Masco Corp	7,807,000
50,000		Pall Corp	2,479,000
140,000		Parker Hannifin Corp	11,062,800
150,000		Pentair, Inc	5,521,500
75,000		Precision Castparts Corp	12,103,500
128,000		Rockwell Collins, Inc	7,051,520
220,000	*	Spirit Aerosystems Holdings, Inc (Class A)	4,507,800

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

380,000		Textron, Inc	$8,789,400
44,176		Vallourec	4,476,529
195,000	*	WABCO Holdings, Inc	12,294,750

		TOTAL CAPITAL GOODS	210,091,219

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
469,763		Republic Services, Inc	13,637,220

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	13,637,220

CONSUMER DURABLES & APPAREL - 2.8%
650,000		DR Horton, Inc	7,722,000
80,000		Fortune Brands, Inc	4,816,800
240,000	*	Hanesbrands, Inc	7,322,400
450,000		Jarden Corp	13,945,500
90,000	*	Mohawk Industries, Inc	4,682,700
378,000		Newell Rubbermaid, Inc	5,866,560
7,500	*	NVR, Inc	5,100,675
350,000		Ryland Group, Inc	5,155,500
190,000	*	Tempur-Pedic International, Inc	13,681,900
73,000		VF Corp	8,526,400

		TOTAL CONSUMER DURABLES & APPAREL	76,820,435

CONSUMER SERVICES - 1.0%
180,000		Darden Restaurants, Inc	9,144,000
15,468	*	Dunkin Brands Group, Inc	447,489
419,031	*	Orient-Express Hotels Ltd (Class A)	4,144,217
110,000	*	Penn National Gaming, Inc	4,612,300
120,000	*	Royal Caribbean Cruises Ltd	3,674,400
120,000		Starwood Hotels & Resorts Worldwide, Inc	6,595,200

		TOTAL CONSUMER SERVICES	28,617,606

DIVERSIFIED FINANCIALS - 3.4%
215,000		Ameriprise Financial, Inc	11,631,500
266,706		Apollo Management LP	4,616,681
165,000		Capital One Financial Corp	7,887,000
1,320,000		Discover Financial Services	33,805,200
350,000	*	E*Trade Financial Corp	5,558,000
600,000		Invesco Ltd	13,308,000
240,000		Jefferies Group, Inc	4,538,400
250,000		NYSE Euronext	8,365,000
215,000		TD Ameritrade Holding Corp	3,947,400

		TOTAL DIVERSIFIED FINANCIALS	93,657,181

ENERGY - 11.8%
123,000	*	Alpha Natural Resources, Inc	5,253,330
160,000		Anadarko Petroleum Corp	13,209,600
77,000		Baker Hughes, Inc	5,958,260
210,000		Berry Petroleum Co (Class A)	12,043,500
130,000		Cabot Oil & Gas Corp	9,630,400
130,000	*	Cameron International Corp	7,272,200
250,000	*	Cobalt International Energy, Inc	3,080,000

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

195,000	*	Concho Resources, Inc	$18,248,100
182,000		Crescent Point Energy Corp	8,181,381
300,000		Crude Carriers Corp	3,456,000
455,000	*	Denbury Resources, Inc	8,790,600
115,000	*	Dril-Quip, Inc	8,108,650
765,000		El Paso Corp	15,720,750
329,122		Ensco International plc (ADR)	17,525,747
210,000		Equitable Resources, Inc	13,330,800
146,000	*	FMC Technologies, Inc	6,657,600
380,000	*	Forest Oil Corp	9,880,000
400,000		Frontline Ltd	4,600,000
35,000		Hess Corp	2,399,600
500,000	*	McDermott International, Inc	10,085,000
97,000		Murphy Oil Corp	6,229,340
210,000	*	Nabors Industries Ltd	5,546,100
212,000		Noble Energy, Inc	21,132,160
200,000	*	Oceaneering International, Inc	8,640,000
140,000		Pioneer Natural Resources Co	13,018,600
285,000	*	Plains Exploration & Production Co	11,117,850
216,000		Questar Market Resources, Inc	9,467,280
495,000	*	Rowan Cos, Inc	19,389,150
260,000		Southern Union Co	11,180,000
820,000		Spectra Energy Corp	22,156,399
218,213		Tullow Oil plc	4,383,875
1,120,000	*	Vantage Drilling Co	1,825,600
215,000		Williams Cos, Inc	6,815,500

		TOTAL ENERGY	324,333,372

FOOD & STAPLES RETAILING - 0.3%
280,000		Kroger Co	6,963,600

		TOTAL FOOD & STAPLES RETAILING	6,963,600

FOOD, BEVERAGE & TOBACCO - 4.9%
390,000		ConAgra Foods, Inc	9,987,900
250,000		Corn Products International, Inc	12,722,500
220,000		H.J. Heinz Co	11,580,800
100,000		Hershey Co	5,644,000
270,000		Hormel Foods Corp	7,821,900
302,000		Lorillard, Inc	32,078,440
83,000	*	Ralcorp Holdings, Inc	7,179,500
300,000		Reynolds American, Inc	10,560,000
290,000		Sanderson Farms, Inc	13,403,800
700,000	*	Smithfield Foods, Inc	15,414,000
250,000		Tyson Foods, Inc (Class A)	4,390,000
310,000	*	Westway Group, Inc	1,503,500

		TOTAL FOOD, BEVERAGE & TOBACCO	132,286,340

HEALTH CARE EQUIPMENT & SERVICES - 4.7%
1,280,000	*	Boston Scientific Corp	9,164,800
250,000		Cigna Corp	12,442,500
107,000	*	DaVita, Inc	8,938,780
230,000	*	Edwards Lifesciences Corp	16,410,500

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

205,000	*	HCA Holdings, Inc	$5,469,400
545,000	*	Health Net, Inc	15,325,400
495,000	*	Healthsouth Corp	12,078,000
800,000	*	Hologic, Inc	14,856,000
255,000		Humana, Inc	19,017,900
330,000	*	PSS World Medical, Inc	7,896,900
120,000		Universal Health Services, Inc (Class B)	5,956,800

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	127,556,980

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
160,000		Nu Skin Enterprises, Inc (Class A)	6,006,400
150,000		Reckitt Benckiser Group plc	8,487,913

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	14,494,313

INSURANCE - 7.9%
165,000		ACE Ltd	11,051,700
260,000		AON Corp	12,511,200
375,000	*	Arch Capital Group Ltd	12,675,000
142,000		Aspen Insurance Holdings Ltd	3,677,800
300,000		Assurant, Inc	10,686,000
255,000		Axis Capital Holdings Ltd	8,126,850
116,373		Cincinnati Financial Corp	3,180,474
91,000		Everest Re Group Ltd	7,472,920
103,000		Hanover Insurance Group, Inc	3,729,630
520,000		Hartford Financial Services Group, Inc	12,178,400
265,000		Lincoln National Corp	7,022,500
700,000		Marsh & McLennan Cos, Inc	20,643,000
360,000		Max Capital Group Ltd	7,844,400
154,000		PartnerRe Ltd	10,290,280
255,000		Principal Financial Group	7,045,650
420,000		Progressive Corp	8,265,600
236,000		Prudential Financial, Inc	13,848,480
200,000		RenaissanceRe Holdings Ltd	13,918,000
705,000		UnumProvident Corp	17,194,950
128,126		Validus Holdings Ltd	3,406,870
960,000		XL Capital Ltd	19,699,200

		TOTAL INSURANCE	214,468,904

MATERIALS - 8.2%
3,400,000		Alumina Ltd	8,093,593
145,000		Anglo American plc (London)	6,863,249
355,000		Ashland, Inc	21,740,200
330,000	*	Calgon Carbon Corp	4,913,700
125,000		Celanese Corp (Series A)	6,891,250
254,718		Christian Hansen Holding	5,873,893
340,000	*	Crown Holdings, Inc	13,059,400
345,000		Cytec Industries, Inc	19,320,000
59,529		Eastman Chemical Co	5,749,906
650,000	*	Ferro Corp	8,463,000
60,000		FMC Corp	5,254,200
85,000		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,501,600
490,000	*	Georgia Gulf Corp	9,819,600

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

120,000	*	Kraton Polymers LLC	$4,332,000
940,000		MacArthur Coal Ltd	16,071,041
139,186		MeadWestvaco Corp	4,334,252
143,000		Schnitzer Steel Industries, Inc (Class A)	7,262,970
140,000		Schweitzer-Mauduit International, Inc	7,855,400
210,000	*	Solutia, Inc	4,502,400
390,829		Temple-Inland, Inc	11,732,687
186,000		Walter Energy, Inc	22,798,020
540,589	*	WR Grace & Co	27,267,309

		TOTAL MATERIALS	226,699,670

MEDIA - 3.7%
108,750	*	AMC Networks, Inc	4,044,413
435,000		Cablevision Systems Corp (Class A)	10,596,600
965,000		CBS Corp (Class B)	26,412,049
690,000		DISH Network Corp (Class A)	20,444,700
1,710,000		Interpublic Group of Cos, Inc	16,775,100
310,000	*	Liberty Global, Inc (Class A)	12,958,000
570,000		Pearson plc	10,937,833

		TOTAL MEDIA	102,168,695

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.3%
937,500	*	Biovitrum AB	3,412,396
135,594	*	Bruker BioSciences Corp	2,334,929
270,000	*	Forest Laboratories, Inc	10,006,200
145,000	*	Hospira, Inc	7,412,400
560,000		Laboratorios Almirall S.A.	5,330,187
250,000	*	Mylan Laboratories, Inc	5,695,000
465,000		PerkinElmer, Inc	11,373,900
179,000		Shire plc (ADR)	18,616,000
260,966		Warner Chilcott plc	5,485,505
310,000	*	Watson Pharmaceuticals, Inc	20,810,300

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	90,476,817

REAL ESTATE - 9.9%
470,000		AMB Property Corp	16,746,100
290,000		American Assets Trust, Inc	6,377,100
985,000		Annaly Capital Management, Inc	16,528,300
225,000		Boston Properties, Inc	24,155,999
360,000		Brookfield Properties Corp	6,822,000
2,275,000		Chimera Investment Corp	7,007,000
368,000		Equity Residential	22,749,760
75,000		Essex Property Trust, Inc	10,527,000
250,000	*	Forestar Real Estate Group, Inc	4,075,000
730,000		General Growth Properties, Inc	12,271,300
840,000		Host Marriott Corp	13,314,000
325,000		Kilroy Realty Corp	12,538,500
640,000		Kimco Realty Corp	12,179,200
210,000		Macerich Co	11,157,300
115,000		Plum Creek Timber Co, Inc	4,395,300
60,000		Public Storage, Inc	7,177,800
90,000		Rayonier, Inc	5,800,500

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

130,000		Regency Centers Corp	$5,839,600
128,000		SL Green Realty Corp	10,498,560
100,000		Tanger Factory Outlet Centers, Inc	2,745,000
140,000		Taubman Centers, Inc	8,386,000
215,000		Ventas, Inc	11,637,950
255,000		Vornado Realty Trust	23,855,250
425,000		Weingarten Realty Investors	10,931,000

		TOTAL REAL ESTATE	267,715,519

RETAILING - 3.5%
230,000		Barnes & Noble, Inc	4,002,000
520,000		Foot Locker, Inc	11,299,600
330,000	*	GameStop Corp (Class A)	7,781,400
120,000		Gap, Inc	2,314,800
735,000	*	Liberty Media Holding Corp (Interactive A)	12,061,350
450,000		Limited Brands, Inc	17,037,000
730,000		Macy’s, Inc	21,075,100
160,000		Nordstrom, Inc	8,025,600
130,000		TJX Companies, Inc	7,189,000
100,000		Williams-Sonoma, Inc	3,702,000

		TOTAL RETAILING	94,487,850

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
65,000		Analog Devices, Inc	2,236,000
220,000		Avago Technologies Ltd	7,398,600
410,000	*	Fairchild Semiconductor International, Inc	6,154,100
330,000	*	Freescale Semiconductor Holdings Ltd	5,388,900
800,000	*	LSI Logic Corp	5,888,000
191,633		Maxim Integrated Products, Inc	4,399,894
1,135,000	*	Micron Technology, Inc	8,364,950
300,000	*	Teradyne, Inc	4,047,000

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	43,877,444

SOFTWARE & SERVICES - 3.5%
58,000	*	Alliance Data Systems Corp	5,703,720
200,000	*	Autonomy Corp plc	5,503,775
125,000	*	BMC Software, Inc	5,402,500
530,000		CA, Inc	11,819,000
110,000	*	CACI International, Inc (Class A)	6,498,800
350,000		Computer Sciences Corp	12,348,000
500,000		Earthlink, Inc	4,020,000
285,000	*	IAC/InterActiveCorp	11,796,150
490,000	*	Symantec Corp	9,339,400
250,000	*	Teradata Corp	13,740,000
384,000		Western Union Co	7,453,440

		TOTAL SOFTWARE & SERVICES	93,624,785

TECHNOLOGY HARDWARE & EQUIPMENT - 2.2%
146,000	*	Arrow Electronics, Inc	5,073,500
1,700,000	*	Brocade Communications Systems, Inc	9,316,000
690,000		Seagate Technology, Inc	9,584,100
75,000		Tellabs, Inc	310,500

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

300,000		Tyco Electronics Ltd	$10,329,000
2,200,000		Xerox Corp	20,526,000

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	55,139,100

TELECOMMUNICATION SERVICES - 1.8%
227,874		CenturyTel, Inc	8,456,404
4,050,000		Frontier Communications Corp	30,334,500
1,100,000	*	Sprint Nextel Corp	4,653,000
1,322,500	*	Vonage Holdings Corp	5,303,225

		TOTAL TELECOMMUNICATION SERVICES	48,747,129

TRANSPORTATION - 1.9%
143,000	*	Alaska Air Group, Inc	8,740,160
35,270		Baltic Trading Ltd	193,632
300,000		Con-Way, Inc	10,986,000
230,000		Costamare, Inc	3,790,400
384,000		CSX Corp	9,434,880
30,000		FedEx Corp	2,606,400
130,000	*	Kansas City Southern Industries, Inc	7,715,500
38,000		Norfolk Southern Corp	2,876,600
460,000	*	UAL Corp	8,335,200

		TOTAL TRANSPORTATION	54,678,772

UTILITIES - 7.8%
239,516		American Water Works Co, Inc	6,706,448
912,270		Centerpoint Energy, Inc	17,862,247
350,000		CMS Energy Corp	6,699,000
500,000		Constellation Energy Group, Inc	19,415,000
250,000		DTE Energy Co	12,460,000
460,000		Edison International	17,512,200
435,000		NiSource, Inc	8,756,550
200,000		Northeast Utilities	6,800,000
380,000		NorthWestern Corp	12,167,600
325,000	*	NRG Energy, Inc	7,969,000
450,000		NV Energy, Inc	6,678,000
180,000		PG&E Corp	7,457,400
560,063		PPL Corp	15,625,758
360,000		Progress Energy, Inc	16,826,400
360,000		Public Service Enterprise Group, Inc	11,790,000
220,000		Questar Corp	4,054,600
150,000	*	RRI Energy, Inc	583,500
305,000		Sempra Energy	15,460,450
130,000		UIL Holdings Corp	4,150,900
715,000		Xcel Energy, Inc	17,160,000

		TOTAL UTILITIES	216,135,053

		TOTAL COMMON STOCKS	2,703,355,697

		(Cost $2,303,742,475)

		TOTAL INVESTMENTS - 99.0%	2,703,355,697
		(Cost $2,303,742,475)

		OTHER ASSETS & LIABILITIES, NET - 1.0%	28,104,990

		NET ASSETS - 100.0%	$2,731,460,687

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.6%
258,900	*	American Axle & Manufacturing Holdings, Inc	$2,969,583
300,319		Cooper Tire & Rubber Co	5,063,378
471,651	*	Dana Holding Corp	7,862,422
204,682	*	Exide Technologies	1,465,523
107,163		Standard Motor Products, Inc	1,521,715
122,986		Superior Industries International, Inc	2,489,237
88,647	*	Tower International, Inc	1,526,501

		TOTAL AUTOMOBILES & COMPONENTS	22,898,359

BANKS - 6.0%
20,000		1st Source Corp	461,000
282,086		Astoria Financial Corp	3,286,302
33,800		Berkshire Hills Bancorp, Inc	740,896
207,508		Brookline Bancorp, Inc	1,774,193
10,700		Century Bancorp, Inc	289,221
44,700		Chemical Financial Corp	847,959
18,300		City Holding Co	572,241
128,520		Columbia Banking System, Inc	2,263,237
42,118		Community Bank System, Inc	1,059,689
25,156		CVB Financial Corp	243,762
70,000		Dime Community Bancshares	983,500
237,632		East West Bancorp, Inc	4,410,450
36,900		Federal Agricultural Mortgage Corp (Class C)	745,380
18,500	*	First Defiance Financial Corp	271,210
191,389		First Financial Bancorp	3,064,138
74,799		First Financial Bankshares, Inc	2,410,772
27,100		First Interstate Bancsystem, Inc	362,598
26,400		First Merchants Corp	236,280
202,169		FirstMerit Corp	2,953,689
186,100		FNB Corp	1,861,000
92,002		Hancock Holding Co	3,031,466
16,700		IBERIABANK Corp	851,199
10,211		Independent Bank Corp	271,102
107,679		International Bancshares Corp	1,811,161
30,208		Lakeland Bancorp, Inc	300,570
35,371		MainSource Financial Group, Inc	326,828
103,498		National Penn Bancshares, Inc	832,124
61,650		NBT Bancorp, Inc	1,358,766
154,895		Northwest Bancshares, Inc	1,903,660
77,679		Oritani Financial Corp	1,005,166
156,000		PrivateBancorp, Inc	1,839,240
110,593		Prosperity Bancshares, Inc	4,592,926
256,599		Provident Financial Services, Inc	3,556,462
18,618		Republic Bancorp, Inc (Class A)	337,172

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

13,529		SCBT Financial Corp	$396,129
20,416	*	Signature Bank	1,207,811
34,543		Simmons First National Corp (Class A)	834,559
42,962		Sterling Bancorp	405,991
77,703	*	Sun Bancorp, Inc	242,433
40,599		Susquehanna Bancshares, Inc	305,710
145,015	*	SVB Financial Group	8,848,814
30,500	*	The Bancorp, Inc	274,500
30,100		Trico Bancshares	446,082
116,367		UMB Financial Corp	4,829,230
354,160		Umpqua Holdings Corp	4,023,258
10,000		Union Bankshares Corp	124,500
26,700		United Bankshares, Inc	637,062
44,108		United Financial Bancorp, Inc	687,644
140,500		Webster Financial Corp	2,869,010
20,600		WesBanco, Inc	423,330
279,752	*	Western Alliance Bancorp	1,966,657
125,727		Wintrust Financial Corp	4,297,349

		TOTAL BANKS	83,675,428

CAPITAL GOODS - 9.0%
56,539		AAR Corp	1,658,854
298,300		Actuant Corp (Class A)	7,370,992
46,579		Alamo Group, Inc	1,113,704
81,321	*	Altra Holdings, Inc	1,808,579
45,269		Ampco-Pittsburgh Corp	1,179,257
181,321		Applied Industrial Technologies, Inc	5,787,767
68,288	*	Astec Industries, Inc	2,562,166
203,673		Barnes Group, Inc	4,959,438
116,709	*	Beacon Roofing Supply, Inc	2,495,238
49,100		Belden CDT, Inc	1,809,335
124,704	*	Blount International, Inc	2,073,828
60,242		Briggs & Stratton Corp	1,032,548
57,660		Cascade Corp	2,882,423
55,598	*	Ceradyne, Inc	1,801,931
46,902		Cubic Corp	2,276,623
189,806		Curtiss-Wright Corp	6,066,200
45,128		Ducommun, Inc	992,816
40,160	*	DXP Enterprises, Inc	1,091,950
236,070	*	EMCOR Group, Inc	6,591,075
30,253	*	EnerSys	967,491
138,003	*	EnPro Industries, Inc	6,381,259
409,370	*	Force Protection, Inc	1,870,821
56,615		Franklin Electric Co, Inc	2,471,245
269,115	*	GenCorp, Inc	1,523,191
23,100		Granite Construction, Inc	540,078
225,844		Great Lakes Dredge & Dock Corp	1,343,772
116,187		Heico Corp	6,071,933
81,542	*	Kadant, Inc	2,145,370
30,184		Kaman Corp	1,075,154
56,890	*	Layne Christensen Co	1,667,446
38,340		LB Foster Co (Class A)	1,332,315

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

35,300		Lindsay Manufacturing Co	$2,234,490
177,800	*	Mastec, Inc	3,712,464
140,118		Mueller Industries, Inc	5,258,629
25,500	*	MYR Group, Inc	619,395
35,981		Nacco Industries, Inc (Class A)	3,269,953
82,111	*	NCI Building Systems, Inc	927,033
58,860	*	Orbital Sciences Corp	1,019,455
53,385	*	Powell Industries, Inc	2,057,458
37,400		Primoris Services Corp	456,280
214,186		Quanex Building Products Corp	3,356,295
28,500	*	Sauer-Danfoss, Inc	1,353,750
1,142		Seaboard Corp	2,986,330
71,400		Snap-On, Inc	4,059,804
56,609		Standex International Corp	1,822,244
82,228	*	Sterling Construction Co, Inc	1,052,518
134,000		Triumph Group, Inc	7,214,560
19,400		Watts Water Technologies, Inc (Class A)	650,482
11,700		Woodward Governor Co	403,650

		TOTAL CAPITAL GOODS	125,399,589

COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
131,700	*	Acacia Research (Acacia Technologies)	5,652,563
114,750		Administaff, Inc	3,352,995
43,386	*	Advisory Board Co	2,322,886
243,862		Brink’s Co	7,276,842
61,153	*	Consolidated Graphics, Inc	3,154,883
89,109		Corporate Executive Board Co	3,622,281
57,200	*	EnerNOC, Inc	957,528
44,928	*	Exponent, Inc	1,878,440
36,700	*	Metalico, Inc	201,116
480,516		Steelcase, Inc (Class A)	4,771,524
143,590	*	SYKES Enterprises, Inc	2,771,287
179,217	*	Tetra Tech, Inc	3,942,774
82,950	*	TrueBlue, Inc	1,245,080
15,015		VSE Corp	316,066

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	41,466,265

CONSUMER DURABLES & APPAREL - 3.0%
83,876	*	Arctic Cat, Inc	1,382,276
108,400	*	Ascena Retail Group, Inc	3,503,488
36,570		Blyth, Inc	2,313,418
67,085		Brunswick Corp	1,464,466
281,933	*	CROCS, Inc	8,832,961
16,616	*	Deckers Outdoor Corp	1,649,138
79,453	*	Helen of Troy Ltd	2,562,359
113,718	*	iRobot Corp	3,975,582
132,043	*	Jakks Pacific, Inc	2,304,150
80,577	*	Kenneth Cole Productions, Inc (Class A)	1,028,163
123,300	*	La-Z-Boy, Inc	1,081,341
13,000		Polaris Industries, Inc	1,541,150
43,000		Pool Corp	1,150,250
298,700	*	Quiksilver, Inc	1,571,162

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

63,659		Sturm Ruger & Co, Inc	$1,739,164
124,180	*	True Religion Apparel, Inc	4,183,624
12,401	*	Warnaco Group, Inc	660,973

		TOTAL CONSUMER DURABLES & APPAREL	40,943,665

CONSUMER SERVICES - 3.3%
45,267	*	American Public Education, Inc	2,062,817
129,389		Ameristar Casinos, Inc	2,872,436
7,800		Bob Evans Farms, Inc	269,412
111,900	*	Bridgepoint Education, Inc	2,770,644
68,600	*	Buffalo Wild Wings, Inc	4,358,158
27,585	*	Capella Education Co	1,179,259
33,900		CBRL Group, Inc	1,529,229
61,619		CEC Entertainment, Inc	2,384,655
215,874	*	Cheesecake Factory	6,223,648
79,900	*	Coinstar, Inc	3,903,914
72,040	*	Papa John’s International, Inc	2,248,368
165,666		PF Chang’s China Bistro, Inc	5,455,381
106,500		Sotheby’s (Class A)	4,510,275
3,600	*	Steak N Shake Co	1,325,412
118,200		Texas Roadhouse, Inc (Class A)	1,952,664
110,221		Universal Technical Institute, Inc	1,906,823

		TOTAL CONSUMER SERVICES	44,953,095

DIVERSIFIED FINANCIALS - 2.5%
330,700	*	American Capital Ltd	3,197,869
238,160		BGC Partners, Inc (Class A)	1,950,530
83,683		Calamos Asset Management, Inc (Class A)	1,139,762
85,101		Cash America International, Inc	4,762,252
135,820	*	Dollar Financial Corp	2,935,070
90,429	*	E*Trade Financial Corp	1,436,013
93,346		Evercore Partners, Inc (Class A)	2,653,827
21,331		GAMCO Investors, Inc (Class A)	1,031,780
41,500		Hercules Technology Growth Capital, Inc	390,100
134,500	*	Investment Technology Group, Inc	1,636,865
42,000		iShares Russell 2000 Index Fund	3,345,301
80,417	*	MF Global Holdings Ltd	592,673
121,306		Nelnet, Inc (Class A)	2,445,529
43,600	*	New Mountain Finance Corp	532,356
118,422	*	PHH Corp	2,221,597
78,226	*	Piper Jaffray Cos	2,306,102
38,800		Solar Capital Ltd	893,952
98,067		Triangle Capital Corp	1,685,772

		TOTAL DIVERSIFIED FINANCIALS	35,157,350

ENERGY - 8.2%
261,550		Alon USA Energy, Inc	3,180,448
178,851	*	Basic Energy Services, Inc	5,792,984
33,135		Berry Petroleum Co (Class A)	1,900,292
177,200	*	Bill Barrett Corp	8,817,473
381,889	*	Callon Petroleum Co	2,661,766
78,006	*	Complete Production Services, Inc	3,032,873

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

68,600	*	CVR Energy, Inc	$1,841,910
31,939	*	Dawson Geophysical Co	1,267,659
159,214		Delek US Holdings, Inc	2,646,137
163,318	*	Energy Partners Ltd	2,778,039
201,913	*	Energy XXI Bermuda Ltd	6,624,766
142,358	*	Green Plains Renewable Energy, Inc	1,558,820
131,800	*	Helix Energy Solutions Group, Inc	2,580,644
587,600	*	ION Geophysical Corp	5,958,264
92,138	*	James River Coal Co	1,746,936
380,800	*	Key Energy Services, Inc	7,421,792
50,400	*	Mitcham Industries, Inc	915,264
720,965	*	Newpark Resources, Inc	6,697,765
21,574	*	OYO Geospace Corp	2,188,251
191,700	*	Patriot Coal Corp	3,625,047
342,801	*	Pioneer Drilling Co	5,577,372
122,100	*	Resolute Energy Corp	1,989,009
253,161	*	Stone Energy Corp	8,217,606
123,600	*	Swift Energy Co	4,709,160
30,224		Targa Resources Investments, Inc	1,020,362
52,350	*	Tesco Corp	1,112,961
400,211	*	Vaalco Energy, Inc	2,665,405
263,214		W&T Offshore, Inc	7,133,099
170,800	*	Western Refining, Inc	3,489,444
14,077	*	Westmoreland Coal Co	216,363
151,790		World Fuel Services Corp	5,711,858

		TOTAL ENERGY	115,079,769

FOOD & STAPLES RETAILING - 1.7%
48,020		Andersons, Inc	1,974,102
9,300		Nash Finch Co	332,940
144,913	*	Pantry, Inc	2,582,350
1,518,300	*	Rite Aid Corp	1,973,790
181,172		Ruddick Corp	7,591,106
14,100		Spartan Stores, Inc	249,006
99,540	*	United Natural Foods, Inc	4,155,795
8,461		Village Super Market (Class A)	227,432
45,532		Weis Markets, Inc	1,829,931
382,600	*	Winn-Dixie Stores, Inc	3,435,748

		TOTAL FOOD & STAPLES RETAILING	24,352,200

FOOD, BEVERAGE & TOBACCO - 1.0%
226,769	*	Alliance One International, Inc	746,070
36,200		Cal-Maine Foods, Inc	1,223,922
358,393	*	Chiquita Brands International, Inc	4,243,373
6,000		Coca-Cola Bottling Co Consolidated	387,120
85,174	*	Darling International, Inc	1,437,737
31,552		J&J Snack Foods Corp	1,630,923
172,510	*	Omega Protein Corp	2,090,821
53,200		Universal Corp	1,953,504

		TOTAL FOOD, BEVERAGE & TOBACCO	13,713,470

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 7.0%
228,452	*	Align Technology, Inc	$5,023,659
65,003	*	Almost Family, Inc	1,642,626
153,830	*	Amedisys, Inc	3,978,044
8,200		Analogic Corp	441,078
95,895	*	Arthrocare Corp	3,169,330
19,800	*	athenahealth, Inc	1,164,042
86,743		Cantel Medical Corp	2,162,503
25,650	*	Catalyst Health Solutions, Inc	1,680,845
16,600	*	Conmed Corp	431,600
215,521	*	Continucare Corp	1,362,093
5,905	*	Cynosure, Inc (Class A)	76,824
64,702	*	DynaVox, Inc	426,386
15,700		Ensign Group, Inc	445,880
211,911	*	Five Star Quality Care, Inc	1,048,959
135,949	*	Greatbatch, Inc	3,387,849
42,698	*	ICU Medical, Inc	1,813,811
192,101	*	Immucor, Inc	5,090,677
177,395		Invacare Corp	5,318,302
46,522	*	Kensey Nash Corp	1,218,876
260,949	*	Kindred Healthcare, Inc	4,916,279
148,112	*	Medidata Solutions, Inc	3,025,928
267,040	*	Molina Healthcare, Inc	6,048,456
46,000	*	MWI Veterinary Supply, Inc	4,096,760
278,050	*	NxStage Medical, Inc	5,116,120
135,370	*	Omnicell, Inc	2,316,181
122,368	*	OraSure Technologies, Inc	1,125,786
58,986	*	Orthofix International NV	2,490,979
116,688		Owens & Minor, Inc	3,558,984
42,953	*	Providence Service Corp	508,993
23,900	*	Quidel Corp	357,544
26,803	*	Sirona Dental Systems, Inc	1,355,696
60,482	*	SonoSite, Inc	1,975,342
74,800		STERIS Corp	2,617,252
229,925	*	Team Health Holdings, Inc	5,060,649
44,957	*	Triple-S Management Corp (Class B)	969,722
168,700	*	WellCare Health Plans, Inc	7,397,495
20,800		West Pharmaceutical Services, Inc	912,496
165,859	*	Wright Medical Group, Inc	2,594,035

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	96,328,081

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
74,175	*	Central Garden and Pet Co (Class A)	649,773
49,800	*	Elizabeth Arden, Inc	1,604,556
61,525		Inter Parfums, Inc	1,232,961
235,203	*	Medifast, Inc	4,539,417
70,818		Nu Skin Enterprises, Inc (Class A)	2,658,508
147,004	*	Prestige Brands Holdings, Inc	1,796,389
92,895	*	Revlon, Inc (Class A)	1,564,352

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	14,045,956

INSURANCE - 3.1%
32,000		American Equity Investment Life Holding Co	379,840

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

49,789	*	American Safety Insurance Holdings Ltd	$933,544
36,637		Argo Group International Holdings Ltd	1,077,128
1,064,381	*	Conseco, Inc	7,823,200
106,556		Crawford & Co (Class B)	765,072
102,103		FBL Financial Group, Inc (Class A)	3,214,202
374,831		First American Financial Corp	5,993,548
236,972		Horace Mann Educators Corp	3,450,312
7,600		Infinity Property & Casualty Corp	385,092
134,885		Maiden Holdings Ltd	1,250,384
128,876		Max Capital Group Ltd	2,808,208
99,099		Meadowbrook Insurance Group, Inc	931,531
49,960	*	National Financial Partners Corp	566,047
62,200		OneBeacon Insurance Group Ltd (Class A)	792,428
121,200	*	ProAssurance Corp	8,441,580
62,649		Selective Insurance Group, Inc	1,026,817
200,400		Symetra Financial Corp	2,517,024
60,500		Tower Group, Inc	1,383,030

		TOTAL INSURANCE	43,738,987

MATERIALS - 5.4%
121,665	*	Brush Engineered Materials, Inc	4,637,870
168,060		Buckeye Technologies, Inc	4,519,133
236,400	*	Chemtura	4,160,640
4,761	*	Contango ORE, Inc	71,415
167,300	*	Ferro Corp	2,178,246
115,700		H.B. Fuller Co	2,644,902
52,500		Haynes International, Inc	3,288,600
780,900	*	Hecla Mining Co	6,067,592
66,400	*	Innospec, Inc	2,132,768
1,940		Kaiser Aluminum Corp	108,291
70,940	*	Metals USA Holdings Corp	1,091,057
83,846		Minerals Technologies, Inc	5,431,544
35,570	*	Noranda Aluminium Holding Corp	493,712
204,400		Olin Corp	4,274,004
16,537		Olympic Steel, Inc	432,443
183,794	*	OM Group, Inc	6,668,046
260,942	*	Omnova Solutions, Inc	1,763,968
195,300		PAN American Silver Corp	5,894,154
536,106		PolyOne Corp	8,309,643
184,400	*	RTI International Metals, Inc	5,913,708
26,883		Silgan Holdings, Inc	1,042,523
30,591		Stepan Co	2,425,866
13,800	*	Universal Stainless & Alloy	616,722

		TOTAL MATERIALS	74,166,847

MEDIA - 0.4%
52,500		AH Belo Corp (Class A)	336,000
76,444	*	EW Scripps Co (Class A)	658,947
51,756	*	Global Sources Ltd	476,673
229,961	*	Journal Communications, Inc (Class A)	1,140,607
95,814		Scholastic Corp	2,751,778

		TOTAL MEDIA	5,364,005

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
63,700	*	Acorda Therapeutics, Inc	$1,809,080
87,468	*	Affymax, Inc	578,163
292,400	*	Akorn, Inc	2,026,332
276,293	*	Alkermes, Inc	4,763,291
104,733	*	AMAG Pharmaceuticals, Inc	1,551,096
248,700	*	Ariad Pharmaceuticals, Inc	2,957,043
201,010	*	Arqule, Inc	1,125,656
122,300	*	AVEO Pharmaceuticals, Inc	2,337,153
195,131	*	Caliper Life Sciences, Inc	1,590,318
321,200	*	Combinatorx, Inc	738,760
33,800	*	Cornerstone Therapeutics, Inc	255,528
230,118	*	Cubist Pharmaceuticals, Inc	7,817,108
8,135	*	Depomed, Inc	61,501
95,100	*	Dusa Pharmaceuticals, Inc	484,059
163,038	*	Emergent Biosolutions, Inc	3,366,735
116,500	*	Enzon Pharmaceuticals, Inc	1,132,380
61,311	*	Impax Laboratories, Inc	1,298,567
187,000	*	Incyte Corp	3,261,280
151,560	*	Jazz Pharmaceuticals, Inc	6,133,633
204,448	*	Medicines Co	3,062,631
107,200		Medicis Pharmaceutical Corp (Class A)	3,985,696
18,406	*	Medivation, Inc	390,575
290,025	*	Momenta Pharmaceuticals, Inc	5,121,842
301,277	*	Neurocrine Biosciences, Inc	2,328,871
105,429	*	NPS Pharmaceuticals, Inc	1,018,444
74,300	*	Optimer Pharmaceuticals, Inc	786,094
215,140	*	Par Pharmaceutical Cos, Inc	6,968,385
73,130	*	Questcor Pharmaceuticals, Inc	2,270,687
31,510	*	Salix Pharmaceuticals Ltd	1,221,958
302,578	*	Santarus, Inc	986,404
105,300	*	Sciclone Pharmaceuticals, Inc	676,026
262,951	*	Sequenom, Inc	1,856,434
530,993	*	Spectrum Pharmaceuticals, Inc	5,628,526
143,681	*	SuperGen, Inc	439,664
107,870	*	Targacept, Inc	2,204,863
185,561	*	Vanda Pharmaceuticals, Inc	1,332,328
391,314	*	Viropharma, Inc	7,074,956
14,817	*	Xenoport, Inc	105,053

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	90,747,120

REAL ESTATE - 8.2%
56,197		Agree Realty Corp	1,276,234
3,472		Alexander’s, Inc	1,392,272
152,339		Associated Estates Realty Corp	2,764,953
396,620		CBL & Associates Properties, Inc	7,043,971
290,200		DuPont Fabros Technology, Inc	7,397,198
118,700		Entertainment Properties Trust	5,518,363
105,950		Equity Lifestyle Properties, Inc	6,903,702
284,300		Equity One, Inc	5,515,420
255,300		Extra Space Storage, Inc	5,427,678

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

149,509		Getty Realty Corp	$3,468,609
164,592		Highwoods Properties, Inc	5,666,903
37,323		Home Properties, Inc	2,445,403
99,900		Invesco Mortgage Capital, Inc	1,956,042
48,100		Lexington Corporate Properties Trust	404,040
144,163		LTC Properties, Inc	3,914,025
27,371		Mid-America Apartment Communities, Inc	1,937,593
90,380		National Health Investors, Inc	4,111,386
331,900		National Retail Properties, Inc	8,327,370
523,012		Newcastle Investment Corp	3,143,302
201,752		Omega Healthcare Investors, Inc	3,962,409
63,156		Parkway Properties, Inc	1,113,440
155,131		Pennymac Mortgage Investment Trust	2,483,647
130,294		Potlatch Corp	4,328,367
86,153		PS Business Parks, Inc	4,894,352
22,000		Sabra Healthcare REIT, Inc	317,020
45,170		Saul Centers, Inc	1,781,957
98,574		Sovran Self Storage, Inc	3,997,176
69,100		STAG Industrial, Inc	849,239
55,251		Sun Communities, Inc	2,114,456
305,242		Tanger Factory Outlet Centers, Inc	8,378,892
74,169		Urstadt Biddle Properties, Inc (Class A)	1,315,758
46,336		Washington Real Estate Investment Trust	1,483,679

		TOTAL REAL ESTATE	115,634,856

RETAILING - 3.9%
110,897	*	1-800-FLOWERS.COM, Inc (Class A)	333,800
252,090	*	Ann Taylor Stores Corp	6,539,215
73,300		Bebe Stores, Inc	543,153
75,064		Bon-Ton Stores, Inc	761,900
130,912		Cato Corp (Class A)	3,641,972
57,215	*	Children’s Place Retail Stores, Inc	2,764,629
34,828	*	Core-Mark Holding Co, Inc	1,296,995
19,490	*	DSW, Inc (Class A)	1,032,580
208,100		Express Parent LLC	4,669,764
306,244		Finish Line, Inc (Class A)	6,522,997
111,600	*	Hibbett Sports, Inc	4,379,184
78,300	*	HSN, Inc	2,559,627
106,400		Nutri/System, Inc	1,589,616
88,102	*	Overstock.com, Inc	1,118,014
93,316		PetMed Express, Inc	1,023,677
676,497	*	Pier 1 Imports, Inc	7,434,702
66,272	*	Shutterfly, Inc	3,605,197
825,017	*	Wet Seal, Inc (Class A)	4,034,333

		TOTAL RETAILING	53,851,355

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
210,439	*	Amkor Technology, Inc	1,121,640
50,600	*	Amtech Systems, Inc	908,270
93,887	*	Ceva, Inc	2,837,265
191,453	*	Cirrus Logic, Inc	2,906,257
534,078	*	Entegris, Inc	4,577,048

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

519,120	*	Entropic Communications, Inc	$3,467,722
429,741	*	FSI International, Inc	1,216,167
502,935	*	GT Solar International, Inc	6,860,032
557,333	*	Kulicke & Soffa Industries, Inc	5,127,464
675,894	*	Lattice Semiconductor Corp	4,190,543
289,032	*	LTX-Credence Corp	2,078,140
428,390	*	Mindspeed Technologies, Inc	2,917,336
252,300	*	MIPS Technologies, Inc	1,811,514
109,091		MKS Instruments, Inc	2,721,820
155,514	*	Nanometrics, Inc	2,626,631
113,300	*	Omnivision Technologies, Inc	3,312,892
376,100	*	Photronics, Inc	2,813,228
588,170	*	RF Micro Devices, Inc	3,970,148
498,598	*	Silicon Image, Inc	2,856,967
104,383	*	Tessera Technologies, Inc	1,639,857
134,226	*	Veeco Instruments, Inc	5,340,852

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	65,301,793

SOFTWARE & SERVICES - 8.3%
97,600	*	ACI Worldwide, Inc	3,529,216
39,600	*	Active Network, Inc	718,740
975	*	Acxiom Corp	13,397
146,100	*	Ancestry.com, Inc	5,202,621
31,400		Blackbaud, Inc	797,560
113,600	*	BroadSoft, Inc	3,318,256
55,200	*	CACI International, Inc (Class A)	3,261,216
174,354	*	Cardtronics, Inc	4,006,655
194,924	*	Commvault Systems, Inc	7,547,456
138,335	*	CSG Systems International, Inc	2,456,830
164,362	*	Demand Media, Inc	1,666,631
155,667	*	Euronet Worldwide, Inc	2,671,246
36,800		Forrester Research, Inc	1,162,880
94,314	*	Fortinet, Inc	1,916,460
192,200	*	Glu Mobile, Inc	964,844
104,903		iGate Corp	1,572,496
38,600	*	Infospace, Inc	367,858
88,408	*	Interactive Intelligence, Inc	3,360,388
85,281	*	j2 Global Communications, Inc	2,280,414
77,200	*	LogMeIn, Inc	2,744,460
300,754	*	Magma Design Automation, Inc	2,237,610
103,884	*	Manhattan Associates, Inc	3,874,873
183,470		MAXIMUS, Inc	7,087,445
46,300	*	MicroStrategy, Inc (Class A)	7,378,831
426,100	*	MoneyGram International, Inc	1,431,696
118,194	*	Netscout Systems, Inc	1,802,459
23,400	*	OpenTable, Inc	1,658,124
60,676		Opnet Technologies, Inc	2,081,794
155,483	*	RightNow Technologies, Inc	5,277,093
55,564	*	S1 Corp	522,302
123,067	*	SolarWinds, Inc	2,647,171
31,560	*	Sourcefire, Inc	775,745
191,900	*	Take-Two Interactive Software, Inc	2,588,731

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

135,200	*	TeleNav, Inc	$1,356,056
131,005	*	TeleTech Holdings, Inc	2,592,589
54,209	*	TIBCO Software, Inc	1,411,602
29,800	*	Travelzoo, Inc	1,573,440
191,731	*	Unisys Corp	3,982,253
279,100		United Online, Inc	1,666,227
386,620	*	Valueclick, Inc	6,982,357
199,054	*	Vasco Data Security International	1,926,843
18,100		VirnetX Holding Corp	550,421
177,279	*	Websense, Inc	4,020,688

		TOTAL SOFTWARE & SERVICES	114,985,974

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
21,780	*	Acme Packet, Inc	1,283,278
106,512	*	Agilysys, Inc	1,019,320
300,292	*	Arris Group, Inc	3,603,504
250,300	*	Blue Coat Systems, Inc	5,043,545
261,500	*	Brightpoint, Inc	2,377,035
85,200		Cognex Corp	2,892,540
81,555	*	Coherent, Inc	3,917,087
157,166		Comtech Telecommunications Corp	4,235,624
46,610		Daktronics, Inc	462,837
337,850	*	Extreme Networks, Inc	1,145,312
157,614	*	FEI Co	5,207,567
73,600	*	Insight Enterprises, Inc	1,238,688
255,500	*	Kemet Corp	3,117,100
2,137	*	Loral Space & Communications, Inc	139,503
82,500	*	Netgear, Inc	2,715,075
226,471	*	Newport Corp	3,519,359
75,233	*	Oplink Communications, Inc	1,269,933
122,864	*	OSI Systems, Inc	5,073,055
112,372		Plantronics, Inc	3,848,741
538,173	*	Power-One, Inc	3,880,227
578,812	*	Powerwave Technologies, Inc	1,256,022
1,231,983	*	Quantum Corp	3,240,115
95,278	*	Symmetricom, Inc	540,226
182,508	*	Synaptics, Inc	4,484,222
135,000	*	Westell Technologies, Inc	384,750

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	65,894,665

TELECOMMUNICATION SERVICES - 1.3%
46,200	*	Cbeyond Communications, Inc	518,826
745,600	*	Cincinnati Bell, Inc	2,579,776
121,000	*	Cogent Communications Group, Inc	1,823,470
113,747		IDT Corp (Class B)	2,744,715
157,100	*	Neutral Tandem, Inc	2,408,343
142,419		USA Mobility, Inc	2,351,338
1,378,258	*	Vonage Holdings Corp	5,526,815

		TOTAL TELECOMMUNICATION SERVICES	17,953,283

TRANSPORTATION - 2.8%
136,338	*	Alaska Air Group, Inc	8,332,979

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

42,309	*	Amerco, Inc	$3,813,733
114,940	*	Atlas Air Worldwide Holdings, Inc	6,021,707
284,800	*	Avis Budget Group, Inc	4,303,328
159,190	*	Celadon Group, Inc	2,177,719
91,737	*	Dollar Thrifty Automotive Group, Inc	6,608,734
190,400	*	Excel Maritime Carriers Ltd	491,232
366,642	*	JetBlue Airways Corp	1,756,215
156,559	*	US Airways Group, Inc	976,928
206,500		Werner Enterprises, Inc	4,863,075

		TOTAL TRANSPORTATION	39,345,650

UTILITIES - 3.3%
291,454		Avista Corp	7,347,555
41,913		Chesapeake Utilities Corp	1,618,261
105,787		Empire District Electric Co	2,159,113
17,712		Idacorp, Inc	694,488
29,484		Laclede Group, Inc	1,098,279
8,900		MGE Energy, Inc	365,612
202,524		PNM Resources, Inc	3,041,910
316,389		Portland General Electric Co	7,840,119
169,761		Southwest Gas Corp	6,330,388
236,300		UIL Holdings Corp	7,545,059
46,500		Unisource Energy Corp	1,712,130
174,500		WGL Holdings, Inc	6,772,345

		TOTAL UTILITIES	46,525,259

		TOTAL COMMON STOCKS	1,391,523,021

		(Cost $1,289,446,488)

		TOTAL INVESTMENTS - 99.9%	1,391,523,021
		(Cost $1,289,446,488)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	1,345,696

		NET ASSETS - 100.0%	$1,392,868,717

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.8%
12,127	*	BorgWarner, Inc	$965,552
233,130	*	Ford Motor Co	2,846,518
15,218		Gentex Corp	431,278
28,309	*	Goodyear Tire & Rubber Co	457,757
25,773		Harley-Davidson, Inc	1,118,290
20,114		Johnson Controls, Inc	743,212
5,672	*	Tesla Motors, Inc	159,780
310	*	Visteon Corp	19,437

		TOTAL AUTOMOBILES & COMPONENTS	6,741,824

BANKS - 0.2%
8,200		Hudson City Bancorp, Inc	67,650
9,131		People’s United Financial, Inc	115,781
37,283		Wells Fargo & Co	1,041,687

		TOTAL BANKS	1,225,118

CAPITAL GOODS - 9.8%
69,579		3M Co	6,063,114
5,907	*	Aecom Technology Corp	146,139
275		Alliant Techsystems, Inc	17,938
17,807		Ametek, Inc	756,798
211		Armstrong World Industries, Inc	8,335
13,014	*	Babcock & Wilcox Co	325,090
10,171	*	BE Aerospace, Inc	404,806
72,917		Boeing Co	5,138,461
470		Carlisle Cos, Inc	20,318
71,667		Caterpillar, Inc	7,079,982
6,388		Chicago Bridge & Iron Co NV	263,505
12,632		Cooper Industries plc	660,780
21,761		Cummins, Inc	2,282,294
60,821		Danaher Corp	2,986,919
46,476		Deere & Co	3,648,830
8,444		Donaldson Co, Inc	467,629
16,078		Dover Corp	972,237
14,327		Eaton Corp	686,980
83,237		Emerson Electric Co	4,086,103
32,648		Fastenal Co	1,098,606
5,629		Flowserve Corp	559,410
19,306		Fluor Corp	1,226,510
5,522		Gardner Denver, Inc	470,971
2,387	*	General Cable Corp	94,931
5,654		Goodrich Corp	537,922
6,747		Graco, Inc	296,396
750	*	GrafTech International Ltd	14,445

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

537		Harsco Corp	$14,719
87,154		Honeywell International, Inc	4,627,877
8,218		IDEX Corp	340,883
46,592		Illinois Tool Works, Inc	2,320,282
29,082		Ingersoll-Rand plc	1,088,248
11,606		Joy Global, Inc	1,090,036
1,224		KBR, Inc	43,636
1,991		Kennametal, Inc	78,505
5,913		Lennox International, Inc	218,663
7,335		Lincoln Electric Holdings, Inc	251,004
27,747		Lockheed Martin Corp	2,101,280
15,654		Manitowoc Co, Inc	218,999
39,645		Masco Corp	418,254
4,589		MSC Industrial Direct Co (Class A)	283,508
4,668	*	Navistar International Corp	239,515
6,717		Nordson Corp	342,769
40,625		Paccar, Inc	1,739,156
12,941		Pall Corp	641,615
7,398		Parker Hannifin Corp	584,590
4,327	*	Polypore International, Inc	294,236
15,888		Precision Castparts Corp	2,564,005
15,982		Rockwell Automation, Inc	1,146,868
17,063		Rockwell Collins, Inc	940,001
10,444		Roper Industries, Inc	852,544
1,171		Snap-On, Inc	66,583
2,382	*	Spirit Aerosystems Holdings, Inc (Class A)	48,807
1,551		SPX Corp	116,697
2,339		Textron, Inc	54,101
843	*	Thomas & Betts Corp	41,122
8,176		Timken Co	357,046
3,328		Toro Co	179,146
5,622		TransDigm Group, Inc	506,374
96,266		United Technologies Corp	7,974,676
2,237		Valmont Industries, Inc	217,772
6,530		W.W. Grainger, Inc	968,856
7,487	*	WABCO Holdings, Inc	472,055
1,693	*	WESCO International, Inc	85,818
5,344		Westinghouse Air Brake Technologies Corp	344,795

		TOTAL CAPITAL GOODS	74,190,490

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
559		Avery Dennison Corp	17,636
6,338	*	Copart, Inc	275,386
670		Covanta Holding Corp	11,578
5,530		Dun & Bradstreet Corp	401,202
720		Equifax, Inc	24,739
5,463	*	IHS, Inc (Class A)	402,568
19,568		Iron Mountain, Inc	618,936
357	*	KAR Auction Services, Inc	6,347
7,692	*	Nielsen Holdings NV	230,452
16,384		Robert Half International, Inc	448,595
9,769	*	Stericycle, Inc	802,231

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

1,322		Towers Watson & Co	$80,840
10,618	*	Verisk Analytics, Inc	353,579
11,476		Waste Connections, Inc	369,986

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	4,044,075

CONSUMER DURABLES & APPAREL - 1.5%
33,071		Coach, Inc	2,135,064
4,283	*	Deckers Outdoor Corp	425,088
5,793	*	Fossil, Inc	728,006
612		Garmin Ltd	19,970
10,909	*	Hanesbrands, Inc	332,834
5,106		Harman International Industries, Inc	212,410
13,691		Hasbro, Inc	541,616
11,899		Leggett & Platt, Inc	258,208
28,602		Mattel, Inc	762,530
39,363		Nike, Inc (Class B)	3,548,573
1,212		Phillips-Van Heusen Corp	86,719
3,586		Polaris Industries, Inc	425,120
6,955		Polo Ralph Lauren Corp (Class A)	939,412
7,584	*	Tempur-Pedic International, Inc	546,124
6,803		Tupperware Corp	425,119
4,032	*	Under Armour, Inc (Class A)	295,989

		TOTAL CONSUMER DURABLES & APPAREL	11,682,782

CONSUMER SERVICES - 3.5%
12,905	*	Apollo Group, Inc (Class A)	655,961
4,841	*	Bally Technologies, Inc	190,881
8,922		Brinker International, Inc	214,306
3,453	*	Chipotle Mexican Grill, Inc (Class A)	1,120,775
328		Choice Hotels International, Inc	10,001
15,394		Darden Restaurants, Inc	782,015
6,361		DeVry, Inc	395,273
19,888		H&R Block, Inc	297,524
250	*	Hyatt Hotels Corp	9,698
17,587		International Game Technology	326,942
3,167	*	ITT Educational Services, Inc	271,317
43,431	*	Las Vegas Sands Corp	2,049,075
30,808		Marriott International, Inc (Class A)	1,001,260
115,045		McDonald’s Corp	9,949,091
8,642	*	MGM Mirage	130,581
3,077	*	Panera Bread Co (Class A)	354,809
8,334	*	Royal Caribbean Cruises Ltd	255,187
83,006		Starbucks Corp	3,327,710
21,597		Starwood Hotels & Resorts Worldwide, Inc	1,186,971
3,503		Weight Watchers International, Inc	270,397
8,773		Wynn Resorts Ltd	1,348,235
52,093		Yum! Brands, Inc	2,751,552

		TOTAL CONSUMER SERVICES	26,899,561

DIVERSIFIED FINANCIALS - 2.6%
4,386	*	Affiliated Managers Group, Inc	457,591
70,390		American Express Co	3,522,316

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

5,040		BlackRock, Inc	$899,438
5,822		CBOE Holdings, Inc	134,139
111,163		Charles Schwab Corp	1,659,664
5,975		Discover Financial Services	153,020
13,111		Eaton Vance Corp	351,637
8,122		Federated Investors, Inc (Class B)	173,567
16,221		Franklin Resources, Inc	2,059,418
2,445	*	Green Dot Corp	79,291
3,063		Greenhill & Co, Inc	134,895
8,143	*	IntercontinentalExchange, Inc	1,004,033
67,593		iShares Russell 1000 Growth Index Fund	4,060,988
12,290		Lazard Ltd (Class A)	412,944
3,206	*	LPL Investment Holdings, Inc	105,958
22,522		Moody’s Corp	802,008
13,309	*	MSCI, Inc (Class A)	472,336
1,181	*	Nasdaq Stock Market, Inc	28,427
8,964		NYSE Euronext	299,935
16,525		SEI Investments Co	326,865
28,754		T Rowe Price Group, Inc	1,633,227
25,019		TD Ameritrade Holding Corp	459,349
9,619		Waddell & Reed Financial, Inc (Class A)	353,017

		TOTAL DIVERSIFIED FINANCIALS	19,584,063

ENERGY - 11.9%
14,071	*	Alpha Natural Resources, Inc	600,972
8,372		Anadarko Petroleum Corp	691,192
12,227		Apache Corp	1,512,724
2,769		Arch Coal, Inc	70,886
1,576	*	Atwood Oceanics, Inc	73,599
19,155		Baker Hughes, Inc	1,482,214
12,963	*	Brigham Exploration Co	412,223
11,574		Cabot Oil & Gas Corp	857,402
20,002	*	Cameron International Corp	1,118,912
2,299		CARBO Ceramics, Inc	358,805
12,975		Chevron Corp	1,349,660
2,932		Cimarex Energy Co	258,368
12,220	*	Cobalt International Energy, Inc	150,550
11,559	*	Concho Resources, Inc	1,081,691
25,094		Consol Energy, Inc	1,345,038
4,641	*	Continental Resources, Inc	318,326
5,109		Core Laboratories NV	555,246
37,075	*	Denbury Resources, Inc	716,289
3,595		Diamond Offshore Drilling, Inc	243,849
8,833	*	Dresser-Rand Group, Inc	471,859
80,145		El Paso Corp	1,646,980
29,726		EOG Resources, Inc	3,032,052
6,537		Equitable Resources, Inc	414,969
16,190		EXCO Resources, Inc	257,583
404,296	d	Exxon Mobil Corp	32,258,777
26,687	*	FMC Technologies, Inc	1,216,927
9,887	*	Forest Oil Corp	257,062
101,894		Halliburton Co	5,576,659

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

9,788		Helmerich & Payne, Inc	$675,861
10,565		Holly Corp	796,495
12,907		Kinder Morgan, Inc	364,365
3,079	*	Kosmos Energy LLC	46,770
22,713	*	McDermott International, Inc	458,121
3,275		Murphy Oil Corp	210,321
8,590	*	Newfield Exploration Co	579,138
3,930		Noble Energy, Inc	391,742
25,925		Occidental Petroleum Corp	2,545,317
12,017	*	Oceaneering International, Inc	519,134
4,768	*	Oil States International, Inc	384,778
1,907		Patterson-UTI Energy, Inc	62,035
29,976		Peabody Energy Corp	1,722,721
27,858	*	PetroHawk Energy Corp	1,063,897
10,490		Pioneer Natural Resources Co	975,465
15,364		Questar Market Resources, Inc	673,404
595	*	Quicksilver Resources, Inc	8,419
17,799		Range Resources Corp	1,159,783
2,371	*	Rowan Cos, Inc	92,872
4,756		RPC, Inc	112,337
45,377	*	SandRidge Energy, Inc	522,743
150,904		Schlumberger Ltd	13,637,194
38,669	*	Southwestern Energy Co	1,723,091
5,695		St. Mary Land & Exploration Co	429,118
8,814	*	Superior Energy Services	365,693
370		Tidewater, Inc	20,106
16,402	*	Ultra Petroleum Corp	767,942
12,996	*	Whiting Petroleum Corp	761,566

		TOTAL ENERGY	89,401,242

FOOD & STAPLES RETAILING - 2.6%
471	*	BJ’s Wholesale Club, Inc	23,715
48,509		Costco Wholesale Corp	3,795,829
49,830		Kroger Co	1,239,272
65,311		Sysco Corp	1,997,863
95,700		Walgreen Co	3,736,128
149,742		Wal-Mart Stores, Inc	7,892,902
17,120		Whole Foods Market, Inc	1,141,904

		TOTAL FOOD & STAPLES RETAILING	19,827,613

FOOD, BEVERAGE & TOBACCO - 7.6%
174,063		Altria Group, Inc	4,577,857
9,681		Brown-Forman Corp (Class B)	712,134
4,189		Bunge Ltd	288,245
14,620		Campbell Soup Co	483,191
219,708		Coca-Cola Co	14,942,342
27,569		Coca-Cola Enterprises, Inc	774,965
5,103		ConAgra Foods, Inc	130,688
6,824		Corn Products International, Inc	347,273
24,511		Dr Pepper Snapple Group, Inc	925,535
12,382		Flowers Foods, Inc	271,413
53,309		General Mills, Inc	1,991,092

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

13,926	*	Green Mountain Coffee Roasters, Inc	$1,447,608
20,808		H.J. Heinz Co	1,095,333
7,752	*	Hansen Natural Corp	593,958
12,563		Hershey Co	709,056
8,065		Hormel Foods Corp	233,643
25,662		Kellogg Co	1,431,426
10,041		McCormick & Co, Inc	488,495
4,144		Mead Johnson Nutrition Co	295,757
175,783		PepsiCo, Inc	11,257,143
178,987		Philip Morris International, Inc	12,738,504
11,328		Reynolds American, Inc	398,746
53,771		Sara Lee Corp	1,027,564

		TOTAL FOOD, BEVERAGE & TOBACCO	57,161,968

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
16,969	*	Allscripts Healthcare Solutions, Inc	307,987
3,231	*	Amerigroup Corp	177,705
30,623		AmerisourceBergen Corp	1,173,167
9,531		Bard (C.R.), Inc	940,519
56,846		Baxter International, Inc	3,306,731
24,225		Becton Dickinson & Co	2,025,452
9,376	*	Brookdale Senior Living, Inc	200,553
19,416		Cardinal Health, Inc	849,644
7,741	*	CareFusion Corp	204,285
4,712	*	Catalyst Health Solutions, Inc	308,777
15,746	*	Cerner Corp	1,046,952
1,378		Cooper Cos, Inc	105,403
29,579		Covidien plc	1,502,317
10,732	*	DaVita, Inc	896,551
7,168		Dentsply International, Inc	271,596
12,753	*	Edwards Lifesciences Corp	909,927
3,440	*	Emdeon, Inc	53,320
58,847	*	Express Scripts, Inc	3,193,039
5,570	*	Gen-Probe, Inc	337,264
8,786	*	HCA Holdings, Inc	234,410
27,093	*	Health Management Associates, Inc (Class A)	257,384
5,896	*	Henry Schein, Inc	391,848
6,115		Hill-Rom Holdings, Inc	228,028
6,457	*	Idexx Laboratories, Inc	535,544
4,365	*	Intuitive Surgical, Inc	1,748,401
5,554	*	Kinetic Concepts, Inc	371,785
11,220	*	Laboratory Corp of America Holdings	1,018,327
10,441		Lincare Holdings, Inc	267,185
27,923		McKesson Corp	2,265,114
44,522	*	Medco Health Solutions, Inc	2,799,544
101,887		Medtronic, Inc	3,673,025
5,156		Patterson Cos, Inc	159,011
5,405	*	Pediatrix Medical Group, Inc	368,405
16,328		Quest Diagnostics, Inc	881,875
16,502	*	Resmed, Inc	499,846
6,175	*	Sirona Dental Systems, Inc	312,332
36,511		St. Jude Medical, Inc	1,697,762

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

34,719		Stryker Corp	$1,886,630
7,019	*	SXC Health Solutions Corp	443,109
3,704	*	Tenet Healthcare Corp	20,594
6,052	*	Thoratec Corp	203,892
10,006		Universal Health Services, Inc (Class B)	496,698
13,581	*	Varian Medical Systems, Inc	852,344

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	39,424,282

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
46,895		Avon Products, Inc	1,230,056
10,279		Church & Dwight Co, Inc	414,655
870		Clorox Co	62,283
49,085		Colgate-Palmolive Co	4,141,793
12,494		Estee Lauder Cos (Class A)	1,310,745
13,218		Herbalife Ltd	736,507
38,301		Kimberly-Clark Corp	2,503,353
21,179		Procter & Gamble Co	1,302,297

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	11,701,689

INSURANCE - 0.0%
3,064		Erie Indemnity Co (Class A)	225,817
1,039		Validus Holdings Ltd	27,627

		TOTAL INSURANCE	253,444

MATERIALS - 5.9%
23,468		Air Products & Chemicals, Inc	2,082,316
8,925		Airgas, Inc	613,148
2,402		AK Steel Holding Corp	29,184
9,907		Albemarle Corp	659,608
11,755		Allegheny Technologies, Inc	684,023
9,884	*	Allied Nevada Gold Corp	376,580
18,608		Ball Corp	721,990
5,035		Carpenter Technology Corp	289,210
17,339		Celanese Corp (Series A)	955,899
6,609		CF Industries Holdings, Inc	1,026,510
16,234		Cleveland-Cliffs, Inc	1,458,139
3,739		Compass Minerals International, Inc	294,409
17,872	*	Crown Holdings, Inc	686,464
103,386		Du Pont (E.I.) de Nemours & Co	5,316,107
7,874		Eastman Chemical Co	760,550
25,990		Ecolab, Inc	1,299,500
7,946		FMC Corp	695,831
104,911		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,556,088
4,152		Huntsman Corp	79,303
8,694		International Flavors & Fragrances, Inc	531,812
11,008		International Paper Co	326,938
5,792	*	Intrepid Potash, Inc	192,584
2,423		Kronos Worldwide, Inc	75,016
7,192		Lubrizol Corp	968,043
2,366		LyondellBasell Industries AF S.C.A	93,362
2,415		Martin Marietta Materials, Inc	182,622
6,207	*	Molycorp, Inc	394,951

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

59,621		Monsanto Co	$4,380,951
30,515	*	Mosaic Co	2,158,021
13,777		Nalco Holding Co	487,017
10,209		Packaging Corp of America	272,274
17,515		PPG Industries, Inc	1,474,763
33,739		Praxair, Inc	3,496,710
686		Reliance Steel & Aluminum Co	32,249
7,672		Rock-Tenn Co (Class A)	471,521
7,193	*	Rockwood Holdings, Inc	434,961
6,515		Royal Gold, Inc	417,612
398		Schnitzer Steel Industries, Inc (Class A)	20,214
4,868		Scotts Miracle-Gro Co (Class A)	245,639
9,940		Sherwin-Williams Co	767,070
13,487		Sigma-Aldrich Corp	904,978
5,482		Silgan Holdings, Inc	212,592
13,527	*	Solutia, Inc	290,019
19,032		Southern Copper Corp (NY)	650,133
17,654		Steel Dynamics, Inc	275,755
3,477		Temple-Inland, Inc	104,380
6,657		Titanium Metals Corp	118,428
891		Valspar Corp	29,287
6,900		Walter Energy, Inc	845,733
460		Westlake Chemical Corp	23,805
7,313	*	WR Grace & Co	368,868

		TOTAL MATERIALS	44,833,167

MEDIA - 3.2%
6,015	*	AMC Networks, Inc	223,698
24,062		Cablevision Systems Corp (Class A)	586,150
11,469		CBS Corp (Class B)	313,907
6,409	*	Charter Communications, Inc	346,086
133,170		Comcast Corp (Class A)	3,198,743
85,385	*	DIRECTV	4,327,313
30,855	*	Discovery Communications, Inc (Class A)	1,228,029
16,640		DISH Network Corp (Class A)	493,043
21,762		Interpublic Group of Cos, Inc	213,485
4,818		John Wiley & Sons, Inc (Class A)	241,189
2,155	*	Lamar Advertising Co (Class A)	54,866
27,158	*	Liberty Global, Inc (Class A)	1,135,204
27,772		McGraw-Hill Cos, Inc	1,155,315
2,857		Morningstar, Inc	178,163
31,125		Omnicom Group, Inc	1,460,385
1,676		Regal Entertainment Group (Class A)	21,436
10,364		Scripps Networks Interactive (Class A)	480,268
439,932	*	Sirius XM Radio, Inc	928,257
19,652		Thomson Corp	676,618
37,629		Time Warner Cable, Inc	2,758,582
65,370		Viacom, Inc (Class B)	3,165,215
35,128		Virgin Media, Inc	929,487

		TOTAL MEDIA	24,115,439

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
162,260		Abbott Laboratories	$8,327,184
38,545	*	Agilent Technologies, Inc	1,625,056
20,440	*	Alexion Pharmaceuticals, Inc	1,160,992
33,755		Allergan, Inc	2,744,619
17,012	*	Amylin Pharmaceuticals, Inc	202,613
26,761	*	Biogen Idec, Inc	2,726,143
12,281	*	BioMarin Pharmaceuticals, Inc	383,536
9,380	*	Bruker BioSciences Corp	161,524
51,187	*	Celgene Corp	3,035,389
5,713	*	Charles River Laboratories International, Inc	225,949
6,452	*	Covance, Inc	369,377
16,336	*	Dendreon Corp	602,798
37,677		Eli Lilly & Co	1,443,029
12,901	*	Endo Pharmaceuticals Holdings, Inc	480,562
86,941	*	Gilead Sciences, Inc	3,682,820
15,595	*	Hospira, Inc	797,216
20,750	*	Human Genome Sciences, Inc	435,958
13,915	*	Illumina, Inc	868,992
62,207		Johnson & Johnson	4,030,392
1,959	*	Life Technologies Corp	88,214
3,668	*	Mettler-Toledo International, Inc	567,843
44,035	*	Mylan Laboratories, Inc	1,003,117
9,751	*	Myriad Genetics, Inc	207,404
9,193		Perrigo Co	830,220
11,006		Pharmaceutical Product Development, Inc	317,303
4,355	*	Pharmasset, Inc	528,610
8,268	*	Regeneron Pharmaceuticals, Inc	438,700
4,340		Techne Corp	328,929
5,727	*	United Therapeutics Corp	328,615
20,582	*	Vertex Pharmaceuticals, Inc	1,067,383
17,116		Warner Chilcott plc	359,778
10,019	*	Waters Corp	880,570
13,207	*	Watson Pharmaceuticals, Inc	886,586

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	41,137,421

REAL ESTATE - 1.6%
8,978		Apartment Investment & Management Co (Class A)	245,099
13,237		Boston Properties, Inc	1,421,124
5,598		Camden Property Trust	375,458
32,342	*	CB Richard Ellis Group, Inc (Class A)	705,055
2,474		Corporate Office Properties Trust	76,867
10,538		Digital Realty Trust, Inc	645,031
2,385		Equity Residential	147,441
2,011		Essex Property Trust, Inc	282,264
5,209		Federal Realty Investment Trust	454,954
3,864		Jones Lang LaSalle, Inc	328,904
5,188		Macerich Co	275,638
10,811		Plum Creek Timber Co, Inc	413,196
14,903		Public Storage, Inc	1,782,846
8,985		Rayonier, Inc	579,083
26,790		Simon Property Group, Inc	3,228,464
953		UDR, Inc	25,073

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

17,036		Ventas, Inc	$922,159
2,247		Vornado Realty Trust	210,207
17,283		Weyerhaeuser Co	345,487

		TOTAL REAL ESTATE	12,464,350

RETAILING - 4.8%
6,454		Aaron’s, Inc	162,705
8,360		Abercrombie & Fitch Co (Class A)	611,283
9,182		Advance Auto Parts, Inc	504,735
40,418	*	Amazon.com, Inc	8,993,813
2,025	*	Autonation, Inc	76,160
2,952	*	Autozone, Inc	842,648
27,928	*	Bed Bath & Beyond, Inc	1,633,509
3,027	*	Big Lots, Inc	105,430
4,511	*	Carmax, Inc	144,217
13,659		Chico’s FAS, Inc	206,114
9,699	*	Dick’s Sporting Goods, Inc	358,863
10,963	*	Dollar General Corp	344,896
14,071	*	Dollar Tree, Inc	931,922
2,212	*	DSW, Inc (Class A)	117,192
12,607		Expedia, Inc	399,516
13,893		Family Dollar Stores, Inc	737,857
4,758		Genuine Parts Co	252,935
7,321		Guess ?, Inc	279,077
106,717		Home Depot, Inc	3,727,624
27,161		Kohl’s Corp	1,485,979
29,159		Limited Brands, Inc	1,103,960
16,023	*	LKQ Corp	393,685
5,944		Macy’s, Inc	171,603
5,817	*	NetFlix, Inc	1,547,264
18,220		Nordstrom, Inc	913,915
15,347	*	O’Reilly Automotive, Inc	913,147
12,816		Petsmart, Inc	551,344
5,555	*	Priceline.com, Inc	2,986,646
13,488		Ross Stores, Inc	1,021,986
9,720	*	Sally Beauty Holdings, Inc	167,184
4,048		Target Corp	208,432
14,224		Tiffany & Co	1,132,088
42,461		TJX Companies, Inc	2,348,093
8,039		Tractor Supply Co	529,931
5,019	*	Ulta Salon Cosmetics & Fragrance, Inc	316,348
13,300	*	Urban Outfitters, Inc	432,782
6,443		Williams-Sonoma, Inc	238,520

		TOTAL RETAILING	36,893,403

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
68,049	*	Advanced Micro Devices, Inc	499,480
35,801		Altera Corp	1,463,545
33,308		Analog Devices, Inc	1,145,795
11,845		Applied Materials, Inc	145,930
46,720	*	Atmel Corp	565,312
21,188		Avago Technologies Ltd	712,552

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

59,367		Broadcom Corp (Class A)	$2,200,735
1,339	*	Cree, Inc	44,000
19,669		Cypress Semiconductor Corp	404,788
6,595	*	First Solar, Inc	779,727
2,983	*	Freescale Semiconductor Holdings Ltd	48,712
6,920		Intersil Corp (Class A)	83,386
14,365		Kla-Tencor Corp	572,014
13,678	*	Lam Research Corp	559,157
25,213		Linear Technology Corp	738,741
20,233	*	LSI Logic Corp	148,915
32,589		Maxim Integrated Products, Inc	748,243
15,134	*	MEMC Electronic Materials, Inc	112,294
21,089		Microchip Technology, Inc	711,754
26,260		National Semiconductor Corp	649,147
66,460	*	Nvidia Corp	919,142
49,780	*	ON Semiconductor Corp	432,588
1,080	*	PMC - Sierra, Inc	7,549
4,855	*	Silicon Laboratories, Inc	171,916
20,312	*	Skyworks Solutions, Inc	514,097
81,663		Texas Instruments, Inc	2,429,474
8,640	*	Varian Semiconductor Equipment Associates, Inc	524,794
29,408		Xilinx, Inc	943,997

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	18,277,784

SOFTWARE & SERVICES - 16.1%
71,980		Accenture plc	4,256,897
57,061	*	Adobe Systems, Inc	1,581,731
19,301	*	Akamai Technologies, Inc	467,470
5,861	*	Alliance Data Systems Corp	576,371
9,831	*	Ansys, Inc	497,449
10,701	*	Ariba, Inc	353,882
25,022	*	Autodesk, Inc	860,757
55,813		Automatic Data Processing, Inc	2,873,811
19,929	*	BMC Software, Inc	861,331
1,052	*	Booz Allen Hamilton Holding Co	19,136
11,638		Broadridge Financial Solutions, Inc	268,372
29,782	*	Cadence Design Systems, Inc	307,648
20,817	*	Citrix Systems, Inc	1,499,657
33,692	*	Cognizant Technology Solutions Corp (Class A)	2,354,060
17,730	*	Compuware Corp	171,272
835		DST Systems, Inc	42,744
69,678	*	eBay, Inc	2,281,955
36,830	*	Electronic Arts, Inc	819,468
5,200	*	Equinix, Inc	543,244
5,067		Factset Research Systems, Inc	466,620
12,742	*	Fiserv, Inc	769,107
1,989	*	FleetCor Technologies, Inc	58,954
13,273	*	Fortinet, Inc	269,707
10,771	*	Gartner, Inc	397,558
10,831	*	Genpact Ltd	178,712
8,946		Global Payments, Inc	424,130
27,972	*	Google, Inc (Class A)	16,886,416

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

11,596	*	Informatica Corp	$592,903
134,697		International Business Machines Corp	24,494,649
33,505	*	Intuit, Inc	1,564,684
10,451		Lender Processing Services, Inc	196,792
999	*	LinkedIn Corp	100,929
11,974		Mastercard, Inc (Class A)	3,631,116
8,923	*	Micros Systems, Inc	436,959
824,535		Microsoft Corp	22,592,258
7,605	*	NeuStar, Inc (Class A)	198,034
26,470	*	Nuance Communications, Inc	529,665
427,125		Oracle Corp	13,061,483
34,010		Paychex, Inc	960,102
11,403	*	Rackspace Hosting, Inc	456,120
21,383	*	Red Hat, Inc	899,797
12,585	*	Rovi Corp	666,627
10,404	*	SAIC, Inc	166,776
14,827	*	Salesforce.com, Inc	2,145,615
7,684		Solera Holdings, Inc	429,382
83,654	*	Symantec Corp	1,594,445
1,222	*	Synopsys, Inc	29,291
18,698	*	Teradata Corp	1,027,642
18,386	*	TIBCO Software, Inc	478,771
9,889	*	VeriFone Systems, Inc	389,330
19,098		VeriSign, Inc	596,049
18,702		Visa, Inc (Class A)	1,599,769
4,403	*	VistaPrint Ltd	117,560
9,383	*	VMware, Inc (Class A)	941,490
6,659	*	WebMD Health Corp (Class A)	234,730
71,735		Western Union Co	1,392,376

		TOTAL SOFTWARE & SERVICES	121,613,803

TECHNOLOGY HARDWARE & EQUIPMENT - 9.1%
5,924	*	Acme Packet, Inc	349,042
19,505		Amphenol Corp (Class A)	953,600
102,803	*	Apple, Inc	40,142,515
1,357	*	Arrow Electronics, Inc	47,156
10,517	*	Ciena Corp	162,593
134,519	*	Dell, Inc	2,184,589
5,542	*	Dolby Laboratories, Inc (Class A)	234,759
228,941	*	EMC Corp	5,970,781
9,068	*	F5 Networks, Inc	847,677
17,676		Flir Systems, Inc	485,383
4,154		Harris Corp	165,620
3,053	*	IPG Photonics Corp	183,760
17,624		Jabil Circuit, Inc	322,695
24,218	*	JDS Uniphase Corp	318,467
59,026	*	Juniper Networks, Inc	1,380,618
10,162		National Instruments Corp	262,586
15,599	*	NCR Corp	311,200
40,744	*	NetApp, Inc	1,936,155
19,643	*	Polycom, Inc	530,950
10,643	*	QLogic Corp	161,454

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

185,667		Qualcomm, Inc	$10,170,838
16,995	*	Riverbed Technology, Inc	486,567
12,973	*	Trimble Navigation Ltd	461,579
6,045	*	Zebra Technologies Corp (Class A)	241,800

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	68,312,384

TELECOMMUNICATION SERVICES - 1.1%
44,458	*	American Tower Corp (Class A)	2,335,379
17,295	*	Clearwire Corp (Class A)	37,530
32,260	*	Crown Castle International Corp	1,400,084
30,763	*	MetroPCS Communications, Inc	500,822
16,501	*	NII Holdings, Inc (Class B)	698,817
12,605	*	SBA Communications Corp (Class A)	481,133
15,009	*	tw telecom inc (Class A)	296,428
70,815		Verizon Communications, Inc	2,499,061
30,849		Windstream Corp	376,666

		TOTAL TELECOMMUNICATION SERVICES	8,625,920

TRANSPORTATION - 2.1%
17,845	*	AMR Corp	75,663
18,239		CH Robinson Worldwide, Inc	1,318,862
454		Con-Way, Inc	16,625
2,803		Copa Holdings S.A. (Class A)	183,905
122,129		CSX Corp	3,000,710
56,315	*	Delta Air Lines, Inc	444,325
23,076		Expeditors International Washington, Inc	1,101,187
2,174		FedEx Corp	188,877
27,091	*	Hertz Global Holdings, Inc	381,170
10,115		J.B. Hunt Transport Services, Inc	457,603
9,117	*	Kansas City Southern Industries, Inc	541,094
4,210	*	Kirby Corp	245,527
6,005		Landstar System, Inc	269,324
14,726		Southwest Airlines Co	146,671
31,987	*	UAL Corp	579,604
9,135		Union Pacific Corp	936,155
81,768		United Parcel Service, Inc (Class B)	5,659,981
10,272		UTI Worldwide, Inc	166,098

		TOTAL TRANSPORTATION	15,713,381

UTILITIES - 0.1%
1,568		Aqua America, Inc	33,163
5,652		ITC Holdings Corp	397,110
1,342		National Fuel Gas Co	97,134
892		Oneok, Inc	64,929

		TOTAL UTILITIES	592,336

		TOTAL COMMON STOCKS	754,717,539

		(Cost $614,107,698)

		TOTAL INVESTMENTS - 99.7%	754,717,539
		(Cost $614,107,698)

		OTHER ASSETS & LIABILITIES, NET - 0.3%	2,144,215

		NET ASSETS - 100.0%	$756,861,754

	*	Non-income producing.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.2%
10,559		Autoliv, Inc	$698,583
2,408	*	Federal Mogul Corp (Class A)	46,161
194,174	*	Ford Motor Co	2,370,865
90,200	*	General Motors Co	2,496,735
60,139		Johnson Controls, Inc	2,222,137
12,296		Lear Corp	602,504
5,301		Thor Industries, Inc	131,094
12,175	*	TRW Automotive Holdings Corp	614,472
5,786	*	Visteon Corp	362,782

		TOTAL AUTOMOBILES & COMPONENTS	9,545,333

BANKS - 5.2%
20,925		Associated Banc-Corp	285,626
5,289		Bank of Hawaii Corp	237,000
3,584		BankUnited	89,277
82,672		BB&T Corp	2,123,017
3,076		BOK Financial Corp	167,519
39,058		CapitalSource, Inc	252,315
18,996		Capitol Federal Financial	217,314
23,691	*	CIT Group, Inc	941,480
5,355		City National Corp	287,456
23,196		Comerica, Inc	742,968
8,465		Commerce Bancshares, Inc	346,303
6,159		Cullen/Frost Bankers, Inc	331,847
18,109		East West Bancorp, Inc	336,103
108,815		Fifth Third Bancorp	1,376,510
651		First Citizens Bancshares, Inc (Class A)	117,258
32,206		First Horizon National Corp	289,532
36,313		First Niagara Financial Group, Inc	444,834
8,701	*	First Republic Bank	246,412
24,793		Fulton Financial Corp	251,649
51,030		Hudson City Bancorp, Inc	420,998
103,531		Huntington Bancshares, Inc	625,845
112,098		Keycorp	901,268
14,765		M&T Bank Corp	1,273,334
52,427		New York Community Bancorp, Inc	709,338
35,782		People’s United Financial, Inc	453,716
62,485		PNC Financial Services Group, Inc	3,392,311
119,147	*	Popular, Inc	285,953
150,641		Regions Financial Corp	917,404
63,554		SunTrust Banks, Inc	1,556,437
88,523		Synovus Financial Corp	161,997
19,253		TCF Financial Corp	244,898
9,710	*	TFS Financial Corp	91,662

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

228,615		US Bancorp	$5,957,707
19,967		Valley National Bancorp	262,566
13,271		Washington Federal, Inc	224,413
542,809		Wells Fargo & Co	15,166,084
22,276		Zions Bancorporation	487,844

		TOTAL BANKS	42,218,195

CAPITAL GOODS - 6.6%
9,764		3M Co	850,835
7,878	*	Aecom Technology Corp	194,902
11,370	*	AGCO Corp	539,165
4,178	*	Air Lease Corp	102,069
3,499		Alliant Techsystems, Inc	228,240
2,221		Armstrong World Industries, Inc	87,730
635	*	BE Aerospace, Inc	25,273
9,835		Boeing Co	693,072
6,561		Carlisle Cos, Inc	283,632
5,055		Chicago Bridge & Iron Co NV	208,519
2,883	*	CNH Global NV	109,958
6,839		Cooper Industries plc	357,748
5,737		Crane Co	265,738
4,967		Dover Corp	300,354
25,391		Eaton Corp	1,217,498
668		Flowserve Corp	66,386
5,238		GATX Corp	206,534
2,598	*	General Cable Corp	103,322
39,421		General Dynamics Corp	2,686,148
1,258,456		General Electric Co	22,538,947
8,847		Goodrich Corp	841,704
14,561	*	GrafTech International Ltd	280,445
9,115		Harsco Corp	249,842
7,218		Hubbell, Inc (Class B)	429,255
5,842	*	Huntington Ingalls	195,590
1,074		IDEX Corp	44,550
3,528		Illinois Tool Works, Inc	175,694
8,290		Ingersoll-Rand plc	310,212
22,062		ITT Industries, Inc	1,176,787
15,016	*	Jacobs Engineering Group, Inc	587,726
16,838		KBR, Inc	600,275
8,662		Kennametal, Inc	341,543
12,619		L-3 Communications Holdings, Inc	998,415
3,875		Lincoln Electric Holdings, Inc	132,603
4,163		Lockheed Martin Corp	315,264
3,967	*	Navistar International Corp	203,547
32,888		Northrop Grumman Corp	1,990,053
10,830	*	Oshkosh Truck Corp	268,801
14,846	*	Owens Corning, Inc	528,220
11,401		Parker Hannifin Corp	900,907
11,756		Pentair, Inc	432,738
25,743	*	Quanta Services, Inc	476,760
42,299		Raytheon Co	1,892,034
4,637		Regal-Beloit Corp	281,141

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

8,542	*	Shaw Group, Inc	$221,067
5,734		Snap-On, Inc	326,035
10,602	*	Spirit Aerosystems Holdings, Inc (Class A)	217,235
4,436		SPX Corp	333,765
19,996		Stanley Works	1,315,137
12,964	*	Terex Corp	287,930
31,226		Textron, Inc	722,257
4,792	*	Thomas & Betts Corp	233,754
1,635		Timken Co	71,400
9,480		Trinity Industries, Inc	282,409
55,728		Tyco International Ltd	2,468,193
5,726		United Technologies Corp	474,342
9,417	*	URS Corp	384,496
2,784	*	WESCO International, Inc	141,121

		TOTAL CAPITAL GOODS	52,199,317

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
12,184		Avery Dennison Corp	384,405
15,197		Cintas Corp	494,662
12,700	*	Corrections Corp of America	272,542
13,277		Covanta Holding Corp	229,427
13,958		Equifax, Inc	479,597
2,358	*	KAR Auction Services, Inc	41,925
9,914		Manpower, Inc	500,855
1,347	*	Nielsen Holdings NV	40,356
21,932		Pitney Bowes, Inc	472,635
24,628		R.R. Donnelley & Sons Co	463,253
38,088		Republic Services, Inc	1,105,695
5,427		Towers Watson & Co	331,861
2,276	*	Verisk Analytics, Inc	75,791
1,174		Waste Connections, Inc	37,850
56,235		Waste Management, Inc	1,770,839

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,701,693

CONSUMER DURABLES & APPAREL - 0.9%
33,795		DR Horton, Inc	401,485
18,567		Fortune Brands, Inc	1,117,919
11,969		Garmin Ltd	390,548
2,906		Harman International Industries, Inc	120,890
11,198		Jarden Corp	347,026
4,270		Leggett & Platt, Inc	92,659
19,886		Lennar Corp (Class A)	351,783
10,893		Mattel, Inc	290,407
6,726	*	Mohawk Industries, Inc	349,954
35,115		Newell Rubbermaid, Inc	544,985
635	*	NVR, Inc	431,857
6,002		Phillips-Van Heusen Corp	429,443
38,834	*	Pulte Homes, Inc	266,790
17,749	*	Toll Brothers, Inc	354,270
10,237		VF Corp	1,195,682
9,093		Whirlpool Corp	629,508

		TOTAL CONSUMER DURABLES & APPAREL	7,315,206

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 0.7%
643		Brinker International, Inc	$15,445
7,296	*	Career Education Corp	165,546
50,615		Carnival Corp	1,685,479
2,971		Choice Hotels International, Inc	90,586
1,543		DeVry, Inc	95,882
4,061	*	Education Management Corp	90,601
14,464		H&R Block, Inc	216,381
5,033	*	Hyatt Hotels Corp	195,230
17,451		International Game Technology	324,414
32,057	*	MGM Mirage	484,381
8,030	*	Penn National Gaming, Inc	336,698
7,361	*	Royal Caribbean Cruises Ltd	225,394
28,592		Service Corp International	299,359
35,713		Wendy’s	188,208
6,872	*	WMS Industries, Inc	189,461
20,150		Wyndham Worldwide Corp	696,988

		TOTAL CONSUMER SERVICES	5,300,053

DIVERSIFIED FINANCIALS - 10.4%
1,786	*	Affiliated Managers Group, Inc	186,333
41,218	*	American Capital Ltd	398,578
49,252		American Express Co	2,464,570
28,757		Ameriprise Financial, Inc	1,555,754
24,560		Ares Capital Corp	396,398
1,202,411		Bank of America Corp	11,675,411
147,427		Bank of New York Mellon Corp	3,701,892
5,463		BlackRock, Inc	974,927
54,530		Capital One Financial Corp	2,606,534
344,907		Citigroup, Inc	13,223,734
7,939		CME Group, Inc	2,295,879
58,325		Discover Financial Services	1,493,703
30,588	*	E*Trade Financial Corp	485,737
1,968		Federated Investors, Inc (Class B)	42,056
61,468		Goldman Sachs Group, Inc	8,296,336
4,105		Interactive Brokers Group, Inc (Class A)	62,150
54,854		Invesco Ltd	1,216,662
28,000		iShares Russell 1000 Value Index Fund	1,836,800
21,690		Janus Capital Group, Inc	183,064
15,900		Jefferies Group, Inc	300,669
471,576		JPMorgan Chase & Co	19,075,250
18,053		Legg Mason, Inc	531,119
23,690		Leucadia National Corp	797,642
237	*	LPL Investment Holdings, Inc	7,833
183,291		Morgan Stanley	4,078,225
12,780	*	Nasdaq Stock Market, Inc	307,615
25,813		Northern Trust Corp	1,159,133
21,451		NYSE Euronext	717,750
12,158		Raymond James Financial, Inc	386,138
62,227		SLM Corp	970,119
59,868		State Street Corp	2,482,726

		TOTAL DIVERSIFIED FINANCIALS	83,910,737

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

ENERGY - 12.9%
11,518	*	Alpha Natural Resources, Inc	$491,934
50,073		Anadarko Petroleum Corp	4,134,027
32,424		Apache Corp	4,011,497
22,346		Arch Coal, Inc	572,058
4,444	*	Atwood Oceanics, Inc	207,535
31,056		Baker Hughes, Inc	2,403,113
7,725	*	Cameron International Corp	432,137
78,122		Chesapeake Energy Corp	2,683,491
224,951		Chevron Corp	23,399,402
7,326		Cimarex Energy Co	645,567
1,007	*	Cobalt International Energy, Inc	12,406
167,794		ConocoPhillips	12,079,490
8,025	*	Denbury Resources, Inc	155,043
50,206	*	Devon Energy Corp	3,951,212
4,056		Diamond Offshore Drilling, Inc	275,118
5,455		El Paso Corp	112,100
8,645		Energen Corp	508,412
9,803		Equitable Resources, Inc	622,294
1,492		EXCO Resources, Inc	23,738
153,190		Exxon Mobil Corp	12,223,030
2,969	*	Forest Oil Corp	77,194
836		Helmerich & Payne, Inc	57,726
36,062		Hess Corp	2,472,411
6,503		Kinder Morgan, Inc	183,580
500	*	Kosmos Energy LLC	7,595
84,503		Marathon Oil Corp	2,617,058
42,251	*	Marathon Petroleum Corp	1,850,171
3,501	*	McDermott International, Inc	70,615
19,340		Murphy Oil Corp	1,242,015
34,249	*	Nabors Industries Ltd	904,516
50,315		National Oilwell Varco, Inc	4,053,880
6,629	*	Newfield Exploration Co	446,927
16,703		Noble Energy, Inc	1,664,955
68,699		Occidental Petroleum Corp	6,744,868
777	*	Oil States International, Inc	62,704
16,468		Patterson-UTI Energy, Inc	535,704
6,266	*	PetroHawk Energy Corp	239,299
2,647		Pioneer Natural Resources Co	246,145
16,493	*	Plains Exploration & Production Co	643,392
4,552		Questar Market Resources, Inc	199,514
13,189	*	Quicksilver Resources, Inc	186,624
12,755	*	Rowan Cos, Inc	499,613
2,606		SEACOR Holdings, Inc	261,538
14,774		Southern Union Co	635,282
77,207		Spectra Energy Corp	2,086,133
1,544		St. Mary Land & Exploration Co	116,340
14,573		Sunoco, Inc	592,392
5,040		Teekay Corp	139,860
16,995	*	Tesoro Corp	412,809

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

5,826		Tidewater, Inc	$316,585
4,875	*	Unit Corp	292,549
67,697		Valero Energy Corp	1,700,549
69,832		Williams Cos, Inc	2,213,674

		TOTAL ENERGY	102,717,821

FOOD & STAPLES RETAILING - 1.3%
5,654	*	BJ’s Wholesale Club, Inc	284,679
160,939		CVS Corp	5,850,133
18,254		Kroger Co	453,977
41,726		Safeway, Inc	841,613
24,653		Supervalu, Inc	212,016
6,071		Walgreen Co	237,012
50,548		Wal-Mart Stores, Inc	2,664,385

		TOTAL FOOD & STAPLES RETAILING	10,543,815

FOOD, BEVERAGE & TOBACCO - 3.2%
63,144		Altria Group, Inc	1,660,687
75,767		Archer Daniels Midland Co	2,301,801
1,510		Brown-Forman Corp (Class B)	111,076
12,810		Bunge Ltd	881,456
5,171		Campbell Soup Co	170,902
9,120		Coca-Cola Enterprises, Inc	256,363
42,822		ConAgra Foods, Inc	1,096,671
21,459	*	Constellation Brands, Inc (Class A)	437,549
1,763		Corn Products International, Inc	89,719
21,075	*	Dean Foods Co	232,247
18,433		General Mills, Inc	688,473
15,739		H.J. Heinz Co	828,501
4,626		Hershey Co	261,091
7,729		Hormel Foods Corp	223,909
13,706		J.M. Smucker Co	1,067,972
1,916		Kellogg Co	106,874
196,155		Kraft Foods, Inc (Class A)	6,743,809
17,021		Lorillard, Inc	1,807,971
5,024		McCormick & Co, Inc	244,418
19,705		Mead Johnson Nutrition Co	1,406,346
16,092		Molson Coors Brewing Co (Class B)	724,944
19,948		Philip Morris International, Inc	1,419,699
6,506	*	Ralcorp Holdings, Inc	562,769
27,525		Reynolds American, Inc	968,880
11,931		Sara Lee Corp	228,001
19,585	*	Smithfield Foods, Inc	431,262
35,677		Tyson Foods, Inc (Class A)	626,488

		TOTAL FOOD, BEVERAGE & TOBACCO	25,579,878

HEALTH CARE EQUIPMENT & SERVICES - 3.2%
45,045		Aetna, Inc	1,868,917
3,522	*	Allscripts Healthcare Solutions, Inc	63,924
1,600	*	Amerigroup Corp	88,000
6,541		Baxter International, Inc	380,490
183,176	*	Boston Scientific Corp	1,311,540

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

1,041	*	Brookdale Senior Living, Inc	$22,267
20,823		Cardinal Health, Inc	911,214
18,516	*	CareFusion Corp	488,637
32,198		Cigna Corp	1,602,494
11,379	*	Community Health Systems, Inc	294,033
4,043		Cooper Cos, Inc	309,249
17,326	*	Coventry Health Care, Inc	554,432
27,496		Covidien plc	1,396,523
9,980		Dentsply International, Inc	378,142
3,105	*	Emdeon, Inc	48,128
6,191	*	HCA Holdings, Inc	165,176
10,891	*	Health Net, Inc	306,255
5,211	*	Henry Schein, Inc	346,323
791		Hill-Rom Holdings, Inc	29,496
31,360	*	Hologic, Inc	582,355
19,984		Humana, Inc	1,490,407
10,498	*	Inverness Medical Innovations, Inc	309,586
1,645	*	Kinetic Concepts, Inc	110,116
6,142	*	LifePoint Hospitals, Inc	227,868
17,432		Medtronic, Inc	628,424
14,072		Omnicare, Inc	429,196
7,451		Patterson Cos, Inc	229,789
1,414		Quest Diagnostics, Inc	76,370
4,710		Teleflex, Inc	283,683
55,117	*	Tenet Healthcare Corp	306,451
128,565		UnitedHealth Group, Inc	6,380,681
10,275	*	VCA Antech, Inc	200,774
43,606		WellPoint, Inc	2,945,585
22,831	*	Zimmer Holdings, Inc	1,370,317

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	26,136,842

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
6,934		Church & Dwight Co, Inc	279,718
14,740		Clorox Co	1,055,237
5,539		Colgate-Palmolive Co	467,381
8,359	*	Energizer Holdings, Inc	674,070
5,536		Kimberly-Clark Corp	361,833
309,043		Procter & Gamble Co	19,003,053

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	21,841,292

INSURANCE - 7.5%
40,043		ACE Ltd	2,682,080
55,562		Aflac, Inc	2,559,186
692	*	Alleghany Corp	227,952
4,573		Allied World Assurance Co Holdings Ltd	249,000
62,089		Allstate Corp	1,721,107
9,596		American Financial Group, Inc	326,072
52,367	*	American International Group, Inc	1,502,933
752		American National Insurance Co	56,355
39,122		AON Corp	1,882,551
15,323	*	Arch Capital Group Ltd	517,917
13,236		Arthur J. Gallagher & Co	372,196

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

8,490		Aspen Insurance Holdings Ltd	$219,891
11,576		Assurant, Inc	412,337
22,336		Assured Guaranty Ltd	316,054
15,140		Axis Capital Holdings Ltd	482,512
207,636	*	Berkshire Hathaway, Inc (Class B)	15,400,363
13,947		Brown & Brown, Inc	304,184
34,800		Chubb Corp	2,174,304
17,925		Cincinnati Financial Corp	489,890
3,402		CNA Financial Corp	93,691
4,646		Endurance Specialty Holdings Ltd	189,278
5,502		Everest Re Group Ltd	451,824
26,745		Fidelity National Title Group, Inc (Class A)	435,944
57,599	*	Genworth Financial, Inc (Class A)	479,224
5,274		Hanover Insurance Group, Inc	190,972
52,479		Hartford Financial Services Group, Inc	1,229,058
13,637		HCC Insurance Holdings, Inc	410,883
37,452		Lincoln National Corp	992,478
37,974		Loews Corp	1,514,023
1,165	*	Markel Corp	466,489
65,140		Marsh & McLennan Cos, Inc	1,920,979
16,109	*	MBIA, Inc	148,203
3,189		Mercury General Corp	118,439
97,548		Metlife, Inc	4,019,954
30,807		Old Republic International Corp	321,625
8,092		PartnerRe Ltd	540,707
38,191		Principal Financial Group	1,055,217
77,823		Progressive Corp	1,531,557
10,097		Protective Life Corp	214,662
57,760		Prudential Financial, Inc	3,389,358
8,853		Reinsurance Group of America, Inc (Class A)	515,333
5,897		RenaissanceRe Holdings Ltd	410,372
5,418		Stancorp Financial Group, Inc	180,203
13,473		Torchmark Corp	544,174
7,387		Transatlantic Holdings, Inc	378,288
49,711		Travelers Cos, Inc	2,740,567
6,011		Unitrin, Inc	169,330
36,470		UnumProvident Corp	889,503
7,674		Validus Holdings Ltd	204,052
13,889		W.R. Berkley Corp	427,642
824		White Mountains Insurance Group Ltd	347,225
37,070		XL Capital Ltd	760,676

		TOTAL INSURANCE	59,178,814

MATERIALS - 2.8%
9,702		AK Steel Holding Corp	117,879
126,252		Alcoa, Inc	1,859,692
7,943		Aptargroup, Inc	405,490
9,341		Ashland, Inc	572,043
12,637		Bemis Co, Inc	399,329
8,039		Cabot Corp	314,325
1,413		CF Industries Holdings, Inc	219,467
13,507		Commercial Metals Co	195,987

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

5,965		Cytec Industries, Inc	$334,040
4,916		Domtar Corp	393,034
139,494		Dow Chemical Co	4,864,157
4,331		Greif, Inc (Class A)	264,408
18,606		Huntsman Corp	355,375
40,902		International Paper Co	1,214,790
34,583		LyondellBasell Industries AF S.C.A	1,364,645
2,760		Martin Marietta Materials, Inc	208,711
20,146		MeadWestvaco Corp	627,346
1,883		Nalco Holding Co	66,564
57,731		Newmont Mining Corp	3,210,421
37,489		Nucor Corp	1,457,947
19,663	*	Owens-Illinois, Inc	455,592
1,183		Packaging Corp of America	31,551
7,575		Reliance Steel & Aluminum Co	356,101
235	*	Rockwood Holdings, Inc	14,210
15,643		RPM International, Inc	329,754
1,703		Schnitzer Steel Industries, Inc (Class A)	86,495
738		Scotts Miracle-Gro Co (Class A)	37,239
19,289		Sealed Air Corp	415,292
11,928		Sonoco Products Co	382,292
7,064		Steel Dynamics, Inc	110,340
9,117		Temple-Inland, Inc	273,692
4,800		Titanium Metals Corp	85,392
17,205		United States Steel Corp	688,028
10,260		Valspar Corp	337,246
15,050		Vulcan Materials Co	516,065
1,766		Westlake Chemical Corp	91,391
641	*	WR Grace & Co	32,332

		TOTAL MATERIALS	22,688,662

MEDIA - 3.5%
67,120		CBS Corp (Class B)	1,837,074
4,600	*	Clear Channel Outdoor Holdings, Inc (Class A)	54,050
184,621		Comcast Corp (Class A)	4,434,596
5,644		DISH Network Corp (Class A)	167,232
8,545	*	DreamWorks Animation SKG, Inc (Class A)	186,794
29,204		Gannett Co, Inc	372,643
36,660		Interpublic Group of Cos, Inc	359,635
4,884	*	Lamar Advertising Co (Class A)	124,347
8,449	*	Liberty Media Corp - Capital (Series A)	674,315
6,002	*	Liberty Media Corp - Starz	460,714
7,214	*	Madison Square Garden, Inc	191,171
6,669		McGraw-Hill Cos, Inc	277,430
272,458		News Corp (Class A)	4,364,777
7,358		Regal Entertainment Group (Class A)	94,109
23,303		Thomson Corp	802,322
127,095		Time Warner, Inc	4,468,660
224,340		Walt Disney Co	8,664,011
598		Washington Post Co (Class B)	240,575

		TOTAL MEDIA	27,774,455

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
11,189		Abbott Laboratories	$574,219
110,320	*	Amgen, Inc	6,034,505
2,191	*	Bio-Rad Laboratories, Inc (Class A)	238,819
202,481		Bristol-Myers Squibb Co	5,803,105
8,959	*	Cephalon, Inc	716,182
81,185		Eli Lilly & Co	3,109,386
33,956	*	Forest Laboratories, Inc	1,258,409
3,233	*	Hospira, Inc	165,271
258,926		Johnson & Johnson	16,775,816
19,523	*	Life Technologies Corp	879,121
366,258		Merck & Co, Inc	12,500,386
5,148	*	Mylan Laboratories, Inc	117,271
13,403		PerkinElmer, Inc	327,837
937,530		Pfizer, Inc	18,038,077
28,021	*	Qiagen N.V.	474,676
45,541	*	Thermo Electron Corp	2,736,559
2,620	*	Vertex Pharmaceuticals, Inc	135,873
1,781		Warner Chilcott plc	37,437
864	*	Watson Pharmaceuticals, Inc	58,000

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	69,980,949

REAL ESTATE - 3.6%
7,407		Alexandria Real Estate Equities, Inc	607,374
54,347		AMB Property Corp	1,936,383
21,083		American Capital Agency Corp	588,637
112,682		Annaly Capital Management, Inc	1,890,804
4,154		Apartment Investment & Management Co (Class A)	113,404
10,332		AvalonBay Communities, Inc	1,386,451
3,190		Boston Properties, Inc	342,478
14,904		Brandywine Realty Trust	178,699
8,789		BRE Properties, Inc (Class A)	461,247
2,346		Camden Property Trust	157,346
124,966		Chimera Investment Corp	384,895
5,339		Corporate Office Properties Trust	165,883
25,549		Developers Diversified Realty Corp	373,271
14,462		Douglas Emmett, Inc	289,240
29,898		Duke Realty Corp	419,768
32,458		Equity Residential	2,006,553
1,727		Essex Property Trust, Inc	242,402
1,838		Federal Realty Investment Trust	160,531
16,015	*	Forest City Enterprises, Inc (Class A)	288,429
66,481		General Growth Properties, Inc	1,117,546
48,268		HCP, Inc	1,772,884
20,886		Health Care REIT, Inc	1,102,363
14,689		Hospitality Properties Trust	370,897
81,499		Host Marriott Corp	1,291,759
2,386	*	Howard Hughes Corp	144,258
7,861		HRPT Properties Trust	185,677
1,063		Jones Lang LaSalle, Inc	90,483
48,770		Kimco Realty Corp	928,093
13,882		Liberty Property Trust	471,433

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

10,077		Macerich Co	$535,391
10,354		Mack-Cali Realty Corp	344,478
20,872		Piedmont Office Realty Trust, Inc	428,920
7,695		Plum Creek Timber Co, Inc	294,103
826		Public Storage, Inc	98,814
15,209		Realty Income Corp	493,684
10,715		Regency Centers Corp	481,318
17,264		Senior Housing Properties Trust	413,300
6,237		Simon Property Group, Inc	751,621
9,710		SL Green Realty Corp	796,414
7,536	*	St. Joe Co	133,463
6,464		Taubman Centers, Inc	387,194
23,703		UDR, Inc	623,626
11,939		Ventas, Inc	646,258
19,458		Vornado Realty Trust	1,820,296
14,475		Weingarten Realty Investors	372,297
45,834		Weyerhaeuser Co	916,222

		TOTAL REAL ESTATE	29,006,587

RETAILING - 2.7%
2,708		Aaron’s, Inc	68,269
1,478		Abercrombie & Fitch Co (Class A)	108,071
23,326		American Eagle Outfitters, Inc	306,504
2,667	*	Autonation, Inc	100,306
37,927		Best Buy Co, Inc	1,046,785
5,924	*	Big Lots, Inc	206,333
22,392	*	Carmax, Inc	715,872
6,071		Chico’s FAS, Inc	91,611
3,907		Dillard’s, Inc (Class A)	219,808
9,704		Expedia, Inc	307,520
18,246		Foot Locker, Inc	396,486
17,052	*	GameStop Corp (Class A)	402,086
45,288		Gap, Inc	873,606
13,607		Genuine Parts Co	723,348
75,338		Home Depot, Inc	2,631,556
19,505		JC Penney Co, Inc	599,974
5,505		Kohl’s Corp	301,179
71,273	*	Liberty Media Holding Corp (Interactive A)	1,169,590
154,569		Lowe’s Cos, Inc	3,335,599
44,294		Macy’s, Inc	1,278,768
12,693		RadioShack Corp	176,687
100	*	Sally Beauty Holdings, Inc	1,720
4,636	*	Sears Holdings Corp	322,990
10,444	*	Signet Jewelers Ltd	447,421
85,405		Staples, Inc	1,371,604
77,519		Target Corp	3,991,452
6,021		Williams-Sonoma, Inc	222,897

		TOTAL RETAILING	21,418,042

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
146,545		Applied Materials, Inc	1,805,434
3,535	*	Atmel Corp	42,774

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

11,840	*	Cree, Inc	$389,062
14,318	*	Fairchild Semiconductor International, Inc	214,913
1,949	*	Freescale Semiconductor Holdings Ltd	31,827
629,117		Intel Corp	14,048,182
8,224	*	International Rectifier Corp	211,275
7,536		Intersil Corp (Class A)	90,809
4,562		Kla-Tencor Corp	181,659
50,732	*	LSI Logic Corp	373,388
60,864	*	Marvell Technology Group Ltd	902,004
9,242	*	MEMC Electronic Materials, Inc	68,576
101,949	*	Micron Technology, Inc	751,364
1,774		National Semiconductor Corp	43,853
10,645	*	Novellus Systems, Inc	330,421
27,465	*	PMC - Sierra, Inc	191,980
797	*	Silicon Laboratories, Inc	28,222
11,652	*	Sunpower Corp (Class A)	228,729
22,019	*	Teradyne, Inc	297,036
50,385		Texas Instruments, Inc	1,498,954

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	21,730,462

SOFTWARE & SERVICES - 1.8%
51,220		Activision Blizzard, Inc	606,445
2,026	*	Akamai Technologies, Inc	49,070
21,760	*	Amdocs Ltd	686,093
12,696	*	AOL, Inc	218,117
1,272	*	Booz Allen Hamilton Holding Co	23,138
626		Broadridge Financial Solutions, Inc	14,436
45,997		CA, Inc	1,025,733
18,315		Computer Sciences Corp	646,153
7,342	*	Compuware Corp	70,924
3,412		DST Systems, Inc	174,660
62,138	*	eBay, Inc	2,035,020
31,445		Fidelity National Information Services, Inc	943,979
11,619	*	First American Corp	183,348
3,426	*	Fiserv, Inc	206,793
3,385	*	Genpact Ltd	55,853
9,496	*	IAC/InterActiveCorp	393,039
14,323	*	Monster Worldwide, Inc	168,152
3,103		Paychex, Inc	87,598
23,182	*	SAIC, Inc	371,607
16,695	*	Synopsys, Inc	400,179
19,508		Total System Services, Inc	363,044
42,034		Visa, Inc (Class A)	3,595,587
154,648	*	Yahoo!, Inc	2,025,889

		TOTAL SOFTWARE & SERVICES	14,344,857

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
11,887	*	Arrow Electronics, Inc	413,073
18,525	*	Avnet, Inc	542,783
4,737		AVX Corp	65,939
54,934	*	Brocade Communications Systems, Inc	301,038
652,724		Cisco Systems, Inc	10,424,003

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

186,355		Corning, Inc	$2,964,908
51,866	*	Dell, Inc	842,304
7,465		Diebold, Inc	225,742
4,284	*	EchoStar Corp (Class A)	143,343
11,040		Harris Corp	440,165
256,858		Hewlett-Packard Co	9,031,126
19,813	*	Ingram Micro, Inc (Class A)	367,531
4,693	*	Itron, Inc	201,987
4,122		Jabil Circuit, Inc	75,474
9,160	*	Lexmark International, Inc (Class A)	307,501
16,517		Molex, Inc	387,819
31,316	*	Motorola Mobility Holdings, Inc	700,852
35,654	*	Motorola, Inc	1,600,508
3,990	*	NCR Corp	79,601
2,022	*	QLogic Corp	30,674
28,176	*	SanDisk Corp	1,198,325
5,411	*	Tech Data Corp	252,531
40,767		Tellabs, Inc	168,775
18,221	*	Vishay Intertechnology, Inc	250,903
27,437	*	Western Digital Corp	945,479
166,319		Xerox Corp	1,551,756

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	33,514,140

TELECOMMUNICATION SERVICES - 4.5%
702,709		AT&T, Inc	20,561,266
72,675		CenturyTel, Inc	2,696,969
2,048	*	Clearwire Corp (Class A)	4,444
118,182		Frontier Communications Corp	885,183
204,136	*	Level 3 Communications, Inc	445,016
2,556	*	NII Holdings, Inc (Class B)	108,247
355,414	*	Sprint Nextel Corp	1,503,401
10,527		Telephone & Data Systems, Inc	298,546
2,638	*	tw telecom inc (Class A)	52,101
1,831	*	US Cellular Corp	80,912
259,859		Verizon Communications, Inc	9,170,424
27,023		Windstream Corp	329,951

		TOTAL TELECOMMUNICATION SERVICES	36,136,460

TRANSPORTATION - 1.7%
4,899		Alexander & Baldwin, Inc	236,181
18,298	*	AMR Corp	77,584
5,666		Con-Way, Inc	207,489
847		Copa Holdings S.A. (Class A)	55,572
40,108	*	Delta Air Lines, Inc	316,452
35,319		FedEx Corp	3,068,514
3,294	*	Kansas City Southern Industries, Inc	195,499
1,870	*	Kirby Corp	109,058
41,936		Norfolk Southern Corp	3,174,555
6,108		Ryder System, Inc	344,003
78,180		Southwest Airlines Co	778,672
5,788	*	UAL Corp	104,879
48,807		Union Pacific Corp	5,001,741

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

1,210		UTI Worldwide, Inc	$19,566

		TOTAL TRANSPORTATION	13,689,765

UTILITIES - 6.9%
78,751	*	AES Corp	969,426
8,987		AGL Resources, Inc	366,670
12,890		Alliant Energy Corp	507,995
28,910		Ameren Corp	833,186
57,256		American Electric Power Co, Inc	2,110,456
20,609		American Water Works Co, Inc	577,052
14,855		Aqua America, Inc	314,183
10,827		Atmos Energy Corp	361,947
42,429	*	Calpine Corp	689,471
50,989		Centerpoint Energy, Inc	998,365
29,869		CMS Energy Corp	571,693
34,607		Consolidated Edison, Inc	1,820,328
22,156		Constellation Energy Group, Inc	860,317
68,416		Dominion Resources, Inc	3,314,756
13,518		DPL, Inc	408,920
19,992		DTE Energy Co	996,401
157,985		Duke Energy Corp	2,938,521
38,643		Edison International	1,471,139
21,028		Entergy Corp	1,404,670
78,599		Exelon Corp	3,463,858
49,720		FirstEnergy Corp	2,219,998
15,611		Great Plains Energy, Inc	314,874
10,925		Hawaiian Electric Industries, Inc	255,645
9,211		Integrys Energy Group, Inc	462,484
22,485		MDU Resources Group, Inc	484,777
8,462		National Fuel Gas Co	612,480
50,082		NextEra Energy, Inc	2,767,031
33,506		NiSource, Inc	674,476
21,179		Northeast Utilities	720,086
28,906	*	NRG Energy, Inc	708,775
12,007		NSTAR	532,270
28,706		NV Energy, Inc	425,997
11,740		OGE Energy Corp	587,470
11,875		Oneok, Inc	864,380
27,322		Pepco Holdings, Inc	510,375
47,289		PG&E Corp	1,959,183
12,665		Pinnacle West Capital Corp	536,363
68,576		PPL Corp	1,913,270
35,045		Progress Energy, Inc	1,638,003
60,044		Public Service Enterprise Group, Inc	1,966,441
21,486		Questar Corp	395,987
89,969	*	RRI Energy, Inc	349,979
13,413		SCANA Corp	525,655
28,397		Sempra Energy	1,439,444
100,783		Southern Co	3,984,960
25,872		TECO Energy, Inc	479,408
13,387		UGI Corp	405,626
9,189		Vectren Corp	242,681

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

13,036		Westar Energy, Inc	$336,459
28,025		Wisconsin Energy Corp	858,966
57,322		Xcel Energy, Inc	1,375,728

		TOTAL UTILITIES	55,528,625

		TOTAL COMMON STOCKS	799,002,000

		(Cost $837,971,603)

		TOTAL INVESTMENTS - 99.9%	799,002,000
		(Cost $837,971,603)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	1,096,535

		NET ASSETS - 100.0%	$800,098,535

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.0%
10,316	*	American Axle & Manufacturing Holdings, Inc	$118,325
3,504	*	Amerigon, Inc (Class A)	58,937
14,176		Autoliv, Inc	937,884
17,122	*	BorgWarner, Inc	1,363,254
9,747		Cooper Tire & Rubber Co	164,334
24,153	*	Dana Holding Corp	402,631
2,524	*	Dorman Products, Inc	90,183
2,768		Drew Industries, Inc	58,958
16,225	*	Exide Technologies	116,171
2,634	*	Federal Mogul Corp (Class A)	50,494
584,509	*	Ford Motor Co	7,136,855
2,590	*	Fuel Systems Solutions, Inc	55,012
119,037	*	General Motors Co	3,294,944
23,092		Gentex Corp	654,427
37,697	*	Goodyear Tire & Rubber Co	609,560
37,202		Harley-Davidson, Inc	1,614,195
107,223		Johnson Controls, Inc	3,961,891
16,450		Lear Corp	806,050
6,767	*	Modine Manufacturing Co	100,896
1,830	*	Motorcar Parts of America, Inc	23,625
5,413		Spartan Motors, Inc	24,900
3,082		Standard Motor Products, Inc	43,764
4,086	*	Stoneridge, Inc	50,993
4,783		Superior Industries International, Inc	96,808
9,447	*	Tenneco, Inc	377,313
7,757	*	Tesla Motors, Inc	218,515
6,857		Thor Industries, Inc	169,574
2,020	*	Tower International, Inc	34,784
15,649	*	TRW Automotive Holdings Corp	789,805
8,456	*	Visteon Corp	530,191
4,173	*	Winnebago Industries, Inc	35,011

		TOTAL AUTOMOBILES & COMPONENTS	23,990,284

BANKS - 3.0%
2,315		1st Source Corp	53,361
3,130	*	1st United Bancorp, Inc	18,561
4,749		Abington Bancorp, Inc	47,063
551		Alliance Financial Corp	17,748
2,640	*	Ameris Bancorp	26,717
726		Ames National Corp	12,625
2,009		Arrow Financial Corp	48,417
26,897		Associated Banc-Corp	367,144
13,440		Astoria Financial Corp	156,576
1,553		Bancfirst Corp	59,231

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,737		Banco Latinoamericano de Exportaciones S.A. (Class E)	$66,108
494		Bancorp Rhode Island, Inc	21,672
12,849		Bancorpsouth, Inc	173,975
6,487		Bank Mutual Corp	24,067
7,946		Bank of Hawaii Corp	356,060
891		Bank of Kentucky Financial Corp	21,277
655		Bank of Marin Bancorp	25,224
2,323		Bank of the Ozarks, Inc	120,680
2,457		BankFinancial Corp	20,025
5,153		BankUnited	128,361
2,518		Banner Corp	46,633
109,389		BB&T Corp	2,809,110
5,221	*	Beneficial Mutual Bancorp, Inc	40,880
2,307		Berkshire Hills Bancorp, Inc	50,569
1,024	*	BofI Holding, Inc	14,331
4,108		BOK Financial Corp	223,722
10,344		Boston Private Financial Holdings, Inc	71,684
1,513		Bridge Bancorp, Inc	31,531
1,451	*	Bridge Capital Holdings	16,280
8,703		Brookline Bancorp, Inc	74,411
1,682		Bryn Mawr Bank Corp	33,842
926		Camden National Corp	29,604
1,780	*	Cape Bancorp, Inc	16,750
1,241		Capital City Bank Group, Inc	12,795
48,510		CapitalSource, Inc	313,375
29,268		Capitol Federal Financial	334,826
4,527		Cardinal Financial Corp	48,575
12,117		Cathay General Bancorp	167,942
1,971		Center Bancorp, Inc	19,789
5,058	*	Center Financial	31,157
4,542		Centerstate Banks of Florida, Inc	29,659
2,336	*	Central Pacific Financial Corp	31,489
488		Century Bancorp, Inc	13,191
1,161		Charter Financial Corp	11,250
4,212		Chemical Financial Corp	79,902
31,520	*	CIT Group, Inc	1,252,605
1,474		Citizens & Northern Corp	24,262
2,433		City Holding Co	76,080
7,563		City National Corp	405,982
988		Clifton Savings Bancorp, Inc	10,028
1,130		CNB Financial Corp	15,605
5,107		CoBiz, Inc	31,408
5,841		Columbia Banking System, Inc	102,860
34,147		Comerica, Inc	1,093,730
12,183		Commerce Bancshares, Inc	498,407
5,536		Community Bank System, Inc	139,286
1,938		Community Trust Bancorp, Inc	52,559
8,348		Cullen/Frost Bankers, Inc	449,790
13,798		CVB Financial Corp	133,703
5,261		Dime Community Bancshares	73,917
19,525	*	Doral Financial Corp	34,169
2,332	*	Eagle Bancorp, Inc	31,459

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,916		East West Bancorp, Inc	$425,321
1,116	*	Encore Bancshares, Inc	13,381
920	*	Enterprise Bancorp, Inc	14,711
2,133		Enterprise Financial Services Corp	29,755
1,420		ESB Financial Corp	19,000
3,464		ESSA Bancorp, Inc	39,836
1,352		Federal Agricultural Mortgage Corp (Class C)	27,310
142,391		Fifth Third Bancorp	1,801,246
1,693		Financial Institutions, Inc	28,392
1,953		First Bancorp (NC)	19,237
1,005		First Bancorp, Inc	14,804
11,715		First Busey Corp	60,801
901		First Citizens Bancshares, Inc (Class A)	162,288
15,748		First Commonwealth Financial Corp	80,945
2,221		First Community Bancshares, Inc	27,962
1,559	*	First Defiance Financial Corp	22,855
8,482		First Financial Bancorp	135,797
6,727		First Financial Bankshares, Inc	216,811
1,508		First Financial Corp	49,900
2,372		First Financial Holdings, Inc	19,711
40,677		First Horizon National Corp	365,686
1,747		First Interstate Bancsystem, Inc	23,375
3,771		First Merchants Corp	33,750
11,137		First Midwest Bancorp, Inc	132,753
47,060		First Niagara Financial Group, Inc	576,485
1,920		First of Long Island Corp	51,014
1,261		First Pactrust Bancorp, Inc	18,663
11,373	*	First Republic Bank	322,083
16,815		FirstMerit Corp	245,667
30,372	*	Flagstar Bancorp, Inc	22,175
4,131		Flushing Financial Corp	50,894
19,537		FNB Corp	195,370
2,299		Fox Chase Bancorp, Inc	30,738
2,107	*	Franklin Financial Corp	25,389
30,262		Fulton Financial Corp	307,159
1,498		German American Bancorp, Inc	25,121
11,992		Glacier Bancorp, Inc	157,575
1,402		Great Southern Bancorp, Inc	25,601
1,566	*	Hampton Roads Bankshares, Inc	11,416
11,796		Hancock Holding Co	388,678
22,781	*	Hanmi Financial Corp	24,148
1,473		Heartland Financial USA, Inc	23,642
3,078	*	Heritage Commerce Corp	15,359
2,420		Heritage Financial Corp	31,533
4,046		Home Bancshares, Inc	95,364
2,273		Home Federal Bancorp, Inc	24,298
77,938		Hudson City Bancorp, Inc	642,989
1,832		Hudson Valley Holding Corp	39,351
135,904		Huntington Bancshares, Inc	821,540
4,402		IBERIABANK Corp	224,370
3,006		Independent Bank Corp	79,809
8,140		International Bancshares Corp	136,915

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,843	*	Investors Bancorp, Inc	$94,707
2,959		Kearny Financial Corp	27,726
150,927		Keycorp	1,213,453
2,932		Lakeland Bancorp, Inc	29,173
2,273		Lakeland Financial Corp	51,256
19,842		M&T Bank Corp	1,711,174
4,715		MainSource Financial Group, Inc	43,567
8,373		MB Financial, Inc	169,051
641		Merchants Bancshares, Inc	16,948
1,281	*	Meridian Interstate Bancorp, Inc	17,140
31,180	*	MGIC Investment Corp	124,096
602		Midsouth Bancorp, Inc	8,145
4,732	*	Nara Bancorp, Inc	37,998
945		National Bankshares, Inc	24,409
18,273		National Penn Bancshares, Inc	146,915
5,959		NBT Bancorp, Inc	131,336
67,789		New York Community Bancorp, Inc	917,184
3,079		Northfield Bancorp, Inc	42,182
18,131		Northwest Bancshares, Inc	222,830
1,978		OceanFirst Financial Corp	26,604
11,444	*	Ocwen Financial Corp	147,513
16,375		Old National Bancorp	167,025
1,600	*	OmniAmerican Bancorp, Inc	23,424
7,114		Oriental Financial Group, Inc	88,356
8,325		Oritani Financial Corp	107,726
1,120		Orrstown Financial Services, Inc	21,179
590	*	Pacific Capital Bancorp	17,688
2,647		Pacific Continental Corp	26,046
4,339		PacWest Bancorp	86,129
2,024		Park National Corp	124,759
4,529	*	Park Sterling Bank	21,241
502		Penns Woods Bancorp, Inc	17,836
1,923	*	Pennsylvania Commerce Bancorp, Inc	22,057
1,601		Peoples Bancorp, Inc	19,100
60,664		People’s United Financial, Inc	769,219
4,700	*	Pinnacle Financial Partners, Inc	71,675
37,642	*	PMI Group, Inc	37,642
82,807		PNC Financial Services Group, Inc	4,495,592
154,389	*	Popular, Inc	370,534
9,252		PrivateBancorp, Inc	109,081
7,437		Prosperity Bancshares, Inc	308,859
9,314		Provident Financial Services, Inc	129,092
7,032		Provident New York Bancorp	53,021
22,616		Radian Group, Inc	71,693
194,483		Regions Financial Corp	1,184,401
3,935		Renasant Corp	60,206
1,611		Republic Bancorp, Inc (Class A)	29,175
4,625		Rockville Financial, Inc	46,944
2,561		Roma Financial Corp	25,021
3,800		S&T Bancorp, Inc	72,276
2,198		S.Y. Bancorp, Inc	49,917
3,365		Sandy Spring Bancorp, Inc	60,133

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,859		SCBT Financial Corp	$54,432
11,249	*	Seacoast Banking Corp of Florida	17,773
1,188		Sierra Bancorp	13,686
7,133	*	Signature Bank	421,988
3,237		Simmons First National Corp (Class A)	78,206
2,022		Southside Bancshares, Inc	40,096
3,920	*	Southwest Bancorp, Inc	24,304
1,608		State Bancorp, Inc	20,904
4,935	*	State Bank & Trust Co	72,396
2,717		StellarOne Corp	33,799
3,792		Sterling Bancorp	35,834
4,165	*	Sterling Financial Corp	72,221
1,369		Suffolk Bancorp	16,592
5,891	*	Sun Bancorp, Inc	18,380
84,779		SunTrust Banks, Inc	2,076,238
19,776		Susquehanna Bancshares, Inc	148,913
7,138	*	SVB Financial Group	435,561
121,749		Synovus Financial Corp	222,801
1,388	*	Taylor Capital Group, Inc	11,021
25,026		TCF Financial Corp	318,331
2,926		Territorial Bancorp, Inc	61,095
5,785	*	Texas Capital Bancshares, Inc	158,104
13,975	*	TFS Financial Corp	131,924
4,383	*	The Bancorp, Inc	39,447
1,261		Tompkins Trustco, Inc	50,944
1,615		Tower Bancorp, Inc	42,781
3,266		TowneBank	42,654
1,517		Trico Bancshares	22,482
10,287		Trustco Bank Corp NY	47,526
9,986		Trustmark Corp	217,595
5,205		UMB Financial Corp	216,008
17,796		Umpqua Holdings Corp	202,163
4,373		Union Bankshares Corp	54,444
7,830		United Bankshares, Inc	186,824
4,733	*	United Community Banks, Inc	51,732
3,593		United Financial Bancorp, Inc	56,015
2,358		Univest Corp of Pennsylvania	35,063
304,367		US Bancorp	7,931,803
27,869		Valley National Bancorp	366,477
5,301		ViewPoint Financial Group	69,019
2,698	*	Virginia Commerce Bancorp	17,186
1,600	*	Walker & Dunlop, Inc	20,688
2,229		Washington Banking Co	28,910
17,221		Washington Federal, Inc	291,207
1,942		Washington Trust Bancorp, Inc	44,239
11,185		Webster Financial Corp	228,398
775,924		Wells Fargo & Co	21,679,316
3,315		WesBanco, Inc	68,123
1,895		West Bancorporation, Inc	18,893
2,650	*	West Coast Bancorp	43,142
4,617		Westamerica Bancorporation	216,676
10,831	*	Western Alliance Bancorp	76,142

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,835		Westfield Financial, Inc	$39,164
8,933	*	Wilshire Bancorp, Inc	29,479
5,252		Wintrust Financial Corp	179,513
1,071		WSFS Financial Corp	42,529
28,069		Zions Bancorporation	614,711

		TOTAL BANKS	70,769,358

CAPITAL GOODS - 8.3%
6,732	*	3D Systems Corp	144,132
112,146		3M Co	9,772,402
5,593		A.O. Smith Corp	231,942
12,147	*	A123 Systems, Inc	62,314
3,708		Aaon, Inc	84,097
5,576		AAR Corp	163,600
6,253	*	Accuride Corp	71,597
2,783		Aceto Corp	16,976
12,705	*	Active Power, Inc	21,471
11,457		Actuant Corp (Class A)	283,102
7,404		Acuity Brands, Inc	360,501
19,202	*	Aecom Technology Corp	475,057
3,085	*	Aerovironment, Inc	88,941
15,214	*	AGCO Corp	721,448
5,401	*	Air Lease Corp	131,946
8,929		Aircastle Ltd	102,237
699		Alamo Group, Inc	16,713
4,032		Albany International Corp (Class A)	107,130
5,356		Alliant Techsystems, Inc	349,372
3,779	*	Altra Holdings, Inc	84,045
2,530	*	Ameresco, Inc	34,054
1,410	*	American Railcar Industries, Inc	32,980
1,757		American Science & Engineering, Inc	142,545
9,709	*	American Superconductor Corp	71,070
1,400		American Woodmark Corp	23,268
1,304		Ameron International Corp	110,957
24,624		Ametek, Inc	1,046,520
1,129		Ampco-Pittsburgh Corp	29,410
4,356		Apogee Enterprises, Inc	49,876
6,231		Applied Industrial Technologies, Inc	198,894
954	*	Argan, Inc	9,893
3,903		Armstrong World Industries, Inc	154,169
15,095	*	ArvinMeritor, Inc	203,783
3,788	*	Astec Industries, Inc	142,126
1,755	*	Astronics Corp	55,967
1,818		AZZ, Inc	90,955
18,048	*	Babcock & Wilcox Co	450,839
2,656		Badger Meter, Inc	96,917
7,669		Barnes Group, Inc	186,740
15,473	*	BE Aerospace, Inc	615,825
7,263	*	Beacon Roofing Supply, Inc	155,283
7,302		Belden CDT, Inc	269,079
1,739	*	Berliner Communications, Inc	13,512
6,697	*	Blount International, Inc	111,371

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

116,608		Boeing Co	$8,217,366
7,394		Brady Corp (Class A)	218,862
7,221		Briggs & Stratton Corp	123,768
24,260	*	Broadwind Energy, Inc	32,023
10,284	*	Builders FirstSource, Inc	23,653
2,272	*	CAI International, Inc	39,874
60,193	*	Capstone Turbine Corp	87,280
9,270		Carlisle Cos, Inc	400,742
1,450		Cascade Corp	72,486
101,905		Caterpillar, Inc	10,067,196
3,843	*	Ceradyne, Inc	124,552
5,154	*	Chart Industries, Inc	273,471
15,190		Chicago Bridge & Iron Co NV	626,588
2,564		CIRCOR International, Inc	110,893
7,803		Clarcor, Inc	343,800
4,073	*	CNH Global NV	155,344
1,308	*	Coleman Cable, Inc	17,239
3,758	*	Colfax Corp	101,729
2,703	*	Columbus McKinnon Corp	44,464
5,378		Comfort Systems USA, Inc	56,146
4,482	*	Commercial Vehicle Group, Inc	47,509
25,812		Cooper Industries plc	1,350,226
7,086		Crane Co	328,224
2,081		Cubic Corp	101,012
31,159		Cummins, Inc	3,267,956
7,336		Curtiss-Wright Corp	234,459
85,775		Danaher Corp	4,212,410
65,755		Deere & Co	5,162,426
4,974	*	DigitalGlobe, Inc	129,921
11,805		Donaldson Co, Inc	653,761
2,851		Douglas Dynamics, Inc	43,307
28,898		Dover Corp	1,747,462
1,267		Ducommun, Inc	27,874
1,235	*	DXP Enterprises, Inc	33,580
5,653	*	Dycom Industries, Inc	96,327
1,779		Dynamic Materials Corp	37,715
53,056		Eaton Corp	2,544,035
11,618	*	EMCOR Group, Inc	324,375
118,803		Emerson Electric Co	5,832,038
3,680		Encore Wire Corp	80,997
14,927	*	Ener1, Inc	12,837
9,284	*	Energy Recovery, Inc	28,502
7,473	*	EnerSys	238,987
3,687	*	EnPro Industries, Inc	170,487
4,102		ESCO Technologies, Inc	142,257
2,708	*	Essex Rental Corp	14,948
5,039	*	Esterline Technologies Corp	384,828
45,744		Fastenal Co	1,539,286
8,728		Federal Signal Corp	50,448
9,555	*	Flow International Corp	32,583
8,901		Flowserve Corp	884,581
26,942		Fluor Corp	1,711,624

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,446	*	Force Protection, Inc	$93,438
3,447		Franklin Electric Co, Inc	150,462
1,928	*	Freightcar America, Inc	47,583
27,020	*	FuelCell Energy, Inc	35,937
6,127	*	Furmanite Corp	48,036
8,335		Gardner Denver, Inc	710,892
6,691		GATX Corp	263,826
11,146	*	GenCorp, Inc	63,086
3,809	*	Generac Holdings, Inc	70,657
8,065	*	General Cable Corp	320,745
52,470		General Dynamics Corp	3,575,306
1,671,822		General Electric Co	29,942,333
3,622	*	GeoEye, Inc	144,735
6,174	*	Gibraltar Industries, Inc	63,469
2,472	*	Global Power Equipment Group, Inc	64,198
19,289		Goodrich Corp	1,835,155
2,538		Gorman-Rupp Co	82,688
9,274		Graco, Inc	407,407
19,630	*	GrafTech International Ltd	378,074
1,415		Graham Corp	27,847
5,964		Granite Construction, Inc	139,438
8,220		Great Lakes Dredge & Dock Corp	48,909
4,615	*	Greenbrier Cos, Inc	92,854
7,311	*	Griffon Corp	69,089
3,805	*	H&E Equipment Services, Inc	45,660
12,806		Harsco Corp	351,012
6,432		Heico Corp	336,136
14,584	*	Hexcel Corp	349,141
124,264		Honeywell International, Inc	6,598,418
2,360		Houston Wire & Cable Co	37,548
9,292		Hubbell, Inc (Class B)	552,595
7,524	*	Huntington Ingalls	251,904
968	*	Hurco Cos, Inc	28,479
12,921		IDEX Corp	535,963
8,026	*	II-VI, Inc	200,891
70,079		Illinois Tool Works, Inc	3,489,934
51,688		Ingersoll-Rand plc	1,934,165
6,397	*	Insituform Technologies, Inc (Class A)	128,260
2,184		Insteel Industries, Inc	25,029
4,656	*	Interline Brands, Inc	77,895
28,962		ITT Industries, Inc	1,544,833
19,612	*	Jacobs Engineering Group, Inc	767,614
3,951		John Bean Technologies Corp	69,775
16,199		Joy Global, Inc	1,521,410
1,926	*	Kadant, Inc	50,673
4,068		Kaman Corp	144,902
5,034		Kaydon Corp	179,462
23,577		KBR, Inc	840,520
12,633		Kennametal, Inc	498,119
2,915	*	KEYW Holding Corp	32,531
4,991	*	Kratos Defense & Security Solutions, Inc	54,248
16,867		L-3 Communications Holdings, Inc	1,334,517

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

427		Lawson Products, Inc	$7,972
3,026	*	Layne Christensen Co	88,692
1,707		LB Foster Co (Class A)	59,318
8,825		Lennox International, Inc	326,349
12,788		Lincoln Electric Holdings, Inc	437,605
1,970		Lindsay Manufacturing Co	124,701
1,159	*	LMI Aerospace, Inc	26,645
45,260		Lockheed Martin Corp	3,427,540
2,512		LSI Industries, Inc	20,900
2,362	*	Lydall, Inc	28,533
20,325		Manitowoc Co, Inc	284,347
53,959		Masco Corp	569,267
10,339	*	Mastec, Inc	215,878
1,685		Met-Pro Corp	17,760
1,222	*	Michael Baker Corp	25,491
2,809	*	Middleby Corp	237,304
1,877		Miller Industries, Inc	30,745
7,000	*	Moog, Inc (Class A)	286,650
7,058		MSC Industrial Direct Co (Class A)	436,043
5,630		Mueller Industries, Inc	211,294
40,545		Mueller Water Products, Inc (Class A)	132,582
2,652	*	MYR Group, Inc	64,417
809		Nacco Industries, Inc (Class A)	73,522
703		National Presto Industries, Inc	71,523
11,652	*	Navistar International Corp	597,864
2,590	*	NCI Building Systems, Inc	29,241
2,514	*	NN, Inc	29,615
9,354		Nordson Corp	477,335
43,575		Northrop Grumman Corp	2,636,723
1,232	*	Northwest Pipe Co	37,022
9,245	*	Orbital Sciences Corp	160,123
4,264	*	Orion Marine Group, Inc	37,054
14,812	*	Oshkosh Truck Corp	367,634
19,533	*	Owens Corning, Inc	694,984
57,446		Paccar, Inc	2,459,263
17,955		Pall Corp	890,209
25,098		Parker Hannifin Corp	1,983,244
15,198		Pentair, Inc	559,438
6,820		Perini Corp	107,620
1,814	*	Pike Electric Corp	15,945
2,730	*	PMFG, Inc	51,242
5,910	*	Polypore International, Inc	401,880
1,254	*	Powell Industries, Inc	48,329
2,764	*	PowerSecure International, Inc	18,933
22,649		Precision Castparts Corp	3,655,096
352		Preformed Line Products Co	21,951
3,206		Primoris Services Corp	39,113
5,396		Quanex Building Products Corp	84,555
32,883	*	Quanta Services, Inc	608,993
2,783		Raven Industries, Inc	147,026
55,981		Raytheon Co	2,504,030
3,598	*	RBC Bearings, Inc	136,616

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,781		Regal-Beloit Corp	$350,502
6,464		Robbins & Myers, Inc	311,823
22,303		Rockwell Automation, Inc	1,600,463
23,796		Rockwell Collins, Inc	1,310,922
14,826		Roper Industries, Inc	1,210,246
10,442	*	RSC Holdings, Inc	124,677
4,701	*	Rush Enterprises, Inc (Class A)	93,973
32,704	*	SatCon Technology Corp	61,484
2,238	*	Sauer-Danfoss, Inc	106,305
48		Seaboard Corp	125,520
1,600		SeaCube Container Leasing Ltd	23,216
12,837	*	Shaw Group, Inc	332,222
6,448		Simpson Manufacturing Co, Inc	182,478
8,693		Snap-On, Inc	494,284
18,280	*	Spirit Aerosystems Holdings, Inc (Class A)	374,557
7,723		SPX Corp	581,079
2,397		Standex International Corp	77,159
26,103		Stanley Works	1,716,794
1,897	*	Sterling Construction Co, Inc	24,282
2,843		Sun Hydraulics Corp	81,040
3,115		TAL International Group, Inc	96,378
7,871	*	Taser International, Inc	32,350
3,029	*	Tecumseh Products Co (Class A)	30,956
5,640	*	Teledyne Technologies, Inc	305,857
2,972		Tennant Co	127,231
17,278	*	Terex Corp	383,744
1,748		Textainer Group Holdings Ltd	45,361
43,472		Textron, Inc	1,005,507
1,568	*	Thermon Group Holdings	21,952
8,009	*	Thomas & Betts Corp	390,679
13,770		Timken Co	601,336
7,427		Titan International, Inc	187,680
2,396	*	Titan Machinery, Inc	63,278
5,444		Toro Co	293,051
8,287		TransDigm Group, Inc	746,410
3,421		Tredegar Corp	65,204
2,412	*	Trex Co, Inc	50,845
3,986	*	Trimas Corp	95,544
12,417		Trinity Industries, Inc	369,902
6,008		Triumph Group, Inc	323,471
1,434		Twin Disc, Inc	54,492
74,188		Tyco International Ltd	3,285,787
9,384	*	United Rentals, Inc	215,926
144,466		United Technologies Corp	11,967,564
3,031		Universal Forest Products, Inc	89,324
13,032	*	URS Corp	532,097
10,194	*	USG Corp	116,008
9,491	*	Valence Technology, Inc	11,484
3,510		Valmont Industries, Inc	341,699
2,758		Vicor Corp	38,805
9,109		W.W. Grainger, Inc	1,351,502
11,511	*	Wabash National Corp	86,448

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,397	*	WABCO Holdings, Inc	$655,531
4,376		Watsco, Inc	258,972
4,424		Watts Water Technologies, Inc (Class A)	148,337
6,905	*	WESCO International, Inc	350,014
7,317		Westinghouse Air Brake Technologies Corp	472,093
9,483		Woodward Governor Co	327,164
1,643	*	Xerium Technologies, Inc	26,847

		TOTAL CAPITAL GOODS	191,603,324

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
7,829		ABM Industries, Inc	176,153
6,873	*	Acacia Research (Acacia Technologies)	294,989
8,113	*	ACCO Brands Corp	69,528
3,568		Administaff, Inc	104,257
2,431	*	Advisory Board Co	130,156
2,474		American Ecology Corp	41,786
5,308	*	American Reprographics Co	36,254
3,422	*	APAC Customer Services, Inc	28,779
1,554	*	AT Cross Co	22,953
16,514		Avery Dennison Corp	521,017
1,044		Barrett Business Services, Inc	15,576
7,230		Brink’s Co	215,743
3,487	*	Casella Waste Systems, Inc (Class A)	21,933
6,078	*	CBIZ, Inc	45,342
1,246		CDI Corp	16,148
7,593	*	Cenveo, Inc	43,963
20,687		Cintas Corp	673,362
7,992	*	Clean Harbors, Inc	421,578
1,380	*	Consolidated Graphics, Inc	71,194
13,239	*	Coolbrands International, Inc	59,840
10,043	*	Copart, Inc	436,368
5,323		Corporate Executive Board Co	216,380
16,621	*	Corrections Corp of America	356,687
3,888	*	CoStar Group, Inc	228,459
1,056		Courier Corp	10,148
19,040		Covanta Holding Corp	329,011
1,484	*	CRA International, Inc	39,890
7,246		Deluxe Corp	170,571
4,166	*	Dolan Media Co	33,036
8,174		Dun & Bradstreet Corp	593,024
16,459	*	EnergySolutions, Inc	83,283
3,616	*	EnerNOC, Inc	60,532
3,522		Ennis, Inc	61,776
19,936		Equifax, Inc	685,000
2,271	*	Exponent, Inc	94,951
1,588	*	Franklin Covey Co	17,786
6,802	*	FTI Consulting, Inc	246,845
2,934	*	Fuel Tech, Inc	18,660
2,807		G & K Services, Inc (Class A)	95,634
11,717	*	Geo Group, Inc	243,714
2,050	*	GP Strategies Corp	26,548
10,309		Healthcare Services Group	161,748

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,376		Heidrick & Struggles International, Inc	$63,202
666	*	Heritage-Crystal Clean, Inc	13,347
8,949		Herman Miller, Inc	205,916
4,769	*	Higher One Holdings, Inc	94,665
2,635	*	Hill International, Inc	14,150
6,441		HNI Corp	134,681
4,422	*	Hudson Highland Group, Inc	26,488
3,459	*	Huron Consulting Group, Inc	111,968
3,048	*	ICF International, Inc	71,201
8,108	*	IHS, Inc (Class A)	597,479
4,020	*	Innerworkings, Inc	29,467
7,501		Interface, Inc (Class A)	120,166
1,412		Intersections, Inc	27,421
27,876		Iron Mountain, Inc	881,718
5,179	*	KAR Auction Services, Inc	92,083
3,659	*	Kelly Services, Inc (Class A)	57,263
5,286	*	Kforce, Inc	72,841
7,420		Kimball International, Inc (Class B)	44,520
7,844		Knoll, Inc	143,153
7,281	*	Korn/Ferry International	156,833
1,528	*	M&F Worldwide Corp	38,292
12,775		Manpower, Inc	645,393
3,521		McGrath RentCorp	91,652
6,857	*	Metalico, Inc	37,576
4,242		Mine Safety Appliances Co	144,737
1,750	*	Mistras Group, Inc	29,855
6,390	*	Mobile Mini, Inc	134,893
2,313		Multi-Color Corp	62,289
7,981	*	Navigant Consulting, Inc	93,936
12,400	*	Nielsen Holdings NV	371,504
10,156	*	Odyssey Marine Exploration, Inc	29,960
5,639	*	On Assignment, Inc	57,518
30,768		Pitney Bowes, Inc	663,050
4,472		Quad	150,528
33,528		R.R. Donnelley & Sons Co	630,662
49,551		Republic Services, Inc	1,438,465
6,707		Resources Connection, Inc	87,325
22,564		Robert Half International, Inc	617,802
11,557		Rollins, Inc	220,623
1,496	*	RPX Corp	40,018
2,124		Schawk, Inc (Class A)	33,538
2,432	*	School Specialty, Inc	29,233
7,717	*	Spherion Corp	107,421
2,221	*	Standard Parking Corp	36,957
13,483		Steelcase, Inc (Class A)	133,886
13,526	*	Stericycle, Inc	1,110,755
6,413	*	SYKES Enterprises, Inc	123,771
2,665	*	Team, Inc	71,289
9,596	*	Tetra Tech, Inc	211,112
1,981	*	TMS International Corp	24,525
8,856		Towers Watson & Co	541,544
2,740	*	TRC Cos, Inc	15,289

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,988	*	TrueBlue, Inc	$89,880
2,195		Unifirst Corp	120,396
7,246		United Stationers, Inc	232,524
19,497	*	Verisk Analytics, Inc	649,249
3,326		Viad Corp	68,948
612		VSE Corp	12,883
18,781		Waste Connections, Inc	605,499
74,465		Waste Management, Inc	2,344,902
2,572	*	WCA Waste Corp	14,635

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	22,343,478

CONSUMER DURABLES & APPAREL - 1.5%
5,558		American Greetings Corp (Class A)	123,221
4,122	*	Arctic Cat, Inc	67,931
9,719	*	Ascena Retail Group, Inc	314,118
26,395	*	Beazer Homes USA, Inc	76,546
694		Blyth, Inc	43,902
14,158		Brunswick Corp	309,069
10,095		Callaway Golf Co	64,103
7,593	*	Carter’s, Inc	254,366
1,064	*	Cavco Industries, Inc	45,284
2,546		Cherokee, Inc	40,380
2,187	*	Clarus Corp	18,393
46,142		Coach, Inc	2,978,928
1,862		Columbia Sportswear Co	106,879
15,328	*	CROCS, Inc	480,226
1,272		CSS Industries, Inc	25,236
6,259	*	Deckers Outdoor Corp	621,206
792	*	Delta Apparel, Inc	15,579
45,263		DR Horton, Inc	537,724
45,118	*	Eastman Kodak Co	108,283
3,692		Ethan Allen Interiors, Inc	67,933
24,234		Fortune Brands, Inc	1,459,128
8,133	*	Fossil, Inc	1,022,074
10,025	*	Furniture Brands International, Inc	40,401
18,012		Garmin Ltd	587,732
2,758	*	G-III Apparel Group Ltd	85,139
16,067	*	Hanesbrands, Inc	490,204
10,454		Harman International Industries, Inc	434,886
18,801		Hasbro, Inc	743,768
4,112	*	Helen of Troy Ltd	132,612
24,146	*	Hovnanian Enterprises, Inc (Class A)	46,360
11,241	*	Iconix Brand Group, Inc	262,253
3,728	*	iRobot Corp	130,331
6,746	*	Jakks Pacific, Inc	117,718
14,371		Jarden Corp	445,357
618	*	Johnson Outdoors, Inc	11,019
13,499		Jones Apparel Group, Inc	174,677
12,905		KB Home	109,563
951	*	Kenneth Cole Productions, Inc (Class A)	12,135
3,617	*	K-Swiss, Inc (Class A)	38,557
7,941	*	La-Z-Boy, Inc	69,643

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,651	*	Leapfrog Enterprises, Inc	$25,939
22,264		Leggett & Platt, Inc	483,129
23,971		Lennar Corp (Class A)	424,047
2,263	*	Libbey, Inc	35,009
1,319		Lifetime Brands, Inc	14,509
14,622	*	Liz Claiborne, Inc	93,581
3,142	*	M/I Homes, Inc	35,505
3,627	*	Maidenform Brands, Inc	93,758
589	*	Marine Products Corp	3,210
53,740		Mattel, Inc	1,432,707
5,388		MDC Holdings, Inc	121,823
4,243	*	Meritage Homes Corp	92,710
9,121	*	Mohawk Industries, Inc	474,566
2,261		Movado Group, Inc	36,583
45,242		Newell Rubbermaid, Inc	702,156
56,442		Nike, Inc (Class B)	5,088,245
927	*	NVR, Inc	630,443
1,956		Oxford Industries, Inc	76,636
1,911	*	Perry Ellis International, Inc	44,660
9,265		Phillips-Van Heusen Corp	662,911
4,863		Polaris Industries, Inc	576,509
9,757		Polo Ralph Lauren Corp (Class A)	1,317,878
7,002		Pool Corp	187,304
51,643	*	Pulte Homes, Inc	354,787
19,084	*	Quiksilver, Inc	100,382
1,185		RG Barry Corp	13,473
6,200		Ryland Group, Inc	91,326
8,861	*	Sealy Corp	19,406
5,754	*	Skechers U.S.A., Inc (Class A)	95,804
709		Skyline Corp	9,593
7,308	*	Smith & Wesson Holding Corp	24,555
14,910	*	Standard-Pacific Corp	42,643
773	*	Steinway Musical Instruments, Inc	22,409
6,403	*	Steven Madden Ltd	243,954
2,608		Sturm Ruger & Co, Inc	71,251
1,489	*	Summer Infant, Inc	12,820
11,068	*	Tempur-Pedic International, Inc	797,007
6,175	*	Timberland Co (Class A)	264,228
24,070	*	Toll Brothers, Inc	480,437
3,607	*	True Religion Apparel, Inc	121,520
10,219		Tupperware Corp	638,585
5,631	*	Under Armour, Inc (Class A)	413,372
3,035	*	Unifi, Inc	38,939
2,402	*	Universal Electronics, Inc	56,231
3,564	*	Vera Bradley, Inc	129,266
13,446		VF Corp	1,570,493
6,681	*	Warnaco Group, Inc	356,097
1,327		Weyco Group, Inc	30,733
11,934		Whirlpool Corp	826,190
8,101		Wolverine World Wide, Inc	306,785
6,193	*	Zagg, Inc	95,063

		TOTAL CONSUMER DURABLES & APPAREL	32,594,031

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.3%
3,884	*	AFC Enterprises	$60,008
2,077		Ambassadors Group, Inc	17,696
2,642	*	American Public Education, Inc	120,396
5,026		Ameristar Casinos, Inc	111,577
19,440	*	Apollo Group, Inc (Class A)	988,136
2,073	*	Archipelago Learning, Inc	19,984
2,004	*	Ascent Media Corp (Series A)	96,412
8,580	*	Bally Technologies, Inc	338,309
2,075	*	Benihana, Inc	19,132
3,574	*	BJ’s Restaurants, Inc	165,726
4,398		Bob Evans Farms, Inc	151,907
7,756	*	Boyd Gaming Corp	67,787
3,016	*	Bravo Brio Restaurant Group, Inc	67,408
3,120	*	Bridgepoint Education, Inc	77,251
13,118		Brinker International, Inc	315,094
2,836	*	Buffalo Wild Wings, Inc	180,171
2,258	*	Cambium Learning Group, Inc	7,135
2,723	*	Capella Education Co	116,408
9,246	*	Career Education Corp	209,792
1,971	*	Caribou Coffee Co, Inc	26,037
67,028		Carnival Corp	2,232,032
1,372	*	Carrols Restaurant Group, Inc	13,487
3,633		CBRL Group, Inc	163,885
3,172		CEC Entertainment, Inc	122,756
9,085	*	Cheesecake Factory	261,921
4,807	*	Chipotle Mexican Grill, Inc (Class A)	1,560,256
4,984		Choice Hotels International, Inc	151,962
1,939		Churchill Downs, Inc	85,180
4,822	*	Coinstar, Inc	235,603
13,634	*	Corinthian Colleges, Inc	56,717
21,092		Darden Restaurants, Inc	1,071,474
16,901	*	Denny’s Corp	64,393
10,614		DeVry, Inc	659,554
2,624	*	DineEquity, Inc	136,710
9,582	*	Domino’s Pizza, Inc	257,468
7,089	*	Education Management Corp	158,156
640		Einstein Noah Restaurant Group, Inc	10,035
5,790	*	Gaylord Entertainment Co	169,879
4,394	*	Grand Canyon Education, Inc	67,624
50,453		H&R Block, Inc	754,777
9,887		Hillenbrand, Inc	216,426
7,058	*	Hyatt Hotels Corp	273,780
47,154		International Game Technology	876,593
4,521		International Speedway Corp (Class A)	126,452
5,414	*	Interval Leisure Group, Inc	69,570
2,570	*	Isle of Capri Casinos, Inc	21,794
4,638	*	ITT Educational Services, Inc	397,337
7,727	*	Jack in the Box, Inc	175,557
9,762	*	Jamba, Inc	19,719
4,087	*	K12, Inc	131,111

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,989	*	Krispy Kreme Doughnuts, Inc	$81,710
62,801	*	Las Vegas Sands Corp	2,962,951
6,762	*	Life Time Fitness, Inc	282,381
3,994		Lincoln Educational Services Corp	71,413
2,778	*	Luby’s, Inc	15,196
1,501		Mac-Gray Corp	22,065
2,839		Marcus Corp	27,482
42,955		Marriott International, Inc (Class A)	1,396,038
5,079		Matthews International Corp (Class A)	183,809
4,984	*	McCormick & Schmick’s Seafood Restaurants, Inc	44,059
163,845		McDonald’s Corp	14,169,315
57,919	*	MGM Mirage	875,156
1,611	*	Monarch Casino & Resort, Inc	18,607
5,278	*	Morgans Hotel Group Co	37,790
3,462	*	Multimedia Games, Inc	15,025
1,032		National American University Holdings, Inc	10,578
5,024	*	O’Charleys, Inc	30,596
15,568	*	Orient-Express Hotels Ltd (Class A)	153,968
4,501	*	Panera Bread Co (Class A)	519,010
3,238	*	Papa John’s International, Inc	101,058
1,900	*	Peet’s Coffee & Tea, Inc	110,960
10,666	*	Penn National Gaming, Inc	447,225
3,275		PF Chang’s China Bistro, Inc	107,846
9,491	*	Pinnacle Entertainment, Inc	136,955
2,712	*	Red Lion Hotels Corp	20,476
1,938	*	Red Robin Gourmet Burgers, Inc	66,706
8,413		Regis Corp	124,933
21,275	*	Royal Caribbean Cruises Ltd	651,441
9,952	*	Ruby Tuesday, Inc	90,464
6,345	*	Ruth’s Chris Steak House, Inc	36,484
10,159	*	Scientific Games Corp (Class A)	92,853
37,150		Service Corp International	388,961
7,381	*	Shuffle Master, Inc	68,791
6,636		Six Flags Entertainment Corp	233,654
8,608	*	Sonic Corp	92,106
10,258		Sotheby’s (Class A)	434,426
2,017		Speedway Motorsports, Inc	27,431
118,286		Starbucks Corp	4,742,085
30,127		Starwood Hotels & Resorts Worldwide, Inc	1,655,780
202	*	Steak N Shake Co	74,370
2,036	*	Steiner Leisure Ltd	98,990
11,557		Stewart Enterprises, Inc (Class A)	80,321
2,082		Strayer Education, Inc	253,275
9,786		Texas Roadhouse, Inc (Class A)	161,665
3,254	*	Town Sports International Holdings, Inc	29,742
2,873		Universal Technical Institute, Inc	49,703
5,451		Vail Resorts, Inc	249,383
4,466		Weight Watchers International, Inc	344,731
46,398		Wendy’s	244,517
8,846	*	WMS Industries, Inc	243,884
26,896		Wyndham Worldwide Corp	930,333
12,245		Wynn Resorts Ltd	1,881,812

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

73,610		Yum! Brands, Inc	$3,888,080

		TOTAL CONSUMER SERVICES	52,777,164

DIVERSIFIED FINANCIALS - 7.1%
8,423		Advance America Cash Advance Centers, Inc	59,382
8,040	*	Affiliated Managers Group, Inc	838,813
54,600	*	American Capital Ltd	527,982
166,045		American Express Co	8,308,892
38,102		Ameriprise Financial, Inc	2,061,318
30,312		Apollo Investment Corp	290,389
31,670		Ares Capital Corp	511,154
4,826		Artio Global Investors, Inc	53,086
1,599,387		Bank of America Corp	15,530,048
195,372		Bank of New York Mellon Corp	4,905,791
11,792		BGC Partners, Inc (Class A)	96,576
11,215		BlackRock Kelso Capital Corp	96,785
14,488		BlackRock, Inc	2,585,528
22,141	*	Broadpoint Securities Group, Inc	37,861
3,296		Calamos Asset Management, Inc (Class A)	44,892
72,084		Capital One Financial Corp	3,445,615
409		Capital Southwest Corp	38,409
4,707		Cash America International, Inc	263,404
8,159		CBOE Holdings, Inc	187,983
157,936		Charles Schwab Corp	2,357,984
458,545		Citigroup, Inc	17,580,615
10,538		CME Group, Inc	3,047,484
2,438		Cohen & Steers, Inc	96,374
6,183		Compass Diversified Trust	92,560
17,302	*	Cowen Group, Inc	68,343
1,125	*	Credit Acceptance Corp	89,224
1,981	*	Deerfield Capital Corp	12,619
388		Diamond Hill Investment Group, Inc	30,136
85,807		Discover Financial Services	2,197,517
6,733	*	Dollar Financial Corp	145,500
4,742		Duff & Phelps Corp	54,011
40,270	*	E*Trade Financial Corp	639,488
18,330		Eaton Vance Corp	491,611
2,461	*	Encore Capital Group, Inc	67,308
1,720		Epoch Holding Corp	33,368
3,016		Evercore Partners, Inc (Class A)	85,745
7,254	*	Ezcorp, Inc (Class A)	241,413
7,188	*	FBR Capital Markets Corp	20,917
13,776		Federated Investors, Inc (Class B)	294,393
10,363		Fifth Street Finance Corp	109,019
5,888	*	Financial Engines, Inc	139,899
4,848	*	First Cash Financial Services, Inc	209,773
11,052	*	First Marblehead Corp	18,236
22,767		Franklin Resources, Inc	2,890,498
941		Friedman Billings Ramsey Group, Inc (Class A)	26,423
3,400		FXCM, Inc	34,340
974		GAMCO Investors, Inc (Class A)	47,112
9,708		GFI Group, Inc	44,074

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,552		Gladstone Capital Corp	$22,968
2,486		Gladstone Investment Corp	17,452
81,846		Goldman Sachs Group, Inc	11,046,756
1,077		Golub Capital BDC, Inc	16,855
3,430	*	Green Dot Corp	111,235
4,563		Greenhill & Co, Inc	200,955
4,791	*	Harris & Harris Group, Inc	24,434
6,810		Hercules Technology Growth Capital, Inc	64,014
4,553	*	HFF, Inc (Class A)	68,750
2,600	*	Imperial Holdings, Inc	25,142
5,588		Interactive Brokers Group, Inc (Class A)	84,602
11,428	*	IntercontinentalExchange, Inc	1,409,072
2,126	*	International Assets Holding Corp	48,855
5,158	*	Internet Capital Group, Inc	56,996
71,349		Invesco Ltd	1,582,521
6,512	*	Investment Technology Group, Inc	79,251
265,342		iShares Russell 3000 Index Fund	20,423,375
28,255		Janus Capital Group, Inc	238,472
20,912		Jefferies Group, Inc	395,446
1,865		JMP Group, Inc	13,689
626,638		JPMorgan Chase & Co	25,347,507
5,539		KBW, Inc	94,717
17,372	*	Knight Capital Group, Inc (Class A)	196,477
3,090		Kohlberg Capital Corp	22,032
29,673	*	Ladenburg Thalmann Financial Services, Inc	40,652
17,117		Lazard Ltd (Class A)	575,131
24,049		Legg Mason, Inc	707,522
30,744		Leucadia National Corp	1,035,150
5,288	*	LPL Investment Holdings, Inc	174,768
3,110		Main Street Capital Corp	54,301
4,368		MarketAxess Holdings, Inc	114,136
1,195	*	Marlin Business Services Corp	14,914
11,852		MCG Capital Corp	66,016
1,650		Medallion Financial Corp	15,312
1,700		Medley Capital Corp	17,510
25,408	*	MF Global Holdings Ltd	187,257
30,821		Moody’s Corp	1,097,536
243,378		Morgan Stanley	5,415,161
18,550	*	MSCI, Inc (Class A)	658,340
5,212		MVC Capital, Inc	65,202
19,139	*	Nasdaq Stock Market, Inc	460,676
3,846		Nelnet, Inc (Class A)	77,535
4,400	*	Netspend Holdings, Inc	34,716
1,083	*	New Mountain Finance Corp	13,223
4,005	*	NewStar Financial, Inc	42,613
2,537		NGP Capital Resources Co	19,966
1,494	*	Nicholas Financial, Inc	18,242
34,423		Northern Trust Corp	1,545,765
41,356		NYSE Euronext	1,383,772
1,322		Oppenheimer Holdings, Inc	34,213
6,539		optionsXpress Holdings, Inc	98,739
7,074		PennantPark Investment Corp	75,126

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,425	*	PHH Corp	$158,053
3,323	*	Pico Holdings, Inc	90,751
2,547	*	Piper Jaffray Cos	75,086
2,631	*	Portfolio Recovery Associates, Inc	212,927
3,955	*	Primus Guaranty Ltd	24,956
15,892		Prospect Capital Corp	147,796
2,515		Pzena Investment Management, Inc (Class A)	14,939
15,733		Raymond James Financial, Inc	499,680
3,932	*	Safeguard Scientifics, Inc	71,602
3,006		Sanders Morris Harris Group, Inc	22,936
22,489		SEI Investments Co	444,832
81,491		SLM Corp	1,270,445
5,675		Solar Capital Ltd	130,752
1,200		Solar Senior Capital Ltd	21,456
84,000		SPDR Trust Series 1	10,840,200
79,639		State Street Corp	3,302,629
8,324	*	Stifel Financial Corp	315,979
4,254		SWS Group, Inc	23,184
40,833		T Rowe Price Group, Inc	2,319,314
33,791		TD Ameritrade Holding Corp	620,403
1,217		THL Credit, Inc	15,261
4,942		TICC Capital Corp	44,379
2,827		Triangle Capital Corp	48,596
1,018	*	Virtus Investment Partners, Inc	79,974
13,649		Waddell & Reed Financial, Inc (Class A)	500,918
976		Westwood Holdings Group, Inc	36,776
2,324	*	World Acceptance Corp	148,085

		TOTAL DIVERSIFIED FINANCIALS	168,166,868

ENERGY - 11.9%
17,588	*	Abraxas Petroleum Corp	80,729
1,357		Alon USA Energy, Inc	16,501
35,864	*	Alpha Natural Resources, Inc	1,531,751
2,705	*	Amyris Biotechnologies, Inc	62,621
78,137		Anadarko Petroleum Corp	6,450,991
59,643		Apache Corp	7,379,031
1,431		APCO Argentina, Inc	126,128
3,884	*	Approach Resources, Inc	100,829
32,918		Arch Coal, Inc	842,701
8,690	*	ATP Oil & Gas Corp	125,918
8,788	*	Atwood Oceanics, Inc	410,400
67,135		Baker Hughes, Inc	5,194,906
4,797	*	Basic Energy Services, Inc	155,375
8,226		Berry Petroleum Co (Class A)	471,761
8,144	*	Bill Barrett Corp	405,245
25,865	*	BPZ Energy, Inc	93,631
18,516	*	Brigham Exploration Co	588,809
6,424		Bristow Group, Inc	311,436
16,115		Cabot Oil & Gas Corp	1,193,799
17,279	*	Cal Dive International, Inc	96,417
8,240	*	Callon Petroleum Co	57,433
38,097	*	Cameron International Corp	2,131,146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,968		CARBO Ceramics, Inc	$463,216
6,965	*	Carrizo Oil & Gas, Inc	267,456
11,014	*	Cheniere Energy, Inc	113,444
102,152		Chesapeake Energy Corp	3,508,921
316,862		Chevron Corp	32,959,984
13,023		Cimarex Energy Co	1,147,587
1,478	*	Clayton Williams Energy, Inc	98,021
7,634	*	Clean Energy Fuels Corp	122,220
9,385	*	Cloud Peak Energy, Inc	209,286
17,055	*	Cobalt International Energy, Inc	210,118
13,649	*	Complete Production Services, Inc	530,673
8,330	*	Comstock Resources, Inc	265,727
15,791	*	Concho Resources, Inc	1,477,722
222,151		ConocoPhillips	15,992,649
34,989		Consol Energy, Inc	1,875,410
2,714	*	Contango Oil & Gas Co	171,199
6,287	*	Continental Resources, Inc	431,225
6,954		Core Laboratories NV	755,761
3,146	*	Crimson Exploration, Inc	9,910
8,684		Crosstex Energy, Inc	126,786
13,589	*	CVR Energy, Inc	364,865
1,349	*	Dawson Geophysical Co	53,542
2,118		Delek US Holdings, Inc	35,201
62,610	*	Denbury Resources, Inc	1,209,625
65,837	*	Devon Energy Corp	5,181,372
10,137		DHT Maritime, Inc	36,493
10,616		Diamond Offshore Drilling, Inc	720,083
12,343	*	Dresser-Rand Group, Inc	659,363
5,674	*	Dril-Quip, Inc	400,074
120,841		El Paso Corp	2,483,283
6,299	*	Endeavour International Corp	78,989
11,336		Energen Corp	666,670
4,260	*	Energy Partners Ltd	72,463
12,790	*	Energy XXI Bermuda Ltd	419,640
41,483		EOG Resources, Inc	4,231,266
20,733		Equitable Resources, Inc	1,316,131
2,142	*	Evolution Petroleum Corp	15,722
22,084		EXCO Resources, Inc	351,356
10,247	*	Exterran Holdings, Inc	189,365
775,963		Exxon Mobil Corp	61,914,087
37,238	*	FMC Technologies, Inc	1,698,053
16,902	*	Forest Oil Corp	439,452
7,907		Frontline Ltd	90,931
13,849	*	FX Energy, Inc	132,396
6,422	*	Gastar Exploration Ltd	30,505
11,607		General Maritime Corp	12,652
1,599	*	Geokinetics, Inc	9,994
2,908	*	Georesources, Inc	74,212
846	*	Gevo, Inc	13,984
3,452	*	Global Geophysical Services, Inc	58,891
22,998	*	Global Industries Ltd	117,980
19,829	*	GMX Resources, Inc	96,171

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,163		Golar LNG Ltd	$234,995
5,390	*	Goodrich Petroleum Corp	106,884
4,070	*	Green Plains Renewable Energy, Inc	44,567
2,239		Gulf Island Fabrication, Inc	77,469
4,560	*	Gulfmark Offshore, Inc	222,254
7,446	*	Gulfport Energy Corp	271,481
143,991		Halliburton Co	7,880,627
7,942	*	Harvest Natural Resources, Inc	108,805
19,400	*	Helix Energy Solutions Group, Inc	379,852
14,457		Helmerich & Payne, Inc	998,256
26,732	*	Hercules Offshore, Inc	125,640
46,653		Hess Corp	3,198,530
15,274		Holly Corp	1,151,507
3,437	*	Hornbeck Offshore Services, Inc	95,686
2,659		Houston American Energy Corp	43,767
21,289	*	Hyperdynamics Corp	112,832
20,422	*	ION Geophysical Corp	207,079
139	*	Isramco, Inc	8,507
5,971	*	James River Coal Co	113,210
19,329	*	Key Energy Services, Inc	376,722
26,378		Kinder Morgan, Inc	744,651
3,401		Knightsbridge Tankers Ltd	70,027
36,005	*	Kodiak Oil & Gas Corp	244,474
5,161	*	Kosmos Energy LLC	78,396
10,766	*	L&L Energy, Inc	53,399
4,758		Lufkin Industries, Inc	387,682
21,566	*	Magnum Hunter Resources Corp	154,844
109,960		Marathon Oil Corp	3,405,461
56,030	*	Marathon Petroleum Corp	2,453,554
3,319	*	Matrix Service Co	46,267
35,838	*	McDermott International, Inc	722,852
16,571	*	McMoRan Exploration Co	279,056
6,804	*	Miller Petroleum, Inc	30,006
1,551	*	Mitcham Industries, Inc	28,166
30,361		Murphy Oil Corp	1,949,783
44,938	*	Nabors Industries Ltd	1,186,813
65,718		National Oilwell Varco, Inc	5,294,899
1,429	*	Natural Gas Services Group, Inc	22,735
20,575	*	Newfield Exploration Co	1,387,167
17,493	*	Newpark Resources, Inc	162,510
27,276		Noble Energy, Inc	2,718,872
7,478		Nordic American Tanker Shipping	153,149
11,634	*	Northern Oil And Gas, Inc	257,577
9,919	*	Oasis Petroleum, Inc	293,007
127,836		Occidental Petroleum Corp	12,550,937
16,770	*	Oceaneering International, Inc	724,464
8,164	*	Oil States International, Inc	658,835
4,134		Overseas Shipholding Group, Inc	100,622
667	*	OYO Geospace Corp	67,654
21,476	*	Pacific Asia Petroleum, Inc	25,127
879		Panhandle Oil and Gas, Inc (Class A)	28,814
26,814	*	Parker Drilling Co	170,001

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,724	*	Patriot Coal Corp	$297,341
24,717		Patterson-UTI Energy, Inc	804,044
42,044		Peabody Energy Corp	2,416,269
7,617		Penn Virginia Corp	99,935
46,964	*	PetroHawk Energy Corp	1,793,555
3,850	*	Petroleum Development Corp	139,832
14,228	*	Petroquest Energy, Inc	115,674
2,254	*	PHI, Inc	48,529
11,957	*	Pioneer Drilling Co	194,540
17,728		Pioneer Natural Resources Co	1,648,527
22,341	*	Plains Exploration & Production Co	871,522
27,323		Questar Market Resources, Inc	1,197,567
18,326	*	Quicksilver Resources, Inc	259,313
25,202		Range Resources Corp	1,642,162
37,337	*	Rentech, Inc	35,104
7,704	*	Resolute Energy Corp	125,498
8,958	*	Rex Energy Corp	99,165
995	*	Rex Stores Corp	17,144
911	*	RigNet, Inc	15,751
8,910	*	Rosetta Resources, Inc	461,271
20,031	*	Rowan Cos, Inc	784,614
8,199		RPC, Inc	193,660
66,417	*	SandRidge Energy, Inc	765,124
212,878		Schlumberger Ltd	19,237,785
3,912	*	Scorpio Tankers, Inc	28,910
3,733		SEACOR Holdings, Inc	374,644
6,430	*	SemGroup Corp	149,690
6,243		Ship Finance International Ltd	99,264
1,683	*	Solazyme, Inc	38,457
18,731		Southern Union Co	805,433
53,762	*	Southwestern Energy Co	2,395,635
100,441		Spectra Energy Corp	2,713,916
9,543		St. Mary Land & Exploration Co	719,065
7,805	*	Stone Energy Corp	253,350
18,711		Sunoco, Inc	760,602
11,915	*	Superior Energy Services	494,353
7,449	*	Swift Energy Co	283,807
10,677	*	Syntroleum Corp	14,307
2,500		Targa Resources Investments, Inc	84,400
5,764		Teekay Corp	159,951
6,495		Teekay Tankers Ltd (Class A)	53,194
6,025	*	Tesco Corp	128,092
22,165	*	Tesoro Corp	538,388
14,972	*	Tetra Technologies, Inc	192,690
8,017		Tidewater, Inc	435,644
6,488	*	Triangle Petroleum Corp	48,400
23,640	*	Ultra Petroleum Corp	1,106,825
2,612	*	Union Drilling, Inc	29,124
6,429	*	Unit Corp	385,804
26,574	*	Uranerz Energy Corp	79,988
16,061	*	Uranium Energy Corp	53,965
14,986	*	Uranium Resources, Inc	21,730

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,271	*	Ur-Energy, Inc	$27,173
29,055	*	USEC, Inc	99,078
8,878	*	Vaalco Energy, Inc	59,127
89,652		Valero Energy Corp	2,252,058
29,770	*	Vantage Drilling Co	48,525
7,067	*	Venoco, Inc	89,822
9,265	*	VOYAGER OIL & GAS	29,463
7,280		W&T Offshore, Inc	197,288
13,013	*	Warren Resources, Inc	52,963
8,374	*	Western Refining, Inc	171,081
1,559	*	Westmoreland Coal Co	23,962
17,940	*	Whiting Petroleum Corp	1,051,284
8,255	*	Willbros Group, Inc	75,946
90,867		Williams Cos, Inc	2,880,484
11,070		World Fuel Services Corp	416,564
3,822	*	Zion Oil & Gas, Inc	13,530

		TOTAL ENERGY	277,152,057

FOOD & STAPLES RETAILING - 1.8%
2,506		Andersons, Inc	103,022
159		Arden Group, Inc (Class A)	14,113
8,741	*	BJ’s Wholesale Club, Inc	440,109
5,884		Casey’s General Stores, Inc	264,780
68,865		Costco Wholesale Corp	5,388,686
214,184		CVS Corp	7,785,588
4,367	*	Fresh Market, Inc	155,160
1,511		Ingles Markets, Inc (Class A)	23,269
95,882		Kroger Co	2,384,585
1,907		Nash Finch Co	68,271
3,132	*	Pantry, Inc	55,812
3,053		Pricesmart, Inc	178,662
113,946	*	Rite Aid Corp	148,130
8,166		Ruddick Corp	342,155
56,383		Safeway, Inc	1,137,245
3,602		Spartan Stores, Inc	63,611
31,938		Supervalu, Inc	274,667
974	*	Susser Holdings Corp	15,886
91,785		Sysco Corp	2,807,703
8,281	*	United Natural Foods, Inc	345,732
842		Village Super Market (Class A)	22,633
144,671		Walgreen Co	5,647,956
278,967		Wal-Mart Stores, Inc	14,704,351
1,713		Weis Markets, Inc	68,845
24,018		Whole Foods Market, Inc	1,602,001
8,370	*	Winn-Dixie Stores, Inc	75,163

		TOTAL FOOD & STAPLES RETAILING	44,118,135

FOOD, BEVERAGE & TOBACCO - 5.1%
445		Alico, Inc	10,862
11,613	*	Alliance One International, Inc	38,207
330,619		Altria Group, Inc	8,695,280
100,212		Archer Daniels Midland Co	3,044,441

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,820		B&G Foods, Inc (Class A)	$128,148
1,269	*	Boston Beer Co, Inc (Class A)	114,400
16,359		Brown-Forman Corp (Class B)	1,203,368
23,302		Bunge Ltd	1,603,411
1,831		Calavo Growers, Inc	37,847
2,205		Cal-Maine Foods, Inc	74,551
28,605		Campbell Soup Co	945,395
10,613	*	Central European Distribution Corp	102,734
9,752	*	Chiquita Brands International, Inc	115,464
572		Coca-Cola Bottling Co Consolidated	36,905
311,643		Coca-Cola Co	21,194,841
50,246		Coca-Cola Enterprises, Inc	1,412,415
63,451		ConAgra Foods, Inc	1,624,980
29,235	*	Constellation Brands, Inc (Class A)	596,102
12,205		Corn Products International, Inc	621,112
1,544	*	Craft Brewers Alliance, Inc	12,028
18,074	*	Darling International, Inc	305,089
28,364	*	Dean Foods Co	312,571
3,402		Diamond Foods, Inc	243,549
5,085	*	Dole Food Co, Inc	72,156
34,216		Dr Pepper Snapple Group, Inc	1,291,996
797		Farmer Bros Co	6,241
19,003		Flowers Foods, Inc	416,546
5,623		Fresh Del Monte Produce, Inc	137,820
100,241		General Mills, Inc	3,744,001
19,547	*	Green Mountain Coffee Roasters, Inc	2,031,911
406		Griffin Land & Nurseries, Inc (Class A)	11,331
50,639		H.J. Heinz Co	2,665,637
5,498	*	Hain Celestial Group, Inc	177,750
10,863	*	Hansen Natural Corp	832,323
1,197	*	Harbinger Group, Inc	6,356
11,626	*	Heckmann Corp	70,105
24,186		Hershey Co	1,365,058
22,585		Hormel Foods Corp	654,287
1,936		Imperial Sugar Co	44,683
2,225		J&J Snack Foods Corp	115,010
18,440		J.M. Smucker Co	1,436,845
38,747		Kellogg Co	2,161,308
259,645		Kraft Foods, Inc (Class A)	8,926,594
2,876		Lancaster Colony Corp	172,934
7,973		Lance, Inc	162,729
1,183		Limoneira Co	24,524
22,759		Lorillard, Inc	2,417,461
21,285		McCormick & Co, Inc	1,035,515
32,161		Mead Johnson Nutrition Co	2,295,331
1,659		Mgp Ingredients, Inc	13,056
20,939		Molson Coors Brewing Co (Class B)	943,302
2,418		National Beverage Corp	35,738
3,044	*	Omega Protein Corp	36,893
248,273		PepsiCo, Inc	15,899,403
279,633		Philip Morris International, Inc	19,901,480
6,880	*	Pilgrim’s Pride Corp	33,024

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,400	*	Primo Water	$20,160
9,074	*	Ralcorp Holdings, Inc	784,901
51,800		Reynolds American, Inc	1,823,360
3,444		Sanderson Farms, Inc	159,182
90,353		Sara Lee Corp	1,726,646
1,580	*	Seneca Foods Corp	40,922
8,675	*	Smart Balance, Inc	41,120
25,755	*	Smithfield Foods, Inc	567,125
16,938	*	Star Scientific, Inc	68,768
2,764	*	Synutra International, Inc	22,112
3,655		Tootsie Roll Industries, Inc	102,523
6,155	*	TreeHouse Foods, Inc	317,844
47,482		Tyson Foods, Inc (Class A)	833,784
3,558		Universal Corp	130,650
7,369		Vector Group Ltd	129,031

		TOTAL FOOD, BEVERAGE & TOBACCO	118,381,176

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
3,354	*	Abaxis, Inc	79,557
5,238	*	Abiomed, Inc	86,479
6,047	*	Accretive Health, Inc	181,652
10,554	*	Accuray, Inc	72,823
59,608		Aetna, Inc	2,473,136
1,742	*	Air Methods Corp	122,114
8,801	*	Align Technology, Inc	193,534
894	*	Alimera Sciences, Inc	7,653
3,355	*	Alliance Imaging, Inc	12,112
29,415	*	Allscripts Healthcare Solutions, Inc	533,882
1,314	*	Almost Family, Inc	33,205
13,199	*	Alphatec Holdings, Inc	38,541
4,589	*	Amedisys, Inc	118,672
1,755	*	American Dental Partners, Inc	20,393
7,337	*	Amerigroup Corp	403,535
43,493		AmerisourceBergen Corp	1,666,217
6,171	*	AMN Healthcare Services, Inc	49,738
4,950	*	Amsurg Corp	125,879
2,378		Analogic Corp	127,913
3,787	*	Angiodynamics, Inc	52,374
9,912	*	Antares Pharma, Inc	22,996
4,215	*	Arthrocare Corp	139,306
2,572		Assisted Living Concepts, Inc (A Shares)	40,303
5,375	*	athenahealth, Inc	315,996
2,190	*	AtriCure, Inc	26,652
235		Atrion Corp	46,789
13,562		Bard (C.R.), Inc	1,338,298
90,096		Baxter International, Inc	5,240,884
34,989		Becton Dickinson & Co	2,925,430
4,335	*	Biolase Technology, Inc	14,912
4,560	*	Bio-Reference Labs, Inc	90,926
5,643	*	BioScrip, Inc	40,517
237,498	*	Boston Scientific Corp	1,700,486
14,813	*	Brookdale Senior Living, Inc	316,850

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,772		Cantel Medical Corp	$44,176
4,168	*	Capital Senior Living Corp	36,637
55,130		Cardinal Health, Inc	2,412,489
3,469	*	CardioNet, Inc	17,484
1,985	*	Cardiovascular Systems, Inc	29,676
34,531	*	CareFusion Corp	911,273
7,276	*	Catalyst Health Solutions, Inc	476,796
4,850	*	CBaySystems Holdings Ltd	64,942
7,699	*	Centene Corp	252,604
22,578	*	Cerner Corp	1,501,211
5,273	*	Cerus Corp	14,606
3,750		Chemed Corp	228,038
1,783	*	Chindex International, Inc	20,380
42,586		Cigna Corp	2,119,505
14,904	*	Community Health Systems, Inc	385,119
1,870		Computer Programs & Systems, Inc	137,258
4,075	*	Conceptus, Inc	46,414
4,127	*	Conmed Corp	107,302
3,983	*	Continucare Corp	25,173
7,025		Cooper Cos, Inc	537,342
1,044	*	Corvel Corp	48,181
22,807	*	Coventry Health Care, Inc	729,824
78,312		Covidien plc	3,977,466
4,302	*	Cross Country Healthcare, Inc	29,727
4,851	*	CryoLife, Inc	27,990
4,368	*	Cyberonics, Inc	118,548
854	*	Cynosure, Inc (Class A)	11,111
15,208	*	DaVita, Inc	1,270,476
5,866	*	Delcath Systems, Inc	26,104
22,537		Dentsply International, Inc	853,927
10,923	*	DexCom, Inc	154,888
1,317	*	DynaVox, Inc	8,679
18,173	*	Edwards Lifesciences Corp	1,296,644
3,909	*	Emdeon, Inc	60,590
4,753	*	Emeritus Corp	93,396
7,629	*	Endologix, Inc	69,271
2,710		Ensign Group, Inc	76,964
800	*	ePocrates, Inc	13,152
789	*	Exactech, Inc	13,484
4,206	*	EXamWorks, Inc	92,027
83,182	*	Express Scripts, Inc	4,513,455
4,392	*	Five Star Quality Care, Inc	21,740
7,411	*	Gen-Probe, Inc	448,736
3,435	*	Gentiva Health Services, Inc	61,796
3,542	*	Greatbatch, Inc	88,267
4,000	*	Haemonetics Corp	262,000
5,146	*	Hanger Orthopedic Group, Inc	108,117
10,149	*	Hansen Medical, Inc	46,482
20,581	*	HCA Holdings, Inc	549,101
38,724	*	Health Management Associates, Inc (Class A)	367,878
13,951	*	Health Net, Inc	392,302
14,414	*	Healthsouth Corp	351,702

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,485	*	Healthspring, Inc	$430,304
2,438	*	HealthStream, Inc	33,011
4,760	*	Healthways, Inc	71,067
2,213	*	HeartWare International, Inc	147,032
14,803	*	Henry Schein, Inc	983,807
9,760		Hill-Rom Holdings, Inc	363,950
4,409	*	HMS Holdings Corp	333,320
39,613	*	Hologic, Inc	735,613
26,512		Humana, Inc	1,977,265
1,942	*	ICU Medical, Inc	82,496
9,149	*	Idexx Laboratories, Inc	758,818
10,133	*	Immucor, Inc	268,525
7,347	*	Insulet Corp	144,442
3,369	*	Integra LifeSciences Holdings Corp	151,841
6,206	*	Intuitive Surgical, Inc	2,485,813
4,303		Invacare Corp	129,004
13,207	*	Inverness Medical Innovations, Inc	389,474
2,372	*	IPC The Hospitalist Co, Inc	107,286
2,136	*	IRIS International, Inc	22,086
994	*	Kensey Nash Corp	26,043
8,007	*	Kindred Healthcare, Inc	150,852
10,199	*	Kinetic Concepts, Inc	682,721
3,698	*	K-Kitz, Inc	8,801
15,774	*	Laboratory Corp of America Holdings	1,431,648
1,423		Landauer, Inc	80,328
3,264	*	LHC Group, Inc	74,354
8,294	*	LifePoint Hospitals, Inc	307,707
15,136		Lincare Holdings, Inc	387,330
5,428	*	Magellan Health Services, Inc	282,799
4,933	*	MAKO Surgical Corp	142,120
8,168		Masimo Corp	226,907
39,848		McKesson Corp	3,232,470
6,844	*	MedAssets, Inc	86,713
3,196	*	Medcath Corp	41,932
62,190	*	Medco Health Solutions, Inc	3,910,507
5,110	*	Medical Action Industries, Inc	38,938
3,651	*	Medidata Solutions, Inc	74,590
169,000		Medtronic, Inc	6,092,449
6,990	*	Merge Healthcare, Inc	35,509
6,317		Meridian Bioscience, Inc	136,447
5,302	*	Merit Medical Systems, Inc	83,082
5,145	*	Metropolitan Health Networks, Inc	29,121
5,791	*	Molina Healthcare, Inc	131,166
1,960	*	MWI Veterinary Supply, Inc	174,558
1,578		National Healthcare Corp	75,065
3,980	*	Natus Medical, Inc	45,889
3,603	*	Neogen Corp	149,020
13,471	*	Neoprobe Corp	38,662
5,577	*	NuVasive, Inc	159,614
6,858	*	NxStage Medical, Inc	126,187
19,002		Omnicare, Inc	579,561
4,502	*	Omnicell, Inc	77,029

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,498	*	OraSure Technologies, Inc	$59,782
2,807	*	Orthofix International NV	118,540
10,394		Owens & Minor, Inc	317,017
2,480	*	Palomar Medical Technologies, Inc	24,602
16,520		Patterson Cos, Inc	509,477
7,576	*	Pediatrix Medical Group, Inc	516,380
4,546	*	PharMerica Corp	58,052
1,666	*	Providence Service Corp	19,742
9,101	*	PSS World Medical, Inc	217,787
2,996		Quality Systems, Inc	273,715
24,993		Quest Diagnostics, Inc	1,349,872
4,329	*	Quidel Corp	64,762
4,006	*	RadNet, Inc	15,023
23,818	*	Resmed, Inc	721,447
2,459	*	Rockwell Medical Technologies, Inc	26,336
6,469	*	RTI Biologics, Inc	21,283
6,990	*	Select Medical Holdings Corp	54,872
8,479	*	Sirona Dental Systems, Inc	428,868
3,613	*	Skilled Healthcare Group, Inc (Class A)	31,794
8,051	*	Solta Medical, Inc	19,644
2,564	*	SonoSite, Inc	83,740
5,260	*	Spectranetics Corp	36,452
51,659		St. Jude Medical, Inc	2,402,144
4,783	*	Staar Surgical Co	21,763
7,031	*	Stereotaxis, Inc	22,851
9,126		STERIS Corp	319,319
49,257		Stryker Corp	2,676,625
3,592	*	Sun Healthcare Group, Inc	25,144
9,023	*	Sunrise Senior Living, Inc	79,583
2,207	*	SurModics, Inc	24,277
9,766	*	SXC Health Solutions Corp	616,528
4,990	*	Symmetry Medical, Inc	48,054
3,331	*	Synergetics USA, Inc	17,521
1,466	*	Synovis Life Technologies, Inc	24,438
3,949	*	Team Health Holdings, Inc	86,917
6,459		Teleflex, Inc	389,026
80,102	*	Tenet Healthcare Corp	445,367
8,817	*	Thoratec Corp	297,045
1,591	*	Tornier BV	41,414
1,117	*	Transcend Services, Inc	32,460
2,811	*	Triple-S Management Corp (Class B)	60,633
6,859	*	Unilife Corp	30,728
171,194		UnitedHealth Group, Inc	8,496,358
4,916		Universal American Corp	46,751
14,451		Universal Health Services, Inc (Class B)	717,348
3,212	*	Uroplasty, Inc	21,874
1,850		US Physical Therapy, Inc	44,548
18,400	*	Varian Medical Systems, Inc	1,154,784
2,153	*	Vascular Solutions, Inc	28,118
15,011	*	VCA Antech, Inc	293,315
7,904	*	Volcano Corp	248,265
6,586	*	WellCare Health Plans, Inc	288,796

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

57,359		WellPoint, Inc	$3,874,600
5,343		West Pharmaceutical Services, Inc	234,397
6,106	*	Wright Medical Group, Inc	95,498
727		Young Innovations, Inc	21,068
30,208	*	Zimmer Holdings, Inc	1,813,084
3,403	*	Zoll Medical Corp	237,053

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	103,194,358

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
67,709		Avon Products, Inc	1,776,007
8,073	*	Central Garden and Pet Co (Class A)	70,719
21,954		Church & Dwight Co, Inc	885,624
21,341		Clorox Co	1,527,802
77,190		Colgate-Palmolive Co	6,513,292
3,538	*	Elizabeth Arden, Inc	113,994
11,456	*	Energizer Holdings, Inc	923,812
17,647		Estee Lauder Cos (Class A)	1,851,348
1,969		Female Health Co	9,077
18,602		Herbalife Ltd	1,036,503
1,974		Inter Parfums, Inc	39,559
61,047		Kimberly-Clark Corp	3,990,032
1,740	*	Medifast, Inc	33,582
1,745	*	Nature’s Sunshine Products, Inc	29,124
9,038		Nu Skin Enterprises, Inc (Class A)	339,287
1,366	*	Nutraceutical International Corp	20,217
674		Oil-Dri Corp of America	13,945
7,715	*	Prestige Brands Holdings, Inc	94,277
439,049		Procter & Gamble Co	26,997,124
1,673	*	Revlon, Inc (Class A)	28,173
1,530		Schiff Nutrition International, Inc	17,702
2,342	*	Spectrum Brands, Inc	62,531
804	*	USANA Health Sciences, Inc	21,989
2,740		WD-40 Co	120,012

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	46,515,732

INSURANCE - 3.6%
53,276		ACE Ltd	3,568,426
73,738		Aflac, Inc	3,396,372
1,173	*	Alleghany Corp	386,398
6,819		Allied World Assurance Co Holdings Ltd	371,295
82,200		Allstate Corp	2,278,584
8,398		American Equity Investment Life Holding Co	99,684
12,636		American Financial Group, Inc	429,371
69,635	*	American International Group, Inc	1,998,525
980		American National Insurance Co	73,441
1,178	*	American Safety Insurance Holdings Ltd	22,088
2,639	*	Amerisafe, Inc	56,765
3,689		Amtrust Financial Services, Inc	85,659
51,974		AON Corp	2,500,989
20,398	*	Arch Capital Group Ltd	689,452
4,264		Argo Group International Holdings Ltd	125,362
17,955		Arthur J. Gallagher & Co	504,895

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,950		Aspen Insurance Holdings Ltd	$283,605
14,895		Assurant, Inc	530,560
28,384		Assured Guaranty Ltd	401,634
20,093		Axis Capital Holdings Ltd	640,364
1,020		Baldwin & Lyons, Inc (Class B)	24,715
275,914	*	Berkshire Hathaway, Inc (Class B)	20,464,540
18,642		Brown & Brown, Inc	406,582
45,995		Chubb Corp	2,873,768
23,093		Cincinnati Financial Corp	631,132
6,803	*	Citizens, Inc (Class A)	46,805
3,694		CNA Financial Corp	101,733
36,535	*	Conseco, Inc	268,532
3,194		Crawford & Co (Class B)	22,933
7,472		Delphi Financial Group, Inc (Class A)	201,146
1,472		Donegal Group, Inc (Class A)	17,693
3,364	*	eHealth, Inc	43,564
358		EMC Insurance Group, Inc	6,684
6,230		Employers Holdings, Inc	92,578
6,279		Endurance Specialty Holdings Ltd	255,806
1,204	*	Enstar Group Ltd	127,191
4,367		Erie Indemnity Co (Class A)	321,848
7,097		Everest Re Group Ltd	582,806
1,841		FBL Financial Group, Inc (Class A)	57,955
34,528		Fidelity National Title Group, Inc (Class A)	562,806
16,807		First American Financial Corp	268,744
7,362		Flagstone Reinsurance Holdings Ltd	65,595
1,436	*	Fpic Insurance Group, Inc	59,910
75,857	*	Genworth Financial, Inc (Class A)	631,130
4,321	*	Greenlight Capital Re Ltd (Class A)	106,988
1,260	*	Hallmark Financial Services	8,492
6,611		Hanover Insurance Group, Inc	239,384
1,895		Harleysville Group, Inc	57,267
69,475		Hartford Financial Services Group, Inc	1,627,105
17,850		HCC Insurance Holdings, Inc	537,821
6,071	*	Hilltop Holdings, Inc	53,121
6,144		Horace Mann Educators Corp	89,457
1,092		Independence Holding Co	9,806
2,309		Infinity Property & Casualty Corp	116,997
387		Kansas City Life Insurance Co	11,339
48,401		Lincoln National Corp	1,282,627
49,982		Loews Corp	1,992,782
7,070		Maiden Holdings Ltd	65,539
1,550	*	Markel Corp	620,651
86,589		Marsh & McLennan Cos, Inc	2,553,510
14,064		Max Capital Group Ltd	306,455
22,259	*	MBIA, Inc	204,783
7,924		Meadowbrook Insurance Group, Inc	74,486
4,344		Mercury General Corp	161,336
128,476		Metlife, Inc	5,294,495
9,569		Montpelier Re Holdings Ltd	165,161
6,414	*	National Financial Partners Corp	72,671
1,259		National Interstate Corp	28,214

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

310		National Western Life Insurance Co (Class A)	$53,112
2,106	*	Navigators Group, Inc	99,277
40,097		Old Republic International Corp	418,613
3,022		OneBeacon Insurance Group Ltd (Class A)	38,500
10,450		PartnerRe Ltd	698,269
16,445	*	Phoenix Cos, Inc	39,468
5,779		Platinum Underwriters Holdings Ltd	198,509
3,263		Presidential Life Corp	37,068
5,886		Primerica, Inc	127,255
49,823		Principal Financial Group	1,376,609
5,288	*	ProAssurance Corp	368,309
103,192		Progressive Corp	2,030,819
13,246		Protective Life Corp	281,610
76,548		Prudential Financial, Inc	4,491,836
11,941		Reinsurance Group of America, Inc (Class A)	695,086
7,992		RenaissanceRe Holdings Ltd	556,163
3,060		RLI Corp	193,239
1,937		Safety Insurance Group, Inc	78,642
2,936		SeaBright Insurance Holdings, Inc	26,688
8,304		Selective Insurance Group, Inc	136,103
7,036		Stancorp Financial Group, Inc	234,017
1,886		State Auto Financial Corp	31,270
2,389		Stewart Information Services Corp	25,323
10,431		Symetra Financial Corp	131,013
18,687		Torchmark Corp	754,768
5,945		Tower Group, Inc	135,903
9,465		Transatlantic Holdings, Inc	484,703
66,233		Travelers Cos, Inc	3,651,424
2,398	*	United America Indemnity Ltd	49,950
3,242		United Fire & Casualty Co	55,600
7,694		Unitrin, Inc	216,740
1,705		Universal Insurance Holdings, Inc	7,280
49,134		UnumProvident Corp	1,198,378
12,181		Validus Holdings Ltd	323,893
17,642		W.R. Berkley Corp	543,197
1,063		White Mountains Insurance Group Ltd	447,938
47,755		XL Capital Ltd	979,933

		TOTAL INSURANCE	83,476,657

MATERIALS - 4.4%
4,432		A. Schulman, Inc	98,169
650	*	AEP Industries, Inc	17,602
32,728		Air Products & Chemicals, Inc	2,903,955
13,346		Airgas, Inc	916,870
17,408		AK Steel Holding Corp	211,507
14,169		Albemarle Corp	943,372
167,364		Alcoa, Inc	2,465,272
16,379		Allegheny Technologies, Inc	953,094
14,345	*	Allied Nevada Gold Corp	546,545
3,604		AMCOL International Corp	110,499
3,548		American Vanguard Corp	48,466
10,789		Aptargroup, Inc	550,778

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,552		Arch Chemicals, Inc	$167,370
12,216		Ashland, Inc	748,108
5,633		Balchem Corp	246,556
26,934		Ball Corp	1,045,039
17,415		Bemis Co, Inc	550,314
16,180		Boise, Inc	112,127
2,989	*	Brush Engineered Materials, Inc	113,941
7,133		Buckeye Technologies, Inc	191,806
10,148		Cabot Corp	396,787
8,371	*	Calgon Carbon Corp	124,644
6,921		Carpenter Technology Corp	397,542
2,462	*	Castle (A.M.) & Co	42,740
24,121		Celanese Corp (Series A)	1,329,791
10,462	*	Century Aluminum Co	136,215
11,050		CF Industries Holdings, Inc	1,716,286
1,041		Chase Corp	14,595
14,842	*	Chemtura	261,219
1,769	*	Clearwater Paper Corp	133,807
22,502		Cleveland-Cliffs, Inc	2,021,130
13,942	*	Coeur d’Alene Mines Corp	380,477
18,312		Commercial Metals Co	265,707
5,341		Compass Minerals International, Inc	420,550
25,219	*	Crown Holdings, Inc	968,662
7,586		Cytec Industries, Inc	424,816
1,552		Deltic Timber Corp	80,471
6,341		Domtar Corp	506,963
184,802		Dow Chemical Co	6,444,045
146,012		Du Pont (E.I.) de Nemours & Co	7,507,936
6,836		Eagle Materials, Inc	169,875
11,331		Eastman Chemical Co	1,094,461
35,827		Ecolab, Inc	1,791,350
14,349	*	Ferro Corp	186,824
7,835	*	Flotek Industries, Inc	73,884
11,297		FMC Corp	989,278
148,280		Freeport-McMoRan Copper & Gold, Inc (Class B)	7,852,908
2,918	*	FutureFuel Corp	35,775
15,725	*	General Moly, Inc	71,863
5,868	*	Georgia Gulf Corp	117,595
6,453		Glatfelter	97,376
10,051		Globe Specialty Metals, Inc	231,977
5,748	*	Gold Resource Corp	142,665
1,886	*	Golden Minerals Co	27,422
41,565	*	Golden Star Resources Ltd	105,159
3,431	*	Graham Packaging Co, Inc	86,976
22,010	*	Graphic Packaging Holding Co	108,950
5,900		Greif, Inc (Class A)	360,195
7,196		H.B. Fuller Co	164,501
1,202		Hawkins, Inc	41,373
1,730		Haynes International, Inc	108,367
9,786	*	Headwaters, Inc	22,410
43,241	*	Hecla Mining Co	335,983
6,399	*	Horsehead Holding Corp	71,477

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

30,397		Huntsman Corp	$580,583
3,560		Innophos Holdings, Inc	171,592
3,638	*	Innospec, Inc	116,853
13,342		International Flavors & Fragrances, Inc	816,130
68,752		International Paper Co	2,041,935
8,075	*	Intrepid Potash, Inc	268,494
15,119	*	Jaguar Mining, Inc	72,118
2,769		Kaiser Aluminum Corp	154,566
5,608	*	Kapstone Paper and Packaging Corp	87,429
878		KMG Chemicals, Inc	14,715
2,822		Koppers Holdings, Inc	104,470
4,922	*	Kraton Polymers LLC	177,684
3,406		Kronos Worldwide, Inc	105,450
3,337	*	Landec Corp	20,623
20,475	*	Louisiana-Pacific Corp	158,681
2,843	*	LSB Industries, Inc	112,981
10,418		Lubrizol Corp	1,402,263
49,358		LyondellBasell Industries AF S.C.A	1,947,667
7,052		Martin Marietta Materials, Inc	533,272
26,865		MeadWestvaco Corp	836,576
1,583	*	Metals USA Holdings Corp	24,347
12,181	*	Midway Gold Corp	28,991
2,940		Minerals Technologies, Inc	190,453
8,659	*	Molycorp, Inc	550,972
84,112		Monsanto Co	6,180,549
43,969	*	Mosaic Co	3,109,487
4,382		Myers Industries, Inc	52,146
21,422		Nalco Holding Co	757,268
2,063		Neenah Paper, Inc	41,652
1,592		NewMarket Corp	261,120
75,132		Newmont Mining Corp	4,178,091
2,057		NL Industries, Inc	37,026
3,863	*	Noranda Aluminium Holding Corp	53,618
48,812		Nucor Corp	1,898,299
12,982		Olin Corp	271,454
1,094		Olympic Steel, Inc	28,608
4,534	*	OM Group, Inc	164,494
5,846	*	Omnova Solutions, Inc	39,519
24,990	*	Owens-Illinois, Inc	579,018
15,785		Packaging Corp of America	420,986
28,467	*	Paramount Gold and Silver Corp	85,686
14,477		PolyOne Corp	224,394
24,433		PPG Industries, Inc	2,057,259
47,660		Praxair, Inc	4,939,481
1,978		Quaker Chemical Corp	80,188
11,537		Reliance Steel & Aluminum Co	542,354
3,657	*	Revett Minerals, Inc	16,566
10,963		Rock-Tenn Co (Class A)	673,786
10,565	*	Rockwood Holdings, Inc	638,866
9,155		Royal Gold, Inc	586,836
21,687		RPM International, Inc	457,162
4,635	*	RTI International Metals, Inc	148,644

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,401		Schnitzer Steel Industries, Inc (Class A)	$172,737
2,819		Schweitzer-Mauduit International, Inc	158,174
7,487		Scotts Miracle-Gro Co (Class A)	377,794
25,399		Sealed Air Corp	546,840
5,624	*	Senomyx, Inc	29,357
7,823		Sensient Technologies Corp	290,390
14,650		Sherwin-Williams Co	1,130,541
18,829		Sigma-Aldrich Corp	1,263,426
7,629		Silgan Holdings, Inc	295,853
18,781	*	Solutia, Inc	402,665
15,375		Sonoco Products Co	492,769
26,295		Southern Copper Corp (NY)	898,237
3,858	*	Spartech Corp	22,184
32,910		Steel Dynamics, Inc	514,054
1,112		Stepan Co	88,182
17,335	*	Stillwater Mining Co	265,226
4,728	*	STR Holdings, Inc	65,057
17,998		Temple-Inland, Inc	540,300
3,407		Texas Industries, Inc	131,544
2,042	*	Texas Petrochemicals, Inc	81,986
23,612	*	Thompson Creek Metals Co, Inc	213,452
13,574		Titanium Metals Corp	241,481
230	*	United States Lime & Minerals, Inc	9,485
22,222		United States Steel Corp	888,658
1,088	*	Universal Stainless & Alloy	48,623
3,926	*	US Energy Corp Wyoming	16,607
14,632	*	US Gold Corp	92,913
15,653		Valspar Corp	514,514
4,085	*	Verso Paper Corp	10,253
10,576	*	Vista Gold Corp	32,680
19,965		Vulcan Materials Co	684,600
9,601		Walter Energy, Inc	1,176,795
6,892		Wausau Paper Corp	50,863
3,069		Westlake Chemical Corp	158,821
909	*	WHX Corp	12,862
8,807		Worthington Industries, Inc	184,683
11,359	*	WR Grace & Co	572,948
3,470		Zep, Inc	65,063
3,318	*	Zoltek Cos, Inc	33,545

		TOTAL MATERIALS	102,623,981

MEDIA - 3.1%
4,918		AH Belo Corp (Class A)	31,475
8,887	*	AMC Networks, Inc	330,508
4,197		Arbitron, Inc	164,187
13,153	*	Belo (A.H.) Corp (Class A)	91,939
35,550		Cablevision Systems Corp (Class A)	865,998
106,116		CBS Corp (Class B)	2,904,395
5,299	*	Central European Media Enterprises Ltd (Class A) Nasdaq	101,317
8,678	*	Charter Communications, Inc	468,612
14,432		Cinemark Holdings, Inc	281,280
6,278	*	Clear Channel Outdoor Holdings, Inc (Class A)	73,767

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

434,922		Comcast Corp (Class A)	$10,446,825
3,179	*	Cumulus Media, Inc (Class A)	11,222
121,095	*	DIRECTV	6,137,094
43,972	*	Discovery Communications, Inc (Class A)	1,750,086
30,947		DISH Network Corp (Class A)	916,960
11,029	*	DreamWorks Animation SKG, Inc (Class A)	241,094
3,656	*	Entercom Communications Corp (Class A)	29,029
4,682	*	Entravision Communications Corp (Class A)	9,036
4,385	*	EW Scripps Co (Class A)	37,799
1,402	*	Fisher Communications, Inc	41,107
35,838		Gannett Co, Inc	457,293
2,311	*	Global Sources Ltd	21,284
2,231	*	Global Traffic Network, Inc	26,303
16,069	*	Gray Television, Inc	39,048
5,853		Harte-Hanks, Inc	47,819
3,250	*	interCLICK, Inc	23,303
74,802		Interpublic Group of Cos, Inc	733,808
7,174		John Wiley & Sons, Inc (Class A)	359,130
6,546	*	Journal Communications, Inc (Class A)	32,468
4,042	*	Knology, Inc	55,497
8,956	*	Lamar Advertising Co (Class A)	228,020
37,883	*	Liberty Global, Inc (Class A)	1,583,509
10,992	*	Liberty Media Corp - Capital (Series A)	877,272
8,205	*	Liberty Media Corp - Starz	629,816
4,679	*	Lin TV Corp (Class A)	19,184
9,665	*	Lions Gate Entertainment Corp	68,622
21,714	*	Live Nation, Inc	241,025
9,424	*	Madison Square Garden, Inc	249,736
3,542	*	Martha Stewart Living Omnimedia, Inc (Class A)	14,522
12,015	*	McClatchy Co (Class A)	27,034
47,989		McGraw-Hill Cos, Inc	1,996,342
3,939	*	MDC Partners, Inc	78,662
5,443		Meredith Corp	162,474
4,051		Morningstar, Inc	252,620
8,096		National CineMedia, Inc	119,254
19,178	*	New York Times Co (Class A)	164,547
362,058		News Corp (Class A)	5,800,169
1,448	*	Nexstar Broadcasting Group, Inc (Class A)	12,684
44,262		Omnicom Group, Inc	2,076,773
1,967		Outdoor Channel Holdings, Inc	13,081
1,498	*	ReachLocal, Inc	27,249
13,192		Regal Entertainment Group (Class A)	168,726
1,276	*	Rentrak Corp	21,105
553	*	Saga Communications, Inc	17,984
4,288		Scholastic Corp	123,151
14,225		Scripps Networks Interactive (Class A)	659,187
7,773		Sinclair Broadcast Group, Inc (Class A)	77,030
614,605	*	Sirius XM Radio, Inc	1,296,817
59,210		Thomson Corp	2,038,600
53,140		Time Warner Cable, Inc	3,895,693
168,166		Time Warner, Inc	5,912,716
7,914	*	Valassis Communications, Inc	212,095

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

92,120		Viacom, Inc (Class B)	$4,460,450
49,052		Virgin Media, Inc	1,297,916
298,379		Walt Disney Co	11,523,396
773		Washington Post Co (Class B)	310,978
731	*	Westwood One, Inc	4,152
4,307		World Wrestling Entertainment, Inc (Class A)	43,371

		TOTAL MEDIA	73,435,645

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.8%
245,324		Abbott Laboratories	12,590,028
6,064	*	Achillion Pharmaceuticals, Inc	44,934
6,358	*	Acorda Therapeutics, Inc	180,567
1,501	*	Acura Pharmaceuticals, Inc	4,563
1,149	*	Aegerion Pharmaceuticals, Inc	18,051
5,464	*	Affymax, Inc	36,117
9,694	*	Affymetrix, Inc	54,771
55,110	*	Agilent Technologies, Inc	2,323,438
7,885	*	Akorn, Inc	54,643
2,680	*	Albany Molecular Research, Inc	12,810
29,190	*	Alexion Pharmaceuticals, Inc	1,657,992
15,515	*	Alkermes, Inc	267,479
47,809		Allergan, Inc	3,887,350
9,992	*	Allos Therapeutics, Inc	18,585
5,105	*	Alnylam Pharmaceuticals, Inc	47,885
3,103	*	AMAG Pharmaceuticals, Inc	45,955
146,606	*	Amgen, Inc	8,019,349
2,564	*	Amicus Therapeutics, Inc	17,794
3,124	*	Ampio Pharmaceuticals, Inc	19,744
20,235	*	Amylin Pharmaceuticals, Inc	240,999
1,843	*	Anacor Pharmaceuticals, Inc	11,076
2,525	*	Anthera Pharmaceuticals, Inc	20,124
2,604	*	Ardea Biosciences, Inc	60,934
17,616	*	Arena Pharmaceuticals, Inc	28,362
20,426	*	Ariad Pharmaceuticals, Inc	242,865
8,073	*	Arqule, Inc	45,209
9,408	*	Array Biopharma, Inc	19,945
7,412	*	Auxilium Pharmaceuticals, Inc	138,901
18,772	*	AVANIR Pharmaceuticals, Inc	70,395
3,916	*	AVEO Pharmaceuticals, Inc	74,835
20,795	*	AVI BioPharma, Inc	30,569
3,536	*	BioCryst Pharmaceuticals, Inc	12,022
38,188	*	Biogen Idec, Inc	3,890,212
18,022	*	BioMarin Pharmaceuticals, Inc	562,827
1,957	*	BioMimetic Therapeutics, Inc	7,554
3,140	*	Bio-Rad Laboratories, Inc (Class A)	342,260
14,237	*	Biosante Pharmaceuticals, Inc	41,999
489	*	Biospecifics Technologies Corp	10,714
3,128	*	Biotime, Inc	15,265
269,520		Bristol-Myers Squibb Co	7,724,443
12,628	*	Bruker BioSciences Corp	217,454
5,779	*	Cadence Pharmaceuticals, Inc	49,988
6,331	*	Caliper Life Sciences, Inc	51,598

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,815	*	Cambrex Corp	$12,414
72,996	*	Celgene Corp	4,328,663
25,832	*	Cell Therapeutics, Inc	34,873
3,722	*	Celldex Therapeutics, Inc	13,362
12,276	*	Cephalon, Inc	981,343
9,803	*	Cepheid, Inc	370,161
8,013	*	Charles River Laboratories International, Inc	316,914
8,105	*	Chelsea Therapeutics International, Inc	40,687
3,494	*	Cleveland Biolabs, Inc	10,517
3,890	*	Codexis, Inc	35,010
11,389	*	Columbia Laboratories, Inc	32,573
9,440	*	Combinatorx, Inc	21,712
1,599	*	Complete Genomics, Inc	19,812
6,115	*	Corcept Therapeutics, Inc	21,892
2,479	*	Cornerstone Therapeutics, Inc	18,741
9,545	*	Covance, Inc	546,451
9,343	*	Cubist Pharmaceuticals, Inc	317,382
18,447	*	Curis, Inc	64,380
6,818	*	Cytori Therapeutics, Inc	29,522
22,380	*	Dendreon Corp	825,822
9,004	*	Depomed, Inc	68,070
11,171	*	Durect Corp	23,012
3,790	*	Dusa Pharmaceuticals, Inc	19,291
14,065	*	Dyax Corp	23,067
21,936	*	Dynavax Technologies Corp	61,421
160,942		Eli Lilly & Co	6,164,079
3,782	*	Emergent Biosolutions, Inc	78,098
17,988	*	Endo Pharmaceuticals Holdings, Inc	670,053
2,287	*	Endocyte, Inc	30,486
6,172	*	Enzo Biochem, Inc	23,700
7,026	*	Enzon Pharmaceuticals, Inc	68,293
6,832	*	eResearch Technology, Inc	43,520
8,084	*	Exact Sciences Corp	69,037
20,357	*	Exelixis, Inc	156,749
973	*	Fluidigm Corp	16,502
44,518	*	Forest Laboratories, Inc	1,649,837
1,260	*	Furiex Pharmaceuticals Inc	23,890
2,412	*	Genomic Health, Inc	64,762
20,885	*	Geron Corp	80,407
123,661	*	Gilead Sciences, Inc	5,238,280
2,969	*	GTx, Inc	12,440
12,655	*	Halozyme Therapeutics, Inc	87,826
3,375	*	Harvard Bioscience, Inc	17,078
1,624	*	Hi-Tech Pharmacal Co, Inc	45,943
26,686	*	Hospira, Inc	1,364,188
29,143	*	Human Genome Sciences, Inc	612,294
8,355	*	Idenix Pharmaceuticals, Inc	55,811
19,013	*	Illumina, Inc	1,187,362
11,628	*	Immunogen, Inc	157,327
10,439	*	Immunomedics, Inc	42,591
9,659	*	Impax Laboratories, Inc	204,578
13,802	*	Incyte Corp	240,707

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,412	*	Infinity Pharmaceuticals, Inc	$21,708
9,853	*	Inhibitex, Inc	40,791
3,877	*	Insmed, Inc	44,547
7,556	*	InterMune, Inc	252,219
7,736	*	Ironwood Pharmaceuticals, Inc	115,653
15,272	*	Isis Pharmaceuticals, Inc	131,950
3,996	*	ISTA Pharmaceuticals, Inc	19,860
3,392	*	Jazz Pharmaceuticals, Inc	137,274
431,171		Johnson & Johnson	27,935,570
10,897	*	Keryx Biopharmaceuticals, Inc	48,056
7,689	*	KV Pharmaceutical Co (Class A)	15,301
1,247	*	Lannett Co, Inc	5,923
28,239	*	Lexicon Pharmaceuticals, Inc	47,442
28,744	*	Life Technologies Corp	1,294,342
2,584	*	Ligand Pharmaceuticals, Inc (Class B)	35,194
5,337	*	Luminex Corp	108,608
11,870	*	MannKind Corp	39,408
3,343	*	MAP Pharmaceuticals, Inc	51,348
4,306		Maxygen, Inc	23,382
8,425	*	Medicines Co	126,207
9,416		Medicis Pharmaceutical Corp (Class A)	350,087
4,796	*	Medivation, Inc	101,771
1,186		Medtox Scientific, Inc	18,513
487,041		Merck & Co, Inc	16,622,709
4,309	*	Metabolix, Inc	29,430
5,259	*	Mettler-Toledo International, Inc	814,146
14,111	*	Micromet, Inc	79,868
7,537	*	Momenta Pharmaceuticals, Inc	133,103
69,498	*	Mylan Laboratories, Inc	1,583,164
13,599	*	Myriad Genetics, Inc	289,251
6,350	*	Nabi Biopharmaceuticals	12,510
17,086	*	Nektar Therapeutics	110,034
3,540	*	Neostem, Inc	3,009
6,864	*	Neurocrine Biosciences, Inc	53,059
12,907	*	Novavax, Inc	24,136
13,302	*	NPS Pharmaceuticals, Inc	128,497
2,775	*	Nymox Pharmaceutical Corp	22,172
2,140	*	Obagi Medical Products, Inc	22,192
1,563	*	OncoGenex Pharmaceutical, Inc	22,601
6,426	*	Oncothyreon, Inc	51,472
10,068	*	Onyx Pharmaceuticals, Inc	332,043
22,761	*	Opko Health, Inc	99,010
7,102	*	Optimer Pharmaceuticals, Inc	75,139
4,654	*	Orexigen Therapeutics, Inc	7,679
2,607	*	Osiris Therapeutics, Inc	18,640
5,269	*	Pacific Biosciences of California, Inc	58,012
5,664		Pain Therapeutics, Inc	27,300
5,581	*	Par Pharmaceutical Cos, Inc	180,769
9,108	*	Parexel International Corp	186,987
21,864		PDL BioPharma, Inc	135,338
7,251	*	Peregrine Pharmaceuticals, Inc	12,544
17,722		PerkinElmer, Inc	433,480

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,258		Perrigo Co	$1,197,330
1,246,042		Pfizer, Inc	23,973,849
16,384		Pharmaceutical Product Development, Inc	472,351
7,172	*	Pharmacyclics, Inc	89,722
5,754	*	Pharmasset, Inc	698,421
5,245	*	PharmAthene, Inc	13,899
4,323	*	Pozen, Inc	19,237
4,070	*	Progenics Pharmaceuticals, Inc	22,222
38,190	*	Qiagen N.V.	646,939
8,475	*	Questcor Pharmaceuticals, Inc	263,149
4,983	*	Raptor Pharmaceutical Corp	28,104
11,428	*	Regeneron Pharmaceuticals, Inc	606,370
10,614	*	Rigel Pharmaceuticals, Inc	92,236
1,054	*	Sagent Pharmaceuticals	29,375
9,046	*	Salix Pharmaceuticals Ltd	350,804
8,163	*	Sangamo Biosciences, Inc	44,243
10,786	*	Santarus, Inc	35,162
9,873	*	Savient Pharmaceuticals, Inc	69,111
6,323	*	Sciclone Pharmaceuticals, Inc	40,594
14,920	*	Seattle Genetics, Inc	254,088
15,267	*	Sequenom, Inc	107,785
6,018	*	SIGA Technologies, Inc	45,797
7,699	*	Spectrum Pharmaceuticals, Inc	81,609
1,460	*	Sucampo Pharmaceuticals, Inc (Class A)	5,869
7,892	*	SuperGen, Inc	24,150
4,090	*	Synta Pharmaceuticals Corp	19,100
4,241	*	Targacept, Inc	86,686
6,082		Techne Corp	460,955
10,757	*	Theravance, Inc	229,985
60,558	*	Thermo Electron Corp	3,638,930
8,728	*	United Therapeutics Corp	500,813
4,080	*	Vanda Pharmaceuticals, Inc	29,294
32,423	*	Vertex Pharmaceuticals, Inc	1,681,457
10,847	*	Vical, Inc	52,174
11,743	*	Viropharma, Inc	212,313
13,600	*	Vivus, Inc	111,656
26,219		Warner Chilcott plc	551,123
14,178	*	Waters Corp	1,246,104
20,134	*	Watson Pharmaceuticals, Inc	1,351,595
4,065	*	Xenoport, Inc	28,821
8,904	*	ZIOPHARM Oncology, Inc	48,438

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	161,850,843

REAL ESTATE - 3.1%
6,692		Acadia Realty Trust	140,465
3,718		Agree Realty Corp	84,436
370		Alexander’s, Inc	148,370
9,585		Alexandria Real Estate Equities, Inc	785,970
71,992		AMB Property Corp	2,565,074
4,945		American Assets Trust, Inc	108,741
10,510		American Campus Communities, Inc	391,182
27,442		American Capital Agency Corp	766,181

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

146,855		Annaly Capital Management, Inc	$2,464,227
19,639		Anworth Mortgage Asset Corp	136,098
18,000		Apartment Investment & Management Co (Class A)	491,400
3,440		Apollo Commercial Real Estate Finance, Inc	53,526
3,642	*	ARMOUR Residential REIT, Inc	26,368
7,208		Ashford Hospitality Trust, Inc	78,567
8,331		Associated Estates Realty Corp	151,208
13,523		AvalonBay Communities, Inc	1,814,651
976	*	Avatar Holdings, Inc	14,933
20,127		BioMed Realty Trust, Inc	394,892
22,748		Boston Properties, Inc	2,442,225
20,917		Brandywine Realty Trust	250,795
11,730		BRE Properties, Inc (Class A)	615,590
10,752		Camden Property Trust	721,137
4,500		Campus Crest Communities, Inc	53,910
10,696		Capital Lease Funding, Inc	47,597
11,551		Capstead Mortgage Corp	146,005
46,274	*	CB Richard Ellis Group, Inc (Class A)	1,008,772
22,448		CBL & Associates Properties, Inc	398,676
12,577		Cedar Shopping Centers, Inc	62,382
5,040		Chatham Lodging Trust	78,422
5,240		Chesapeake Lodging Trust	86,460
161,296		Chimera Investment Corp	496,792
17,419		Cogdell Spencer, Inc	103,817
12,850		Colonial Properties Trust	276,918
5,093		Colony Financial, Inc	89,688
600		Consolidated-Tomoka Land Co	17,508
2,900		Coresite Realty	48,836
11,728		Corporate Office Properties Trust	364,389
14,101		Cousins Properties, Inc	120,000
8,440		CreXus Investment Corp	88,704
12,777		Cypress Sharpridge Investments, Inc	157,285
42,392		DCT Industrial Trust, Inc	229,765
33,254		Developers Diversified Realty Corp	485,841
24,950		DiamondRock Hospitality Co	254,989
14,587		Digital Realty Trust, Inc	892,870
19,258		Douglas Emmett, Inc	385,160
38,889		Duke Realty Corp	546,002
9,123		DuPont Fabros Technology, Inc	232,545
6,257		Dynex Capital, Inc	56,939
4,488		EastGroup Properties, Inc	199,806
11,105		Education Realty Trust, Inc	97,502
7,211		Entertainment Properties Trust	335,239
4,808		Equity Lifestyle Properties, Inc	313,289
8,259		Equity One, Inc	160,225
46,352		Equity Residential	2,865,480
5,319		Essex Property Trust, Inc	746,575
6,147		Excel Trust, Inc	70,506
14,495		Extra Space Storage, Inc	308,164
9,869		Federal Realty Investment Trust	861,958
20,907	*	FelCor Lodging Trust, Inc	107,462
12,205	*	First Industrial Realty Trust, Inc	144,629

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,788		First Potomac Realty Trust	$121,649
22,500	*	Forest City Enterprises, Inc (Class A)	405,225
5,209	*	Forestar Real Estate Group, Inc	84,907
10,751		Franklin Street Properties Corp	135,570
87,047		General Growth Properties, Inc	1,463,260
3,993		Getty Realty Corp	92,638
1,129		Gladstone Commercial Corp	19,622
15,323		Glimcher Realty Trust	150,932
5,380		Government Properties Income Trust	133,047
12,927		Hatteras Financial Corp	346,702
64,143		HCP, Inc	2,355,972
27,308		Health Care REIT, Inc	1,441,316
12,790		Healthcare Realty Trust, Inc	250,684
21,814		Hersha Hospitality Trust	114,305
11,165		Highwoods Properties, Inc	384,411
6,625		Home Properties, Inc	434,070
18,998		Hospitality Properties Trust	479,700
106,080		Host Marriott Corp	1,681,368
3,321	*	Howard Hughes Corp	200,788
11,096		HRPT Properties Trust	262,088
3,464		Hudson Pacific Properties	52,826
11,934		Inland Real Estate Corp	105,258
12,957		Invesco Mortgage Capital, Inc	253,698
13,554		Investors Real Estate Trust	110,194
19,199	*	iStar Financial, Inc	134,585
6,622		Jones Lang LaSalle, Inc	563,665
4,126		Kennedy-Wilson Holdings, Inc	49,677
9,176		Kilroy Realty Corp	354,010
61,011		Kimco Realty Corp	1,161,039
7,775		Kite Realty Group Trust	35,299
13,482		LaSalle Hotel Properties	337,185
19,124		Lexington Corporate Properties Trust	160,642
17,783		Liberty Property Trust	603,911
4,632		LTC Properties, Inc	125,759
20,231		Macerich Co	1,074,873
14,031		Mack-Cali Realty Corp	466,811
12,188	*	Maguire Properties, Inc	40,342
17,177		Medical Properties Trust, Inc	202,002
57,716		MFA Mortgage Investments, Inc	432,293
5,795		Mid-America Apartment Communities, Inc	410,228
3,502		Mission West Properties, Inc	28,366
5,442		Monmouth Real Estate Investment Corp (Class A)	44,842
4,153		National Health Investors, Inc	188,920
13,856		National Retail Properties, Inc	347,647
18,479		Newcastle Investment Corp	111,059
16,400		NorthStar Realty Finance Corp	63,632
5,692		NRDC Acquisition Corp	63,295
16,069		Omega Healthcare Investors, Inc	315,595
2,531		One Liberty Properties, Inc	39,129
3,583		Parkway Properties, Inc	63,168
7,828		Pebblebrook Hotel Trust	154,760
9,416		Pennsylvania Real Estate Investment Trust	137,474

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,806		Pennymac Mortgage Investment Trust	$92,954
26,709		Piedmont Office Realty Trust, Inc	548,870
24,878		Plum Creek Timber Co, Inc	950,837
7,694		Post Properties, Inc	326,226
7,720		Potlatch Corp	256,458
2,910		PS Business Parks, Inc	165,317
22,076		Public Storage, Inc	2,640,951
5,840		RAIT Investment Trust	32,470
5,390		Ramco-Gershenson Properties	66,135
12,949		Rayonier, Inc	834,563
19,597		Realty Income Corp	636,119
12,169		Redwood Trust, Inc	174,382
13,901		Regency Centers Corp	624,433
8,542		Resource Capital Corp	48,689
3,736		RLJ Lodging Trust	64,334
3,592		Sabra Healthcare REIT, Inc	51,761
1,280		Saul Centers, Inc	50,496
21,944		Senior Housing Properties Trust	525,339
45,955		Simon Property Group, Inc	5,538,036
12,499		SL Green Realty Corp	1,025,168
4,316		Sovran Self Storage, Inc	175,014
10,926	*	St. Joe Co	193,499
2,533		STAG Industrial, Inc	31,131
14,220		Starwood Property Trust, Inc	275,868
27,728	*	Strategic Hotels & Resorts, Inc	188,550
3,900		Summit Hotel Properties, Inc	43,992
3,278		Sun Communities, Inc	125,449
17,471	*	Sunstone Hotel Investors, Inc	155,667
12,548		Tanger Factory Outlet Centers, Inc	344,443
8,860		Taubman Centers, Inc	530,714
2,219	*	Tejon Ranch Co	71,208
1,200		Terreno Realty Corp	19,980
20,652		Two Harbors Investment Corp	202,390
33,704		UDR, Inc	886,752
1,151		UMH Properties, Inc	12,293
2,089		Universal Health Realty Income Trust	86,088
3,532		Urstadt Biddle Properties, Inc (Class A)	62,658
15,274		U-Store-It Trust	162,668
39,158		Ventas, Inc	2,119,623
28,771		Vornado Realty Trust	2,691,526
4,032		Walter Investment Management Corp	97,534
10,187		Washington Real Estate Investment Trust	326,188
18,664		Weingarten Realty Investors	480,038
83,573		Weyerhaeuser Co	1,670,624
1,246		Whitestone REIT	15,700
4,496		Winthrop Realty Trust	49,726

		TOTAL REAL ESTATE	72,050,442

RETAILING - 3.7%
6,893	*	1-800-FLOWERS.COM, Inc (Class A)	20,748
8,686	*	99 Cents Only Stores	171,549
12,400		Aaron’s, Inc	312,604

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,014		Abercrombie & Fitch Co (Class A)	$1,024,704
12,714		Advance Auto Parts, Inc	698,889
14,275	*	Aeropostale, Inc	240,534
57,413	*	Amazon.com, Inc	12,775,541
32,235		American Eagle Outfitters, Inc	423,568
1,425	*	America’s Car-Mart, Inc	48,222
8,017	*	Ann Taylor Stores Corp	207,961
4,517	*	Asbury Automotive Group, Inc	97,251
2,726	*	Audiovox Corp (Class A)	19,600
6,719	*	Autonation, Inc	252,702
4,261	*	Autozone, Inc	1,216,302
4,807		Barnes & Noble, Inc	83,642
4,754		Bebe Stores, Inc	35,227
39,200	*	Bed Bath & Beyond, Inc	2,292,808
49,822		Best Buy Co, Inc	1,375,087
2,960		Big 5 Sporting Goods Corp	24,420
11,641	*	Big Lots, Inc	405,456
1,854	*	Blue Nile, Inc	78,535
1,900	*	Body Central Corp	40,831
1,538		Bon-Ton Stores, Inc	15,611
6,047		Brown Shoe Co, Inc	61,075
4,157		Buckle, Inc	184,197
4,942	*	Build-A-Bear Workshop, Inc	30,591
7,076	*	Cabela’s, Inc	193,599
34,844	*	Carmax, Inc	1,113,963
6,447	*	Casual Male Retail Group, Inc	27,142
4,283		Cato Corp (Class A)	119,153
24,578	*	Charming Shoppes, Inc	100,770
27,212		Chico’s FAS, Inc	410,629
4,220	*	Children’s Place Retail Stores, Inc	203,910
4,288		Christopher & Banks Corp	27,014
1,998	*	Citi Trends, Inc	28,032
4,594	*	Coldwater Creek, Inc	5,788
9,453	*	Collective Brands, Inc	111,356
2,804	*	Conn’s, Inc	23,077
1,565	*	Core-Mark Holding Co, Inc	58,281
2,906	*	Cost Plus, Inc	25,834
1,274		Destination Maternity Corp	20,919
14,560	*	Dick’s Sporting Goods, Inc	538,720
5,229		Dillard’s, Inc (Class A)	294,184
15,296	*	Dollar General Corp	481,212
19,879	*	Dollar Tree, Inc	1,316,586
3,330	*	DSW, Inc (Class A)	176,423
31,294		Expedia, Inc	991,707
8,781		Express Parent LLC	197,046
19,835		Family Dollar Stores, Inc	1,053,437
9,427		Finish Line, Inc (Class A)	200,795
24,521		Foot Locker, Inc	532,841
5,586		Fred’s, Inc (Class A)	73,623
22,318	*	GameStop Corp (Class A)	526,258
62,375		Gap, Inc	1,203,214
3,636	*	Genesco, Inc	188,345

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,307		Genuine Parts Co	$1,292,159
3,479	*	GNC Holdings, Inc	87,671
3,696		Group 1 Automotive, Inc	176,040
9,665		Guess ?, Inc	368,430
2,061		Haverty Furniture Cos, Inc	22,856
2,726	*	hhgregg, Inc	33,612
5,124	*	Hibbett Sports, Inc	201,066
250,654		Home Depot, Inc	8,755,343
7,426		Hot Topic, Inc	55,472
6,199	*	HSN, Inc	202,645
25,536		JC Penney Co, Inc	785,487
4,071	*	JOS A Bank Clothiers, Inc	208,883
1,939	*	Kirkland’s, Inc	20,922
45,601		Kohl’s Corp	2,494,831
92,447	*	Liberty Media Holding Corp (Interactive A)	1,517,055
41,081		Limited Brands, Inc	1,555,327
3,205		Lithia Motors, Inc (Class A)	66,151
22,580	*	LKQ Corp	554,791
204,353		Lowe’s Cos, Inc	4,409,937
4,099	*	Lumber Liquidators, Inc	64,395
67,061		Macy’s, Inc	1,936,051
3,551	*	MarineMax, Inc	32,634
7,771		Men’s Wearhouse, Inc	254,811
4,809		Monro Muffler, Inc	171,970
8,308	*	NetFlix, Inc	2,209,845
4,007	*	New York & Co, Inc	21,878
25,200		Nordstrom, Inc	1,264,032
4,512		Nutri/System, Inc	67,409
43,698	*	Office Depot, Inc	165,178
13,424	*	OfficeMax, Inc	95,042
5,014	*	Orbitz Worldwide, Inc	16,346
22,017	*	O’Reilly Automotive, Inc	1,310,012
2,214	*	Overstock.com, Inc	28,096
16,494	*	Pacific Sunwear Of California, Inc	46,018
6,883		Penske Auto Group, Inc	152,321
8,098		PEP Boys - Manny Moe & Jack	87,054
3,459		PetMed Express, Inc	37,945
18,365		Petsmart, Inc	790,062
16,383	*	Pier 1 Imports, Inc	180,049
7,820	*	Priceline.com, Inc	4,204,423
16,808		RadioShack Corp	233,967
9,641		Rent-A-Center, Inc	260,789
18,167		Ross Stores, Inc	1,376,514
3,224	*	Rue21, Inc	105,973
17,822	*	Saks, Inc	191,408
14,420	*	Sally Beauty Holdings, Inc	248,024
5,981	*	Sears Holdings Corp	416,696
11,250	*	Select Comfort Corp	189,225
1,157	*	Shoe Carnival, Inc	36,550
4,743	*	Shutterfly, Inc	258,019
13,415	*	Signet Jewelers Ltd	574,699
6,881		Sonic Automotive, Inc (Class A)	107,825

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

642	*	Sourceforge, Inc	$15,819
4,767		Stage Stores, Inc	84,853
112,731		Staples, Inc	1,810,460
4,146		Stein Mart, Inc	39,387
1,050	*	Syms Corp	10,962
1,318		Systemax, Inc	21,470
12,239	*	Talbots, Inc	42,347
109,089		Target Corp	5,616,993
19,741		Tiffany & Co	1,571,186
61,065		TJX Companies, Inc	3,376,895
11,668		Tractor Supply Co	769,155
4,620	*	Tuesday Morning Corp	19,866
7,008	*	Ulta Salon Cosmetics & Fragrance, Inc	441,714
18,567	*	Urban Outfitters, Inc	604,170
1,757	*	US Auto Parts Network, Inc	13,160
6,432	*	Valuevision International, Inc (Class A)	48,176
4,244	*	Vitamin Shoppe, Inc	184,869
1,913	*	West Marine, Inc	19,608
15,462	*	Wet Seal, Inc (Class A)	75,609
16,241		Williams-Sonoma, Inc	601,242
356		Winmark Corp	16,095
7,490	*	Zale Corp	42,019
3,026	*	Zumiez, Inc	80,401

		TOTAL RETAILING	87,831,907

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
7,481	*	Advanced Analogic Technologies, Inc	45,260
6,807	*	Advanced Energy Industries, Inc	72,222
94,927	*	Advanced Micro Devices, Inc	696,764
2,269	*	Alpha & Omega Semiconductor Lt	25,504
50,602		Altera Corp	2,068,610
14,838	*	Amkor Technology, Inc	79,087
1,463	*	Amtech Systems, Inc	26,261
7,823	*	Anadigics, Inc	24,564
47,438		Analog Devices, Inc	1,631,867
207,157		Applied Materials, Inc	2,552,174
9,356	*	Applied Micro Circuits Corp	59,036
71,306	*	Atmel Corp	862,803
4,593	*	ATMI, Inc	85,659
29,681		Avago Technologies Ltd	998,172
14,057	*	Axcelis Technologies, Inc	23,335
7,082	*	AXT, Inc	61,826
84,215		Broadcom Corp (Class A)	3,121,850
9,255	*	Brooks Automation, Inc	88,015
4,325	*	Cabot Microelectronics Corp	167,334
7,517	*	Cavium Networks, Inc	259,261
4,315	*	Ceva, Inc	130,399
10,068	*	Cirrus Logic, Inc	152,832
3,262		Cohu, Inc	40,840
16,883	*	Cree, Inc	554,775
4,737	*	Cymer, Inc	208,570
25,949		Cypress Semiconductor Corp	534,030

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,490	*	Diodes, Inc	$129,290
3,224	*	DSP Group, Inc	24,470
22,961	*	Entegris, Inc	196,776
12,682	*	Entropic Communications, Inc	84,716
6,660	*	Exar Corp	44,023
19,188	*	Fairchild Semiconductor International, Inc	288,012
9,395	*	First Solar, Inc	1,110,771
7,025	*	Formfactor, Inc	64,560
6,555	*	Freescale Semiconductor Holdings Ltd	107,043
6,190	*	FSI International, Inc	17,518
2,225	*	GSI Technology, Inc	14,285
19,127	*	GT Solar International, Inc	260,892
5,479	*	Hittite Microwave Corp	306,769
3,130	*	Inphi Corp	39,720
22,756	*	Integrated Device Technology, Inc	155,651
6,037	*	Integrated Silicon Solution, Inc	53,669
836,633		Intel Corp	18,682,014
11,788	*	International Rectifier Corp	302,834
19,406		Intersil Corp (Class A)	233,842
3,943	*	IXYS Corp	53,783
26,438		Kla-Tencor Corp	1,052,761
8,389	*	Kopin Corp	36,073
11,066	*	Kulicke & Soffa Industries, Inc	101,807
19,893	*	Lam Research Corp	813,226
22,414	*	Lattice Semiconductor Corp	138,967
36,376		Linear Technology Corp	1,065,817
93,527	*	LSI Logic Corp	688,359
7,687	*	LTX-Credence Corp	55,270
81,841	*	Marvell Technology Group Ltd	1,212,884
45,614		Maxim Integrated Products, Inc	1,047,297
2,551	*	MaxLinear, Inc	16,964
35,710	*	MEMC Electronic Materials, Inc	264,968
7,729		Micrel, Inc	78,449
30,474		Microchip Technology, Inc	1,028,498
138,273	*	Micron Technology, Inc	1,019,072
13,962	*	Microsemi Corp	277,146
5,082	*	Mindspeed Technologies, Inc	34,608
7,500	*	MIPS Technologies, Inc	53,850
8,040		MKS Instruments, Inc	200,598
4,815	*	Monolithic Power Systems, Inc	64,954
3,715	*	MoSys, Inc	19,801
2,519	*	Nanometrics, Inc	42,546
38,807		National Semiconductor Corp	959,309
10,547	*	Netlogic Microsystems, Inc	364,399
14,190	*	Novellus Systems, Inc	440,458
748	*	NVE Corp	41,192
95,321	*	Nvidia Corp	1,318,289
8,961	*	Omnivision Technologies, Inc	262,020
68,802	*	ON Semiconductor Corp	597,889
3,154	*	PDF Solutions, Inc	18,924
3,376	*	Pericom Semiconductor Corp	27,616
9,190	*	Photronics, Inc	68,741

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,641	*	PLX Technology, Inc	$15,826
36,051	*	PMC - Sierra, Inc	251,996
4,445		Power Integrations, Inc	157,753
16,257	*	Rambus, Inc	225,647
42,968	*	RF Micro Devices, Inc	290,034
2,775	*	Rubicon Technology, Inc	40,848
4,895	*	Rudolph Technologies, Inc	42,048
10,073	*	Semtech Corp	234,701
4,033	*	Sigma Designs, Inc	34,482
11,272	*	Silicon Image, Inc	64,589
8,249	*	Silicon Laboratories, Inc	292,097
29,219	*	Skyworks Solutions, Inc	739,533
7,728	*	Spansion, Inc	140,495
3,504	*	Standard Microsystems Corp	82,905
15,353	*	Sunpower Corp (Class A)	301,379
2,158	*	Supertex, Inc	41,822
28,048	*	Teradyne, Inc	378,368
7,898	*	Tessera Technologies, Inc	124,078
182,799		Texas Instruments, Inc	5,438,269
25,586	*	Triquint Semiconductor, Inc	192,407
3,140	*	Ultra Clean Holdings	21,792
3,886	*	Ultratech, Inc	102,396
12,197	*	Varian Semiconductor Equipment Associates, Inc	740,846
6,286	*	Veeco Instruments, Inc	250,120
3,529	*	Volterra Semiconductor Corp	90,942
42,121		Xilinx, Inc	1,352,084
7,072	*	Zoran Corp	58,698

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	61,860,595

SOFTWARE & SERVICES - 8.9%
8,687	*	Accelrys, Inc	63,154
101,358		Accenture plc	5,994,312
5,144	*	ACI Worldwide, Inc	186,007
1,857	*	Active Network, Inc	33,705
66,794		Activision Blizzard, Inc	790,841
5,557	*	Actuate Corp	33,731
12,534	*	Acxiom Corp	172,217
79,342	*	Adobe Systems, Inc	2,199,360
5,376	*	Advent Software, Inc	124,884
28,871	*	Akamai Technologies, Inc	699,256
7,894	*	Alliance Data Systems Corp	776,296
30,362	*	Amdocs Ltd	957,314
2,477		American Software, Inc (Class A)	21,203
4,766	*	Ancestry.com, Inc	169,717
14,285	*	Ansys, Inc	722,821
16,045	*	AOL, Inc	275,653
15,508	*	Ariba, Inc	512,850
12,797	*	Aspen Technology, Inc	198,354
35,368	*	Autodesk, Inc	1,216,659
78,369		Automatic Data Processing, Inc	4,035,220
6,620		Blackbaud, Inc	168,148
5,445	*	Blackboard, Inc	237,184

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

28,525	*	BMC Software, Inc	$1,232,851
3,656	*	Booz Allen Hamilton Holding Co	66,503
5,163	*	Bottomline Technologies, Inc	120,246
20,825		Broadridge Financial Solutions, Inc	480,225
3,286	*	BroadSoft, Inc	95,984
60,976		CA, Inc	1,359,765
5,219	*	CACI International, Inc (Class A)	308,339
40,642	*	Cadence Design Systems, Inc	419,832
4,755	*	Callidus Software, Inc	24,441
6,603	*	Cardtronics, Inc	151,737
1,337		Cass Information Systems, Inc	50,191
9,513	*	Ciber, Inc	47,755
29,520	*	Citrix Systems, Inc	2,126,621
1,296	*,m	Clinical Data, Inc	1,231
47,996	*	Cognizant Technology Solutions Corp (Class A)	3,353,481
6,588	*	Commvault Systems, Inc	255,087
23,944		Computer Sciences Corp	844,744
1,871	*	Computer Task Group, Inc	24,117
33,651	*	Compuware Corp	325,069
4,960	*	comScore, Inc	108,178
6,897	*	Concur Technologies, Inc	313,400
4,573	*	Constant Contact, Inc	86,567
16,199	*	Convergys Corp	201,516
1,923	*	Convio, Inc	19,538
1,764	*	Cornerstone OnDemand, Inc	28,930
5,335	*	CSG Systems International, Inc	94,750
6,301	*	DealerTrack Holdings, Inc	146,120
3,070	*	Deltek, Inc	21,981
1,000	*	Demand Media, Inc	10,140
5,056	*	DemandTec, Inc	36,201
7,533	*	Dice Holdings, Inc	103,880
6,238	*	Digital River, Inc	159,069
995	*	DMRC Corp	39,511
5,617		DST Systems, Inc	287,534
1,458	*	Dynamics Research Corp	17,627
17,903		Earthlink, Inc	143,940
181,920	*	eBay, Inc	5,957,880
4,856	*	Ebix, Inc	95,615
1,440	*	Echo Global Logistics, Inc	21,542
52,551	*	Electronic Arts, Inc	1,169,260
3,037	*	Envestnet, Inc	43,065
5,121		EPIQ Systems, Inc	66,163
549	*	ePlus, Inc	14,565
7,247	*	Equinix, Inc	757,094
7,944	*	Euronet Worldwide, Inc	136,319
2,211	*	ExlService Holdings, Inc	51,605
1,248	*	Eyeblaster, Inc	27,381
7,177		Factset Research Systems, Inc	660,930
6,772		Fair Isaac Corp	201,467
4,355	*	FalconStor Software, Inc	18,727
40,907		Fidelity National Information Services, Inc	1,228,028
17,153	*	First American Corp	270,674

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,229	*	Fiserv, Inc	$1,402,102
2,200	*	FleetCor Technologies, Inc	65,208
2,553		Forrester Research, Inc	80,675
19,388	*	Fortinet, Inc	393,964
15,018	*	Gartner, Inc	554,314
19,444	*	Genpact Ltd	320,826
13,960	*	Global Cash Access, Inc	39,228
12,975		Global Payments, Inc	615,145
6,595	*	Glu Mobile, Inc	33,107
39,591	*	Google, Inc (Class A)	23,900,690
1,816	*	Guidance Software, Inc	13,656
4,601	*	Hackett Group, Inc	20,106
6,007		Heartland Payment Systems, Inc	126,387
12,564	*	IAC/InterActiveCorp	520,024
4,776		iGate Corp	71,592
16,415	*	Informatica Corp	839,299
4,817	*	Infospace, Inc	45,906
2,686	*	Interactive Intelligence, Inc	102,095
7,762	*	Internap Network Services Corp	48,280
190,559		International Business Machines Corp	34,653,155
47,552	*	Intuit, Inc	2,220,678
7,508	*	j2 Global Communications, Inc	200,764
14,069		Jack Henry & Associates, Inc	407,298
6,510	*	JDA Software Group, Inc	182,020
4,327	*	Kenexa Corp	110,641
2,180		Keynote Systems, Inc	52,211
5,562	*	KIT Digital, Inc	64,797
4,073	*	Knot, Inc	38,083
14,782		Lender Processing Services, Inc	278,345
10,284	*	Limelight Networks, Inc	42,370
1,377	*	LinkedIn Corp	139,118
7,899	*	Lionbridge Technologies	25,672
2,896	*	Liquidity Services, Inc	70,025
8,097	*	Liveperson, Inc	99,674
2,796	*	LogMeIn, Inc	99,398
3,024	*	LoopNet, Inc	55,400
10,393	*	Magma Design Automation, Inc	77,324
3,884	*	Manhattan Associates, Inc	144,873
3,758		Mantech International Corp (Class A)	153,326
4,509		Marchex, Inc (Class B)	39,093
16,965		Mastercard, Inc (Class A)	5,144,636
5,162		MAXIMUS, Inc	199,408
15,002	*	Mentor Graphics Corp	171,473
12,828	*	Micros Systems, Inc	628,187
1,169,858		Microsoft Corp	32,054,108
1,363	*	MicroStrategy, Inc (Class A)	217,221
6,065		ModusLink Global Solutions, Inc	25,412
11,317	*	MoneyGram International, Inc	38,025
5,504	*	Monotype Imaging Holdings, Inc	75,405
19,973	*	Monster Worldwide, Inc	234,483
5,628	*	Motricity, Inc	33,430
22,753	*	Move, Inc	46,644

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

775	*	NCI, Inc (Class A)	$16,647
5,109	*	Ness Technologies, Inc	39,186
6,318	*	Netscout Systems, Inc	96,350
4,227	*	NetSuite, Inc	165,741
11,075	*	NeuStar, Inc (Class A)	288,393
10,287		NIC, Inc	131,365
36,855	*	Nuance Communications, Inc	737,469
3,874	*	OpenTable, Inc	274,512
11,289	*	Openwave Systems, Inc	25,400
1,975		Opnet Technologies, Inc	67,762
605,747		Oracle Corp	18,523,742
18,444	*	Parametric Technology Corp	383,451
51,602		Paychex, Inc	1,456,724
2,553		Pegasystems, Inc	103,039
3,337	*	Perficient, Inc	33,403
2,929	*	PRG-Schultz International, Inc	19,097
11,467	*	Progress Software Corp	276,355
3,360	*	PROS Holdings, Inc	54,835
651	*	QAD, Inc (Class A)	7,031
10,850	*	QLIK Technologies, Inc	328,864
9,655	*	Quest Software, Inc	183,252
4,166	*	QuinStreet, Inc	52,033
16,535	*	Rackspace Hosting, Inc	661,400
6,211	*	Radiant Systems, Inc	175,088
6,024	*	RealD, Inc	93,252
11,328	*	RealNetworks, Inc	38,289
4,709	*	RealPage, Inc	113,251
29,834	*	Red Hat, Inc	1,255,415
1,906		Renaissance Learning, Inc	24,492
1,489	*	Responsys, Inc	21,695
3,494	*	RightNow Technologies, Inc	118,586
1,495	*	Rosetta Stone, Inc	20,631
17,418	*	Rovi Corp	922,631
7,004	*	S1 Corp	65,838
4,279	*	Saba Software, Inc	33,205
46,402	*	SAIC, Inc	743,824
21,266	*	Salesforce.com, Inc	3,077,402
16,903		Sapient Corp	235,290
1,868	*	Sciquest, Inc	31,812
1,504	*	ServiceSource International LLC	28,065
4,340	*	Smith Micro Software, Inc	15,450
8,761	*	SolarWinds, Inc	188,449
11,233		Solera Holdings, Inc	627,700
4,420	*	Sourcefire, Inc	108,644
1,287	*	SPS Commerce, Inc	23,642
3,472	*	SRS Labs, Inc	30,727
3,940	*	SS&C Technologies Holdings, Inc	72,969
1,595		Stamps.com, Inc	26,716
12,174	*	SuccessFactors, Inc	328,698
12,281	*	SupportSoft, Inc	39,545
118,849	*	Symantec Corp	2,265,262
4,080	*	Synchronoss Technologies, Inc	119,340

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,961	*	Synopsys, Inc	$574,345
2,326		Syntel, Inc	127,860
4,817	*	TA Indigo Holding Corp	73,604
11,094	*	Take-Two Interactive Software, Inc	149,658
6,329	*	Taleo Corp (Class A)	209,490
1,137	*	TechTarget, Inc	7,538
11,663	*	TeleCommunication Systems, Inc (Class A)	59,248
2,551	*	TeleNav, Inc	25,587
5,072	*	TeleTech Holdings, Inc	100,375
26,262	*	Teradata Corp	1,443,360
9,397	*	THQ, Inc	25,043
25,595	*	TIBCO Software, Inc	666,494
19,814	*	TiVo, Inc	186,252
3,451	*	TNS, Inc	58,322
25,058		Total System Services, Inc	466,329
844	*	Travelzoo, Inc	44,563
5,540	*	Tyler Technologies, Inc	141,215
4,061	*	Ultimate Software Group, Inc	220,837
6,637	*	Unisys Corp	137,850
13,468		United Online, Inc	80,404
11,980	*	Valueclick, Inc	216,359
3,541	*	Vasco Data Security International	34,277
13,780	*	VeriFone Systems, Inc	542,519
3,254	*	Verint Systems, Inc	110,701
26,017		VeriSign, Inc	811,991
6,383		VirnetX Holding Corp	194,107
2,391	*	Virtusa Corp	47,007
82,798		Visa, Inc (Class A)	7,082,541
6,569	*	VistaPrint Ltd	175,392
13,086	*	VMware, Inc (Class A)	1,313,049
2,739	*	Vocus, Inc	78,253
18,567	*	Wave Systems Corp	43,075
9,193	*	WebMD Health Corp (Class A)	324,053
6,273	*	Websense, Inc	142,272
4,568	*	Website Pros, Inc	39,696
97,640		Western Union Co	1,895,192
6,114	*	Wright Express Corp	300,809
206,176	*	Yahoo!, Inc	2,700,906
7,995	*	Zix Corp	30,701

		TOTAL SOFTWARE & SERVICES	206,284,836

TECHNOLOGY HARDWARE & EQUIPMENT - 6.5%
8,279	*	Acme Packet, Inc	487,799
10,016		Adtran, Inc	331,429
3,098	*	Agilysys, Inc	29,648
27,872		Amphenol Corp (Class A)	1,362,662
2,123	*	Anaren, Inc	42,481
4,367		Anixter International, Inc	272,588
145,686	*	Apple, Inc	56,887,468
19,209	*	Arris Group, Inc	230,508
17,844	*	Arrow Electronics, Inc	620,079
13,644	*	Aruba Networks, Inc	313,130

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,281	*	Avid Technology, Inc	$56,038
23,735	*	Avnet, Inc	695,436
7,237		AVX Corp	100,739
2,914	*	AX Holding Corp	41,670
1,273		Bel Fuse, Inc (Class B)	24,212
9,039	*	Benchmark Electronics, Inc	132,421
4,790	*	BigBand Networks, Inc	9,341
3,290		Black Box Corp	93,732
6,769	*	Blue Coat Systems, Inc	136,395
8,755	*	Bookham, Inc	41,149
9,874	*	Brightpoint, Inc	89,755
76,158	*	Brocade Communications Systems, Inc	417,346
5,829	*	Calix Networks, Inc	106,904
5,790	*	Checkpoint Systems, Inc	90,903
14,633	*	Ciena Corp	226,226
867,776		Cisco Systems, Inc	13,858,382
6,419		Cognex Corp	217,925
4,080	*	Coherent, Inc	195,962
1,044		Communications Systems, Inc	18,667
3,983		Comtech Telecommunications Corp	107,342
248,313		Corning, Inc	3,950,661
6,459	*	Cray, Inc	39,012
5,228		CTS Corp	51,391
5,267		Daktronics, Inc	52,301
1,723		DDi Corp	14,180
259,136	*	Dell, Inc	4,208,369
4,253	*	DG FastChannel, Inc	120,190
10,023		Diebold, Inc	303,096
3,355	*	Digi International, Inc	47,943
8,181	*	Dolby Laboratories, Inc (Class A)	346,547
9,079	*	Dot Hill Systems Corp	20,519
2,791	*	DTS, Inc	96,904
4,401	*	Echelon Corp	36,484
6,057	*	EchoStar Corp (Class A)	202,667
2,854		Electro Rent Corp	46,121
3,793	*	Electro Scientific Industries, Inc	72,864
7,077	*	Electronics for Imaging, Inc	121,795
2,460	*	eMagin Corp	10,947
325,569	*	EMC Corp	8,490,840
13,926	*	EMCORE Corp	36,486
2,562	*	EMS Technologies, Inc	84,239
13,448	*	Emulex Corp	113,636
13,872	*	Extreme Networks, Inc	47,026
12,499	*	F5 Networks, Inc	1,168,406
3,136	*	Fabrinet	48,294
2,570	*	FARO Technologies, Inc	104,753
5,985	*	FEI Co	197,744
15,909	*	Finisar Corp	271,089
24,663		Flir Systems, Inc	677,246
3,514	*	Gerber Scientific, Inc	38,724
3,440	*	Globecomm Systems, Inc	48,022
4,061	*	GSI Group, Inc	45,605

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,711	*	Harmonic, Inc	$96,171
19,677		Harris Corp	784,522
8,357	*	Harris Stratex Networks, Inc (Class A)	32,342
341,937		Hewlett-Packard Co	12,022,505
6,383	*	Hypercom Corp	51,766
4,526	*	Imation Corp	37,656
5,014	*	Immersion Corp	45,878
16,220	*	Infinera Corp	104,295
24,810	*	Ingram Micro, Inc (Class A)	460,226
7,227	*	Insight Enterprises, Inc	121,630
7,043		InterDigital, Inc	480,685
9,103	*	Intermec, Inc	98,130
3,187	*	Intevac, Inc	29,002
4,324	*	IPG Photonics Corp	260,262
6,060	*	Itron, Inc	260,822
5,980	*	Ixia	59,800
29,727		Jabil Circuit, Inc	544,301
35,055	*	JDS Uniphase Corp	460,973
84,601	*	Juniper Networks, Inc	1,978,816
6,817	*	Kemet Corp	83,167
1,929	*	KVH Industries, Inc	18,461
2,605	*	LeCroy Corp	26,493
12,203	*	Lexmark International, Inc (Class A)	409,655
3,513		Littelfuse, Inc	179,479
1,704	*	Loral Space & Communications, Inc	111,237
4,326	*	Maxwell Technologies, Inc	72,980
2,568	*	Measurement Specialties, Inc	83,871
6,850	*	Mercury Computer Systems, Inc	115,012
1,710	*	Meru Networks, Inc	14,689
5,733		Methode Electronics, Inc	60,655
18,854	*	Microvision, Inc	20,551
21,526		Molex, Inc	505,430
40,986	*	Motorola Mobility Holdings, Inc	917,267
47,409	*	Motorola, Inc	2,128,189
2,968		MTS Systems Corp	116,969
1,582	*	Multi-Fineline Electronix, Inc	32,130
14,021		National Instruments Corp	362,303
24,549	*	NCR Corp	489,753
3,652	*	NeoPhotonics Corp Ltd	26,952
57,850	*	NetApp, Inc	2,749,032
5,646	*	Netgear, Inc	185,810
5,827	*	Newport Corp	90,552
3,784	*	Novatel Wireless, Inc	19,412
1,515	*	Numerex Corp	10,999
7,827	*	OCZ Technology Group, Inc	58,781
2,897	*	Oplink Communications, Inc	48,901
12,918	*	OpNext, Inc	24,415
5,659	*	Orbcomm, Inc	16,807
2,734	*	OSI Systems, Inc	112,887
2,895		Park Electrochemical Corp	75,733
1,332	*	PC Connection, Inc	10,416
7,436		Plantronics, Inc	254,683

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,520	*	Plexus Corp	$162,895
27,250	*	Polycom, Inc	736,568
11,144	*	Power-One, Inc	80,348
29,651	*	Powerwave Technologies, Inc	64,343
1,778	*	Procera Networks, Inc	19,754
17,003	*	QLogic Corp	257,936
263,381		Qualcomm, Inc	14,428,010
37,187	*	Quantum Corp	97,802
4,749	*	Rackable Systems, Inc	67,768
3,200	*	Radisys Corp	25,408
2,127		Richardson Electronics Ltd	31,543
2,264		Rimage Corp	33,552
23,711	*	Riverbed Technology, Inc	678,846
4,146	*	Rofin-Sinar Technologies, Inc	130,101
2,746	*	Rogers Corp	133,126
36,831	*	SanDisk Corp	1,566,422
13,155	*	Sanmina-SCI Corp	149,967
4,184	*	Scansource, Inc	154,599
5,816	*	SCM Microsystems, Inc	12,330
4,433	*	Seachange International, Inc	42,379
7,280	*	ShoreTel, Inc	62,026
11,262	*	Smart Modular Technologies WWH, Inc	101,358
32,434	*	Sonus Networks, Inc	96,005
6,335	*	STEC, Inc	64,427
3,289	*	Stratasys, Inc	83,870
4,205	*	Super Micro Computer, Inc	59,248
2,670		Sycamore Networks, Inc	52,599
5,168	*	Symmetricom, Inc	29,303
5,332	*	Synaptics, Inc	131,007
3,888	*	SYNNEX Corp	110,108
6,859	*	Tech Data Corp	320,110
6,625		Technitrol, Inc	27,693
12,641	*	Tekelec	99,232
57,942		Tellabs, Inc	239,880
18,853	*	Trimble Navigation Ltd	670,790
8,193	*	TTM Technologies, Inc	113,473
5,929	*	Universal Display Corp	177,336
2,612	*	Veraz Networks, Inc	9,691
5,627	*	Viasat, Inc	252,821
624	*	Viasystems Group, Inc	14,003
23,574	*	Vishay Intertechnology, Inc	324,614
1,739	*	Vishay Precision Group, Inc	29,650
8,226	*	Westell Technologies, Inc	23,444
36,921	*	Western Digital Corp	1,272,298
217,913		Xerox Corp	2,033,128
3,470	*	X-Rite, Inc	16,864
4,217	*	Xyratex Ltd	40,188
8,451	*	Zebra Technologies Corp (Class A)	338,040
1,695	*	Zygo Corp	20,340

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	151,403,134

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.6%
9,376	*	8x8, Inc	$36,566
4,168		AboveNet, Inc	253,790
6,255		Alaska Communications Systems Group, Inc	45,224
63,446	*	American Tower Corp (Class A)	3,332,819
931,453		AT&T, Inc	27,254,315
1,348		Atlantic Tele-Network, Inc	50,914
3,823	*	Cbeyond Communications, Inc	42,932
95,893		CenturyTel, Inc	3,558,589
30,375	*	Cincinnati Bell, Inc	105,098
26,229	*	Clearwire Corp (Class A)	56,917
7,155	*	Cogent Communications Group, Inc	107,826
4,743		Consolidated Communications Holdings, Inc	85,469
44,804	*	Crown Castle International Corp	1,944,494
3,340	*	Fairpoint Communications, Inc	25,384
153,743		Frontier Communications Corp	1,151,535
6,578	*	General Communication, Inc (Class A)	74,660
4,501	*	Global Crossing Ltd	154,969
22,704	*	Globalstar, Inc	22,704
2,156	*	HickoryTech Corp	23,026
23,165	*	ICO Global Communications Holdings Ltd	64,862
1,924		IDT Corp (Class B)	46,426
4,930	*	inContact, Inc	23,270
6,723	*	Iridium Communications, Inc	57,347
9,253	*	Leap Wireless International, Inc	124,545
259,391	*	Level 3 Communications, Inc	565,472
42,132	*	MetroPCS Communications, Inc	685,909
4,748	*	Neutral Tandem, Inc	72,787
26,861	*	NII Holdings, Inc (Class B)	1,137,563
4,242		NTELOS Holdings Corp	82,380
17,591	*	PAETEC Holding Corp	77,752
8,219	*	Premiere Global Services, Inc	69,533
17,783	*	SBA Communications Corp (Class A)	678,777
3,705		Shenandoah Telecom Co	58,761
471,887	*	Sprint Nextel Corp	1,996,082
2,233	*	SureWest Communications	29,297
13,973		Telephone & Data Systems, Inc	396,274
5,339	*	Towerstream Corp	23,011
24,676	*	tw telecom inc (Class A)	487,351
3,738	*	US Cellular Corp	165,182
3,068		USA Mobility, Inc	50,653
446,506		Verizon Communications, Inc	15,757,197
18,547	*	Vonage Holdings Corp	74,373
81,778		Windstream Corp	998,509

		TOTAL TELECOMMUNICATION SERVICES	62,050,544

TRANSPORTATION - 1.8%
8,027	*	Air Transport Services Group, Inc	39,974
5,187	*	Alaska Air Group, Inc	317,029
6,234		Alexander & Baldwin, Inc	300,541
1,233		Allegiant Travel Co	53,056
1,268	*	Amerco, Inc	114,298
50,156	*	AMR Corp	212,661

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,476		Arkansas Best Corp	$83,633
4,057	*	Atlas Air Worldwide Holdings, Inc	212,546
16,320	*	Avis Budget Group, Inc	246,595
2,328		Baltic Trading Ltd	12,781
3,700	*	Celadon Group, Inc	50,616
25,634		CH Robinson Worldwide, Inc	1,853,595
9,049		Con-Way, Inc	331,374
5,465		Copa Holdings S.A. (Class A)	358,559
1,382	*	Covenant Transportation Group, Inc	8,112
174,448		CSX Corp	4,286,187
130,729	*	Delta Air Lines, Inc	1,031,452
4,640	*	Dollar Thrifty Automotive Group, Inc	334,266
9,136	*	Eagle Bulk Shipping, Inc	21,561
10,669	*	Excel Maritime Carriers Ltd	27,526
32,833		Expeditors International Washington, Inc	1,566,791
49,899		FedEx Corp	4,335,225
4,556		Forward Air Corp	141,965
5,317	*	Genco Shipping & Trading Ltd	33,284
6,675	*	Genesee & Wyoming, Inc (Class A)	367,392
7,832	*	Hawaiian Holdings, Inc	36,810
7,777		Heartland Express, Inc	119,144
37,721	*	Hertz Global Holdings, Inc	530,734
6,080	*	Hub Group, Inc (Class A)	215,718
800		International Shipholding Corp	16,472
13,709		J.B. Hunt Transport Services, Inc	620,195
37,934	*	JetBlue Airways Corp	181,704
16,988	*	Kansas City Southern Industries, Inc	1,008,238
8,167	*	Kirby Corp	476,300
9,756		Knight Transportation, Inc	153,559
7,411		Landstar System, Inc	332,383
2,800		Marten Transport Ltd	57,596
55,806		Norfolk Southern Corp	4,224,514
7,318	*	Old Dominion Freight Line	271,132
5,364	*	Pacer International, Inc	28,644
1,271	*	Park-Ohio Holdings Corp	24,162
911	*	Patriot Transportation Holding, Inc	21,108
3,540	*	Quality Distribution, Inc	40,710
3,074	*	RailAmerica, Inc	45,741
7,931	*	Republic Airways Holdings, Inc	34,341
1,466	*	Roadrunner Transportation Services Holdings, Inc	22,620
7,938		Ryder System, Inc	447,068
2,640	*	Saia, Inc	39,785
8,852		Skywest, Inc	113,837
124,556		Southwest Airlines Co	1,240,578
4,942	*	Spirit Airlines, Inc	64,740
12,249	*	Swift Transportation Co, Inc	138,904
51,280	*	UAL Corp	929,194
3,322	*	Ultrapetrol Bahamas Ltd	15,447
77,465		Union Pacific Corp	7,938,614
116,043		United Parcel Service, Inc (Class B)	8,032,496
1,485	*	Universal Truckload Services, Inc	23,612
25,774	*	US Airways Group, Inc	160,830

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,221		UTI Worldwide, Inc	$262,294
7,066		Werner Enterprises, Inc	166,404
1,567	*	Zipcar, Inc	36,480

		TOTAL TRANSPORTATION	44,413,127

UTILITIES - 3.4%
101,402	*	AES Corp	1,248,258
12,452		AGL Resources, Inc	508,042
5,045		Allete, Inc	203,061
17,321		Alliant Energy Corp	682,621
38,592		Ameren Corp	1,112,221
75,264		American Electric Power Co, Inc	2,774,231
2,633		American States Water Co	90,022
27,913		American Water Works Co, Inc	781,564
21,398		Aqua America, Inc	452,568
832		Artesian Resources Corp	15,142
10,388		Atlantic Power Corp	162,157
14,892		Atmos Energy Corp	497,840
8,950		Avista Corp	225,630
6,087		Black Hills Corp	181,880
1,229	*	Cadiz, Inc	13,249
6,746		California Water Service Group	123,519
54,215	*	Calpine Corp	880,994
66,062		Centerpoint Energy, Inc	1,293,494
2,050		Central Vermont Public Service Corp	71,935
2,833		CH Energy Group, Inc	144,681
1,823		Chesapeake Utilities Corp	70,386
10,854		Cleco Corp	376,851
39,192		CMS Energy Corp	750,135
1,994		Connecticut Water Service, Inc	50,508
46,469		Consolidated Edison, Inc	2,444,269
1,590		Consolidated Water Co, Inc	14,342
28,789		Constellation Energy Group, Inc	1,117,877
90,550		Dominion Resources, Inc	4,387,147
19,359		DPL, Inc	585,610
26,966		DTE Energy Co	1,343,985
210,267		Duke Energy Corp	3,910,966
13,754	*	Dynegy, Inc (Class A)	78,673
50,444		Edison International	1,920,403
7,670	*	El Paso Electric Co	256,562
6,583		Empire District Electric Co	134,359
28,099		Entergy Corp	1,877,013
103,589		Exelon Corp	4,565,167
64,611		FirstEnergy Corp	2,884,881
22,753		Great Plains Energy, Inc	458,928
14,353		Hawaiian Electric Industries, Inc	335,860
8,841		Idacorp, Inc	346,656
12,502		Integrys Energy Group, Inc	627,725
8,513		ITC Holdings Corp	598,123
3,910		Laclede Group, Inc	145,648
29,127		MDU Resources Group, Inc	627,978
3,971		MGE Energy, Inc	163,129

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,417		Middlesex Water Co	$44,207
12,771		National Fuel Gas Co	924,365
6,481		New Jersey Resources Corp	282,636
66,581		NextEra Energy, Inc	3,678,600
7,706		Nicor, Inc	421,518
41,677		NiSource, Inc	838,958
27,294		Northeast Utilities	927,996
4,575		Northwest Natural Gas Co	204,091
5,605		NorthWestern Corp	179,472
37,467	*	NRG Energy, Inc	918,691
16,851		NSTAR	747,005
37,894		NV Energy, Inc	562,347
15,293		OGE Energy Corp	765,262
16,558		Oneok, Inc	1,205,256
2,776		Ormat Technologies, Inc	57,907
5,102		Otter Tail Corp	106,020
713		Pennichuck Corp	20,356
35,290		Pepco Holdings, Inc	659,217
62,442		PG&E Corp	2,586,972
11,405		Piedmont Natural Gas Co, Inc	332,684
17,708		Pinnacle West Capital Corp	749,934
14,628		PNM Resources, Inc	219,713
11,941		Portland General Electric Co	295,898
89,207		PPL Corp	2,488,875
46,573		Progress Energy, Inc	2,176,822
78,177		Public Service Enterprise Group, Inc	2,560,297
25,819		Questar Corp	475,844
119,058	*	RRI Energy, Inc	463,136
18,893		SCANA Corp	740,417
37,152		Sempra Energy	1,883,235
2,135		SJW Corp	50,215
4,812		South Jersey Industries, Inc	243,006
133,580		Southern Co	5,281,752
6,820		Southwest Gas Corp	254,318
32,172		TECO Energy, Inc	596,147
17,460		UGI Corp	529,038
9,048		UIL Holdings Corp	288,903
6,769		Unisource Energy Corp	249,235
1,437		Unitil Corp	36,715
12,509		Vectren Corp	330,363
19,388		Westar Energy, Inc	500,404
8,221		WGL Holdings, Inc	319,057
37,342		Wisconsin Energy Corp	1,144,532
76,408		Xcel Energy, Inc	1,833,792
1,526		York Water Co	26,003

		TOTAL UTILITIES	80,737,501

		TOTAL COMMON STOCKS	2,339,625,177

		(Cost $2,009,405,330)

		TOTAL INVESTMENTS - 99.9%	2,339,625,177
		(Cost $2,009,405,330)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	3,501,968

		NET ASSETS - 100.0%	$2,343,127,145

		Abbreviation(s):
		REIT Real Estate Investment Trust
		SPDR Standard & Poor’s Depository Receipts

	*	Non-income producing.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 0.7%
390,754	*	Ford Motor Co	$4,771,107
26,565	*	Goodyear Tire & Rubber Co	429,556
24,093		Harley-Davidson, Inc	1,045,395
70,053		Johnson Controls, Inc	2,588,458

		TOTAL AUTOMOBILES & COMPONENTS	8,834,516

BANKS - 2.7%
70,445		BB&T Corp	1,809,028
20,687		Comerica, Inc	662,605
93,540		Fifth Third Bancorp	1,183,281
25,578		First Horizon National Corp	229,946
59,308		Hudson City Bancorp, Inc	489,291
89,442		Huntington Bancshares, Inc	540,677
97,468		Keycorp	783,643
13,038		M&T Bank Corp	1,124,397
40,713		People’s United Financial, Inc	516,241
54,252		PNC Financial Services Group, Inc	2,945,341
128,367		Regions Financial Corp	781,755
54,716		SunTrust Banks, Inc	1,339,995
198,209		US Bancorp	5,165,327
544,044		Wells Fargo & Co	15,200,588
18,746		Zions Bancorporation	410,537

		TOTAL BANKS	33,182,652

CAPITAL GOODS - 8.2%
73,099		3M Co	6,369,847
75,951		Boeing Co	5,352,266
66,160		Caterpillar, Inc	6,535,947
20,106		Cummins, Inc	2,108,717
56,031		Danaher Corp	2,751,682
43,365		Deere & Co	3,404,587
18,945		Dover Corp	1,145,604
34,840		Eaton Corp	1,670,578
77,552		Emerson Electric Co	3,807,028
30,272		Fastenal Co	1,018,653
5,706		Flowserve Corp	567,062
18,140		Fluor Corp	1,152,434
37,825		General Dynamics Corp	2,577,396
1,090,871		General Electric Co	19,537,500
12,751		Goodrich Corp	1,213,130
80,969		Honeywell International, Inc	4,299,454
51,589		Illinois Tool Works, Inc	2,569,132
33,755		Ingersoll-Rand plc	1,263,112
18,811		ITT Industries, Inc	1,003,379

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

12,639	*	Jacobs Engineering Group, Inc	$494,690
10,988		Joy Global, Inc	1,031,993
11,415		L-3 Communications Holdings, Inc	903,155
29,454		Lockheed Martin Corp	2,230,551
37,111		Masco Corp	391,521
29,613		Northrop Grumman Corp	1,791,883
36,915		Paccar, Inc	1,580,331
11,840		Pall Corp	587,027
16,363		Parker Hannifin Corp	1,293,004
14,842		Precision Castparts Corp	2,395,202
24,101	*	Quanta Services, Inc	446,351
37,246		Raytheon Co	1,666,014
15,065		Rockwell Automation, Inc	1,081,064
15,977		Rockwell Collins, Inc	880,173
9,763		Roper Industries, Inc	796,954
5,865		Snap-On, Inc	333,484
17,604		Stanley Works	1,157,815
29,731		Textron, Inc	687,678
48,076		Tyco International Ltd	2,129,286
94,152		United Technologies Corp	7,799,551
5,974		W.W. Grainger, Inc	886,362

		TOTAL CAPITAL GOODS	98,911,597

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
10,816		Avery Dennison Corp	341,245
12,551		Cintas Corp	408,535
5,053		Dun & Bradstreet Corp	366,595
12,253		Equifax, Inc	421,013
20,620		Iron Mountain, Inc	652,211
20,660		Pitney Bowes, Inc	445,223
20,606		R.R. Donnelley & Sons Co	387,599
31,435		Republic Services, Inc	912,558
15,005		Robert Half International, Inc	410,837
9,214	*	Stericycle, Inc	756,654
49,579		Waste Management, Inc	1,561,242

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,663,712

CONSUMER DURABLES & APPAREL - 1.0%
30,036		Coach, Inc	1,939,124
28,486		DR Horton, Inc	338,414
15,653		Fortune Brands, Inc	942,468
8,004		Harman International Industries, Inc	332,966
14,122		Hasbro, Inc	558,666
14,546		Leggett & Platt, Inc	315,648
15,735		Lennar Corp (Class A)	278,352
35,726		Mattel, Inc	952,455
28,839		Newell Rubbermaid, Inc	447,581
38,852		Nike, Inc (Class B)	3,502,507
6,566		Polo Ralph Lauren Corp (Class A)	886,870
40,483	*	Pulte Homes, Inc	278,118
8,921		VF Corp	1,041,973
7,958		Whirlpool Corp	550,932

		TOTAL CONSUMER DURABLES & APPAREL	12,366,074

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.0%
12,491	*	Apollo Group, Inc (Class A)	$634,918
44,202		Carnival Corp	1,471,927
3,266	*	Chipotle Mexican Grill, Inc (Class A)	1,060,078
13,928		Darden Restaurants, Inc	707,542
6,196		DeVry, Inc	385,019
30,677		H&R Block, Inc	458,928
29,632		International Game Technology	550,859
29,784		Marriott International, Inc (Class A)	967,980
106,732		McDonald’s Corp	9,230,183
77,128		Starbucks Corp	3,092,062
20,248		Starwood Hotels & Resorts Worldwide, Inc	1,112,830
17,256		Wyndham Worldwide Corp	596,885
7,813		Wynn Resorts Ltd	1,200,702
47,521		Yum! Brands, Inc	2,510,059

		TOTAL CONSUMER SERVICES	23,979,972

DIVERSIFIED FINANCIALS - 7.0%
107,282		American Express Co	5,368,391
25,127		Ameriprise Financial, Inc	1,359,371
1,042,332		Bank of America Corp	10,121,044
128,024		Bank of New York Mellon Corp	3,214,683
9,949		BlackRock, Inc	1,775,499
47,463		Capital One Financial Corp	2,268,731
102,285		Charles Schwab Corp	1,527,115
300,429		Citigroup, Inc	11,518,448
6,777		CME Group, Inc	1,959,841
55,288		Discover Financial Services	1,415,926
25,077	*	E*Trade Financial Corp	398,223
9,566		Federated Investors, Inc (Class B)	204,425
14,759		Franklin Resources, Inc	1,873,803
53,260		Goldman Sachs Group, Inc	7,188,501
7,766	*	IntercontinentalExchange, Inc	957,548
46,878		Invesco Ltd	1,039,754
19,506		Janus Capital Group, Inc	164,631
408,736		JPMorgan Chase & Co	16,533,370
15,337		Legg Mason, Inc	451,215
19,871		Leucadia National Corp	669,057
20,559		Moody’s Corp	732,106
153,166		Morgan Stanley	3,407,943
15,144	*	Nasdaq Stock Market, Inc	364,516
25,666		Northern Trust Corp	1,152,532
26,624		NYSE Euronext	890,839
53,607		SLM Corp	835,733
41,000		SPDR Trust Series 1	5,291,049
52,246		State Street Corp	2,166,642
27,007		T Rowe Price Group, Inc	1,533,998

		TOTAL DIVERSIFIED FINANCIALS	86,384,934

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

ENERGY - 12.7%
23,924	*	Alpha Natural Resources, Inc	$1,021,794
51,051		Anadarko Petroleum Corp	4,214,771
39,449		Apache Corp	4,880,631
44,714		Baker Hughes, Inc	3,459,969
11,028		Cabot Oil & Gas Corp	816,954
25,097	*	Cameron International Corp	1,403,926
68,003		Chesapeake Energy Corp	2,335,903
206,774		Chevron Corp	21,508,632
145,401		ConocoPhillips	10,467,419
23,037		Consol Energy, Inc	1,234,783
40,797	*	Denbury Resources, Inc	788,198
43,339	*	Devon Energy Corp	3,410,779
7,095		Diamond Offshore Drilling, Inc	481,254
78,408		El Paso Corp	1,611,284
27,670		EOG Resources, Inc	2,822,340
15,275		Equitable Resources, Inc	969,657
506,679		Exxon Mobil Corp	40,427,918
24,514	*	FMC Technologies, Inc	1,117,838
94,134		Halliburton Co	5,151,954
11,282		Helmerich & Payne, Inc	779,022
31,301		Hess Corp	2,145,997
73,701		Marathon Oil Corp	2,282,520
37,215	*	Marathon Petroleum Corp	1,629,645
20,298		Murphy Oil Corp	1,303,538
30,550	*	Nabors Industries Ltd	806,826
43,530		National Oilwell Varco, Inc	3,507,212
13,698	*	Newfield Exploration Co	923,519
25,515		Noble Corp	940,738
18,286		Noble Energy, Inc	1,822,748
83,619		Occidental Petroleum Corp	8,209,714
28,201		Peabody Energy Corp	1,620,711
11,764		Pioneer Natural Resources Co	1,093,934
18,057		Questar Market Resources, Inc	791,438
16,800		Range Resources Corp	1,094,688
12,677	*	Rowan Cos, Inc	496,558
139,579		Schlumberger Ltd	12,613,755
35,184	*	Southwestern Energy Co	1,567,799
66,412		Spectra Energy Corp	1,794,452
11,865		Sunoco, Inc	482,312
14,770	*	Tesoro Corp	358,763
59,404		Valero Energy Corp	1,492,228
60,114		Williams Cos, Inc	1,905,614

		TOTAL ENERGY	157,789,735

FOOD & STAPLES RETAILING - 2.3%
44,949		Costco Wholesale Corp	3,517,259
139,496		CVS Corp	5,070,680
61,720		Kroger Co	1,534,976
35,813		Safeway, Inc	722,348
22,120		Supervalu, Inc	190,232
60,618		Sysco Corp	1,854,305
94,189		Walgreen Co	3,677,139

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

196,463		Wal-Mart Stores, Inc	$10,355,564
15,844		Whole Foods Market, Inc	1,056,795

		TOTAL FOOD & STAPLES RETAILING	27,979,298

FOOD, BEVERAGE & TOBACCO - 6.0%
215,358		Altria Group, Inc	5,663,915
69,418		Archer Daniels Midland Co	2,108,919
11,116		Brown-Forman Corp (Class B)	817,693
18,513		Campbell Soup Co	611,855
235,475		Coca-Cola Co	16,014,655
33,662		Coca-Cola Enterprises, Inc	946,239
41,579		ConAgra Foods, Inc	1,064,838
17,710	*	Constellation Brands, Inc (Class A)	361,107
18,258	*	Dean Foods Co	201,203
22,662		Dr Pepper Snapple Group, Inc	855,717
65,794		General Mills, Inc	2,457,406
33,501		H.J. Heinz Co	1,763,493
16,305		Hershey Co	920,254
14,220		Hormel Foods Corp	411,953
12,042		J.M. Smucker Co	938,313
26,197		Kellogg Co	1,461,269
180,838		Kraft Foods, Inc (Class A)	6,217,210
14,768		Lorillard, Inc	1,568,657
14,351		McCormick & Co, Inc	698,176
20,748		Mead Johnson Nutrition Co	1,480,785
16,266		Molson Coors Brewing Co (Class B)	732,783
162,594		PepsiCo, Inc	10,412,520
182,932		Philip Morris International, Inc	13,019,271
35,804		Reynolds American, Inc	1,260,301
59,345		Sara Lee Corp	1,134,083
29,616		Tyson Foods, Inc (Class A)	520,057

		TOTAL FOOD, BEVERAGE & TOBACCO	73,642,672

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
39,012		Aetna, Inc	1,618,608
27,643		AmerisourceBergen Corp	1,059,003
9,232		Bard (C.R.), Inc	911,014
58,768		Baxter International, Inc	3,418,535
22,780		Becton Dickinson & Co	1,904,636
154,220	*	Boston Scientific Corp	1,104,215
36,550		Cardinal Health, Inc	1,599,428
22,344	*	CareFusion Corp	589,658
15,339	*	Cerner Corp	1,019,890
27,608		Cigna Corp	1,374,050
16,192	*	Coventry Health Care, Inc	518,144
51,106		Covidien plc	2,595,674
10,039	*	DaVita, Inc	838,658
14,200		Dentsply International, Inc	538,038
12,191	*	Edwards Lifesciences Corp	869,828
54,542	*	Express Scripts, Inc	2,959,449
17,120		Humana, Inc	1,276,810
4,043	*	Intuitive Surgical, Inc	1,619,424

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

10,700	*	Laboratory Corp of America Holdings	$971,132
26,377		McKesson Corp	2,139,702
40,585	*	Medco Health Solutions, Inc	2,551,985
110,023		Medtronic, Inc	3,966,328
9,617		Patterson Cos, Inc	296,588
15,991		Quest Diagnostics, Inc	863,674
34,342		St. Jude Medical, Inc	1,596,903
34,022		Stryker Corp	1,848,755
55,771	*	Tenet Healthcare Corp	310,087
111,460		UnitedHealth Group, Inc	5,531,760
11,817	*	Varian Medical Systems, Inc	741,635
37,373		WellPoint, Inc	2,524,546
19,492	*	Zimmer Holdings, Inc	1,169,910

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	50,328,067

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
43,536		Avon Products, Inc	1,141,949
14,214		Clorox Co	1,017,580
50,299		Colgate-Palmolive Co	4,244,230
11,616		Estee Lauder Cos (Class A)	1,218,635
40,470		Kimberly-Clark Corp	2,645,119
287,113		Procter & Gamble Co	17,654,578

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	27,922,091

INSURANCE - 3.6%
34,944		ACE Ltd	2,340,549
47,789		Aflac, Inc	2,201,161
53,751		Allstate Corp	1,489,978
45,404	*	American International Group, Inc	1,303,095
34,646		AON Corp	1,667,166
10,064		Assurant, Inc	358,480
178,082	*	Berkshire Hathaway, Inc (Class B)	13,208,341
30,048		Chubb Corp	1,877,399
16,155		Cincinnati Financial Corp	441,516
55,478	*	Genworth Financial, Inc (Class A)	461,577
45,100		Hartford Financial Services Group, Inc	1,056,242
32,375		Lincoln National Corp	857,938
32,074		Loews Corp	1,278,790
55,713		Marsh & McLennan Cos, Inc	1,642,976
108,750		Metlife, Inc	4,481,587
32,855		Principal Financial Group	907,784
67,289		Progressive Corp	1,324,248
50,213		Prudential Financial, Inc	2,946,499
11,641		Torchmark Corp	470,180
42,635		Travelers Cos, Inc	2,350,468
31,425		UnumProvident Corp	766,456
32,116		XL Capital Ltd	659,020

		TOTAL INSURANCE	44,091,450

MATERIALS - 3.5%
22,007		Air Products & Chemicals, Inc	1,952,681
7,456		Airgas, Inc	512,227

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

11,535		AK Steel Holding Corp	$140,150
108,162		Alcoa, Inc	1,593,226
11,045		Allegheny Technologies, Inc	642,709
17,544		Ball Corp	680,707
10,828		Bemis Co, Inc	342,165
7,539		CF Industries Holdings, Inc	1,170,957
14,719		Cleveland-Cliffs, Inc	1,322,061
120,947		Dow Chemical Co	4,217,422
95,544		Du Pont (E.I.) de Nemours & Co	4,912,872
7,167		Eastman Chemical Co	692,261
23,653		Ecolab, Inc	1,182,650
7,203		FMC Corp	630,767
97,457		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,161,323
8,439		International Flavors & Fragrances, Inc	516,214
44,495		International Paper Co	1,321,502
16,859		MeadWestvaco Corp	524,989
55,145		Monsanto Co	4,052,055
50,909		Newmont Mining Corp	2,831,049
32,028		Nucor Corp	1,245,569
16,254	*	Owens-Illinois, Inc	376,605
16,252		PPG Industries, Inc	1,368,418
31,287		Praxair, Inc	3,242,585
15,857		Sealed Air Corp	341,401
8,899		Sherwin-Williams Co	686,736
12,482		Sigma-Aldrich Corp	837,542
9,489		Titanium Metals Corp	168,809
14,802		United States Steel Corp	591,932
13,353		Vulcan Materials Co	457,874

		TOTAL MATERIALS	43,717,458

MEDIA - 3.2%
23,595		Cablevision Systems Corp (Class A)	574,774
68,158		CBS Corp (Class B)	1,865,484
284,562		Comcast Corp (Class A)	6,835,179
79,131	*	DIRECTV	4,010,359
28,826	*	Discovery Communications, Inc (Class A)	1,147,275
24,422		Gannett Co, Inc	311,625
49,134		Interpublic Group of Cos, Inc	482,005
31,187		McGraw-Hill Cos, Inc	1,297,379
235,113		News Corp (Class A)	3,766,510
28,907		Omnicom Group, Inc	1,356,316
8,945		Scripps Networks Interactive (Class A)	414,511
34,922		Time Warner Cable, Inc	2,560,132
110,401		Time Warner, Inc	3,881,699
60,398		Viacom, Inc (Class B)	2,924,471
194,439		Walt Disney Co	7,509,235
545		Washington Post Co (Class B)	219,254

		TOTAL MEDIA	39,156,208

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
159,887		Abbott Laboratories	8,205,401
35,137	*	Agilent Technologies, Inc	1,481,376

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

31,186		Allergan, Inc	$2,535,734
95,649	*	Amgen, Inc	5,232,000
24,894	*	Biogen Idec, Inc	2,535,952
175,508		Bristol-Myers Squibb Co	5,030,059
48,021	*	Celgene Corp	2,847,645
8,200	*	Cephalon, Inc	655,508
104,813		Eli Lilly & Co	4,014,338
29,200	*	Forest Laboratories, Inc	1,082,152
80,714	*	Gilead Sciences, Inc	3,419,045
17,091	*	Hospira, Inc	873,692
281,954		Johnson & Johnson	18,267,799
18,267	*	Life Technologies Corp	822,563
317,500		Merck & Co, Inc	10,836,275
44,323	*	Mylan Laboratories, Inc	1,009,678
12,343		PerkinElmer, Inc	301,910
812,719		Pfizer, Inc	15,636,714
39,640	*	Thermo Electron Corp	2,381,967
9,218	*	Waters Corp	810,170
12,765	*	Watson Pharmaceuticals, Inc	856,914

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	88,836,892

REAL ESTATE - 1.8%
46,756		AMB Property Corp	1,665,916
13,164		Apartment Investment & Management Co (Class A)	359,377
9,192		AvalonBay Communities, Inc	1,233,474
14,985		Boston Properties, Inc	1,608,790
30,001	*	CB Richard Ellis Group, Inc (Class A)	654,022
30,104		Equity Residential	1,861,029
41,068		HCP, Inc	1,508,428
17,984		Health Care REIT, Inc	949,196
72,801		Host Marriott Corp	1,153,896
41,630		Kimco Realty Corp	792,219
16,274		Plum Creek Timber Co, Inc	621,992
14,602		Public Storage, Inc	1,746,837
30,141		Simon Property Group, Inc	3,632,292
28,986		Ventas, Inc	1,569,012
17,016		Vornado Realty Trust	1,591,847
54,375		Weyerhaeuser Co	1,086,956

		TOTAL REAL ESTATE	22,035,283

RETAILING - 3.7%
9,412		Abercrombie & Fitch Co (Class A)	688,205
36,587	*	Amazon.com, Inc	8,141,339
6,325	*	Autonation, Inc	237,883
2,563	*	Autozone, Inc	731,608
25,309	*	Bed Bath & Beyond, Inc	1,480,323
32,711		Best Buy Co, Inc	902,824
8,891	*	Big Lots, Inc	309,674
23,102	*	Carmax, Inc	738,571
21,700		Expedia, Inc	687,673
12,642		Family Dollar Stores, Inc	671,417
14,247	*	GameStop Corp (Class A)	335,944

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

39,610		Gap, Inc	$764,077
16,171		Genuine Parts Co	859,650
163,802		Home Depot, Inc	5,721,605
21,689		JC Penney Co, Inc	667,154
29,513		Kohl’s Corp	1,614,656
25,661		Limited Brands, Inc	971,525
132,536		Lowe’s Cos, Inc	2,860,127
43,179		Macy’s, Inc	1,246,578
4,596	*	NetFlix, Inc	1,222,490
17,328		Nordstrom, Inc	869,172
13,997	*	O’Reilly Automotive, Inc	832,822
5,109	*	Priceline.com, Inc	2,746,854
11,961		Ross Stores, Inc	906,285
4,381	*	Sears Holdings Corp	305,224
73,010		Staples, Inc	1,172,541
70,782		Target Corp	3,644,565
13,284		Tiffany & Co	1,057,274
40,081		TJX Companies, Inc	2,216,479
14,221	*	Urban Outfitters, Inc	462,751

		TOTAL RETAILING	45,067,290

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
59,882	*	Advanced Micro Devices, Inc	439,534
33,695		Altera Corp	1,377,452
30,301		Analog Devices, Inc	1,042,354
134,262		Applied Materials, Inc	1,654,108
48,405		Broadcom Corp (Class A)	1,794,373
5,495	*	First Solar, Inc	649,674
545,382		Intel Corp	12,178,380
16,835		Kla-Tencor Corp	670,370
23,182		Linear Technology Corp	679,233
63,114	*	LSI Logic Corp	464,519
29,086	*	MEMC Electronic Materials, Inc	215,818
19,292		Microchip Technology, Inc	651,105
94,193	*	Micron Technology, Inc	694,202
25,837		National Semiconductor Corp	638,691
9,502	*	Novellus Systems, Inc	294,942
62,452	*	Nvidia Corp	863,711
18,441	*	Teradyne, Inc	248,769
118,965		Texas Instruments, Inc	3,539,209
26,541		Xilinx, Inc	851,966

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	28,948,410

SOFTWARE & SERVICES - 9.0%
66,801		Accenture plc	3,950,611
51,594	*	Adobe Systems, Inc	1,430,186
18,869	*	Akamai Technologies, Inc	457,007
23,439	*	Autodesk, Inc	806,302
51,410		Automatic Data Processing, Inc	2,647,101
18,242	*	BMC Software, Inc	788,419
39,169		CA, Inc	873,469
19,731	*	Citrix Systems, Inc	1,421,421

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

30,930	*	Cognizant Technology Solutions Corp (Class A)	$2,161,079
15,342		Computer Sciences Corp	541,266
23,279	*	Compuware Corp	224,875
117,511	*	eBay, Inc	3,848,485
33,485	*	Electronic Arts, Inc	745,041
28,332		Fidelity National Information Services, Inc	850,527
14,769	*	Fiserv, Inc	891,457
25,855	*	Google, Inc (Class A)	15,608,404
124,582		International Business Machines Corp	22,655,236
28,700	*	Intuit, Inc	1,340,290
9,747		Mastercard, Inc (Class A)	2,955,778
763,300		Microsoft Corp	20,914,420
16,963	*	Monster Worldwide, Inc	199,146
400,817		Oracle Corp	12,256,984
32,760		Paychex, Inc	924,815
19,732	*	Red Hat, Inc	830,323
29,163	*	SAIC, Inc	467,483
12,403	*	Salesforce.com, Inc	1,794,838
77,304	*	Symantec Corp	1,473,414
17,235	*	Teradata Corp	947,236
16,316		Total System Services, Inc	303,641
17,575		VeriSign, Inc	548,516
49,386		Visa, Inc (Class A)	4,224,477
65,317		Western Union Co	1,267,803
136,256	*	Yahoo!, Inc	1,784,954

		TOTAL SOFTWARE & SERVICES	112,135,004

TECHNOLOGY HARDWARE & EQUIPMENT - 7.0%
17,837		Amphenol Corp (Class A)	872,051
95,117	*	Apple, Inc	37,141,287
565,788		Cisco Systems, Inc	9,035,634
162,033		Corning, Inc	2,577,944
170,137	*	Dell, Inc	2,763,025
211,866	*	EMC Corp	5,525,465
8,631	*	F5 Networks, Inc	806,826
16,160		Flir Systems, Inc	443,754
12,990		Harris Corp	517,911
213,367		Hewlett-Packard Co	7,501,984
19,489		Jabil Circuit, Inc	356,844
26,317	*	JDS Uniphase Corp	346,069
54,449	*	Juniper Networks, Inc	1,273,562
7,835	*	Lexmark International, Inc (Class A)	263,021
14,571		Molex, Inc	342,127
30,174	*	Motorola Mobility Holdings, Inc	675,294
35,130	*	Motorola, Inc	1,576,986
37,214	*	NetApp, Inc	1,768,409
171,739		Qualcomm, Inc	9,407,863
25,142	*	SanDisk Corp	1,069,289
38,322		Tellabs, Inc	158,653
23,742	*	Western Digital Corp	818,149
143,335		Xerox Corp	1,337,316

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	86,579,463

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.9%
41,188	*	American Tower Corp (Class A)	$2,163,606
609,138		AT&T, Inc	17,823,379
63,267		CenturyTel, Inc	2,347,838
101,801		Frontier Communications Corp	762,489
27,458	*	MetroPCS Communications, Inc	447,016
303,262	*	Sprint Nextel Corp	1,282,798
291,014		Verizon Communications, Inc	10,269,884
54,205		Windstream Corp	661,843

		TOTAL TELECOMMUNICATION SERVICES	35,758,853

TRANSPORTATION - 1.9%
16,882		CH Robinson Worldwide, Inc	1,220,737
112,767		CSX Corp	2,770,685
21,681		Expeditors International Washington, Inc	1,034,617
31,972		FedEx Corp	2,777,727
36,793		Norfolk Southern Corp	2,785,230
5,160		Ryder System, Inc	290,611
81,403		Southwest Airlines Co	810,774
50,463		Union Pacific Corp	5,171,449
101,453		United Parcel Service, Inc (Class B)	7,022,578

		TOTAL TRANSPORTATION	23,884,408

UTILITIES - 3.4%
68,245	*	AES Corp	840,096
23,818		Ameren Corp	686,435
48,707		American Electric Power Co, Inc	1,795,340
42,304		Centerpoint Energy, Inc	828,312
25,833		CMS Energy Corp	494,444
30,375		Consolidated Edison, Inc	1,597,725
20,474		Constellation Energy Group, Inc	795,005
58,950		Dominion Resources, Inc	2,856,128
17,393		DTE Energy Co	866,867
137,473		Duke Energy Corp	2,556,998
33,043		Edison International	1,257,947
18,370		Entergy Corp	1,227,116
68,290		Exelon Corp	3,009,540
42,243		FirstEnergy Corp	1,886,150
8,832		Integrys Energy Group, Inc	443,455
43,561		NextEra Energy, Inc	2,406,745
4,699		Nicor, Inc	257,035
28,454		NiSource, Inc	572,779
18,839		Northeast Utilities	640,526
25,481	*	NRG Energy, Inc	624,794
11,100		Oneok, Inc	807,969
25,118		Pepco Holdings, Inc	469,204
41,212		PG&E Corp	1,707,413
12,227		Pinnacle West Capital Corp	517,813
59,404		PPL Corp	1,657,372
30,842		Progress Energy, Inc	1,441,555
51,307		Public Service Enterprise Group, Inc	1,680,304

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

11,881		SCANA Corp	$465,616
24,346		Sempra Energy	1,234,099
87,366		Southern Co	3,454,452
24,009		TECO Energy, Inc	444,887
23,771		Wisconsin Energy Corp	728,581
49,420		Xcel Energy, Inc	1,186,080

		TOTAL UTILITIES	41,438,782

		TOTAL COMMON STOCKS	1,219,634,821

		(Cost $1,178,213,163)

		TOTAL INVESTMENTS - 99.2%	1,219,634,821
		(Cost $1,178,213,163)
		OTHER ASSETS & LIABILITIES, NET - 0.8%	9,779,031

		NET ASSETS - 100.0%	$1,229,413,852

		Abbreviation(s):
		REIT Real Estate Investment Trust
		SPDR Standard & Poor’s Depository Receipts

	*	Non-income producing.

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.9%
48,289	*	American Axle & Manufacturing Holdings, Inc	$553,875
15,580	*	Amerigon, Inc (Class A)	262,056
45,227		Cooper Tire & Rubber Co	762,527
105,239	*	Dana Holding Corp	1,754,333
7,839	*	Dorman Products, Inc	280,087
14,072		Drew Industries, Inc	299,734
55,530	*	Exide Technologies	397,595
11,759	*	Fuel Systems Solutions, Inc	249,761
33,614	*	Modine Manufacturing Co	501,185
8,582	*	Motorcar Parts of America, Inc	110,794
3,652		Shiloh Industries, Inc	38,456
26,083		Spartan Motors, Inc	119,982
14,354		Standard Motor Products, Inc	203,827
18,634	*	Stoneridge, Inc	232,552
17,430		Superior Industries International, Inc	352,783
43,698	*	Tenneco, Inc	1,745,298
4,600	*	Tower International, Inc	79,212
20,738	*	Winnebago Industries, Inc	173,992

		TOTAL AUTOMOBILES & COMPONENTS	8,118,049

BANKS - 7.0%
11,114		1st Source Corp	256,178
19,523	*	1st United Bancorp, Inc	115,771
14,755		Abington Bancorp, Inc	146,222
3,530		Alliance Financial Corp	113,701
16,507	*	Ameris Bancorp	167,051
5,674		Ames National Corp	98,671
7,083		Arrow Financial Corp	170,700
62,834		Astoria Financial Corp	732,017
5,101		Bancfirst Corp	194,552
20,770		Banco Latinoamericano de Exportaciones S.A. (Class E)	367,421
2,923		Bancorp Rhode Island, Inc	128,232
60,142		Bancorpsouth, Inc	814,323
34,301		Bank Mutual Corp	127,257
4,158		Bank of Kentucky Financial Corp	99,293
3,927		Bank of Marin Bancorp	151,229
10,150		Bank of the Ozarks, Inc	527,293
14,300		BankFinancial Corp	116,545
11,743		Banner Corp	217,480
25,169	*	Beneficial Mutual Bancorp, Inc	197,073
12,264		Berkshire Hills Bancorp, Inc	268,827
5,626	*	BofI Holding, Inc	78,736
56,332		Boston Private Financial Holdings, Inc	390,381
4,763		Bridge Bancorp, Inc	99,261

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,473	*	Bridge Capital Holdings	$72,627
43,054		Brookline Bancorp, Inc	368,112
7,848		Bryn Mawr Bank Corp	157,902
5,599		Camden National Corp	179,000
7,650	*	Cape Bancorp, Inc	71,987
10,208	*	Capital Bank Corp	30,420
8,226		Capital City Bank Group, Inc	84,810
19,947		Cardinal Financial Corp	214,031
4,317	*	Cascade Bancorp	44,033
57,559		Cathay General Bancorp	797,768
8,770		Center Bancorp, Inc	88,051
24,692	*	Center Financial	152,103
21,732		Centerstate Banks of Florida, Inc	141,910
10,575	*	Central Pacific Financial Corp	142,551
2,420		Century Bancorp, Inc	65,413
4,875		Charter Financial Corp	47,239
19,835		Chemical Financial Corp	376,270
8,818		Citizens & Northern Corp	145,144
11,110		City Holding Co	347,410
6,948		Clifton Savings Bancorp, Inc	70,522
8,706		CNB Financial Corp	120,230
22,442		CoBiz, Inc	138,018
28,508		Columbia Banking System, Inc	502,026
17,289		Comerica, Inc	553,770
26,574		Community Bank System, Inc	668,602
10,164		Community Trust Bancorp, Inc	275,648
65,180		CVB Financial Corp	631,594
22,505		Dime Community Bancshares	316,195
88,663	*	Doral Financial Corp	155,160
11,406	*	Eagle Bancorp, Inc	153,867
5,579	*	Encore Bancshares, Inc	66,892
4,190	*	Enterprise Bancorp, Inc	66,998
11,655		Enterprise Financial Services Corp	162,587
9,031		ESB Financial Corp	120,835
8,176		ESSA Bancorp, Inc	94,024
7,042		Federal Agricultural Mortgage Corp (Class C)	142,248
10,038		Financial Institutions, Inc	168,337
10,989		First Bancorp (NC)	108,242
6,044		First Bancorp, Inc	89,028
55,664		First Busey Corp	288,896
76,154		First Commonwealth Financial Corp	391,432
10,971		First Community Bancshares, Inc	138,125
7,031	*	First Defiance Financial Corp	103,074
42,809		First Financial Bancorp	685,372
22,976		First Financial Bankshares, Inc	740,516
8,075		First Financial Corp	267,202
12,745		First Financial Holdings, Inc	105,911
9,271		First Interstate Bancsystem, Inc	124,046
18,658		First Merchants Corp	166,989
53,605		First Midwest Bancorp, Inc	638,972
5,602		First of Long Island Corp	148,845
6,154		First Pactrust Bancorp, Inc	91,079

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

79,450		FirstMerit Corp	$1,160,765
141,034	*	Flagstar Bancorp, Inc	102,969
22,513		Flushing Financial Corp	277,360
91,750		FNB Corp	917,500
10,535		Fox Chase Bancorp, Inc	140,853
9,993	*	Franklin Financial Corp	120,416
9,410		German American Bancorp, Inc	157,806
52,257		Glacier Bancorp, Inc	686,657
7,020		Great Southern Bancorp, Inc	128,185
7,105	*	Hampton Roads Bankshares, Inc	51,795
55,142		Hancock Holding Co	1,816,928
109,232	*	Hanmi Financial Corp	115,786
9,101		Heartland Financial USA, Inc	146,071
15,044	*	Heritage Commerce Corp	75,070
11,288		Heritage Financial Corp	147,083
15,982		Home Bancshares, Inc	376,696
11,392		Home Federal Bancorp, Inc	121,780
10,259		Hudson Valley Holding Corp	220,363
19,578		IBERIABANK Corp	997,891
15,477		Independent Bank Corp	410,914
38,501		International Bancshares Corp	647,587
33,477	*	Investors Bancorp, Inc	463,322
9,601		Kearny Financial Corp	89,961
15,977		Lakeland Bancorp, Inc	158,971
11,724		Lakeland Financial Corp	264,376
14,736		MainSource Financial Group, Inc	136,161
39,329		MB Financial, Inc	794,053
3,763		Merchants Bancshares, Inc	99,494
6,569	*	Meridian Interstate Bancorp, Inc	87,893
135,852	*	MGIC Investment Corp	540,691
5,877		Midsouth Bancorp, Inc	79,516
27,421	*	Nara Bancorp, Inc	220,191
5,048		National Bankshares, Inc	130,390
90,717		National Penn Bancshares, Inc	729,365
25,645		NBT Bancorp, Inc	565,216
13,236		Northfield Bancorp, Inc	181,333
76,706		Northwest Bancshares, Inc	942,718
10,104		OceanFirst Financial Corp	135,899
53,848	*	Ocwen Financial Corp	694,102
68,010		Old National Bancorp	693,702
8,890	*	OmniAmerican Bancorp, Inc	130,150
32,982		Oriental Financial Group, Inc	409,636
41,314		Oritani Financial Corp	534,603
4,889		Orrstown Financial Services, Inc	92,451
2,186	*	Pacific Capital Bancorp	65,536
13,889		Pacific Continental Corp	136,668
22,355		PacWest Bancorp	443,747
9,163		Park National Corp	564,807
20,599	*	Park Sterling Bank	96,609
2,710		Penns Woods Bancorp, Inc	96,286
10,274	*	Pennsylvania Commerce Bancorp, Inc	117,843
7,887		Peoples Bancorp, Inc	94,092

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,886		People’s United Financial, Inc	$150,714
25,206	*	Pinnacle Financial Partners, Inc	384,392
109,958	*	PMI Group, Inc	109,958
43,410		PrivateBancorp, Inc	511,804
33,966		Prosperity Bancshares, Inc	1,410,608
43,707		Provident Financial Services, Inc	605,779
28,049		Provident New York Bancorp	211,489
96,288		Radian Group, Inc	305,233
18,161		Renasant Corp	277,863
7,036		Republic Bancorp, Inc (Class A)	127,422
21,100		Rockville Financial, Inc	214,165
5,766		Roma Financial Corp	56,334
20,270		S&T Bancorp, Inc	385,535
8,630		S.Y. Bancorp, Inc	195,987
17,211		Sandy Spring Bancorp, Inc	307,561
10,222		SCBT Financial Corp	299,300
52,467	*	Seacoast Banking Corp of Florida	82,898
7,949		Sierra Bancorp	91,572
30,069	*	Signature Bank	1,778,881
12,630		Simmons First National Corp (Class A)	305,141
11,997		Southside Bancshares, Inc	237,901
14,106	*	Southwest Bancorp, Inc	87,457
11,379		State Bancorp, Inc	147,927
22,729	*	State Bank & Trust Co	333,434
16,290		StellarOne Corp	202,648
22,415		Sterling Bancorp	211,822
19,381	*	Sterling Financial Corp	336,067
7,031		Suffolk Bancorp	85,216
27,094	*	Sun Bancorp, Inc	84,533
94,210		Susquehanna Bancshares, Inc	709,401
30,838	*	SVB Financial Group	1,881,734
6,631	*	Taylor Capital Group, Inc	52,650
8,665		Territorial Bancorp, Inc	180,925
26,560	*	Texas Capital Bancshares, Inc	725,885
20,796	*	The Bancorp, Inc	187,164
5,786		Tompkins Trustco, Inc	233,754
7,567		Tower Bancorp, Inc	200,450
17,089		TowneBank	223,182
9,685		Trico Bancshares	143,532
58,185		Trustco Bank Corp NY	268,815
46,429		Trustmark Corp	1,011,688
23,128		UMB Financial Corp	959,812
82,868		Umpqua Holdings Corp	941,380
14,669		Union Bankshares Corp	182,629
31,538		United Bankshares, Inc	752,497
15,105	*	United Community Banks, Inc	165,098
12,277		United Financial Bancorp, Inc	191,398
11,823		Univest Corp of Pennsylvania	175,808
24,911		ViewPoint Financial Group	324,341
15,606	*	Virginia Commerce Bancorp	99,410
7,680	*	Walker & Dunlop, Inc	99,302
10,627		Washington Banking Co	137,832

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,389		Washington Trust Bancorp, Inc	$236,661
51,878		Webster Financial Corp	1,059,349
16,948		WesBanco, Inc	348,281
10,920		West Bancorporation, Inc	108,872
13,637	*	West Coast Bancorp	222,010
20,963		Westamerica Bancorporation	983,794
50,148	*	Western Alliance Bancorp	352,540
20,943		Westfield Financial, Inc	169,638
41,095	*	Wilshire Bancorp, Inc	135,614
24,973		Wintrust Financial Corp	853,577
4,644		WSFS Financial Corp	184,413

		TOTAL BANKS	60,253,611

CAPITAL GOODS - 9.2%
30,271	*	3D Systems Corp	648,102
26,443		A.O. Smith Corp	1,096,590
63,060	*	A123 Systems, Inc	323,498
14,089		Aaon, Inc	319,539
28,380		AAR Corp	832,669
28,187	*	Accuride Corp	322,741
18,761		Aceto Corp	114,442
57,862	*	Active Power, Inc	97,787
50,061		Actuant Corp (Class A)	1,237,006
31,305		Acuity Brands, Inc	1,524,241
12,108	*	Aerovironment, Inc	349,074
40,509		Aircastle Ltd	463,828
4,849		Alamo Group, Inc	115,940
20,300		Albany International Corp (Class A)	539,371
19,449	*	Altra Holdings, Inc	432,546
11,160	*	Ameresco, Inc	150,214
6,790	*	American Railcar Industries, Inc	158,818
6,620		American Science & Engineering, Inc	537,081
33,128	*	American Superconductor Corp	242,497
6,324		American Woodmark Corp	105,105
6,707		Ameron International Corp	570,699
5,930		Ampco-Pittsburgh Corp	154,477
21,215		Apogee Enterprises, Inc	242,912
30,971		Applied Industrial Technologies, Inc	988,594
6,427	*	Argan, Inc	66,648
68,983	*	ArvinMeritor, Inc	931,271
14,600	*	Astec Industries, Inc	547,792
6,927	*	Astronics Corp	220,902
9,202		AZZ, Inc	460,376
11,038		Badger Meter, Inc	402,777
37,181		Barnes Group, Inc	905,357
33,347	*	Beacon Roofing Supply, Inc	712,959
34,009		Belden CDT, Inc	1,253,232
7,887	*	Berliner Communications, Inc	61,282
34,782	*	Blount International, Inc	578,425
34,332		Brady Corp (Class A)	1,016,227
36,438		Briggs & Stratton Corp	624,547
73,404	*	Broadwind Energy, Inc	96,893

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,692	*	Builders FirstSource, Inc	$75,192
8,747	*	CAI International, Inc	153,510
175,538	*	Capstone Turbine Corp	254,530
6,639		Cascade Corp	331,884
18,275	*	Ceradyne, Inc	592,293
20,983	*	Chart Industries, Inc	1,113,357
12,424		CIRCOR International, Inc	537,338
36,531		Clarcor, Inc	1,609,555
5,774	*	Coleman Cable, Inc	76,101
17,777	*	Colfax Corp	481,223
13,600	*	Columbus McKinnon Corp	223,720
28,570		Comfort Systems USA, Inc	298,271
20,786	*	Commercial Vehicle Group, Inc	220,332
11,813		Cubic Corp	573,403
33,914		Curtiss-Wright Corp	1,083,891
25,481	*	DigitalGlobe, Inc	665,564
12,049		Douglas Dynamics, Inc	183,024
8,128		Ducommun, Inc	178,816
6,070	*	DXP Enterprises, Inc	165,043
25,533	*	Dycom Industries, Inc	435,082
9,476		Dynamic Materials Corp	200,891
48,301	*,d	EMCOR Group, Inc	1,348,564
14,039		Encore Wire Corp	308,998
46,847	*	Ener1, Inc	40,288
31,088	*	Energy Recovery, Inc	95,440
36,289	*	EnerSys	1,160,522
14,991	*	EnPro Industries, Inc	693,184
19,161		ESCO Technologies, Inc	664,503
12,369	*	Essex Rental Corp	68,277
22,006	*	Esterline Technologies Corp	1,680,597
44,940		Federal Signal Corp	259,753
33,987	*	Flow International Corp	115,896
51,501	*	Force Protection, Inc	235,360
16,909		Franklin Electric Co, Inc	738,078
8,547	*	Freightcar America, Inc	210,940
89,778	*	FuelCell Energy, Inc	119,405
26,517	*	Furmanite Corp	207,893
44,442	*	GenCorp, Inc	251,542
18,007	*	Generac Holdings, Inc	334,030
16,310	*	GeoEye, Inc	651,748
21,745	*	Gibraltar Industries, Inc	223,539
11,396	*	Global Power Equipment Group, Inc	295,954
11,276		Gorman-Rupp Co	367,372
6,839		Graham Corp	134,592
27,926		Granite Construction, Inc	652,910
42,652		Great Lakes Dredge & Dock Corp	253,779
13,937	*	Greenbrier Cos, Inc	280,412
33,671	*	Griffon Corp	318,191
20,021	*	H&E Equipment Services, Inc	240,252
30,149		Heico Corp	1,575,586
71,721	*	Hexcel Corp	1,717,000
13,542		Houston Wire & Cable Co	215,453

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,659	*	Hurco Cos, Inc	$137,068
37,406	*	II-VI, Inc	936,272
28,534	*	Insituform Technologies, Inc (Class A)	572,107
12,194		Insteel Industries, Inc	139,743
23,946	*	Interline Brands, Inc	400,617
20,727		John Bean Technologies Corp	366,039
8,964	*	Kadant, Inc	235,843
18,873		Kaman Corp	672,256
23,784		Kaydon Corp	847,900
13,299	*	KEYW Holding Corp	148,417
24,745	*	Kratos Defense & Security Solutions, Inc	268,977
2,812		Lawson Products, Inc	52,500
14,279	*	Layne Christensen Co	418,517
7,146		LB Foster Co (Class A)	248,324
9,088		Lindsay Manufacturing Co	575,270
6,452	*	LMI Aerospace, Inc	148,331
13,808		LSI Industries, Inc	114,883
12,770	*	Lydall, Inc	154,262
39,617	*	Mastec, Inc	827,203
9,592		Met-Pro Corp	101,100
5,813	*	Michael Baker Corp	121,259
13,547	*	Middleby Corp	1,144,450
8,564		Miller Industries, Inc	140,278
32,829	*	Moog, Inc (Class A)	1,344,348
27,354		Mueller Industries, Inc	1,026,596
114,976		Mueller Water Products, Inc (Class A)	375,972
14,493	*	MYR Group, Inc	352,035
4,212		Nacco Industries, Inc (Class A)	382,787
3,501		National Presto Industries, Inc	356,192
13,609	*	NCI Building Systems, Inc	153,646
12,120	*	NN, Inc	142,774
6,814	*	Northwest Pipe Co	204,761
1,883		Omega Flex, Inc	24,423
41,983	*	Orbital Sciences Corp	727,146
19,545	*	Orion Marine Group, Inc	169,846
21,428		Perini Corp	338,134
12,275	*	Pike Electric Corp	107,897
12,571	*	PMFG, Inc	235,958
6,398	*	Powell Industries, Inc	246,579
13,913	*	PowerSecure International, Inc	95,304
1,801		Preformed Line Products Co	112,310
19,323		Primoris Services Corp	235,741
27,539		Quanex Building Products Corp	431,536
13,065		Raven Industries, Inc	690,224
15,879	*	RBC Bearings, Inc	602,926
28,456		Robbins & Myers, Inc	1,372,716
48,939	*	RSC Holdings, Inc	584,332
23,176	*	Rush Enterprises, Inc (Class A)	463,288
69,233	*	SatCon Technology Corp	130,158
8,464	*	Sauer-Danfoss, Inc	402,040
225		Seaboard Corp	588,375
8,281		SeaCube Container Leasing Ltd	120,157

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,050		Simpson Manufacturing Co, Inc	$850,414
9,054		Standex International Corp	291,448
11,937	*	Sterling Construction Co, Inc	152,794
14,478		Sun Hydraulics Corp	412,768
13,530		TAL International Group, Inc	418,618
46,650	*	Taser International, Inc	191,732
13,361	*	Tecumseh Products Co (Class A)	136,549
26,722	*	Teledyne Technologies, Inc	1,449,134
13,885		Tennant Co	594,417
7,204		Textainer Group Holdings Ltd	186,944
7,240	*	Thermon Group Holdings	101,360
30,849		Titan International, Inc	779,554
11,498	*	Titan Machinery, Inc	303,662
17,844		Tredegar Corp	340,107
11,244	*	Trex Co, Inc	237,024
18,474	*	Trimas Corp	442,822
25,892		Triumph Group, Inc	1,394,025
6,106		Twin Disc, Inc	232,028
44,656	*	United Rentals, Inc	1,027,535
14,087		Universal Forest Products, Inc	415,144
51,624	*	USG Corp	587,480
48,706	*	Valence Technology, Inc	58,934
14,178		Vicor Corp	199,484
49,943	*	Wabash National Corp	375,072
20,506		Watsco, Inc	1,213,545
21,845		Watts Water Technologies, Inc (Class A)	732,463
44,349		Woodward Governor Co	1,530,042
7,939	*	Xerium Technologies, Inc	129,723

		TOTAL CAPITAL GOODS	79,934,176

COMMERCIAL & PROFESSIONAL SERVICES - 3.9%
37,727		ABM Industries, Inc	848,858
30,667	*	Acacia Research (Acacia Technologies)	1,316,227
41,314	*	ACCO Brands Corp	354,061
16,379		Administaff, Inc	478,594
11,260	*	Advisory Board Co	602,860
13,281		American Ecology Corp	224,316
26,289	*	American Reprographics Co	179,554
23,469	*	APAC Customer Services, Inc	197,374
6,946	*	AT Cross Co	102,592
5,975		Barrett Business Services, Inc	89,147
34,175		Brink’s Co	1,019,781
17,396	*	Casella Waste Systems, Inc (Class A)	109,421
27,027	*	CBIZ, Inc	201,621
8,734		CDI Corp	113,193
40,603	*	Cenveo, Inc	235,091
33,798	*	Clean Harbors, Inc	1,782,844
780		Compx International, Inc	10,608
6,742	*	Consolidated Graphics, Inc	347,820
61,157	*	Coolbrands International, Inc	276,430
24,897		Corporate Executive Board Co	1,012,062
18,276	*	CoStar Group, Inc	1,073,897

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,434		Courier Corp	$71,441
8,076	*	CRA International, Inc	217,083
37,160		Deluxe Corp	874,746
21,599	*	Dolan Media Co	171,280
61,732	*	EnergySolutions, Inc	312,364
16,812	*	EnerNOC, Inc	281,433
18,690		Ennis, Inc	327,823
10,097	*	Exponent, Inc	422,156
10,236	*	Franklin Covey Co	114,643
30,389	*	FTI Consulting, Inc	1,102,816
14,705	*	Fuel Tech, Inc	93,524
13,497		G & K Services, Inc (Class A)	459,843
45,162	*	Geo Group, Inc	939,370
10,648	*	GP Strategies Corp	137,892
48,300		Healthcare Services Group	757,827
12,551		Heidrick & Struggles International, Inc	333,857
3,420	*	Heritage-Crystal Clean, Inc	68,537
42,175		Herman Miller, Inc	970,447
22,103	*	Higher One Holdings, Inc	438,745
18,722	*	Hill International, Inc	100,537
32,906		HNI Corp	688,064
23,999	*	Hudson Highland Group, Inc	143,754
16,248	*	Huron Consulting Group, Inc	525,948
14,219	*	ICF International, Inc	332,156
18,649	*	Innerworkings, Inc	136,697
37,686		Interface, Inc (Class A)	603,730
6,643		Intersections, Inc	129,007
19,423	*	Kelly Services, Inc (Class A)	303,970
24,393	*	Kforce, Inc	336,136
21,353		Kimball International, Inc (Class B)	128,118
34,146		Knoll, Inc	623,165
33,967	*	Korn/Ferry International	731,649
7,366	*	M&F Worldwide Corp	184,592
17,501		McGrath RentCorp	455,551
29,242	*	Metalico, Inc	160,246
19,625		Mine Safety Appliances Co	669,605
10,668	*	Mistras Group, Inc	181,996
27,279	*	Mobile Mini, Inc	575,860
8,073		Multi-Color Corp	217,406
36,188	*	Navigant Consulting, Inc	425,933
48,509	*	Odyssey Marine Exploration, Inc	143,102
26,424	*	On Assignment, Inc	269,525
18,243		Quad	614,059
33,533		Resources Connection, Inc	436,600
46,727		Rollins, Inc	892,018
6,909	*	RPX Corp	184,816
7,829		Schawk, Inc (Class A)	123,620
11,652	*	School Specialty, Inc	140,057
37,940	*	Spherion Corp	528,125
11,323	*	Standard Parking Corp	188,415
55,564		Steelcase, Inc (Class A)	551,751
29,950	*	SYKES Enterprises, Inc	578,035

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,710	*	Team, Inc	$366,743
45,668	*	Tetra Tech, Inc	1,004,695
9,305	*	TMS International Corp	115,196
12,784	*	TRC Cos, Inc	71,335
31,989	*	TrueBlue, Inc	480,155
10,297		Unifirst Corp	564,790
33,251		United Stationers, Inc	1,067,024
14,655		Viad Corp	303,798
3,152		VSE Corp	66,350
12,141	*	WCA Waste Corp	69,082

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	35,085,589

CONSUMER DURABLES & APPAREL - 3.4%
29,458		American Greetings Corp (Class A)	653,083
8,416	*	Arctic Cat, Inc	138,696
44,245	*	Ascena Retail Group, Inc	1,429,998
53,893	*	Beazer Homes USA, Inc	156,290
3,946		Blyth, Inc	249,624
64,689		Brunswick Corp	1,412,161
46,424		Callaway Golf Co	294,792
35,858	*	Carter’s, Inc	1,201,243
4,760	*	Cavco Industries, Inc	202,586
5,865		Cherokee, Inc	93,019
9,597	*	Clarus Corp	80,711
8,770		Columbia Sportswear Co	503,398
61,835	*	CROCS, Inc	1,937,291
5,065		CSS Industries, Inc	100,490
4,922	*	Delta Apparel, Inc	96,816
194,708	*	Eastman Kodak Co	467,299
17,954		Ethan Allen Interiors, Inc	330,354
31,001	*	Furniture Brands International, Inc	124,934
11,328	*	G-III Apparel Group Ltd	349,695
22,439	*	Helen of Troy Ltd	723,657
44,600	*	Hovnanian Enterprises, Inc (Class A)	85,632
52,738	*	Iconix Brand Group, Inc	1,230,378
17,168	*	iRobot Corp	600,193
19,685	*	Jakks Pacific, Inc	343,503
3,029	*	Johnson Outdoors, Inc	54,007
63,764		Jones Apparel Group, Inc	825,106
55,632		KB Home	472,316
5,302	*	Kenneth Cole Productions, Inc (Class A)	67,654
18,887	*	K-Swiss, Inc (Class A)	201,335
37,701	*	La-Z-Boy, Inc	330,638
29,135	*	Leapfrog Enterprises, Inc	113,627
14,018	*	Libbey, Inc	216,858
7,103		Lifetime Brands, Inc	78,133
68,805	*	Liz Claiborne, Inc	440,352
13,410	*	M/I Homes, Inc	151,533
16,716	*	Maidenform Brands, Inc	432,109
6,663	*	Marine Products Corp	36,313
26,960		MDC Holdings, Inc	609,566
20,546	*	Meritage Homes Corp	448,930

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,386		Movado Group, Inc	$200,405
9,564		Oxford Industries, Inc	374,718
9,382	*	Perry Ellis International, Inc	219,257
34,854		Pool Corp	932,345
94,473	*	Quiksilver, Inc	496,928
5,854		RG Barry Corp	66,560
31,954		Ryland Group, Inc	470,682
36,798	*	Sealy Corp	80,588
26,985	*	Skechers U.S.A., Inc (Class A)	449,300
4,666		Skyline Corp	63,131
44,195	*	Smith & Wesson Holding Corp	148,495
78,243	*	Standard-Pacific Corp	223,775
4,684	*	Steinway Musical Instruments, Inc	135,789
27,247	*	Steven Madden Ltd	1,038,111
13,927		Sturm Ruger & Co, Inc	380,486
9,672	*	Summer Infant, Inc	83,276
28,504	*	Timberland Co (Class A)	1,219,686
18,916	*	True Religion Apparel, Inc	637,280
10,000	*	Unifi, Inc	128,300
10,847	*	Universal Electronics, Inc	253,928
14,318	*	Vera Bradley, Inc	519,314
31,850	*	Warnaco Group, Inc	1,697,605
5,253		Weyco Group, Inc	121,659
36,220		Wolverine World Wide, Inc	1,371,651
14,408	*	Zagg, Inc	221,163

		TOTAL CONSUMER DURABLES & APPAREL	28,818,752

CONSUMER SERVICES - 3.9%
18,279	*	AFC Enterprises	282,411
13,280		Ambassadors Group, Inc	113,146
13,133	*	American Public Education, Inc	598,471
23,292		Ameristar Casinos, Inc	517,082
9,088	*	Archipelago Learning, Inc	87,608
10,445	*	Ascent Media Corp (Series A)	502,509
9,591	*	Benihana, Inc	88,429
17,218	*	BJ’s Restaurants, Inc	798,399
21,911		Bob Evans Farms, Inc	756,806
39,300	*	Boyd Gaming Corp	343,482
13,910	*	Bravo Brio Restaurant Group, Inc	310,889
12,901	*	Bridgepoint Education, Inc	319,429
13,212	*	Buffalo Wild Wings, Inc	839,358
11,450	*	Cambium Learning Group, Inc	36,182
11,618	*	Capella Education Co	496,670
9,336	*	Caribou Coffee Co, Inc	123,329
9,613	*	Carrols Restaurant Group, Inc	94,496
16,759		CBRL Group, Inc	755,998
14,496		CEC Entertainment, Inc	560,995
41,737	*	Cheesecake Factory	1,203,277
8,968		Churchill Downs, Inc	393,964
23,171	*	Coinstar, Inc	1,132,134
57,323	*	Corinthian Colleges, Inc	238,464
71,992	*	Denny’s Corp	274,290

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,187	*	DineEquity, Inc	$582,843
44,638	*	Domino’s Pizza, Inc	1,199,423
3,930		Einstein Noah Restaurant Group, Inc	61,622
25,858	*	Gaylord Entertainment Co	758,674
21,692	*	Grand Canyon Education, Inc	333,840
45,331		Hillenbrand, Inc	992,296
21,177		International Speedway Corp (Class A)	592,321
29,051	*	Interval Leisure Group, Inc	373,305
13,341	*	Isle of Capri Casinos, Inc	113,132
36,028	*	Jack in the Box, Inc	818,556
45,565	*	Jamba, Inc	92,041
18,731	*	K12, Inc	600,890
42,035	*	Krispy Kreme Doughnuts, Inc	343,846
30,850	*	Life Time Fitness, Inc	1,288,295
16,325		Lincoln Educational Services Corp	291,891
13,577	*	Luby’s, Inc	74,266
8,786		Mac-Gray Corp	129,154
15,638		Marcus Corp	151,376
21,952		Matthews International Corp (Class A)	794,443
11,501	*	McCormick & Schmick’s Seafood Restaurants, Inc	101,669
6,008	*	Monarch Casino & Resort, Inc	69,392
15,521	*	Morgans Hotel Group Co	111,130
19,099	*	Multimedia Games, Inc	82,890
5,435		National American University Holdings, Inc	55,709
13,653	*	O’Charleys, Inc	83,147
72,068	*	Orient-Express Hotels Ltd (Class A)	712,753
14,398	*	Papa John’s International, Inc	449,362
9,260	*	Peet’s Coffee & Tea, Inc	540,784
16,420		PF Chang’s China Bistro, Inc	540,711
45,399	*	Pinnacle Entertainment, Inc	655,108
10,622	*	Red Lion Hotels Corp	80,196
9,468	*	Red Robin Gourmet Burgers, Inc	325,889
41,590		Regis Corp	617,612
46,733	*	Ruby Tuesday, Inc	424,803
25,394	*	Ruth’s Chris Steak House, Inc	146,016
42,266	*	Scientific Games Corp (Class A)	386,311
39,875	*	Shuffle Master, Inc	371,635
30,128		Six Flags Entertainment Corp	1,060,807
44,206	*	Sonic Corp	473,004
49,140		Sotheby’s (Class A)	2,081,078
9,017		Speedway Motorsports, Inc	122,631
877	*	Steak N Shake Co	322,885
10,803	*	Steiner Leisure Ltd	525,242
57,002		Stewart Enterprises, Inc (Class A)	396,164
8,849		Strayer Education, Inc	1,076,481
45,235		Texas Roadhouse, Inc (Class A)	747,282
14,802	*	Town Sports International Holdings, Inc	135,290
15,088		Universal Technical Institute, Inc	261,022
26,424		Vail Resorts, Inc	1,208,897

		TOTAL CONSUMER SERVICES	34,625,932

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 3.8%
39,827		Advance America Cash Advance Centers, Inc	$280,780
142,618		Apollo Investment Corp	1,366,279
22,589		Artio Global Investors, Inc	248,479
54,677		BGC Partners, Inc (Class A)	447,805
51,891		BlackRock Kelso Capital Corp	447,819
54,163	*	Broadpoint Securities Group, Inc	92,619
14,205		Calamos Asset Management, Inc (Class A)	193,472
1,240		California First National Bancorp	19,245
2,091		Capital Southwest Corp	196,366
21,343		Cash America International, Inc	1,194,354
12,659		Cohen & Steers, Inc	500,410
29,173		Compass Diversified Trust	436,720
48,367	*	Cowen Group, Inc	191,050
4,829	*	Credit Acceptance Corp	382,988
8,599	*	Deerfield Capital Corp	54,776
1,811		Diamond Hill Investment Group, Inc	140,660
31,609	*	Dollar Financial Corp	683,070
21,917		Duff & Phelps Corp	249,635
11,657	*	Encore Capital Group, Inc	318,819
10,645		Epoch Holding Corp	206,513
14,204		Evercore Partners, Inc (Class A)	403,820
34,204	*	Ezcorp, Inc (Class A)	1,138,309
39,035	*	FBR Capital Markets Corp	113,592
48,083		Fifth Street Finance Corp	505,833
27,693	*	Financial Engines, Inc	657,986
22,638	*	First Cash Financial Services, Inc	979,546
39,949	*	First Marblehead Corp	65,916
4,698		Friedman Billings Ramsey Group, Inc (Class A)	131,920
13,397		FXCM, Inc	135,310
6,510	*	Gain Capital Holdings, Inc	39,386
4,821		GAMCO Investors, Inc (Class A)	233,192
50,188		GFI Group, Inc	227,854
15,453		Gladstone Capital Corp	139,077
16,280		Gladstone Investment Corp	114,286
7,385		Golub Capital BDC, Inc	115,575
23,102	*	Harris & Harris Group, Inc	117,820
31,263		Hercules Technology Growth Capital, Inc	293,872
20,986	*	HFF, Inc (Class A)	316,889
12,630	*	Imperial Holdings, Inc	122,132
9,423	*	International Assets Holding Corp	216,541
26,343	*	Internet Capital Group, Inc	291,090
30,439	*	Investment Technology Group, Inc	370,443
58,600		iShares Russell 2000 Index Fund	4,667,489
11,348		JMP Group, Inc	83,294
25,676		KBW, Inc	439,060
72,911	*	Knight Capital Group, Inc (Class A)	824,623
13,868		Kohlberg Capital Corp	98,879
71,370	*	Ladenburg Thalmann Financial Services, Inc	97,777
13,522		Main Street Capital Corp	236,094
20,724		MarketAxess Holdings, Inc	541,517
5,868	*	Marlin Business Services Corp	73,233
55,367		MCG Capital Corp	308,394

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,450		Medallion Financial Corp	$106,256
7,970		Medley Capital Corp	82,091
118,155	*	MF Global Holdings Ltd	870,801
17,547		MVC Capital, Inc	219,513
19,236		Nelnet, Inc (Class A)	387,798
21,872	*	Netspend Holdings, Inc	172,570
5,263	*	New Mountain Finance Corp	64,261
20,037	*	NewStar Financial, Inc	213,194
16,024		NGP Capital Resources Co	126,109
7,041	*	Nicholas Financial, Inc	85,971
7,562		Oppenheimer Holdings, Inc	195,705
31,105		optionsXpress Holdings, Inc	469,686
31,949		PennantPark Investment Corp	339,298
40,277	*	PHH Corp	755,596
16,776	*	Pico Holdings, Inc	458,153
11,495	*	Piper Jaffray Cos	338,873
12,450	*	Portfolio Recovery Associates, Inc	1,007,578
18,138	*	Primus Guaranty Ltd	114,451
71,757		Prospect Capital Corp	667,340
6,826		Pzena Investment Management, Inc (Class A)	40,546
15,213	*	Safeguard Scientifics, Inc	277,029
15,846		Sanders Morris Harris Group, Inc	120,905
26,354		Solar Capital Ltd	607,196
6,387		Solar Senior Capital Ltd	114,200
38,833	*	Stifel Financial Corp	1,474,100
22,444		SWS Group, Inc	122,320
6,254		THL Credit, Inc	78,425
22,609		TICC Capital Corp	203,029
13,409		Triangle Capital Corp	230,501
3,968	*	Virtus Investment Partners, Inc	311,726
4,506		Westwood Holdings Group, Inc	169,786
11,616	*	World Acceptance Corp	740,172

		TOTAL DIVERSIFIED FINANCIALS	32,917,787

ENERGY - 7.6%
58,319	*	Abraxas Petroleum Corp	267,684
8,224		Alon USA Energy, Inc	100,004
12,741	*	Amyris Biotechnologies, Inc	294,954
6,704		APCO Argentina, Inc	590,891
16,222	*	Approach Resources, Inc	421,123
32,507	*	ATP Oil & Gas Corp	471,026
17,097	*	Basic Energy Services, Inc	553,772
37,503		Berry Petroleum Co (Class A)	2,150,798
34,025	*	Bill Barrett Corp	1,693,084
73,797	*	BPZ Energy, Inc	267,145
26,248		Bristow Group, Inc	1,272,503
67,854	*	Cal Dive International, Inc	378,625
27,649	*	Callon Petroleum Co	192,714
28,148	*	Carrizo Oil & Gas, Inc	1,080,883
59,699	*	Cheniere Energy, Inc	614,900
4,281	*	Clayton Williams Energy, Inc	283,916
35,823	*	Clean Energy Fuels Corp	573,526

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

43,741	*	Cloud Peak Energy, Inc	$975,424
57,035	*	Complete Production Services, Inc	2,217,522
34,418	*	Comstock Resources, Inc	1,097,934
8,643	*	Contango Oil & Gas Co	545,200
15,656	*	Crimson Exploration, Inc	49,316
29,081		Crosstex Energy, Inc	424,583
63,472	*	CVR Energy, Inc	1,704,223
5,780	*	Dawson Geophysical Co	229,408
10,171		Delek US Holdings, Inc	169,042
46,660		DHT Maritime, Inc	167,976
24,978	*	Dril-Quip, Inc	1,761,199
26,821	*	Endeavour International Corp	336,335
20,941	*	Energy Partners Ltd	356,206
54,085	*	Energy XXI Bermuda Ltd	1,774,529
10,374	*	Evolution Petroleum Corp	76,145
45,905	*	Exterran Holdings, Inc	848,324
37,261		Frontline Ltd	428,502
37,765	*	FX Energy, Inc	361,033
39,532	*	Gastar Exploration Ltd	187,777
75,012		General Maritime Corp	81,763
7,768	*	Geokinetics, Inc	48,550
14,517	*	Georesources, Inc	370,474
3,500	*	Gevo, Inc	57,855
13,096	*	Global Geophysical Services, Inc	223,418
74,414	*	Global Industries Ltd	381,744
41,545	*	GMX Resources, Inc	201,493
28,747		Golar LNG Ltd	1,096,123
18,735	*	Goodrich Petroleum Corp	371,515
14,935	*	Green Plains Renewable Energy, Inc	163,538
10,269		Gulf Island Fabrication, Inc	355,307
17,164	*	Gulfmark Offshore, Inc	836,573
28,119	*	Gulfport Energy Corp	1,025,219
2,622		Hallador Petroleum Co	26,797
24,250	*	Harvest Natural Resources, Inc	332,225
76,616	*	Helix Energy Solutions Group, Inc	1,500,141
83,661	*	Hercules Offshore, Inc	393,207
16,515	*	Hornbeck Offshore Services, Inc	459,778
13,141		Houston American Energy Corp	216,301
112,485	*	Hyperdynamics Corp	596,171
94,969	*	ION Geophysical Corp	962,986
797	*	Isramco, Inc	48,776
26,273	*	James River Coal Co	498,136
90,174	*	Key Energy Services, Inc	1,757,491
16,322		Knightsbridge Tankers Ltd	336,070
150,881	*	Kodiak Oil & Gas Corp	1,024,482
16,033	*	L&L Energy, Inc	79,524
21,903		Lufkin Industries, Inc	1,784,657
80,480	*	Magnum Hunter Resources Corp	577,846
18,931	*	Matrix Service Co	263,898
69,845	*	McMoRan Exploration Co	1,176,190
22,397	*	Miller Petroleum, Inc	98,771
7,234	*	Mitcham Industries, Inc	131,369

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,839	*	Natural Gas Services Group, Inc	$140,628
64,376	*	Newpark Resources, Inc	598,053
34,137		Nordic American Tanker Shipping	699,126
45,471	*	Northern Oil And Gas, Inc	1,006,728
42,500	*	Oasis Petroleum, Inc	1,255,450
19,032		Overseas Shipholding Group, Inc	463,239
3,141	*	OYO Geospace Corp	318,592
45,274	*	Pacific Asia Petroleum, Inc	52,971
5,239		Panhandle Oil and Gas, Inc (Class A)	171,734
87,066	*	Parker Drilling Co	551,998
65,754	*	Patriot Coal Corp	1,243,408
33,807		Penn Virginia Corp	443,548
16,974	*	Petroleum Development Corp	616,496
39,844	*	Petroquest Energy, Inc	323,932
9,481	*	PHI, Inc	204,126
44,417	*	Pioneer Drilling Co	722,665
157,444	*	Rentech, Inc	148,029
33,358	*	Resolute Energy Corp	543,402
24,740	*	Rex Energy Corp	273,872
5,670	*	Rex Stores Corp	97,694
3,590	*	RigNet, Inc	62,071
38,901	*	Rosetta Resources, Inc	2,013,905
17,602	*	Scorpio Tankers, Inc	130,079
29,997	*	SemGroup Corp	698,330
32,576		Ship Finance International Ltd	517,958
7,932	*	Solazyme, Inc	181,246
35,417	*	Stone Energy Corp	1,149,636
30,497	*	Swift Energy Co	1,161,936
53,736	*	Syntroleum Corp	72,006
12,365		Targa Resources Investments, Inc	417,442
30,672		Teekay Tankers Ltd (Class A)	251,204
21,997	*	Tesco Corp	467,656
54,861	*	Tetra Technologies, Inc	706,061
31,107	*	Triangle Petroleum Corp	232,058
11,914	*	Union Drilling, Inc	132,841
46,796	*	Uranerz Energy Corp	140,856
50,644	*	Uranium Energy Corp	170,164
67,583	*	Uranium Resources, Inc	97,995
74,755	*	Ur-Energy, Inc	124,841
83,976	*	USEC, Inc	286,358
39,079	*	Vaalco Energy, Inc	260,266
120,319	*	Vantage Drilling Co	196,120
21,347	*	Venoco, Inc	271,320
34,086	*	VOYAGER OIL & GAS	108,393
25,496		W&T Offshore, Inc	690,942
50,250	*	Warren Resources, Inc	204,518
37,435	*	Western Refining, Inc	764,797
7,131	*	Westmoreland Coal Co	109,603
29,471	*	Willbros Group, Inc	271,133
51,183		World Fuel Services Corp	1,926,016
18,127	*	Zion Oil & Gas, Inc	64,170

		TOTAL ENERGY	66,154,226

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.0%
13,464		Andersons, Inc	$553,505
830		Arden Group, Inc (Class A)	73,671
27,429		Casey’s General Stores, Inc	1,234,305
20,338	*	Fresh Market, Inc	722,609
8,838		Ingles Markets, Inc (Class A)	136,105
8,764		Nash Finch Co	313,751
16,430	*	Pantry, Inc	292,783
12,856		Pricesmart, Inc	752,333
426,029	*	Rite Aid Corp	553,838
33,881		Ruddick Corp	1,419,614
16,234		Spartan Stores, Inc	286,692
6,832	*	Susser Holdings Corp	111,430
34,950	*	United Natural Foods, Inc	1,459,162
4,611		Village Super Market (Class A)	123,944
8,046		Weis Markets, Inc	323,369
39,855	*	Winn-Dixie Stores, Inc	357,898

		TOTAL FOOD & STAPLES RETAILING	8,715,009

FOOD, BEVERAGE & TOBACCO - 1.7%
2,545		Alico, Inc	62,123
63,464	*	Alliance One International, Inc	208,797
34,735		B&G Foods, Inc (Class A)	652,671
5,931	*	Boston Beer Co, Inc (Class A)	534,679
8,039		Calavo Growers, Inc	166,166
10,067		Cal-Maine Foods, Inc	340,365
52,026	*	Central European Distribution Corp	503,611
32,396	*	Chiquita Brands International, Inc	383,569
3,308		Coca-Cola Bottling Co Consolidated	213,432
7,445	*	Craft Brewers Alliance, Inc	57,997
84,570	*	Darling International, Inc	1,427,543
15,908		Diamond Foods, Inc	1,138,854
25,911	*	Dole Food Co, Inc	367,677
4,703		Farmer Bros Co	36,824
26,402		Fresh Del Monte Produce, Inc	647,113
1,656		Griffin Land & Nurseries, Inc (Class A)	46,219
26,103	*	Hain Celestial Group, Inc	843,910
6,711	*	Harbinger Group, Inc	35,635
68,519	*	Heckmann Corp	413,170
9,265		Imperial Sugar Co	213,836
10,340		J&J Snack Foods Corp	534,475
13,749		Lancaster Colony Corp	826,727
32,732		Lance, Inc	668,060
3,394	*	Lifeway Foods, Inc	37,673
5,984		Limoneira Co	124,048
7,624		Mgp Ingredients, Inc	60,001
8,520		National Beverage Corp	125,926
14,003	*	Omega Protein Corp	169,716
35,149	*	Pilgrim’s Pride Corp	168,715
8,936	*	Primo Water	128,678
16,010		Sanderson Farms, Inc	739,982

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,234	*	Seneca Foods Corp	$161,461
43,525	*	Smart Balance, Inc	206,309
76,204	*	Star Scientific, Inc	309,388
13,291	*	Synutra International, Inc	106,328
17,338		Tootsie Roll Industries, Inc	486,331
25,617	*	TreeHouse Foods, Inc	1,322,862
16,741		Universal Corp	614,730
33,142		Vector Group Ltd	580,316

		TOTAL FOOD, BEVERAGE & TOBACCO	15,665,917

HEALTH CARE EQUIPMENT & SERVICES - 6.8%
16,072	*	Abaxis, Inc	381,228
22,858	*	Abiomed, Inc	377,386
28,920	*	Accretive Health, Inc	868,757
49,218	*	Accuray, Inc	339,604
8,237	*	Air Methods Corp	577,414
43,789	*	Align Technology, Inc	962,920
8,155	*	Alimera Sciences, Inc	69,807
20,037	*	Alliance Imaging, Inc	72,334
5,947	*	Almost Family, Inc	150,281
38,845	*	Alphatec Holdings, Inc	113,427
21,306	*	Amedisys, Inc	550,973
11,662	*	American Dental Partners, Inc	135,512
28,421	*	AMN Healthcare Services, Inc	229,073
22,608	*	Amsurg Corp	574,921
9,070		Analogic Corp	487,875
17,853	*	Angiodynamics, Inc	246,907
65,660	*	Antares Pharma, Inc	152,331
19,593	*	Arthrocare Corp	647,549
14,280		Assisted Living Concepts, Inc (A Shares)	223,768
25,371	*	athenahealth, Inc	1,491,562
9,599	*	AtriCure, Inc	116,820
1,138		Atrion Corp	226,576
20,530	*	Biolase Technology, Inc	70,623
17,924	*	Bio-Reference Labs, Inc	357,405
28,522	*	BioScrip, Inc	204,788
9,721		Cantel Medical Corp	242,345
19,324	*	Capital Senior Living Corp	169,858
17,631	*	CardioNet, Inc	88,860
9,582	*	Cardiovascular Systems, Inc	143,251
22,838	*	CBaySystems Holdings Ltd	305,801
36,220	*	Centene Corp	1,188,378
36,250	*	Cerus Corp	100,413
15,534		Chemed Corp	944,623
8,283	*	Chindex International, Inc	94,675
8,001		Computer Programs & Systems, Inc	587,273
22,550	*	Conceptus, Inc	256,845
20,456	*	Conmed Corp	531,856
19,781	*	Continucare Corp	125,016
4,515	*	Corvel Corp	208,367
21,539	*	Cross Country Healthcare, Inc	148,834
20,912	*	CryoLife, Inc	120,662

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,747	*	Cyberonics, Inc	$563,074
7,592	*	Cynosure, Inc (Class A)	98,772
31,816	*	Delcath Systems, Inc	141,581
48,804	*	DexCom, Inc	692,041
7,332	*	DynaVox, Inc	48,318
22,085	*	Emeritus Corp	433,970
36,294	*	Endologix, Inc	329,550
11,793		Ensign Group, Inc	334,921
4,571	*	ePocrates, Inc	75,147
6,232	*	Exactech, Inc	106,505
19,212	*	EXamWorks, Inc	420,359
23,008	*	Five Star Quality Care, Inc	113,890
21,733	*	Gentiva Health Services, Inc	390,977
16,891	*	Greatbatch, Inc	420,924
18,424	*	Haemonetics Corp	1,206,771
24,219	*	Hanger Orthopedic Group, Inc	508,841
30,656	*	Hansen Medical, Inc	140,404
68,797	*	Healthsouth Corp	1,678,646
48,966	*	Healthspring, Inc	2,009,564
11,060	*	HealthStream, Inc	149,752
24,785	*	Healthways, Inc	370,040
8,544	*	HeartWare International, Inc	567,663
20,302	*	HMS Holdings Corp	1,534,831
8,934	*	ICU Medical, Inc	379,516
43,675	*	Immucor, Inc	1,157,388
33,439	*	Insulet Corp	657,411
15,255	*	Integra LifeSciences Holdings Corp	687,543
21,060		Invacare Corp	631,379
11,826	*	IPC The Hospitalist Co, Inc	534,890
11,665	*	IRIS International, Inc	120,616
6,095	*	Kensey Nash Corp	159,689
38,005	*	Kindred Healthcare, Inc	716,014
16,101	*	K-Kitz, Inc	38,320
6,823		Landauer, Inc	385,158
11,358	*	LHC Group, Inc	258,735
23,191	*	Magellan Health Services, Inc	1,208,251
23,027	*	MAKO Surgical Corp	663,408
37,984		Masimo Corp	1,055,196
33,333	*	MedAssets, Inc	422,329
15,015	*	Medcath Corp	196,997
11,137	*	Medical Action Industries, Inc	84,864
14,887	*	Medidata Solutions, Inc	304,141
39,454	*	Merge Healthcare, Inc	200,426
29,430		Meridian Bioscience, Inc	635,688
26,294	*	Merit Medical Systems, Inc	412,027
29,864	*	Metropolitan Health Networks, Inc	169,030
20,073	*	Molina Healthcare, Inc	454,653
9,045	*	MWI Veterinary Supply, Inc	805,548
7,180		National Healthcare Corp	341,553
1,191		National Research Corp	43,388
21,203	*	Natus Medical, Inc	244,471
16,590	*	Neogen Corp	686,162

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

62,887	*	Neoprobe Corp	$180,486
28,961	*	NuVasive, Inc	828,864
32,084	*	NxStage Medical, Inc	590,346
23,486	*	Omnicell, Inc	401,845
33,621	*	OraSure Technologies, Inc	309,313
13,106	*	Orthofix International NV	553,466
46,326		Owens & Minor, Inc	1,412,943
12,853	*	Palomar Medical Technologies, Inc	127,502
21,356	*	PharMerica Corp	272,716
9,535	*	Providence Service Corp	112,990
40,081	*	PSS World Medical, Inc	959,138
13,919		Quality Systems, Inc	1,271,641
20,505	*	Quidel Corp	306,755
21,986	*	RadNet, Inc	82,448
11,592	*	Rockwell Medical Technologies, Inc	124,150
41,044	*	RTI Biologics, Inc	135,035
32,790	*	Select Medical Holdings Corp	257,402
14,451	*	Skilled Healthcare Group, Inc (Class A)	127,169
44,673	*	Solta Medical, Inc	109,002
9,723	*	SonoSite, Inc	317,553
25,030	*	Spectranetics Corp	173,458
24,194	*	Staar Surgical Co	110,083
31,979	*	Stereotaxis, Inc	103,932
42,815		STERIS Corp	1,498,096
17,848	*	Sun Healthcare Group, Inc	124,936
40,715	*	Sunrise Senior Living, Inc	359,106
11,031	*	SurModics, Inc	121,341
26,541	*	Symmetry Medical, Inc	255,590
16,028	*	Synergetics USA, Inc	84,307
8,394	*	Synovis Life Technologies, Inc	139,928
19,275	*	Team Health Holdings, Inc	424,243
7,565	*	Tornier BV	196,917
6,669	*	Transcend Services, Inc	193,801
14,743	*	Triple-S Management Corp (Class B)	318,007
40,676	*	Unilife Corp	182,228
23,351		Universal American Corp	222,068
14,986	*	Uroplasty, Inc	102,055
8,469		US Physical Therapy, Inc	203,934
12,468	*	Vascular Solutions, Inc	162,832
37,548	*	Volcano Corp	1,179,382
30,758	*	WellCare Health Plans, Inc	1,348,738
24,198		West Pharmaceutical Services, Inc	1,061,566
27,999	*	Wright Medical Group, Inc	437,904
4,095		Young Innovations, Inc	118,673
15,890	*	Zoll Medical Corp	1,106,897

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	59,589,016

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
35,974	*	Central Garden and Pet Co (Class A)	315,132
17,567	*	Elizabeth Arden, Inc	566,009
14,159		Female Health Co	65,273
11,621		Inter Parfums, Inc	232,885

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,779	*	Medifast, Inc	$188,735
8,089	*	Nature’s Sunshine Products, Inc	135,005
37,976		Nu Skin Enterprises, Inc (Class A)	1,425,618
6,975	*	Nutraceutical International Corp	103,230
4,035		Oil-Dri Corp of America	83,484
36,351	*	Prestige Brands Holdings, Inc	444,209
7,439	*	Revlon, Inc (Class A)	125,273
9,086		Schiff Nutrition International, Inc	105,125
12,082	*	Spectrum Brands, Inc	322,589
4,913	*	USANA Health Sciences, Inc	134,371
12,421		WD-40 Co	544,041

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	4,790,979

INSURANCE - 2.5%
42,516		American Equity Investment Life Holding Co	504,665
7,931	*	American Safety Insurance Holdings Ltd	148,706
13,695	*	Amerisafe, Inc	294,579
17,409		Amtrust Financial Services, Inc	404,237
19,833		Argo Group International Holdings Ltd	583,090
6,017		Baldwin & Lyons, Inc (Class B)	145,792
28,994	*	Citizens, Inc (Class A)	199,479
160,319	*	Conseco, Inc	1,178,345
19,423		Crawford & Co (Class B)	139,457
34,568		Delphi Financial Group, Inc (Class A)	930,571
6,281		Donegal Group, Inc (Class A)	75,498
15,677	*	eHealth, Inc	203,017
3,273		EMC Insurance Group, Inc	61,107
28,200		Employers Holdings, Inc	419,052
4,984	*	Enstar Group Ltd	526,510
9,496		FBL Financial Group, Inc (Class A)	298,934
76,725		First American Financial Corp	1,226,833
37,104		Flagstone Reinsurance Holdings Ltd	330,597
4,300	*	Fortegra Financial Corp	33,325
6,337	*	Fpic Insurance Group, Inc	264,380
20,262	*	Greenlight Capital Re Ltd (Class A)	501,687
9,136	*	Hallmark Financial Services	61,577
8,524		Harleysville Group, Inc	257,595
29,635	*	Hilltop Holdings, Inc	259,306
28,561		Horace Mann Educators Corp	415,848
5,349		Independence Holding Co	48,034
9,176		Infinity Property & Casualty Corp	464,948
3,507		Kansas City Life Insurance Co	102,755
36,091		Maiden Holdings Ltd	334,564
62,265		Max Capital Group Ltd	1,356,754
40,090		Meadowbrook Insurance Group, Inc	376,846
45,767		Montpelier Re Holdings Ltd	789,938
31,026	*	National Financial Partners Corp	351,525
4,565		National Interstate Corp	102,302
1,726		National Western Life Insurance Co (Class A)	295,716
9,783	*	Navigators Group, Inc	461,171
10,210		OneBeacon Insurance Group Ltd (Class A)	130,075
84,798	*	Phoenix Cos, Inc	203,515

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,933		Platinum Underwriters Holdings Ltd	$925,149
15,648		Presidential Life Corp	177,761
24,549		Primerica, Inc	530,749
22,094	*	ProAssurance Corp	1,538,847
13,275		RLI Corp	838,316
9,335		Safety Insurance Group, Inc	379,001
14,679		SeaBright Insurance Holdings, Inc	133,432
40,308		Selective Insurance Group, Inc	660,648
10,852		State Auto Financial Corp	179,926
12,552		Stewart Information Services Corp	133,051
48,183		Symetra Financial Corp	605,178
26,665		Tower Group, Inc	609,562
10,075	*	United America Indemnity Ltd	209,862
16,352		United Fire & Casualty Co	280,437
13,397		Universal Insurance Holdings, Inc	57,205

		TOTAL INSURANCE	21,741,454

MATERIALS - 4.8%
22,996		A. Schulman, Inc	509,361
3,125	*	AEP Industries, Inc	84,625
17,335		AMCOL International Corp	531,491
16,108		American Vanguard Corp	220,035
16,407		Arch Chemicals, Inc	773,098
20,985		Balchem Corp	918,513
74,257		Boise, Inc	514,601
14,762	*	Brush Engineered Materials, Inc	562,727
29,231		Buckeye Technologies, Inc	786,021
40,813	*	Calgon Carbon Corp	607,706
12,141	*	Castle (A.M.) & Co	210,768
37,255	*	Century Aluminum Co	485,060
4,624		Chase Corp	64,828
69,474	*	Chemtura	1,222,742
8,399	*	Clearwater Paper Corp	635,300
64,721	*	Coeur d’Alene Mines Corp	1,766,236
7,801		Deltic Timber Corp	404,482
32,145		Eagle Materials, Inc	798,803
63,383	*	Ferro Corp	825,247
36,099	*	Flotek Industries, Inc	340,414
13,471	*	FutureFuel Corp	165,154
50,417	*	General Moly, Inc	230,406
24,430	*	Georgia Gulf Corp	489,577
33,092		Glatfelter	499,358
45,158		Globe Specialty Metals, Inc	1,042,247
20,294	*	Gold Resource Corp	503,697
8,938	*	Golden Minerals Co	129,959
187,123	*	Golden Star Resources Ltd	473,421
16,965	*	Graham Packaging Co, Inc	430,063
113,369	*	Graphic Packaging Holding Co	561,176
36,137		H.B. Fuller Co	826,092
6,233		Hawkins, Inc	214,540
9,141		Haynes International, Inc	572,592
44,926	*	Headwaters, Inc	102,881

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

201,818	*	Hecla Mining Co	$1,568,126
31,364	*	Horsehead Holding Corp	350,336
15,578		Innophos Holdings, Inc	750,860
17,135	*	Innospec, Inc	550,376
61,067	*	Jaguar Mining, Inc	291,290
11,490		Kaiser Aluminum Corp	641,372
27,906	*	Kapstone Paper and Packaging Corp	435,055
4,847		KMG Chemicals, Inc	81,236
14,931		Koppers Holdings, Inc	552,746
23,054	*	Kraton Polymers LLC	832,249
20,020	*	Landec Corp	123,724
94,151	*	Louisiana-Pacific Corp	729,670
13,282	*	LSB Industries, Inc	527,827
9,191	*	Metals USA Holdings Corp	141,358
57,775	*	Midway Gold Corp	137,505
13,204		Minerals Technologies, Inc	855,355
23,401		Myers Industries, Inc	278,472
11,251		Neenah Paper, Inc	227,158
6,514		NewMarket Corp	1,068,426
4,826		NL Industries, Inc	86,868
16,442	*	Noranda Aluminium Holding Corp	228,215
57,889		Olin Corp	1,210,459
7,007		Olympic Steel, Inc	183,233
22,410	*	OM Group, Inc	813,035
32,248	*	Omnova Solutions, Inc	217,996
84,646	*	Paramount Gold and Silver Corp	254,784
67,480		PolyOne Corp	1,045,940
9,319		Quaker Chemical Corp	377,792
18,077	*	Revett Minerals, Inc	81,889
21,835	*	RTI International Metals, Inc	700,248
12,673		Schweitzer-Mauduit International, Inc	711,082
27,958	*	Senomyx, Inc	145,941
36,517		Sensient Technologies Corp	1,355,510
22,173	*	Spartech Corp	127,495
5,705		Stepan Co	452,407
74,340	*	Stillwater Mining Co	1,137,402
20,754	*	STR Holdings, Inc	285,575
16,466		Texas Industries, Inc	635,752
9,598	*	Texas Petrochemicals, Inc	385,360
110,426	*	Thompson Creek Metals Co, Inc	998,251
1,796	*	United States Lime & Minerals, Inc	74,067
5,025	*	Universal Stainless & Alloy	224,567
20,229	*	US Energy Corp Wyoming	85,569
76,141	*	US Gold Corp	483,495
10,706	*	Verso Paper Corp	26,872
50,382	*	Vista Gold Corp	155,680
35,168		Wausau Paper Corp	259,540
4,242	*	WHX Corp	60,024
41,003		Worthington Industries, Inc	859,833
15,740		Zep, Inc	295,125
20,714	*	Zoltek Cos, Inc	209,419

		TOTAL MATERIALS	42,815,787

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

MEDIA - 1.3%
13,542		AH Belo Corp (Class A)	$86,669
19,777		Arbitron, Inc	773,676
66,959	*	Belo (A.H.) Corp (Class A)	468,043
26,493	*	Central European Media Enterprises Ltd (Class A) Nasdaq	506,546
65,655		Cinemark Holdings, Inc	1,279,615
19,477	*	Crown Media Holdings, Inc (Class A)	33,111
20,363	*	Cumulus Media, Inc (Class A)	71,881
17,313	*	Entercom Communications Corp (Class A)	137,465
37,564	*	Entravision Communications Corp (Class A)	72,499
24,255	*	EW Scripps Co (Class A)	209,078
6,388	*	Fisher Communications, Inc	187,296
9,655	*	Global Sources Ltd	88,923
10,330	*	Global Traffic Network, Inc	121,791
38,692	*	Gray Television, Inc	94,022
32,031		Harte-Hanks, Inc	261,693
14,817	*	interCLICK, Inc	106,238
33,048	*	Journal Communications, Inc (Class A)	163,918
21,831	*	Knology, Inc	299,740
25,506	*	Lin TV Corp (Class A)	104,575
35,655	*	Lions Gate Entertainment Corp	253,151
102,408	*	Live Nation, Inc	1,136,728
20,668	*	Martha Stewart Living Omnimedia, Inc (Class A)	84,739
43,841	*	McClatchy Co (Class A)	98,642
18,120	*	MDC Partners, Inc	361,856
26,276		Meredith Corp	784,339
38,450		National CineMedia, Inc	566,369
99,149	*	New York Times Co (Class A)	850,698
7,439	*	Nexstar Broadcasting Group, Inc (Class A)	65,166
9,442		Outdoor Channel Holdings, Inc	62,789
7,230	*	ReachLocal, Inc	131,514
6,763	*	Rentrak Corp	111,860
2,605	*	Saga Communications, Inc	84,715
18,694		Scholastic Corp	536,892
35,295		Sinclair Broadcast Group, Inc (Class A)	349,773
35,794	*	Valassis Communications, Inc	959,279
883		Value Line, Inc	9,519
3,641	*	Westwood One, Inc	20,681
19,721		World Wrestling Entertainment, Inc (Class A)	198,590

		TOTAL MEDIA	11,734,079

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.6%
28,733	*	Achillion Pharmaceuticals, Inc	212,912
28,533	*	Acorda Therapeutics, Inc	810,337
5,638	*	Acura Pharmaceuticals, Inc	17,140
5,560	*	Aegerion Pharmaceuticals, Inc	87,348
25,624	*	Affymax, Inc	169,375
52,203	*	Affymetrix, Inc	294,947
40,331	*	Akorn, Inc	279,494
18,254	*	Albany Molecular Research, Inc	87,254
68,690	*	Alkermes, Inc	1,184,216

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

57,122	*	Allos Therapeutics, Inc	$106,247
26,837	*	Alnylam Pharmaceuticals, Inc	251,731
15,776	*	AMAG Pharmaceuticals, Inc	233,643
11,390	*	Amicus Therapeutics, Inc	79,047
14,355	*	Ampio Pharmaceuticals, Inc	90,724
9,450	*	Anacor Pharmaceuticals, Inc	56,795
12,324	*	Anthera Pharmaceuticals, Inc	98,222
12,135	*	Ardea Biosciences, Inc	283,959
100,033	*	Arena Pharmaceuticals, Inc	161,053
94,395	*	Ariad Pharmaceuticals, Inc	1,122,357
38,616	*	Arqule, Inc	216,250
44,385	*	Array Biopharma, Inc	94,096
34,576	*	Auxilium Pharmaceuticals, Inc	647,954
88,668	*	AVANIR Pharmaceuticals, Inc	332,505
19,009	*	AVEO Pharmaceuticals, Inc	363,262
97,956	*	AVI BioPharma, Inc	143,995
5,270	*	BG Medicine, Inc	39,683
22,239	*	BioCryst Pharmaceuticals, Inc	75,613
12,764	*	BioMimetic Therapeutics, Inc	49,269
67,180	*	Biosante Pharmaceuticals, Inc	198,181
3,160	*	Biospecifics Technologies Corp	69,236
18,067	*	Biotime, Inc	88,167
27,428	*	Cadence Pharmaceuticals, Inc	237,252
32,714	*	Caliper Life Sciences, Inc	266,619
21,887	*	Cambrex Corp	96,522
120,966	*	Cell Therapeutics, Inc	163,304
32,244	*	Celldex Therapeutics, Inc	115,756
44,509	*	Cepheid, Inc	1,680,661
38,018	*	Chelsea Therapeutics International, Inc	190,850
17,114	*	Cleveland Biolabs, Inc	51,513
17,768	*	Codexis, Inc	159,912
53,134	*	Columbia Laboratories, Inc	151,963
54,629	*	Combinatorx, Inc	125,647
7,177	*	Complete Genomics, Inc	88,923
28,659	*	Corcept Therapeutics, Inc	102,599
4,827	*	Cornerstone Therapeutics, Inc	36,492
43,136	*	Cubist Pharmaceuticals, Inc	1,465,330
55,560	*	Curis, Inc	193,904
33,786	*	Cytori Therapeutics, Inc	146,293
37,973	*	Depomed, Inc	287,076
60,769	*	Durect Corp	125,184
17,682	*	Dusa Pharmaceuticals, Inc	90,001
72,586	*	Dyax Corp	119,041
84,604	*	Dynavax Technologies Corp	236,891
17,600	*	Emergent Biosolutions, Inc	363,440
10,280	*	Endocyte, Inc	137,032
24,960	*	Enzo Biochem, Inc	95,846
29,897	*	Enzon Pharmaceuticals, Inc	290,599
34,639	*	eResearch Technology, Inc	220,650
37,572	*	Exact Sciences Corp	320,865
92,743	*	Exelixis, Inc	714,121
4,580	*	Fluidigm Corp	77,677

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,691	*	Furiex Pharmaceuticals Inc	$126,861
12,276	*	Genomic Health, Inc	329,611
91,451	*	Geron Corp	352,086
2,371	*	Golf Trust Of America, Inc	20,604
13,013	*	GTx, Inc	54,524
59,304	*	Halozyme Therapeutics, Inc	411,570
16,563	*	Harvard Bioscience, Inc	83,809
7,477	*	Hi-Tech Pharmacal Co, Inc	211,524
39,662	*	Idenix Pharmaceuticals, Inc	264,942
54,656	*	Immunogen, Inc	739,496
45,555	*	Immunomedics, Inc	185,864
47,199	*	Impax Laboratories, Inc	999,675
64,115	*	Incyte Corp	1,118,166
13,396	*	Infinity Pharmaceuticals, Inc	120,564
43,916	*	Inhibitex, Inc	181,812
17,687	*	Insmed, Inc	203,224
35,383	*	InterMune, Inc	1,181,085
36,481	*	Ironwood Pharmaceuticals, Inc	545,391
71,557	*	Isis Pharmaceuticals, Inc	618,252
18,754	*	ISTA Pharmaceuticals, Inc	93,207
15,968	*	Jazz Pharmaceuticals, Inc	646,225
50,027	*	Keryx Biopharmaceuticals, Inc	220,619
37,366	*	KV Pharmaceutical Co (Class A)	74,358
11,709	*	Lannett Co, Inc	55,618
123,184	*	Lexicon Pharmaceuticals, Inc	206,949
14,812	*	Ligand Pharmaceuticals, Inc (Class B)	201,739
27,070	*	Luminex Corp	550,875
55,815	*	MannKind Corp	185,306
15,824	*	MAP Pharmaceuticals, Inc	243,057
24,110		Maxygen, Inc	130,917
38,922	*	Medicines Co	583,052
44,505		Medicis Pharmaceutical Corp (Class A)	1,654,697
22,687	*	Medivation, Inc	481,418
5,389		Medtox Scientific, Inc	84,122
24,177	*	Metabolix, Inc	165,129
67,885	*	Micromet, Inc	384,229
33,315	*	Momenta Pharmaceuticals, Inc	588,343
31,729	*	Nabi Biopharmaceuticals	62,506
82,635	*	Nektar Therapeutics	532,169
33,210	*	Neostem, Inc	28,229
35,117	*	Neurocrine Biosciences, Inc	271,454
4,753	*	Novacea, Inc	19,297
63,109	*	Novavax, Inc	118,014
62,792	*	NPS Pharmaceuticals, Inc	606,571
13,970	*	Nymox Pharmaceutical Corp	111,620
13,395	*	Obagi Medical Products, Inc	138,906
7,038	*	OncoGenex Pharmaceutical, Inc	101,769
30,081	*	Oncothyreon, Inc	240,949
45,910	*	Onyx Pharmaceuticals, Inc	1,514,112
78,802	*	Opko Health, Inc	342,789
33,168	*	Optimer Pharmaceuticals, Inc	350,917
22,232	*	Orexigen Therapeutics, Inc	36,683

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,014	*	Osiris Therapeutics, Inc	$93,050
23,603	*	Pacific Biosciences of California, Inc	259,869
3,509	*	Pacira Pharmaceuticals, Inc	35,160
26,155		Pain Therapeutics, Inc	126,067
26,174	*	Par Pharmaceutical Cos, Inc	847,776
42,805	*	Parexel International Corp	878,787
102,045		PDL BioPharma, Inc	631,659
54,852	*	Peregrine Pharmaceuticals, Inc	94,894
32,842	*	Pharmacyclics, Inc	410,853
25,635	*	PharmAthene, Inc	67,933
19,998	*	Pozen, Inc	88,991
21,151	*	Progenics Pharmaceuticals, Inc	115,484
39,220	*	Questcor Pharmaceuticals, Inc	1,217,781
23,523	*	Raptor Pharmaceutical Corp	132,670
49,515	*	Rigel Pharmaceuticals, Inc	430,285
4,807	*	Sagent Pharmaceuticals	133,971
41,913	*	Salix Pharmaceuticals Ltd	1,625,386
38,201	*	Sangamo Biosciences, Inc	207,049
38,670	*	Santarus, Inc	126,064
51,783	*	Savient Pharmaceuticals, Inc	362,481
25,963	*	Sciclone Pharmaceuticals, Inc	166,682
69,531	*	Seattle Genetics, Inc	1,184,113
72,662	*	Sequenom, Inc	512,994
25,786	*	SIGA Technologies, Inc	196,231
38,280	*	Spectrum Pharmaceuticals, Inc	405,768
8,144	*	Sucampo Pharmaceuticals, Inc (Class A)	32,739
20,412	*	Sunesis Pharmaceuticals, Inc	40,824
43,435	*	SuperGen, Inc	132,911
16,868	*	Synta Pharmaceuticals Corp	78,774
19,928	*	Targacept, Inc	407,328
49,843	*	Theravance, Inc	1,065,643
4,540	*,m	Trius Therapeutics, Inc	39,680
20,208	*	Vanda Pharmaceuticals, Inc	145,093
54,365	*	Vical, Inc	261,496
55,480	*	Viropharma, Inc	1,003,078
58,589	*	Vivus, Inc	481,016
25,580	*	Xenoport, Inc	181,362
43,304	*	ZIOPHARM Oncology, Inc	235,574
7,992	*	Zogenix, Inc	40,599

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	49,569,995

REAL ESTATE - 8.5%
29,188		Acadia Realty Trust	612,656
7,113		Agree Realty Corp	161,536
1,511		Alexander’s, Inc	605,911
23,859		American Assets Trust, Inc	524,659
48,731		American Campus Communities, Inc	1,813,768
92,643		Anworth Mortgage Asset Corp	642,016
12,769		Apollo Commercial Real Estate Finance, Inc	198,686
50,012	*	ARMOUR Residential REIT, Inc	362,087
33,057		Ashford Hospitality Trust, Inc	360,321
30,425		Associated Estates Realty Corp	552,214

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,572	*	Avatar Holdings, Inc	$100,552
95,264		BioMed Realty Trust, Inc	1,869,080
21,941		Campus Crest Communities, Inc	262,853
48,864		Capital Lease Funding, Inc	217,445
56,289		Capstead Mortgage Corp	711,493
105,663		CBL & Associates Properties, Inc	1,876,575
37,939		Cedar Shopping Centers, Inc	188,177
9,673		Chatham Lodging Trust	150,512
22,791		Chesapeake Lodging Trust	376,052
32,282		Cogdell Spencer, Inc	192,401
60,744		Colonial Properties Trust	1,309,033
24,412		Colony Financial, Inc	429,895
3,193		Consolidated-Tomoka Land Co	93,172
14,622		Coresite Realty	246,234
67,248		Cousins Properties, Inc	572,280
41,277		CreXus Investment Corp	433,821
56,350		Cypress Sharpridge Investments, Inc	693,669
179,022		DCT Industrial Trust, Inc	970,299
121,327		DiamondRock Hospitality Co	1,239,962
42,523		DuPont Fabros Technology, Inc	1,083,911
25,666		Dynex Capital, Inc	233,561
20,006		EastGroup Properties, Inc	890,667
52,101		Education Realty Trust, Inc	457,447
33,718		Entertainment Properties Trust	1,567,550
22,188		Equity Lifestyle Properties, Inc	1,445,770
38,767		Equity One, Inc	752,080
22,311		Excel Trust, Inc	255,907
68,488		Extra Space Storage, Inc	1,456,055
92,702	*	FelCor Lodging Trust, Inc	476,488
56,706	*	First Industrial Realty Trust, Inc	671,966
36,314		First Potomac Realty Trust	567,225
26,486	*	Forestar Real Estate Group, Inc	431,721
50,259		Franklin Street Properties Corp	633,766
18,663		Getty Realty Corp	432,982
7,504		Gladstone Commercial Corp	130,420
72,576		Glimcher Realty Trust	714,874
25,517		Government Properties Income Trust	631,035
53,206		Hatteras Financial Corp	1,426,985
52,934		Healthcare Realty Trust, Inc	1,037,506
101,767		Hersha Hospitality Trust	533,259
52,456		Highwoods Properties, Inc	1,806,060
28,244		Home Properties, Inc	1,850,547
15,938		Hudson Pacific Properties	243,055
55,163		Inland Real Estate Corp	486,538
67,002		Invesco Mortgage Capital, Inc	1,311,899
56,677		Investors Real Estate Trust	460,784
66,824	*	iStar Financial, Inc	468,436
17,168		Kennedy-Wilson Holdings, Inc	206,703
42,261		Kilroy Realty Corp	1,630,429
37,615		Kite Realty Group Trust	170,772
61,912		LaSalle Hotel Properties	1,548,419
86,502		Lexington Corporate Properties Trust	726,617

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,114		LTC Properties, Inc	$600,395
33,379	*	Maguire Properties, Inc	110,484
80,817		Medical Properties Trust, Inc	950,408
253,706		MFA Mortgage Investments, Inc	1,900,257
26,424		Mid-America Apartment Communities, Inc	1,870,555
14,162		Mission West Properties, Inc	114,712
25,590		Monmouth Real Estate Investment Corp (Class A)	210,862
17,992		National Health Investors, Inc	818,456
61,978		National Retail Properties, Inc	1,555,028
57,448		Newcastle Investment Corp	345,262
69,750		NorthStar Realty Finance Corp	270,630
30,398		NRDC Acquisition Corp	338,026
73,433		Omega Healthcare Investors, Inc	1,442,224
7,765		One Liberty Properties, Inc	120,047
15,194		Parkway Properties, Inc	267,870
36,013		Pebblebrook Hotel Trust	711,977
40,519		Pennsylvania Real Estate Investment Trust	591,577
20,358		Pennymac Mortgage Investment Trust	325,932
35,790		Post Properties, Inc	1,517,496
29,362		Potlatch Corp	975,406
13,611		PS Business Parks, Inc	773,241
28,731		RAIT Investment Trust	159,744
27,125		Ramco-Gershenson Properties	332,824
56,620		Redwood Trust, Inc	811,365
48,106		Resource Capital Corp	274,204
19,907		RLJ Lodging Trust	342,799
18,176		Sabra Healthcare REIT, Inc	261,916
5,315		Saul Centers, Inc	209,677
20,042		Sovran Self Storage, Inc	812,703
11,465		STAG Industrial, Inc	140,905
67,818		Starwood Property Trust, Inc	1,315,669
126,342	*	Strategic Hotels & Resorts, Inc	859,126
19,009		Summit Hotel Properties, Inc	214,422
15,279		Sun Communities, Inc	584,727
85,491	*	Sunstone Hotel Investors, Inc	761,725
59,045		Tanger Factory Outlet Centers, Inc	1,620,785
10,244	*	Tejon Ranch Co	328,730
7,164		Terreno Realty Corp	119,281
101,346		Two Harbors Investment Corp	993,191
7,771		UMH Properties, Inc	82,994
8,557		Universal Health Realty Income Trust	352,634
16,475		Urstadt Biddle Properties, Inc (Class A)	292,267
72,860		U-Store-It Trust	775,959
18,662		Walter Investment Management Corp	451,434
47,405		Washington Real Estate Investment Trust	1,517,908
5,396		Whitestone REIT	67,990
20,203		Winthrop Realty Trust	223,445

		TOTAL REAL ESTATE	74,228,062

RETAILING - 3.8%
20,902	*	1-800-FLOWERS.COM, Inc (Class A)	62,915
33,603	*	99 Cents Only Stores	663,659

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

58,368	*	Aeropostale, Inc	$983,501
6,793	*	America’s Car-Mart, Inc	229,875
37,680	*	Ann Taylor Stores Corp	977,419
21,063	*	Asbury Automotive Group, Inc	453,486
13,181	*	Audiovox Corp (Class A)	94,771
20,994		Barnes & Noble, Inc	365,296
27,763		Bebe Stores, Inc	205,724
16,738		Big 5 Sporting Goods Corp	138,089
9,161	*	Blue Nile, Inc	388,060
8,492	*	Body Central Corp	182,493
8,305		Bon-Ton Stores, Inc	84,296
31,690		Brown Shoe Co, Inc	320,069
19,011		Buckle, Inc	842,377
12,730	*	Build-A-Bear Workshop, Inc	78,799
30,098	*	Cabela’s, Inc	823,481
31,277	*	Casual Male Retail Group, Inc	131,676
20,362		Cato Corp (Class A)	566,471
84,193	*	Charming Shoppes, Inc	345,191
19,042	*	Children’s Place Retail Stores, Inc	920,109
26,485		Christopher & Banks Corp	166,856
10,705	*	Citi Trends, Inc	150,191
44,107	*	Coldwater Creek, Inc	55,575
45,225	*	Collective Brands, Inc	532,751
10,777	*	Conn’s, Inc	88,695
8,266	*	Core-Mark Holding Co, Inc	307,826
13,731	*	Cost Plus, Inc	122,069
7,216		Destination Maternity Corp	118,487
39,934		Express Parent LLC	896,119
37,720		Finish Line, Inc (Class A)	803,436
28,612		Fred’s, Inc (Class A)	377,106
17,119	*	Genesco, Inc	886,764
16,470	*	GNC Holdings, Inc	415,044
3,776	*	Gordmans Stores, Inc	67,704
17,359		Group 1 Automotive, Inc	826,809
12,650		Haverty Furniture Cos, Inc	140,289
13,072	*	hhgregg, Inc	161,178
19,999	*	Hibbett Sports, Inc	784,761
32,346		Hot Topic, Inc	241,625
28,792	*	HSN, Inc	941,210
19,965	*	JOS A Bank Clothiers, Inc	1,024,404
11,776	*	Kirkland’s, Inc	127,063
15,869		Lithia Motors, Inc (Class A)	327,536
16,195	*	Lumber Liquidators, Inc	254,423
17,049	*	MarineMax, Inc	156,680
37,206		Men’s Wearhouse, Inc	1,219,984
22,451		Monro Muffler, Inc	802,848
19,425	*	New York & Co, Inc	106,061
19,443		Nutri/System, Inc	290,478
200,573	*	Office Depot, Inc	758,166
61,798	*	OfficeMax, Inc	437,530
14,660	*	Orbitz Worldwide, Inc	47,792
9,013	*	Overstock.com, Inc	114,375

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

34,429	*	Pacific Sunwear Of California, Inc	$96,057
32,551		Penske Auto Group, Inc	720,354
38,147		PEP Boys - Manny Moe & Jack	410,080
16,514		PetMed Express, Inc	181,159
77,486	*	Pier 1 Imports, Inc	851,571
45,980		Rent-A-Center, Inc	1,243,758
11,220	*	Rue21, Inc	368,801
84,268	*	Saks, Inc	905,038
39,981	*	Select Comfort Corp	672,480
6,366	*	Shoe Carnival, Inc	201,102
21,535	*	Shutterfly, Inc	1,171,504
28,690		Sonic Automotive, Inc (Class A)	449,572
3,173	*	Sourceforge, Inc	78,183
26,880		Stage Stores, Inc	478,464
20,781		Stein Mart, Inc	197,420
4,652	*	Syms Corp	48,567
7,481		Systemax, Inc	121,865
51,047	*	Talbots, Inc	176,623
26,972	*	Tuesday Morning Corp	115,980
10,292	*	US Auto Parts Network, Inc	77,087
29,588	*	Valuevision International, Inc (Class A)	221,614
17,904	*	Vitamin Shoppe, Inc	779,898
10,612	*	West Marine, Inc	108,773
73,407	*	Wet Seal, Inc (Class A)	358,960
1,668		Winmark Corp	75,410
22,970	*	Zale Corp	128,862
14,963	*	Zumiez, Inc	397,567

		TOTAL RETAILING	33,246,341

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
32,651	*	Advanced Analogic Technologies, Inc	197,539
31,498	*	Advanced Energy Industries, Inc	334,194
10,586	*	Alpha & Omega Semiconductor Lt	118,987
76,135	*	Amkor Technology, Inc	405,800
6,918	*	Amtech Systems, Inc	124,178
46,735	*	Anadigics, Inc	146,748
46,706	*	Applied Micro Circuits Corp	294,715
22,818	*	ATMI, Inc	425,556
75,263	*	Axcelis Technologies, Inc	124,937
22,409	*	AXT, Inc	195,631
47,480	*	Brooks Automation, Inc	451,535
17,358	*	Cabot Microelectronics Corp	671,581
34,981	*	Cavium Networks, Inc	1,206,495
16,790	*	Ceva, Inc	507,394
16	*,m	China Energy Savings Technology, Inc	1
48,287	*	Cirrus Logic, Inc	732,997
16,948		Cohu, Inc	212,189
22,271	*	Cymer, Inc	980,592
25,178	*	Diodes, Inc	592,942
16,117	*	DSP Group, Inc	122,328
97,404	*	Entegris, Inc	834,752
61,957	*	Entropic Communications, Inc	413,873

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,093	*	Exar Corp	$165,865
35,969	*	Formfactor, Inc	330,555
28,655	*	FSI International, Inc	81,094
14,331	*	GSI Technology, Inc	92,005
90,976	*	GT Solar International, Inc	1,240,912
22,651	*	Hittite Microwave Corp	1,268,228
14,812	*	Inphi Corp	187,964
107,940	*	Integrated Device Technology, Inc	738,310
19,189	*	Integrated Silicon Solution, Inc	170,590
17,632	*	IXYS Corp	240,500
49,551	*	Kopin Corp	213,069
50,979	*	Kulicke & Soffa Industries, Inc	469,007
84,389	*	Lattice Semiconductor Corp	523,212
35,326	*	LTX-Credence Corp	253,994
11,603	*	MaxLinear, Inc	77,160
37,138		Micrel, Inc	376,951
62,428	*	Microsemi Corp	1,239,195
23,528	*	Mindspeed Technologies, Inc	160,226
36,369	*	MIPS Technologies, Inc	261,129
37,794		MKS Instruments, Inc	942,960
22,359	*	Monolithic Power Systems, Inc	301,623
22,426	*	MoSys, Inc	119,531
14,576	*	Nanometrics, Inc	246,189
49,368	*	Netlogic Microsystems, Inc	1,705,663
3,428	*	NVE Corp	188,780
41,892	*	Omnivision Technologies, Inc	1,224,922
17,707	*	PDF Solutions, Inc	106,242
17,565	*	Pericom Semiconductor Corp	143,682
38,911	*	Photronics, Inc	291,054
32,202	*	PLX Technology, Inc	109,809
20,837		Power Integrations, Inc	739,505
70,968	*	Rambus, Inc	985,036
199,526	*	RF Micro Devices, Inc	1,346,800
12,086	*	Rubicon Technology, Inc	177,906
23,446	*	Rudolph Technologies, Inc	201,401
47,733	*	Semtech Corp	1,112,179
22,187	*	Sigma Designs, Inc	189,699
56,260	*	Silicon Image, Inc	322,370
36,386	*	Spansion, Inc	661,497
16,412	*	Standard Microsystems Corp	388,308
8,020	*	Supertex, Inc	155,428
36,382	*	Tessera Technologies, Inc	571,561
119,608	*	Triquint Semiconductor, Inc	899,452
15,831	*	Ultra Clean Holdings	109,867
18,516	*	Ultratech, Inc	487,897
29,443	*	Veeco Instruments, Inc	1,171,537
18,050	*	Volterra Semiconductor Corp	465,149
37,054	*	Zoran Corp	307,548

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	32,858,525

SOFTWARE & SERVICES - 7.9%
39,703	*	Accelrys, Inc	288,641

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,153	*	ACI Worldwide, Inc	$873,372
8,880	*	Active Network, Inc	161,172
27,658	*	Actuate Corp	167,884
58,685	*	Acxiom Corp	806,332
23,860	*	Advent Software, Inc	554,268
16,797		American Software, Inc (Class A)	143,782
22,895	*	Ancestry.com, Inc	815,291
60,586	*	Aspen Technology, Inc	939,083
32,483		Blackbaud, Inc	825,068
25,166	*	Blackboard, Inc	1,096,231
24,229	*	Bottomline Technologies, Inc	564,293
16,304	*	BroadSoft, Inc	476,240
21,783	*	CACI International, Inc (Class A)	1,286,940
21,677	*	Callidus Software, Inc	111,420
31,133	*	Cardtronics, Inc	715,436
6,219		Cass Information Systems, Inc	233,461
47,498	*	Ciber, Inc	238,440
8,325	*,m	Clinical Data, Inc	7,909
31,914	*	Commvault Systems, Inc	1,235,710
11,206	*	Computer Task Group, Inc	144,445
23,034	*	comScore, Inc	502,372
32,266	*	Concur Technologies, Inc	1,466,166
21,297	*	Constant Contact, Inc	403,152
76,026	*	Convergys Corp	945,763
8,723	*	Convio, Inc	88,626
8,229	*	Cornerstone OnDemand, Inc	134,956
24,641	*	CSG Systems International, Inc	437,624
29,539	*	DealerTrack Holdings, Inc	685,009
16,038	*	Deltek, Inc	114,832
5,610	*	Demand Media, Inc	56,885
23,392	*	DemandTec, Inc	167,487
35,004	*	Dice Holdings, Inc	482,705
29,061	*	Digital River, Inc	741,056
4,639	*	DMRC Corp	184,215
6,447	*	Dynamics Research Corp	77,944
78,040		Earthlink, Inc	627,442
21,980	*	Ebix, Inc	432,786
8,183	*	Echo Global Logistics, Inc	122,418
6,182	*	Ellie Mae, Inc	35,547
13,841	*	Envestnet, Inc	196,265
23,114		EPIQ Systems, Inc	298,633
2,969	*	ePlus, Inc	78,768
37,006	*	Euronet Worldwide, Inc	635,023
11,671	*	ExlService Holdings, Inc	272,401
5,699	*	Eyeblaster, Inc	125,036
29,162		Fair Isaac Corp	867,570
22,450	*	FalconStor Software, Inc	96,535
10,712		Forrester Research, Inc	338,499
3,649	*	FriendFinder Networks, Inc	15,216
41,415	*	Global Cash Access, Inc	116,376
30,373	*	Glu Mobile, Inc	152,472
10,635	*	Guidance Software, Inc	79,975

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,552	*	Hackett Group, Inc	$98,552
27,795		Heartland Payment Systems, Inc	584,807
22,336		iGate Corp	334,817
26,107	*	Infospace, Inc	248,800
10,187	*	Interactive Intelligence, Inc	387,208
37,498	*	Internap Network Services Corp	233,238
33,236	*	j2 Global Communications, Inc	888,731
62,686		Jack Henry & Associates, Inc	1,814,760
30,850	*	JDA Software Group, Inc	862,566
19,214	*	Kenexa Corp	491,302
10,535		Keynote Systems, Inc	252,313
25,588	*	KIT Digital, Inc	298,100
22,868	*	Knot, Inc	213,816
48,976	*	Limelight Networks, Inc	201,781
43,965	*	Lionbridge Technologies	142,886
13,588	*	Liquidity Services, Inc	328,558
38,105	*	Liveperson, Inc	469,073
14,324	*	LogMeIn, Inc	509,218
12,410	*	LoopNet, Inc	227,351
49,345	*	Magma Design Automation, Inc	367,127
15,761	*	Manhattan Associates, Inc	587,885
16,840		Mantech International Corp (Class A)	687,072
14,413		Marchex, Inc (Class B)	124,961
25,108		MAXIMUS, Inc	969,922
69,948	*	Mentor Graphics Corp	799,506
5,772	*	MicroStrategy, Inc (Class A)	919,884
32,806		ModusLink Global Solutions, Inc	137,457
60,000	*	MoneyGram International, Inc	201,600
25,868	*	Monotype Imaging Holdings, Inc	354,392
26,717	*	Motricity, Inc	158,699
112,602	*	Move, Inc	230,834
4,805	*	NCI, Inc (Class A)	103,211
24,300	*	Ness Technologies, Inc	186,381
27,014	*	Netscout Systems, Inc	411,964
19,674	*	NetSuite, Inc	771,418
46,218		NIC, Inc	590,204
17,017	*	OpenTable, Inc	1,205,824
62,725	*	Openwave Systems, Inc	141,131
10,394		Opnet Technologies, Inc	356,618
86,087	*	Parametric Technology Corp	1,789,748
11,831		Pegasystems, Inc	477,499
17,488	*	Perficient, Inc	175,055
14,169	*	PRG-Schultz International, Inc	92,382
48,813	*	Progress Software Corp	1,176,393
15,517	*	PROS Holdings, Inc	253,237
4,513	*	QAD, Inc (Class A)	48,740
50,793	*	QLIK Technologies, Inc	1,539,535
4,967	*	Quepasa Corp	41,971
44,409	*	Quest Software, Inc	842,883
19,876	*	QuinStreet, Inc	248,251
29,065	*	Radiant Systems, Inc	819,342
28,104	*	RealD, Inc	435,050

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

60,627	*	RealNetworks, Inc	$204,919
21,830	*	RealPage, Inc	525,012
10,013		Renaissance Learning, Inc	128,667
6,830	*	Responsys, Inc	99,513
17,772	*	RightNow Technologies, Inc	603,182
7,631	*	Rosetta Stone, Inc	105,308
37,692	*	S1 Corp	354,305
21,069	*	Saba Software, Inc	163,495
78,976		Sapient Corp	1,099,346
8,923	*	Sciquest, Inc	151,959
7,209	*	ServiceSource International LLC	134,520
25,996	*	Smith Micro Software, Inc	92,546
41,066	*	SolarWinds, Inc	883,330
20,438	*	Sourcefire, Inc	502,366
6,115	*	SPS Commerce, Inc	112,333
9,309	*	SRS Labs, Inc	82,385
18,240	*	SS&C Technologies Holdings, Inc	337,805
7,871		Stamps.com, Inc	131,839
3,164	*	Stream Global Services, Inc	10,315
56,951	*	SuccessFactors, Inc	1,537,676
33,898	*	SupportSoft, Inc	109,152
19,092	*	Synchronoss Technologies, Inc	558,441
11,136		Syntel, Inc	612,146
23,084	*	TA Indigo Holding Corp	352,724
52,939	*	Take-Two Interactive Software, Inc	714,147
29,340	*	Taleo Corp (Class A)	971,154
9,819	*	TechTarget, Inc	65,100
35,883	*	TeleCommunication Systems, Inc (Class A)	182,286
11,903	*	TeleNav, Inc	119,387
18,845	*	TeleTech Holdings, Inc	372,943
48,679	*	THQ, Inc	129,730
86,236	*	TiVo, Inc	810,618
18,604	*	TNS, Inc	314,408
4,009	*	Travelzoo, Inc	211,675
23,121	*	Tyler Technologies, Inc	589,354
18,704	*	Ultimate Software Group, Inc	1,017,124
30,971	*	Unisys Corp	643,268
62,012		United Online, Inc	370,212
56,994	*	Valueclick, Inc	1,029,311
20,574	*	Vasco Data Security International	199,156
15,308	*	Verint Systems, Inc	520,778
29,411		VirnetX Holding Corp	894,389
10,911	*	Virtusa Corp	214,510
12,608	*	Vocus, Inc	360,211
58,010	*	Wave Systems Corp	134,583
28,996	*	Websense, Inc	657,629
21,000	*	Website Pros, Inc	182,490
28,111	*	Wright Express Corp	1,383,061
45,941	*	Zix Corp	176,413

		TOTAL SOFTWARE & SERVICES	69,656,446

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
46,750		Adtran, Inc	$1,546,958
14,051	*	Agilysys, Inc	134,468
11,225	*	Anaren, Inc	224,612
20,601		Anixter International, Inc	1,285,913
90,514	*	Arris Group, Inc	1,086,168
61,698	*	Aruba Networks, Inc	1,415,969
21,115	*	Avid Technology, Inc	276,395
14,348	*	AX Holding Corp	205,176
7,229		Bel Fuse, Inc (Class B)	137,496
44,260	*	Benchmark Electronics, Inc	648,409
36,966	*	BigBand Networks, Inc	72,084
13,047		Black Box Corp	371,709
31,455	*	Blue Coat Systems, Inc	633,818
36,009	*	Bookham, Inc	169,242
50,277	*	Brightpoint, Inc	457,018
27,019	*	Calix Networks, Inc	495,528
28,611	*	Checkpoint Systems, Inc	449,193
29,973		Cognex Corp	1,017,583
18,224	*	Coherent, Inc	875,299
4,821		Communications Systems, Inc	86,199
19,066		Comtech Telecommunications Corp	513,829
25,365	*	Cray, Inc	153,205
23,770		CTS Corp	233,659
24,150		Daktronics, Inc	239,810
9,717		DDi Corp	79,971
19,814	*	DG FastChannel, Inc	559,944
18,150	*	Digi International, Inc	259,364
40,749	*	Dot Hill Systems Corp	92,093
12,696	*	DTS, Inc	440,805
24,989	*	Echelon Corp	207,159
13,579		Electro Rent Corp	219,437
16,573	*	Electro Scientific Industries, Inc	318,367
33,764	*	Electronics for Imaging, Inc	581,077
12,624	*	eMagin Corp	56,177
63,807	*	EMCORE Corp	167,174
11,255	*	EMS Technologies, Inc	370,064
62,899	*	Emulex Corp	531,497
66,384	*	Extreme Networks, Inc	225,042
14,759	*	Fabrinet	227,289
11,692	*	FARO Technologies, Inc	476,566
28,055	*	FEI Co	926,937
64,806	*	Finisar Corp	1,104,294
17,421	*	Gerber Scientific, Inc	191,979
16,474	*	Globecomm Systems, Inc	229,977
18,719	*	GSI Group, Inc	210,214
82,983	*	Harmonic, Inc	450,598
43,398	*	Harris Stratex Networks, Inc (Class A)	167,950
39,774	*	Hypercom Corp	322,567
21,477	*	Imation Corp	178,689
21,045	*	Immersion Corp	192,562
75,533	*	Infinera Corp	485,677
33,601	*	Insight Enterprises, Inc	565,505

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,778		InterDigital, Inc	$2,237,099
42,951	*	Intermec, Inc	463,012
16,120	*	Intevac, Inc	146,692
27,898	*	Ixia	278,980
31,932	*	Kemet Corp	389,570
11,713	*	KVH Industries, Inc	112,093
11,865	*	LeCroy Corp	120,667
16,258		Littelfuse, Inc	830,621
7,887	*	Loral Space & Communications, Inc	514,863
20,365	*	Maxwell Technologies, Inc	343,558
10,563	*	Measurement Specialties, Inc	344,988
21,824	*	Mercury Computer Systems, Inc	366,425
7,777	*	Meru Networks, Inc	66,804
26,919		Methode Electronics, Inc	284,803
80,388	*	Microvision, Inc	87,623
11,200		MTS Systems Corp	441,392
6,943	*	Multi-Fineline Electronix, Inc	141,012
6,190	*	NeoPhotonics Corp Ltd	45,682
26,449	*	Netgear, Inc	870,437
26,767	*	Newport Corp	415,959
22,837	*	Novatel Wireless, Inc	117,154
6,872	*	Numerex Corp	49,891
37,143	*	OCZ Technology Group, Inc	278,944
14,925	*	Oplink Communications, Inc	251,934
35,189	*	OpNext, Inc	66,507
24,801	*	Orbcomm, Inc	73,659
13,672	*	OSI Systems, Inc	564,517
14,990		Park Electrochemical Corp	392,138
7,451	*	PC Connection, Inc	58,267
35,122		Plantronics, Inc	1,202,929
27,425	*	Plexus Corp	809,312
50,740	*	Power-One, Inc	365,835
124,514	*	Powerwave Technologies, Inc	270,195
8,208	*	Procera Networks, Inc	91,191
164,722	*	Quantum Corp	433,219
22,110	*	Rackable Systems, Inc	315,510
17,433	*	Radisys Corp	138,418
10,899		Richardson Electronics Ltd	161,632
7,098		Rimage Corp	105,192
20,541	*	Rofin-Sinar Technologies, Inc	644,577
11,586	*	Rogers Corp	561,689
58,499	*	Sanmina-SCI Corp	666,889
19,510	*	Scansource, Inc	720,895
27,886	*	SCM Microsystems, Inc	59,118
20,021	*	Seachange International, Inc	191,401
34,053	*	ShoreTel, Inc	290,132
47,070	*	Smart Modular Technologies WWH, Inc	423,630
154,275	*	Sonus Networks, Inc	456,654
29,529	*	STEC, Inc	300,310
14,881	*	Stratasys, Inc	379,466
19,320	*	Super Micro Computer, Inc	272,219
13,873		Sycamore Networks, Inc	273,298

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,539	*	Symmetricom, Inc	$173,156
24,545	*	Synaptics, Inc	603,070
16,312	*	SYNNEX Corp	461,956
30,521		Technitrol, Inc	127,578
45,152	*	Tekelec	354,443
38,367	*	TTM Technologies, Inc	531,383
27,812	*	Universal Display Corp	831,857
11,171	*	Veraz Networks, Inc	41,444
26,230	*	Viasat, Inc	1,178,514
2,486	*	Viasystems Group, Inc	55,786
8,870	*	Vishay Precision Group, Inc	151,234
38,374	*	Westell Technologies, Inc	109,366
21,276	*	X-Rite, Inc	103,401
21,552	*	Xyratex Ltd	205,391
12,155	*	Zygo Corp	145,860

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	47,132,156

TELECOMMUNICATION SERVICES - 1.0%
44,814	*	8x8, Inc	174,775
16,366		AboveNet, Inc	996,525
32,142		Alaska Communications Systems Group, Inc	232,387
6,736		Atlantic Tele-Network, Inc	254,419
4,212	*	Boingo Wireless, Inc	36,939
19,643	*	Cbeyond Communications, Inc	220,591
143,613	*	Cincinnati Bell, Inc	496,901
32,647	*	Cogent Communications Group, Inc	491,990
19,417		Consolidated Communications Holdings, Inc	349,894
15,582	*	Fairpoint Communications, Inc	118,423
30,595	*	General Communication, Inc (Class A)	347,253
22,096	*	Global Crossing Ltd	760,765
71,973	*	Globalstar, Inc	71,973
9,679	*	HickoryTech Corp	103,372
109,270	*	ICO Global Communications Holdings Ltd	305,956
10,049		IDT Corp (Class B)	242,482
19,816	*	inContact, Inc	93,532
31,470	*	Iridium Communications, Inc	268,439
43,869	*	Leap Wireless International, Inc	590,476
24,875	*	Neutral Tandem, Inc	381,334
21,642		NTELOS Holdings Corp	420,288
92,914	*	PAETEC Holding Corp	410,680
37,849	*	Premiere Global Services, Inc	320,203
18,091		Shenandoah Telecom Co	286,923
9,724	*	SureWest Communications	127,579
68	*,b,m	Touch America Holdings, Inc	0
24,388	*	Towerstream Corp	105,112
16,917		USA Mobility, Inc	279,300
99,605	*	Vonage Holdings Corp	399,416

		TOTAL TELECOMMUNICATION SERVICES	8,887,927

TRANSPORTATION - 2.1%
39,378	*	Air Transport Services Group, Inc	196,102
25,896	*	Alaska Air Group, Inc	1,582,764

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,680		Allegiant Travel Co	$459,560
6,213	*	Amerco, Inc	560,040
18,430		Arkansas Best Corp	443,426
19,065	*	Atlas Air Worldwide Holdings, Inc	998,816
76,264	*	Avis Budget Group, Inc	1,152,349
12,287		Baltic Trading Ltd	67,456
14,511	*	Celadon Group, Inc	198,510
6,018	*	Covenant Transportation Group, Inc	35,326
21,069	*	Dollar Thrifty Automotive Group, Inc	1,517,811
45,282	*	Eagle Bulk Shipping, Inc	106,866
30,398	*	Excel Maritime Carriers Ltd	78,427
21,052		Forward Air Corp	655,980
20,675	*	Genco Shipping & Trading Ltd	129,425
28,647	*	Genesee & Wyoming, Inc (Class A)	1,576,730
37,243	*	Hawaiian Holdings, Inc	175,042
36,736		Heartland Express, Inc	562,796
26,726	*	Hub Group, Inc (Class A)	948,238
4,307		International Shipholding Corp	88,681
178,125	*	JetBlue Airways Corp	853,219
44,281		Knight Transportation, Inc	696,983
11,208		Marten Transport Ltd	230,549
34,285	*	Old Dominion Freight Line	1,270,259
25,845	*	Pacer International, Inc	138,012
5,856	*	Park-Ohio Holdings Corp	111,323
4,463	*	Patriot Transportation Holding, Inc	103,408
10,805	*	Quality Distribution, Inc	124,258
16,102	*	RailAmerica, Inc	239,598
34,804	*	Republic Airways Holdings, Inc	150,701
7,386	*	Roadrunner Transportation Services Holdings, Inc	113,966
11,420	*	Saia, Inc	172,099
38,200		Skywest, Inc	491,252
10,443	*	Spirit Airlines, Inc	136,803
57,274	*	Swift Transportation Co, Inc	649,487
17,034	*	Ultrapetrol Bahamas Ltd	79,208
4,016	*	Universal Truckload Services, Inc	63,854
117,120	*	US Airways Group, Inc	730,829
31,335		Werner Enterprises, Inc	737,939
7,386	*	Zipcar, Inc	171,946

		TOTAL TRANSPORTATION	18,800,038

UTILITIES - 3.3%
22,609		Allete, Inc	910,012
13,479		American States Water Co	460,847
4,373		Artesian Resources Corp	79,589
49,508		Atlantic Power Corp	772,820
40,701		Avista Corp	1,026,072
28,487		Black Hills Corp	851,192
8,462	*	Cadiz, Inc	91,220
30,060		California Water Service Group	550,400
9,691		Central Vermont Public Service Corp	340,057
11,486		CH Energy Group, Inc	586,590
6,891		Chesapeake Utilities Corp	266,062

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

44,087		Cleco Corp	$1,530,700
5,753		Connecticut Water Service, Inc	145,723
10,119		Consolidated Water Co, Inc	91,273
76,305	*	Dynegy, Inc (Class A)	436,465
30,548	*	El Paso Electric Co	1,021,831
30,044		Empire District Electric Co	613,198
35,227		Idacorp, Inc	1,381,251
16,713		Laclede Group, Inc	622,559
16,980		MGE Energy, Inc	697,538
10,708		Middlesex Water Co	195,849
29,903		New Jersey Resources Corp	1,304,070
32,915		Nicor, Inc	1,800,450
19,346		Northwest Natural Gas Co	863,025
26,205		NorthWestern Corp	839,084
12,985		Ormat Technologies, Inc	270,867
26,111		Otter Tail Corp	542,587
3,386		Pennichuck Corp	96,670
53,150		Piedmont Natural Gas Co, Inc	1,550,385
62,640		PNM Resources, Inc	940,853
54,428		Portland General Electric Co	1,348,726
10,188		SJW Corp	239,622
21,924		South Jersey Industries, Inc	1,107,162
33,040		Southwest Gas Corp	1,232,062
36,667		UIL Holdings Corp	1,170,777
26,196		Unisource Energy Corp	964,537
7,908		Unitil Corp	202,049
37,192		WGL Holdings, Inc	1,443,422
9,533		York Water Co	162,442

		TOTAL UTILITIES	28,750,038

		TOTAL COMMON STOCKS	874,089,891

		(Cost $793,030,390)

RIGHTS / WARRANTS - 0.0%
CAPITAL GOODS - 0.0%
4	m	GreenHunter Energy, Inc	0

		TOTAL CAPITAL GOODS	0

		TOTAL RIGHTS / WARRANTS	0

		(Cost $0)

		TOTAL INVESTMENTS - 99.5%	874,089,891
		(Cost $793,030,390)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	4,246,602

		NET ASSETS - 100.0%	$878,336,493

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.
	b	In bankruptcy.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

ARGENTINA - 0.1%
102,919		Tenaris S.A.	$2,256,052

		TOTAL ARGENTINA	2,256,052

AUSTRALIA - 8.4%
100,637		AGL Energy Ltd	1,567,544
535,770		Alumina Ltd	1,275,384
272,463		Amcor Ltd	2,103,059
629,676		AMP Ltd	3,149,301
650,876		Asciano Group	1,190,428
575,392	*	Australia & New Zealand Banking Group Ltd	13,151,856
37,695		Australian Stock Exchange Ltd	1,236,384
81,090		Bendigo Bank Ltd	786,817
710,966		BHP Billiton Ltd	32,509,307
447,952		BlueScope Steel Ltd	559,073
163,800		Boral Ltd	749,903
316,952		Brambles Ltd	2,406,411
30,872		Caltex Australia Ltd	361,044
490,461		CFS Gandel Retail Trust	931,704
126,514		Coca-Cola Amatil Ltd	1,571,446
12,564		Cochlear Ltd	977,636
343,122		Commonwealth Bank of Australia	18,554,396
100,795		Computershare Ltd	906,710
94,481		Crown Ltd	924,481
120,698		CSL Ltd	4,068,919
1,087,643		DB RREEF Trust	1,033,070
164,445	*	Echo Entertainment Group Ltd	724,444
265,270		Fortescue Metals Group Ltd	1,837,708
420,908		Foster’s Group Ltd	2,335,169
400,366		GPT Group (ASE)	1,323,910
131,891		Harvey Norman Holdings Ltd	315,573
92,453		Iluka Resources Ltd	1,802,332
372,885		Incitec Pivot Ltd	1,615,331
447,337		Insurance Australia Group Ltd	1,608,676
92,696	*	James Hardie Industries NV	582,103
462,476		John Fairfax Holdings Ltd	446,708
32,332		Leighton Holdings Ltd	751,058
121,573		Lend Lease Corp Ltd	1,182,408
396,700	*	Lynas Corp Ltd	930,442
40,675		MacArthur Coal Ltd	695,414
90,460		Macquarie Airports	323,702
1,419,735		Macquarie Goodman Group	1,059,447
74,733	*	Macquarie Group Ltd	2,263,709
169,029		Metcash Ltd	771,863
758,258		Mirvac Group	956,546

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

480,893		National Australia Bank Ltd	$12,661,520
169,811		Newcrest Mining Ltd	7,404,967
281,732		OneSteel Ltd	545,309
80,049		Orica Ltd	2,255,817
233,957		Origin Energy Ltd	3,770,004
72,254		Oxiana Ltd	1,078,900
146,805	*	Paladin Resources Ltd	421,776
233,286	*	Qantas Airways Ltd	472,807
234,620		QBE Insurance Group Ltd	4,222,370
375,745	*	QR National Ltd	1,385,332
31,269		Ramsay Health Care Ltd	599,760
95,729		Rio Tinto Ltd	8,387,050
191,439		Santos Ltd	2,708,545
35,232		Sims Group Ltd	650,325
79,537		Sonic Healthcare Ltd	1,062,107
232,861		SP AusNet	235,066
521,959		Stockland Trust Group	1,748,049
279,873		Suncorp-Metway Ltd	2,277,345
142,278		Tabcorp Holdings Ltd	502,536
289,907		Tattersall’s Ltd	739,147
950,737		Telstra Corp Ltd	3,118,669
148,568		Toll Holdings Ltd	738,035
285,065		Transurban Group	1,595,958
220,849		Wesfarmers Ltd	7,102,719
34,659		Wesfarmers Ltd PPS	1,129,735
482,751		Westfield Group	4,217,778
633,893		Westfield Retail Trust	1,696,963
666,664		Westpac Banking Corp	14,926,615
137,198		Woodside Petroleum Ltd	5,781,120
269,162		Woolworths Ltd	7,963,259
43,579		WorleyParsons Ltd	1,316,790

		TOTAL AUSTRALIA	214,257,789

AUSTRIA - 0.3%
40,745		Erste Bank der Oesterreichischen Sparkassen AG.	1,948,032
216,650	*	IMMOFINANZ Immobilien Anlagen AG	835,463
13,501		Oest Elektrizitatswirts AG. (Class A)	552,306
36,095		OMV AG.	1,438,827
11,528		Raiffeisen International Bank Holding AG.	576,373
69,956		Telekom Austria AG.	857,534
25,410		Voestalpine AG.	1,315,437
8,707		Wiener Staedtische Allgemeine Versicherung AG.	462,833

		TOTAL AUSTRIA	7,986,805

BELGIUM - 0.9%
8,678		Bekaert S.A.	525,618
32,149		Belgacom S.A.	1,121,416
17,553		Colruyt S.A.	855,022
22,664		Delhaize Group	1,632,202
142,710	*	Dexia	376,987
493,491		Fortis	1,011,747
17,389		Groupe Bruxelles Lambert S.A.	1,466,399

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

177,995		InBev NV	$10,244,420
35,716		KBC Groep NV	1,260,244
6,488		Mobistar S.A.	452,215
12,846		Solvay S.A.	1,934,304
21,100		UCB S.A.	970,450
24,430		Umicore	1,244,533

		TOTAL BELGIUM	23,095,557

CHINA - 0.1%
805,500		BOC Hong Kong Holdings Ltd	2,404,392

		TOTAL CHINA	2,404,392

CYPRUS - 0.0%
185,065		Bank of Cyprus Public Co Ltd	404,108

		TOTAL CYPRUS	404,108

DENMARK - 1.0%
125		AP Moller - Maersk AS (Class A)	925,564
286		AP Moller - Maersk AS (Class B)	2,191,337
23,285		Carlsberg AS (Class B)	2,287,247
5,059		Coloplast AS (Class B)	777,776
145,426	*	Danske Bank AS	2,813,469
45,563		DSV AS	1,010,166
92,811		Novo Nordisk AS (Class B)	11,352,718
10,568		Novozymes AS (B Shares)	1,723,442
12,891		Pandora AS	369,462
83,707	*	TDC AS	778,651
5,020		TrygVesta AS	274,020
45,126	*	Vestas Wind Systems AS	994,862
5,677	*	William Demant Holding	497,483

		TOTAL DENMARK	25,996,197

FINLAND - 0.9%
34,028		Elisa Oyj (Series A)	731,307
96,101		Fortum Oyj	2,543,056
14,391		Kesko Oyj (B Shares)	558,425
34,859		Kone Oyj (Class B)	2,020,899
28,226		Metso Oyj	1,379,747
28,479		Neste Oil Oyj	371,967
823,120		Nokia Oyj	4,786,517
24,704		Nokian Renkaat Oyj	1,155,523
32,081		OKO Bank (Class A)	390,340
21,453		Orion Oyj (Class B)	518,417
29,777		Outokumpu Oyj	317,660
16,042		Rautaruukki Oyj	327,226
91,626		Sampo Oyj (A Shares)	2,790,819
19,804		Sanoma-WSOY Oyj	346,707
127,961		Stora Enso Oyj (R Shares)	1,101,240
112,812		UPM-Kymmene Oyj	1,757,993
37,515		Wartsila Oyj (B Shares)	1,079,693

		TOTAL FINLAND	22,177,536

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

FRANCE - 9.1%
31,735		Accor S.A.	$1,396,688
7,945		Aeroports de Paris	722,208
34,704	*	Air France-KLM	417,594
63,046		Air Liquide	8,660,187
521,613	*	Alcatel S.A.	2,079,145
44,926		Alstom RGPT	2,364,993
12,123		Arkema	1,182,705
10,066		Atos Origin S.A.	554,384
384,208		AXA S.A.	7,188,138
212,515		BNP Paribas	13,782,408
50,882		Bouygues S.A.	1,923,275
12,376		Bureau Veritas S.A.	1,009,360
32,293		Cap Gemini S.A.	1,589,165
130,198		Carrefour S.A.	3,841,545
11,506		Casino Guichard Perrachon S.A.	1,048,968
12,394		Christian Dior S.A.	1,980,859
33,818		CNP Assurances	650,916
88,490		Compagnie de Saint-Gobain	5,113,540
30,947	*	Compagnie Generale de Geophysique S.A.	1,039,261
43,833		Compagnie Generale d’Optique Essilor International S.A.	3,512,719
213,699		Credit Agricole S.A.	2,623,376
13,401		Dassault Systemes S.A.	1,182,463
35,572		Edenred	1,024,290
9,219		Eiffage S.A.	504,198
56,697		Electricite de France	2,153,598
1,277		Eramet	355,339
6,735		Eurazeo	457,601
20,982		Eutelsat Communications	903,914
5,883		Fonciere Des Regions	573,658
411,430		France Telecom S.A.	8,513,427
274,543		Gaz de France	8,977,806
5,032		Gecina S.A.	698,354
129,393		Groupe Danone	9,225,032
112,326		Groupe Eurotunnel S.A.	1,197,293
4,735		Icade	545,261
3,848		Iliad S.A.	493,421
8,480		Imerys S.A.	582,257
15,185	*	JC Decaux S.A.	419,585
23,713		Klepierre	886,635
43,483		Lafarge S.A.	2,325,450
24,668		Lagardere S.C.A.	958,157
43,518		Legrand S.A.	1,693,807
52,842		L’Oreal S.A.	6,357,695
56,296		LVMH Moet Hennessy Louis Vuitton S.A.	10,318,658
12,399		M6-Metropole Television	282,966
39,542		Michelin (C.G.D.E.) (Class B)	3,320,618
207,678		Natixis	942,104
6,739		Neopost S.A.	538,508
43,662		Pernod-Ricard S.A.	4,325,450
33,319		Peugeot S.A.	1,263,036

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

16,451		PPR	$3,040,295
27,308		Publicis Groupe S.A.	1,388,710
41,877		Renault S.A.	2,234,347
37,312		Safran S.A.	1,551,003
246,841		Sanofi-Aventis	19,179,669
54,070		Schneider Electric S.A.	7,813,898
37,054		SCOR	953,649
6,012		Societe BIC S.A.	567,743
140,842		Societe Generale	6,971,620
26,982		Societe Television Francaise 1	514,505
20,375		Sodexho Alliance S.A.	1,556,984
56,031		Suez Environnement S.A.	1,038,662
21,434		Technip S.A.	2,346,933
22,652		Thales S.A.	968,192
468,260		Total S.A.	25,308,674
20,274		Unibail	4,513,507
24,995		Vallourec	2,532,842
76,164		Veolia Environnement	1,714,639
96,646		Vinci S.A.	5,600,798
273,139		Vivendi Universal S.A.	6,531,830
7,274		Wendel	835,753

		TOTAL FRANCE	230,866,268

GERMANY - 8.6%
46,302		Adidas-Salomon AG.	3,437,049
100,348		Allianz AG.	13,076,842
8,907		Axel Springer AG.	394,054
203,451		BASF AG.	18,373,897
182,647		Bayer AG.	14,611,795
73,187		Bayerische Motoren Werke AG.	7,316,634
11,193		Bayerische Motoren Werke AG. (Preference)	705,395
22,523		Beiersdorf AG.	1,450,987
7,588		Brenntag AG.	773,518
17,553		Celesio AG.	337,348
798,158	*	Commerzbank AG.	3,033,904
17,946	*	Continental AG.	1,787,464
200,656		DaimlerChrysler AG. (EUR)	14,546,661
206,084		Deutsche Bank AG.	11,331,037
41,972		Deutsche Boerse AG.	3,103,590
48,056		Deutsche Lufthansa AG.	967,463
182,670		Deutsche Post AG.	3,225,154
622,430		Deutsche Telekom AG.	9,702,272
399,328		E.ON AG.	11,010,720
7,892		Fraport AG. Frankfurt Airport Services Worldwide	632,331
43,799		Fresenius Medical Care AG.	3,361,437
25,402		Fresenius SE	2,717,723
39,358		GEA Group AG.	1,368,300
13,750		Hannover Rueckversicherung AG.	713,571
31,240		HeidelbergCement AG.	1,718,115
28,599		Henkel KGaA	1,560,382
38,808		Henkel KGaA (Preference)	2,616,335
10,055		Hochtief AG.	807,137

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

236,908		Infineon Technologies AG.	$2,377,152
37,887		K+S AG.	3,022,892
15,472	*	Kabel Deutschland Holding AG.	870,873
18,059		Lanxess AG.	1,449,531
37,548		Linde AG.	6,728,919
22,878		MAN SE	3,045,061
14,448		Merck KGaA	1,541,975
28,687		Metro AG.	1,583,517
41,637		Muenchener Rueckver AG.	6,144,393
33,994		Porsche AG.	2,612,302
18,119		ProSiebenSat.1 Media AG.	467,441
93,117		RWE AG.	4,881,629
8,379		RWE AG. (Preference)	402,617
8,860		Salzgitter AG.	645,359
203,965		SAP AG.	12,752,327
181,599		Siemens AG.	23,209,469
15,650		Suedzucker AG.	551,808
71,848		ThyssenKrupp AG.	3,176,574
33,665	*	TUI AG.	311,143
27,984		United Internet AG.	569,004
6,796		Volkswagen AG.	1,242,005
32,154		Volkswagen AG. (Preference)	6,418,459
3,587		Wacker Chemie AG.	678,311

		TOTAL GERMANY	219,363,876

GREECE - 0.2%
118,629	*	Alpha Bank S.A.	520,033
42,261		Coca Cola Hellenic Bottling Co S.A.	1,096,083
78,433	*	EFG Eurobank Ergasias S.A.	304,854
53,599		Hellenic Telecommunications Organization S.A.	448,536
214,492	*	National Bank of Greece S.A.	1,442,378
48,879		OPAP S.A.	810,832
27,318		Public Power Corp	336,253

		TOTAL GREECE	4,958,969

HONG KONG - 2.6%
1,728,800	*	AIA Group Ltd	6,349,871
41,200		ASM Pacific Technology	451,888
328,126		Bank of East Asia Ltd	1,266,430
268,000		Cathay Pacific Airways Ltd	621,531
304,000		Cheung Kong Holdings Ltd	4,635,037
104,000		Cheung Kong Infrastructure Holdings Ltd	599,249
427,000		CLP Holdings Ltd	3,948,932
265,832		Esprit Holdings Ltd	773,921
277,000	*	Galaxy Entertainment Group Ltd	716,216
177,000		Hang Lung Group Ltd	1,064,832
537,000		Hang Lung Properties Ltd	1,980,674
172,300		Hang Seng Bank Ltd	2,704,286
231,408		Henderson Land Development Co Ltd	1,464,917
1,038,533		Hong Kong & China Gas Ltd	2,540,257
307,500		Hong Kong Electric Holdings Ltd	2,544,828
225,400		Hong Kong Exchanges and Clearing Ltd	4,649,869

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

136,540		Hopewell Holdings	$441,913
1,160,300	*	Hutchison Port Holdings Trust	881,828
474,000		Hutchison Whampoa Ltd	5,521,615
136,699		Hysan Development Co Ltd	640,623
148,623		Kerry Properties Ltd	718,899
1,282,600		Li & Fung Ltd	2,132,703
122,000		Lifestyle International Holdings Ltd	398,432
499,105		Link Real Estate Investment Trust	1,743,962
311,643		MTR Corp	1,057,129
590,959		New World Development Ltd	869,197
825,890		Noble Group Ltd	1,280,695
243,133		NWS Holdings Ltd	352,547
49,300		Orient Overseas International Ltd	279,823
751,000		PCCW Ltd	327,402
336,192		Shangri-La Asia Ltd	865,859
571,034		Sino Land Co	967,319
365,000		SJM Holdings Ltd	917,900
308,000		Sun Hung Kai Properties Ltd	4,681,283
166,500		Swire Pacific Ltd (Class A)	2,342,185
353,762		Wharf Holdings Ltd	2,598,442
191,000		Wheelock & Co Ltd	820,185
39,995		Wing Hang Bank Ltd	429,194
162,000		Yue Yuen Industrial Holdings	519,528

		TOTAL HONG KONG	67,101,401

INDIA - 0.0%
27,519		Vedanta Resources plc	795,620

		TOTAL INDIA	795,620

IRELAND - 0.4%
67,097	*,m	Anglo Irish Bank Corp plc	0
156,291		CRH plc	3,065,984
115,081	*	Elan Corp plc	1,286,098
30,143		Kerry Group plc (Class A)	1,245,017
41,178		Ryanair Holdings plc	189,401
7,728		Ryanair Holdings plc (ADR)	210,124
124,134		Shire Ltd	4,308,528

		TOTAL IRELAND	10,305,152

ISRAEL - 0.7%
233,877		Bank Hapoalim Ltd	1,156,415
242,884		Bank Leumi Le-Israel	1,127,412
392,847		Bezeq Israeli Telecommunication Corp Ltd	951,630
9,768		Cellcom Israel Ltd	254,124
1,124		Delek Group Ltd	250,527
4,808		Elbit Systems Ltd	227,433
99,794		Israel Chemicals Ltd	1,677,890
519		Israel Corp Ltd	562,974
152,452	*	Israel Discount Bank Ltd	294,446
58,941	*	Makhteshim-Agan Industries Ltd	325,388
29,881		Mizrahi Tefahot Bank Ltd	313,973
15,173	*	Nice Systems Ltd	540,751

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

16,698		Partner Communications	$239,538
208,147		Teva Pharmaceutical Industries Ltd	9,709,319

		TOTAL ISRAEL	17,631,820

ITALY - 2.4%
250,548		A2A S.p.A.	359,094
253,736		Assicurazioni Generali S.p.A.	4,815,896
24,708		Autogrill S.p.A.	325,190
67,185		Autostrade S.p.A.	1,243,959
146,164		Banca Carige S.p.A.	302,663
2,215,605		Banca Intesa S.p.A.	5,110,944
220,489		Banca Intesa S.p.A. RSP	418,229
754,112		Banca Monte dei Paschi di Siena S.p.A.	565,181
180,203		Banche Popolari Unite Scpa	864,852
403,031		Banco Popolare Scarl	772,119
382,992		Enel Green Power S.p.A	956,501
1,445,353		Enel S.p.A.	8,324,280
529,147		ENI S.p.A.	11,498,911
14,670		Exor S.p.A.	440,775
168,151	*	FIAT Industrial S.p.A.	2,219,538
172,358		Fiat S.p.A.	1,702,970
85,276		Finmeccanica S.p.A.	654,332
24,777		Luxottica Group S.p.A.	785,528
146,488		Mediaset S.p.A.	627,635
115,692		Mediobanca S.p.A.	1,063,283
298,564		Parmalat S.p.A.	777,789
57,563		Pirelli & C S.p.A.	596,848
45,733		Prysmian S.p.A.	846,464
59,158		Saipem S.p.A.	3,082,751
359,963		Snam Rete Gas S.p.A.	2,078,123
1,340,549		Telecom Italia RSP	1,441,615
2,103,092		Telecom Italia S.p.A.	2,646,293
279,118		Terna Rete Elettrica Nazionale S.p.A.	1,265,647
2,955,589		UniCredito Italiano S.p.A.	5,272,383

		TOTAL ITALY	61,059,793

JAPAN - 20.7%
7,700		ABC-Mart, Inc	297,337
35,100		Advantest Corp	621,962
127,600		Aeon Co Ltd	1,606,948
15,000		Aeon Credit Service Co Ltd	210,636
18,000		Aeon Mall Co Ltd	462,811
28,000		Air Water, Inc	339,614
41,400		Aisin Seiki Co Ltd	1,588,650
143,000		Ajinomoto Co, Inc	1,772,616
8,000		Alfresa Holdings Corp	326,961
192,000		All Nippon Airways Co Ltd	650,476
76,000		Amada Co Ltd	589,128
138,000		Aozora Bank Ltd	336,581
83,000		Asahi Breweries Ltd	1,756,306
218,000		Asahi Glass Co Ltd	2,518,695
269,000		Asahi Kasei Corp	1,902,959

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

35,000		Asics Corp	$530,709
98,100		Astellas Pharma, Inc	3,811,182
68,000		Bank of Kyoto Ltd	620,665
271,000		Bank of Yokohama Ltd	1,327,300
15,900		Benesse Corp	687,431
141,000		Bridgestone Corp	3,507,461
50,100		Brother Industries Ltd	781,547
251,300		Canon, Inc	12,115,538
55,300		Casio Computer Co Ltd	391,315
329		Central Japan Railway Co	2,835,000
159,000		Chiba Bank Ltd	1,007,636
38,000		Chiyoda Corp	485,385
153,300		Chubu Electric Power Co, Inc	2,632,732
46,258		Chugai Pharmaceutical Co Ltd	821,440
41,000		Chugoku Bank Ltd	521,510
64,800		Chugoku Electric Power Co, Inc	1,046,394
53,300		Citizen Watch Co Ltd	320,026
11,300		Coca-Cola West Japan Co Ltd	226,049
117,000		Cosmo Oil Co Ltd	353,130
32,300		Credit Saison Co Ltd	547,837
120,000		Dai Nippon Printing Co Ltd	1,362,603
68,000		Daicel Chemical Industries Ltd	486,504
78,000		Daido Steel Co Ltd	552,986
41,000	*	Daihatsu Motor Co Ltd	718,136
2,007		Dai-ichi Mutual Life Insurance Co	2,840,703
145,400		Daiichi Sankyo Co Ltd	3,004,671
50,000		Daikin Industries Ltd	1,773,731
31,400		Dainippon Sumitomo Pharma Co Ltd	319,166
15,800		Daito Trust Construction Co Ltd	1,520,862
106,000		Daiwa House Industry Co Ltd	1,428,489
370,000	*	Daiwa Securities Group, Inc	1,609,336
21,600		Dena Co Ltd	1,075,504
107,000		Denki Kagaku Kogyo KK	516,251
107,500		Denso Corp	3,820,107
39,800		Dentsu, Inc	1,238,058
74,600		East Japan Railway Co	4,694,910
56,100		Eisai Co Ltd	2,276,961
25,900		Electric Power Development Co	684,840
45,200	*	Elpida Memory, Inc	417,241
14,500		FamilyMart Co Ltd	547,857
42,100	*	Fanuc Ltd	7,964,142
11,800		Fast Retailing Co Ltd	2,088,477
138,000	*	Fuji Electric Holdings Co Ltd	449,274
101,100		Fuji Folms Holdings Corp	3,053,226
130,000		Fuji Heavy Industries Ltd	1,040,819
408,000		Fujitsu Ltd	2,401,149
164,000		Fukuoka Financial Group, Inc	697,330
155,000		Furukawa Electric Co Ltd	665,946
25,600	*	Gree, Inc	586,210
87,000		GS Yuasa Corp	603,450
90,000		Gunma Bank Ltd	478,393
87,000		Hachijuni Bank Ltd	482,749

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

4,970		Hakuhodo DY Holdings, Inc	$274,593
15,500		Hamamatsu Photonics KK	697,479
64,000		Hino Motors Ltd	397,083
6,600		Hirose Electric Co Ltd	661,196
117,000		Hiroshima Bank Ltd	514,620
14,000		Hisamitsu Pharmaceutical Co, Inc	610,213
24,400		Hitachi Chemical Co Ltd	483,416
25,600		Hitachi Construction Machinery Co Ltd	577,442
14,200		Hitachi High-Technologies Corp	307,573
1,000,000		Hitachi Ltd	6,166,455
35,000		Hitachi Metals Ltd	494,248
38,400		Hokkaido Electric Power Co, Inc	588,342
275,000		Hokuhoku Financial Group, Inc	574,119
37,200		Hokuriku Electric Power Co	666,958
358,900		Honda Motor Co Ltd	14,239,691
95,500	*	Hoya Corp	2,317,662
27,600	*	Ibiden Co Ltd	835,270
4,900		Idemitsu Kosan Co Ltd	568,981
484		Inpex Holdings, Inc	3,757,053
79,280	*	Isetan Mitsukoshi Holdings Ltd	839,878
303,000		Ishikawajima-Harima Heavy Industries Co Ltd	816,429
275,000		Isuzu Motors Ltd	1,363,865
335,400		Itochu Corp	3,869,659
6,300		Itochu Techno-Science Corp	249,126
54,000		Iyo Bank Ltd	508,476
104,400		J Front Retailing Co Ltd	495,436
7,500		Japan Petroleum Exploration Co	382,086
150		Japan Prime Realty Investment Corp	386,766
111		Japan Real Estate Investment Corp	1,112,113
336	*	Japan Retail Fund Investment Corp	523,903
79,000		Japan Steel Works Ltd	553,632
992		Japan Tobacco, Inc	4,495,605
102,300		JFE Holdings, Inc	2,783,224
44,000		JGC Corp	1,374,162
141,000		Joyo Bank Ltd	592,730
58,800		JS Group Corp	1,470,829
37,200		JSR Corp	759,729
51,100		JTEKT Corp	749,108
541		Jupiter Telecommunications Co	630,115
495,600		JX Holdings, Inc	3,583,229
171,000		Kajima Corp	531,359
56,000		Kamigumi Co Ltd	557,474
57,000		Kaneka Corp	364,707
165,800		Kansai Electric Power Co, Inc	2,792,988
53,000		Kansai Paint Co Ltd	489,443
119,900		Kao Corp	3,390,676
299,000		Kawasaki Heavy Industries Ltd	1,093,941
174,000		Kawasaki Kisen Kaisha Ltd	569,429
639		KDDI Corp	4,748,276
103,000		Keihin Electric Express Railway Co Ltd	802,543
120,000		Keio Corp	725,632
66,000		Keisei Electric Railway Co Ltd	424,126

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

9,100		Keyence Corp	$2,572,879
32,000		Kikkoman Corp	353,795
26,000		Kinden Corp	219,930
356,000		Kintetsu Corp	1,201,289
182,000		Kirin Brewery Co Ltd	2,680,226
531,000		Kobe Steel Ltd	1,172,951
20,000	*	Koito Manufacturing Co Ltd	343,814
208,500		Komatsu Ltd	6,509,030
18,000		Konami Corp	472,462
100,500		Konica Minolta Holdings, Inc	813,103
254,000		Kubota Corp	2,305,325
76,200		Kuraray Co Ltd	1,150,389
23,800		Kurita Water Industries Ltd	691,182
34,300		Kyocera Corp	3,662,756
58,000		Kyowa Hakko Kogyo Co Ltd	618,568
88,900		Kyushu Electric Power Co, Inc	1,400,397
13,800		Lawson, Inc	746,576
6,300		Mabuchi Motor Co Ltd	325,721
25,300	*	Makita Corp	1,190,247
358,000		Marubeni Corp	2,686,276
54,700		Marui Co Ltd	447,941
10,900		Maruichi Steel Tube Ltd	276,188
490,400		Matsushita Electric Industrial Co Ltd	5,831,128
353,000		Mazda Motor Corp	970,016
16,600		McDonald’s Holdings Co Japan Ltd	434,096
31,100		Mediceo Paltac Holdings Co Ltd	293,561
16,100		MEIJI Holdings Co Ltd	706,193
159,500		Millea Holdings, Inc	4,703,501
80,000		Minebea Co Ltd	406,720
13,400		Miraca Holdings, Inc	563,200
299,000		Mitsubishi Chemical Holdings Corp	2,330,638
301,300		Mitsubishi Corp	8,058,612
430,000		Mitsubishi Electric Corp	5,077,456
275,000		Mitsubishi Estate Co Ltd	4,931,372
83,000		Mitsubishi Gas Chemical Co, Inc	646,907
663,000		Mitsubishi Heavy Industries Ltd	3,090,101
23,000		Mitsubishi Logistics Corp	264,382
263,000		Mitsubishi Materials Corp	895,816
848,000	*	Mitsubishi Motors Corp	1,107,435
2,822,280		Mitsubishi UFJ Financial Group, Inc	14,331,178
12,680		Mitsubishi UFJ Lease & Finance Co Ltd	548,022
381,700		Mitsui & Co Ltd	7,186,216
185,000		Mitsui Chemicals, Inc	702,572
174,000		Mitsui Engineering & Shipbuilding Co Ltd	368,898
185,000		Mitsui Fudosan Co Ltd	3,534,661
245,000		Mitsui OSK Lines Ltd	1,282,919
127,100		Mitsui Sumitomo Insurance Group Holdings, Inc	3,176,407
681,000		Mitsui Trust Holdings, Inc	2,508,612
4,502,507		Mizuho Financial Group, Inc	7,365,342
293,000		Mizuho Trust & Banking Co Ltd	258,008
44,900		Murata Manufacturing Co Ltd	2,908,035
23,200		Nabtesco Corp	589,337

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

46,300		Namco Bandai Holdings, Inc	$585,842
597,000	*	NEC Corp	1,365,371
53,000		NGK Insulators Ltd	970,718
36,088		NGK Spark Plug Co Ltd	509,421
40,000		NHK Spring Co Ltd	425,913
24,000		Nidec Corp	2,387,883
75,100		Nikon Corp	1,762,477
22,100		Nintendo Co Ltd	3,504,760
117		Nippon Building Fund, Inc	1,197,607
88,000		Nippon Electric Glass Co Ltd	1,107,280
183,000		Nippon Express Co Ltd	807,107
40,000		Nippon Meat Packers, Inc	556,526
21,800	*	Nippon Paper Group, Inc	486,950
212,000		Nippon Sheet Glass Co Ltd	676,163
1,126,000		Nippon Steel Corp	3,792,513
106,300		Nippon Telegraph & Telephone Corp	5,257,107
319,000		Nippon Yusen Kabushiki Kaisha	1,167,996
155,000		Nishi-Nippon City Bank Ltd	476,607
549,700		Nissan Motor Co Ltd	5,849,619
36,500		Nisshin Seifun Group, Inc	466,296
160,000		Nisshin Steel Co Ltd	332,391
14,600		Nissin Food Products Co Ltd	557,419
8,150		Nitori Co Ltd	792,961
37,000		Nitto Denko Corp	1,782,978
335,000		NKSJ Holdings, Inc	2,210,444
20,900	*	NOK Corp	387,107
778,800	*	Nomura Holdings, Inc	3,780,852
24,400		Nomura Real Estate Holdings, Inc	446,666
60		Nomura Real Estate Office Fund, Inc	393,563
23,400		Nomura Research Institute Ltd	557,636
95,000		NSK Ltd	922,318
106,000		NTN Corp	640,090
286		NTT Data Corp	992,237
3,404		NTT DoCoMo, Inc	6,298,766
268		NTT Urban Development Corp	245,475
146,000		Obayashi Corp	675,525
139,000		Odakyu Electric Railway Co Ltd	1,199,619
187,000		OJI Paper Co Ltd	934,884
47,600		Olympus Corp	1,692,720
44,500		Omron Corp	1,252,560
19,600		Ono Pharmaceutical Co Ltd	1,095,437
7,300		Oracle Corp Japan	244,593
11,300		Oriental Land Co Ltd	1,059,184
22,460	*	ORIX Corp	2,422,816
433,000		Osaka Gas Co Ltd	1,714,426
3,300		Otsuka Corp	219,138
55,800		Otsuka Holdings KK	1,536,064
1,651	*	Rakuten, Inc	1,684,015
425,700		Resona Holdings, Inc	2,109,588
150,000		Ricoh Co Ltd	1,613,597
8,100		Rinnai Corp	627,225
20,900		Rohm Co Ltd	1,217,926

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

11,600		Sankyo Co Ltd	$619,494
17,500		Santen Pharmaceutical Co Ltd	704,464
5,153	*	SBI Holdings, Inc	505,511
45,000		Secom Co Ltd	2,244,843
48,000		Sega Sammy Holdings, Inc	1,031,758
30,900		Seiko Epson Corp	524,388
90,000		Sekisui Chemical Co Ltd	831,539
126,000		Sekisui House Ltd	1,206,020
164,900		Seven & I Holdings Co Ltd	4,702,074
158		Seven Bank Ltd	325,037
219,000	*	Sharp Corp	2,017,427
39,600		Shikoku Electric Power Co, Inc	865,717
58,000		Shimadzu Corp	538,130
4,500		Shimamura Co Ltd	454,387
17,100		Shimano, Inc	900,081
127,000		Shimizu Corp	562,907
90,400		Shin-Etsu Chemical Co Ltd	4,876,324
143,022	*	Shinko Securities Co Ltd	347,456
297,000		Shinsei Bank Ltd	377,073
67,400		Shionogi & Co Ltd	1,163,168
79,400		Shiseido Co Ltd	1,521,427
134,000		Shizuoka Bank Ltd	1,260,321
345,000		Showa Denko KK	718,360
36,000		Showa Shell Sekiyu KK	346,601
11,500		SMC Corp	2,114,953
191,700		Softbank Corp	7,485,953
270,200		Sojitz Holdings Corp	534,446
223,100	*	Sony Corp	5,595,872
36,000		Sony Financial Holdings, Inc	648,116
16,300		Square Enix Co Ltd	316,979
28,600		Stanley Electric Co Ltd	486,595
29,700	*	Sumco Corp	470,263
334,009		Sumitomo Chemical Co Ltd	1,692,678
250,800		Sumitomo Corp	3,534,573
165,900		Sumitomo Electric Industries Ltd	2,476,619
121,000		Sumitomo Heavy Industries Ltd	850,319
758,000		Sumitomo Metal Industries Ltd	1,817,110
117,000		Sumitomo Metal Mining Co Ltd	2,071,772
298,000		Sumitomo Mitsui Financial Group, Inc	9,374,764
77,000		Sumitomo Realty & Development Co Ltd	1,900,948
39,900		Sumitomo Rubber Industries, Inc	517,951
40,000		Suruga Bank Ltd	347,205
16,700		Suzuken Co Ltd	419,144
74,500		Suzuki Motor Corp	1,725,495
15,200		Sysmex Corp	581,213
63,900		T&D Holdings, Inc	1,563,510
233,000		Taisei Corp	556,585
29,000		Taisho Pharmaceutical Co Ltd	680,121
59,000		Taiyo Nippon Sanso Corp	460,270
54,000		Takashimaya Co Ltd	402,077
175,200		Takeda Pharmaceutical Co Ltd	8,356,681
47,700		Tanabe Seiyaku Co Ltd	864,251

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

27,800		TDK Corp	$1,432,076
201,000		Teijin Ltd	898,005
37,700		Terumo Corp	2,117,222
26,500		THK Co Ltd	687,021
212,000		Tobu Railway Co Ltd	924,542
25,500		Toho Co Ltd	444,222
103,000		Toho Gas Co Ltd	564,574
100,800		Tohoku Electric Power Co, Inc	1,302,704
323,800	*	Tokyo Electric Power Co, Inc	1,796,966
37,700		Tokyo Electron Ltd	2,029,260
564,000		Tokyo Gas Co Ltd	2,694,476
257,000		Tokyu Corp	1,153,921
104,000		Tokyu Land Corp	488,236
65,000		TonenGeneral Sekiyu KK	816,419
121,000		Toppan Printing Co Ltd	956,884
327,000		Toray Industries, Inc	2,542,871
886,000		Toshiba Corp	4,596,382
104,000		Tosoh Corp	440,943
56,000		Toto Ltd	437,998
32,600		Toyo Seikan Kaisha Ltd	570,732
19,000		Toyo Suisan Kaisha Ltd	470,014
12,600		Toyoda Gosei Co Ltd	275,116
13,000		Toyota Boshoku Corp	218,437
38,900		Toyota Industries Corp	1,267,848
610,800	*	Toyota Motor Corp	24,935,288
43,100		Toyota Tsusho Corp	754,449
23,500	*	Trend Micro, Inc	735,469
15,300		Tsumura & Co	500,794
211,000		UBE Industries Ltd	716,151
28,500		Uni-Charm Corp	1,286,855
25,000		Ushio, Inc	470,211
5,380		USS Co Ltd	428,196
37,500		West Japan Railway Co	1,595,770
3,179		Yahoo! Japan Corp	1,127,482
20,900		Yakult Honsha Co Ltd	596,276
17,890		Yamada Denki Co Ltd	1,432,362
47,000		Yamaguchi Financial Group, Inc	479,730
38,700		Yamaha Corp	457,898
61,700	*	Yamaha Motor Co Ltd	1,196,154
9,600		Yamato Kogyo Co Ltd	287,971
86,400		Yamato Transport Co Ltd	1,480,151
32,000		Yamazaki Baking Co Ltd	442,927
53,000		Yaskawa Electric Corp	586,844
48,100	*	Yokogawa Electric Corp	424,938

		TOTAL JAPAN	527,175,653

JERSEY, C.I. - 0.1%
20,571		Randgold Resources Ltd	1,867,329

		TOTAL JERSEY, C.I.	1,867,329

KAZAKHSTAN - 0.0%
54,262		Eurasian Natural Resources Corp	684,393

		TOTAL KAZAKHSTAN	684,393

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

LUXEMBOURG - 0.4%
188,217		ArcelorMittal	$5,866,926
16,677		Millicom International Cellular S.A.	1,995,098
66,172		SES Global S.A.	1,790,879

		TOTAL LUXEMBOURG	9,652,903

MACAU - 0.1%
540,400	*	Sands China Ltd	1,626,474
348,800		Wynn Macau Ltd	1,214,857

		TOTAL MACAU	2,841,331

MALAYSIA - 0.1%
1,335,400	*	Genting International plc	2,103,642

		TOTAL MALAYSIA	2,103,642

MEXICO - 0.1%
38,577		Fresnillo plc	1,106,791

		TOTAL MEXICO	1,106,791

NETHERLANDS - 4.5%
379,779	*	Aegon NV	2,173,375
51,224		Akzo Nobel NV	3,128,902
94,418		ASML Holding NV	3,363,531
15,787		Boskalis Westminster	664,143
12,333		Corio NV	751,918
33,906		DSM NV	1,922,421
89,247		European Aeronautic Defence and Space Co	3,094,333
15,366		Fugro NV	1,184,506
26,092		Heineken Holding NV	1,325,759
57,766		Heineken NV	3,418,059
849,598	*	ING Groep NV	9,117,017
264,768		Koninklijke Ahold NV	3,525,491
218,100		Koninklijke Philips Electronics NV	5,417,056
14,884		Koninklijke Vopak NV	742,843
49,659	*	Qiagen N.V.	835,254
26,934		Randstad Holdings NV	1,210,437
147,348		Reed Elsevier NV	1,965,107
789,114		Royal Dutch Shell plc (A Shares)	28,904,895
597,058		Royal Dutch Shell plc (B Shares)	21,861,665
348,146		Royal KPN NV	4,964,916
35,698		SBM Offshore NV	853,358
83,539	*	TNT Express NV	846,262
83,539		TNT NV	652,282
361,129		Unilever NV	11,727,703
64,304		Wolters Kluwer NV	1,333,304

		TOTAL NETHERLANDS	114,984,537

NEW ZEALAND - 0.1%
217,135		Auckland International Airport Ltd	430,792

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

80,491	*	Contact Energy Ltd	$366,327
150,243		Fletcher Building Ltd	1,072,986
117,624		Sky City Entertainment Group Ltd	380,086
449,697		Telecom Corp of New Zealand Ltd	1,033,973

		TOTAL NEW ZEALAND	3,284,164

NORWAY - 0.8%
37,488		Aker Kvaerner ASA	656,032
216,333		DNB NOR Holding ASA	3,145,937
39,684		Gjensidige Forsikring BA	470,226
37,488	*	Kvaerner ASA	79,651
203,493		Norsk Hydro ASA	1,448,569
165,361		Orkla ASA	1,553,989
167,562	*	Renewable Energy Corp AS	310,458
68,386		SeaDrill Ltd	2,380,387
244,808		Statoil ASA	6,033,703
162,341		Telenor ASA	2,713,236
41,613		Yara International ASA	2,376,941

		TOTAL NORWAY	21,169,129

PORTUGAL - 0.2%
704,925		Banco Comercial Portugues S.A.	325,197
104,531		Banco Espirito Santo S.A.	395,581
54,743		Cimpor Cimentos de Portugal S.A.	425,067
44,391	*	EDP Renovaveis S.A.	287,785
409,554		Energias de Portugal S.A.	1,422,846
48,004		Galp Energia SGPS S.A.	1,084,232
49,674		Jeronimo Martins SGPS S.A.	971,963
144,371		Portugal Telecom SGPS S.A.	1,244,771

		TOTAL PORTUGAL	6,157,442

SINGAPORE - 1.6%
387,960		Ascendas Real Estate Investment Trust	657,024
550,000		CapitaLand Ltd	1,322,462
477,330		CapitaMall Trust	746,621
318,000		CapitaMalls Asia Ltd	378,637
119,400		City Developments Ltd	1,045,992
450,000		ComfortDelgro Corp Ltd	535,427
220,000		Cosco Corp Singapore Ltd	324,357
381,500		DBS Group Holdings Ltd	4,916,311
223,000		Fraser and Neave Ltd	1,109,954
372,000	*	Global Logistic Properties	622,793
1,385,647		Golden Agri-Resources Ltd	838,065
24,009		Jardine Cycle & Carriage Ltd	963,369
313,400		Keppel Corp Ltd	2,880,498
167,000		Keppel Land Ltd	530,457
239,250		Neptune Orient Lines Ltd	285,525
272,700		Olam International Ltd	596,115
545,520		Oversea-Chinese Banking Corp	4,499,159
202,460		SembCorp Industries Ltd	851,081
176,600		SembCorp Marine Ltd	789,626
119,933		Singapore Airlines Ltd	1,412,061

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

189,000		Singapore Exchange Ltd	$1,171,098
338,000		Singapore Press Holdings Ltd	1,105,503
382,000		Singapore Technologies Engineering Ltd	956,798
1,754,403		Singapore Telecommunications Ltd	4,888,184
126,000		StarHub Ltd	295,067
274,000		United Overseas Bank Ltd	4,647,160
100,000		United Overseas Land Ltd	427,893
430,000		Wilmar International Ltd	2,103,609
437,000		Yangzijiang Shipbuilding	526,793

		TOTAL SINGAPORE	41,427,639

SPAIN - 3.3%
74,898		Abertis Infraestructuras S.A.	1,377,825
5,641		Acciona S.A.	583,382
21,156		Acerinox S.A.	349,121
31,552		ACS Actividades Cons y Servicios S.A.	1,332,862
55,712		Amadeus IT Holding S.A.	1,121,156
940,451		Banco Bilbao Vizcaya Argentaria S.A.	9,851,203
242,489		Banco de Sabadell S.A.	906,553
203,576		Banco Popular Espanol S.A.	1,051,586
1,862,467		Banco Santander Central Hispano S.A.	19,602,999
68,787		Bankinter S.A.	424,025
94,232		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,201,489
171,793		Corp Mapfre S.A.	608,885
194,760		Criteria Caixacorp S.A.	1,124,888
130,198	*	Distribuidora Internacional de Alimentacion S.A.	551,890
38,021		Enagas	866,219
11,131		Fomento de Construcciones y Contratas S.A.	305,376
73,477		Gas Natural SDG S.A.	1,477,134
33,596		Gestevision Telecinco S.A.	314,537
28,625		Grifols S.A.	625,659
894,652		Iberdrola S.A.	7,269,641
48,075		Inditex S.A.	4,347,063
17,262		Indra Sistemas S.A.	342,150
23,613		Red Electrica de Espana	1,286,020
175,368		Repsol YPF S.A.	5,530,770
909,807		Telefonica S.A.	20,279,173
32,924		Zardoya Otis S.A.	476,130

		TOTAL SPAIN	83,207,736

SWEDEN - 2.9%
72,389		Alfa Laval AB	1,510,390
69,243		Assa Abloy AB (Class B)	1,777,766
147,994		Atlas Copco AB (A Shares)	3,492,578
86,495		Atlas Copco AB (B Shares)	1,818,435
61,607		Boliden AB	1,064,762
52,866		Electrolux AB (Series B)	999,105
668,091		Ericsson (LM) (B Shares)	8,391,670
42,994		Getinge AB (B Shares)	1,159,572
226,928		Hennes & Mauritz AB (B Shares)	7,758,561
63,609		Hexagon AB (B Shares)	1,294,597
10,661		Holmen AB (B Shares)	310,214

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

105,352		Husqvarna AB (B Shares)	$608,478
24,190		Industrivarden AB	361,244
101,394		Investor AB (B Shares)	2,202,101
46,343		Kinnevik Investment AB (Series B)	1,066,918
11,163		Modern Times Group AB (B Shares)	757,010
577,761		Nordea Bank AB	6,145,079
42,278		Ratos AB (B Shares)	767,385
220,920		Sandvik AB	3,522,320
70,051		Scania AB (B Shares)	1,361,862
66,624		Securitas AB (B Shares)	678,173
308,980		Skandinaviska Enskilda Banken AB (Class A)	2,351,481
85,586		Skanska AB (B Shares)	1,391,805
85,001		SKF AB (B Shares)	2,235,801
38,781		Ssab Svenskt Stal AB (Series A)	521,536
128,802		Svenska Cellulosa AB (B Shares)	1,875,237
107,360		Svenska Handelsbanken (A Shares)	3,380,047
180,664		Swedbank AB (A Shares)	3,163,616
47,120		Swedish Match AB	1,752,322
72,793		Tele2 AB (B Shares)	1,548,006
473,493		TeliaSonera AB	3,620,896
304,448		Volvo AB (B Shares)	4,908,783

		TOTAL SWEDEN	73,797,750

SWITZERLAND - 8.4%
483,055		ABB Ltd	11,569,985
24,369		Actelion Ltd	1,237,295
28,038		Adecco S.A.	1,684,866
19,475		Aryzta AG.	1,063,565
10,560		Baloise Holding AG.	1,050,451
115,216		Compagnie Financiere Richemont S.A.	7,441,149
249,504		Credit Suisse Group	8,970,291
8,511		Geberit AG.	2,008,391
1,847		Givaudan S.A.	2,022,422
187,501	*	Glencore International AG.	1,464,080
53,761		Holcim Ltd	3,686,145
45,667		Julius Baer Group Ltd	1,940,349
43,464		Julius Baer Holding AG.	674,285
11,720		Kuehne & Nagel International AG.	1,638,489
188		Lindt & Spruengli AG.	612,693
25		Lindt & Spruengli AG. (Reg)	956,420
11,112		Lonza Group AG.	946,415
766,925		Nestle S.A.	48,854,290
516,681		Novartis AG.	31,673,618
5,911		Pargesa Holding S.A.	523,472
11,380		Phonak Holding AG.	1,077,923
155,574		Roche Holding AG.	27,917,104
10,668		Schindler Holding AG.	1,254,308
4,649		Schindler Holding AG. (Reg)	543,432
1,211		SGS S.A.	2,352,274
453		Sika AG.	1,059,989
135,321		STMicroelectronics NV	1,066,897
1,811		Straumann Holding AG.	412,473

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

5,168		Sulzer AG.	$750,914
6,651		Swatch Group AG.	3,607,001
9,061		Swatch Group AG. Reg	843,571
6,600		Swiss Life Holding	980,005
78,356		Swiss Re Ltd	4,411,352
5,259		Swisscom AG.	2,531,303
20,778		Syngenta AG.	6,614,354
14,590	g	Synthes, Inc	2,630,482
70,636		Transocean Ltd	4,289,191
806,530	*	UBS AG. (Switzerland)	13,314,631
32,321		Zurich Financial Services AG.	7,686,008

		TOTAL SWITZERLAND	213,361,883

TAIWAN - 0.0%
412,000	*	Foxconn International Holdings Ltd	187,528

		TOTAL TAIWAN	187,528

UNITED KINGDOM - 18.8%
204,773		3i Group plc	899,669
64,372		Acergy S.A.	1,695,138
45,554		Admiral Group plc	1,155,518
58,849		Aggreko plc	1,863,722
71,804		AMEC plc	1,237,960
292,586		Anglo American plc (London)	13,848,901
88,034		Antofagasta plc	2,021,784
300,044		ARM Holdings plc	2,860,950
80,882		Associated British Foods plc	1,418,134
308,258		AstraZeneca plc	14,977,915
51,886	*	Autonomy Corp plc	1,427,844
627,608		Aviva plc	4,087,280
76,127		Babcock International Group	840,837
751,233		BAE Systems plc	3,740,031
148,369		Balfour Beatty plc	736,744
2,567,125		Barclays plc	9,314,948
750,591		BG Group plc	17,696,347
482,135		BHP Billiton plc	18,010,169
4,162,069		BP plc	31,367,980
441,376		British American Tobacco plc	20,374,468
190,593		British Land Co plc	1,823,073
252,537		British Sky Broadcasting plc	2,951,433
1,714,966		BT Group plc	5,641,349
68,984		Bunzl plc	872,024
94,427		Burberry Group plc	2,308,474
308,692	*	Cairn Energy plc	1,866,166
136,051		Capita Group plc	1,600,221
40,296		Carnival plc	1,392,350
1,138,707		Centrica plc	5,716,466
242,917		Cobham plc	809,706
414,122		Compass Group plc	3,894,549
23,335		Delta Lloyd NV	509,946
554,304		Diageo plc	11,275,029
76,642	*	Essar Energy plc	451,551

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

220,821		Experian Group Ltd	$2,902,779
1,148,584		GlaxoSmithKline plc	25,607,835
304,982		Group 4 Securicor plc	1,370,119
150,654		Hammerson plc	1,148,725
183,074		Home Retail Group	406,955
3,919,634		HSBC Holdings plc	38,213,775
117,414		ICAP plc	859,099
226,532		Imperial Tobacco Group plc	7,841,745
99,254		Inmarsat plc	878,399
64,399		Intercontinental Hotels Group plc	1,270,755
238,882	*	International Consolidated Airlines	924,677
337,774		International Power plc	1,690,663
33,905		Intertek Group plc	1,064,462
184,680		Invensys plc	933,742
105,846		Investec plc	831,565
799,973	*	ITV plc	915,082
278,047		J Sainsbury plc	1,384,556
46,163		Johnson Matthey plc	1,538,682
48,543		Kazakhmys plc	1,066,391
529,139		Kingfisher plc	2,185,291
167,358		Land Securities Group plc	2,338,436
1,310,972		Legal & General Group plc	2,402,302
118,783		Liberty International plc	725,902
9,107,081	*	Lloyds TSB Group plc	6,433,318
33,837		London Stock Exchange Group plc	551,717
37,756		Lonmin plc	782,838
421,914		Man Group plc	1,535,326
348,760		Marks & Spencer Group plc	1,976,384
778,608		National Grid plc	7,618,213
40,382		Next plc	1,569,679
1,185,684		Old Mutual plc	2,460,206
180,313		Pearson plc	3,460,059
58,126		Petrofac Ltd	1,329,876
558,845		Prudential plc	6,294,958
137,223		Reckitt Benckiser Group plc	7,764,911
266,791		Reed Elsevier plc	2,419,094
328,960		Resolution Ltd	1,487,244
197,723		Rexam plc	1,201,404
320,364		Rio Tinto plc	22,614,096
409,488		Rolls-Royce Group plc	4,371,793
770,816		Royal & Sun Alliance Insurance Group plc	1,657,581
3,826,698	*	Royal Bank of Scotland Group plc	2,220,422
211,289		SABMiller plc	7,893,072
286,450		Sage Group plc	1,286,960
23,491		Schroders plc	625,282
207,210		Scottish & Southern Energy plc	4,439,745
158,715		Segro plc	784,818
104,797		Serco Group plc	927,177
49,558		Severn Trent plc	1,160,742
196,409		Smith & Nephew plc	2,066,115
87,928		Smiths Group plc	1,634,200
520,421		Standard Chartered plc	13,257,188

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

484,030		Standard Life plc	$1,567,745
1,774,346		Tesco plc	11,145,353
127,805		TUI Travel plc	407,890
194,485		Tullow Oil plc	3,907,182
284,811		Unilever plc	9,091,338
148,236		United Utilities Group plc	1,428,847
11,463,976		Vodafone Group plc	32,149,045
46,002		Weir Group plc	1,596,527
39,441		Whitbread plc	1,005,219
504,996		WM Morrison Supermarkets plc	2,405,479
63,180		Wolseley plc	1,875,677
276,972		WPP plc	3,139,080
460,236		Xstrata plc	9,710,228

		TOTAL UNITED KINGDOM	480,444,641

UNITED STATES - 1.8%
791,650	d	iShares MSCI EAFE Index Fund	46,430,273

		TOTAL UNITED STATES	46,430,273

		TOTAL COMMON STOCKS	2,540,546,099

		(Cost $2,446,566,006)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
989,098	m	GPT Group	0

		TOTAL AUSTRALIA	0

		TOTAL RIGHTS / WARRANTS	0

		(Cost $0)

		TOTAL INVESTMENTS - 99.6%	2,540,546,099
		(Cost $2,446,566,006)
		OTHER ASSETS & LIABILITIES, NET - 0.4%	10,249,671

		NET ASSETS - 100.0%	$2,550,795,770

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At July 31, 2011 the value of these securities amounted to $2,630,482 or 0.1% of net assets.

	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2011

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$619,433,829	24.3%
INDUSTRIALS	314,538,511	12.3
MATERIALS	280,465,774	11.0
CONSUMER DISCRETIONARY	267,440,315	10.5
CONSUMER STAPLES	259,906,805	10.2
HEALTH CARE	224,916,739	8.8
ENERGY	203,920,744	8.0
TELECOMMUNICATION SERVICES	139,651,568	5.5
INFORMATION TECHNOLOGY	117,875,463	4.6
UTILITIES	112,396,351	4.4
OTHER ASSETS & LIABILITIES, NET	10,249,671	0.4

NET ASSETS	$2,550,795,770	100.0%

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2011

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

CORPORATE BONDS - 0.0%

INDIA - 0.0%
$115,140	Dr Reddy’s Laboratories Ltd	9.250%	03/24/14	$130

	TOTAL INDIA			130

	TOTAL CORPORATE BONDS			130

	(Cost $146)

SHARES		COMPANY

COMMON STOCKS - 99.0%

BRAZIL - 14.1%
4,958		AES Tiete S.A.	77,366
17,600		All America Latina Logistica S.A.	127,105
5,705		Amil Participacoes S.A.	65,112
4,985		Anhanguera Educacional Participacoes S.A.	96,720
1,793		B2W Companhia Global Do Varejo	16,729
4,000		Banco Bradesco S.A. (ADR)	76,920
78,204		Banco Bradesco S.A. (Preference)	1,487,583
24,786		Banco do Brasil S.A.	420,172
7,668		Banco do Estado do Rio Grande do Sul	77,627
93,061		Banco Itau Holding Financeira S.A.	1,886,603
27,739		Banco Santander Brasil S.A.	260,604
600		Banco Santander Brasil S.A. (ADR)	5,568
84,774		BM&FBOVESPA S.A.	495,793
15,600		BR Malls Participacoes S.A.	181,665
10,265		Bradespar S.A.	264,229
11,500		Brasil Telecom S.A. (Preference)	97,289
7,215		Braskem S.A.	85,555
200		Braskem S.A. (ADR)	4,854
1,900		BRF-Brasil Foods S.A. (ADR)	36,689
8,291		Brookfield Incorporacoes S.A.	36,460
12,776		Centrais Eletricas Brasileiras S.A.	154,381
400		Centrais Eletricas Brasileiras S.A. (ADR)	4,824
9,992		Centrais Eletricas Brasileiras S.A. (Preference)	151,731
7,970		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	136,187
4,257		Cia Brasileira de Distribuicao Grupo Pao de Acucar	182,402
400	*	Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	17,276
1,700		Cia de Bebidas das Americas (ADR)	51,034
9,289		Cia de Concessoes Rodoviarias	279,655
5,000		Cia de Saneamento Basico do Estado de Sao Paulo	149,273
1,700		Cia de Transmissao de Energia Electrica Paulista	51,520
16,449		Cia Energetica de Minas Gerais	314,481
500		Cia Energetica de Minas Gerais (ADR)	9,650

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

7,320		Cia Energetica de Sao Paulo (Class B)	$151,040
4,985		Cia Hering	106,846
4,595		Cia Paranaense de Energia	110,812
200		Cia Paranaense de Energia (ADR)	4,834
28,530		Cia Siderurgica Nacional S.A.	297,653
3,000		Cia Siderurgica Nacional S.A.(ADR)	31,860
10,250		Companhia Brasileira de Meios de Pagamento	284,860
100		Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	5,969
6,800		Companhia Vale do Rio Doce (ADR)	220,592
5,436		Cosan SA Industria e Comercio	83,423
8,600		CPFL Energia S.A.	122,275
300		CPFL Energia S.A. (ADR)	8,667
11,105		Cyrela Brazil Realty S.A.	108,841
10,578		Diagnosticos da America S.A.	131,299
6,628		EcoRodovias Infraestrutura e Logistica S.A.	55,773
2,800		EDP - Energias do Brasil S.A.	70,052
4,500		Eletropaulo Metropolitana de Sao Paulo S.A.	105,242
21,879		Empresa Brasileira de Aeronautica S.A.	158,148
600		Empresa Brasileira de Aeronautica S.A. (ADR)	17,712
3,948		Fertilizantes Fosfatados S.A.	60,766
6,063		Fibria Celulose S.A.	72,599
2,700		Fibria Celulose S.A. (ADR)	32,292
16,000		Gafisa S.A.	77,377
1,300		Gerdau S.A. (ADR)	11,856
35,175		Gerdau S.A. Preference	317,989
2,100		Gol Linhas Aereas Inteligentes S.A.	16,249
200	*	HRT Participacoes em Petroleo SA	186,478
11,482		Hypermarcas S.A.	88,252
98,838		Investimentos Itau S.A. - PR	664,082
4,900		Itau Unibanco Banco Multiplo S.A. (ADR)	99,813
21,264		JBS S.A.	63,620
20,020		Klabin S.A.	68,289
4,182		Localiza Rent A Car	67,792
11,581		Lojas Americanas S.A.	105,661
4,930		Lojas Renner S.A.	177,192
5,574		Marfrig Alimentos S.A.	54,631
11,217		Metalurgica Gerdau S.A.	128,310
8,361	*	MMX Mineracao e Metalicos S.A.	43,777
11,356		MRV Engenharia e Participacoes S.A.	84,208
1,700		Multiplan Empreendimentos Imobiliarios S.A.	36,722
7,192		Natura Cosmeticos S.A.	163,470
4,051		Odontoprev S.A.	69,352
56,791	*	OGX Petroleo e Gas Participacoes S.A.	473,121
45,248		PDG Realty S.A.	239,245
26,756		Perdigao S.A.	508,948
128,272		Petroleo Brasileiro S.A.	2,154,616
4,400		Petroleo Brasileiro S.A. (ADR)	149,468
171,046		Petroleo Brasileiro S.A. (Preference)	2,591,858
5,081		Porto Seguro S.A.	71,095
133,500		PT International Nickel Indonesia Tbk	66,510
13,932		Redecard S.A.	239,858
6,359		Rossi Residencial S.A.	47,769

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

11,281		Satipel Industrial S.A.	$84,016
17,445		Souza Cruz S.A.	208,100
5,005		Sul America SA	58,413
7,642		Suzano Papel e Celulose S.A.	50,754
500		Tam S.A. (ADR)	9,735
1,700		Tam S.A. (Preference)	32,666
2,100		Tele Norte Leste Participacoes S.A.	32,417
10,068		Tele Norte Leste Participacoes S.A. (Preference)	139,511
13,121		Telecomunicacoes de Sao Paulo S.A.	412,874
1,400		Telemar Norte Leste S.A.	40,397
21,492		Tim Participacoes S.A.	106,015
700		Tim Participacoes S.A. (ADR)	35,028
4,100		Totvus S.A.	73,469
6,300		Tractebel Energia S.A.	106,148
12,880		Ultrapar Participacoes S.A.	230,052
400		Ultrapar Participacoes S.A. (ADR)	7,248
7,305		Usinas Siderurgicas de Minas Gerais S.A.	99,859
19,617		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	141,039
53,100		Vale S.A.	1,718,127
81,673		Vale SA (Preference)	2,401,976

		TOTAL BRAZIL	24,600,064

CHILE - 1.5%
124,823		AES Gener S.A.	74,348
868		Banco de Credito e Inversiones	53,882
1,806,606		Banco Santander Chile S.A.	161,904
3,273		CAP S.A.	150,236
40,465		Centros Comerciales Sudamericanos S.A.	267,025
4,986		Cia Cervecerias Unidas S.A.	56,235
339,624		Colbun S.A.	90,492
2,690,040		CorpBanca S.A.	40,277
27,245	*	Empresa Electrica del Norte Grande S.A.	72,302
145,817		Empresa Nacional de Electricidad S.A.	261,353
4,159		Empresa Nacional de Telecomunicaciones S.A.	84,089
4,609		Empresas CMPC S.A.	221,524
19,536		Empresas COPEC S.A.	346,951
581,769		Enersis S.A.	256,868
4,856		Lan Airlines S.A.	127,795
12,999		SACI Falabella	125,586
4,098		Sociedad Quimica y Minera de Chile S.A. (Class B)	265,586
19,559		Vina Concha Y Toro S.A.	44,676

		TOTAL CHILE	2,701,129

CHINA - 15.3%
68,000		Agile Property Holdings Ltd	109,562
751,000		Agricultural Bank of China	407,363
106,000		Air China Ltd	112,129
62,500		Alibaba.com Ltd	86,983
186,000		Aluminum Corp of China Ltd	159,135
60,000		Angang New Steel Co Ltd	61,875
55,500		Anhui Conch Cement Co Ltd	258,941
44,000		Anta Sports Products Ltd	66,328

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

96,000		AviChina Industry & Technology Co	$56,124
2,536,000		Bank of China Ltd	1,167,255
324,500		Bank of Communications Co Ltd	282,861
59,000		BBMG Corp	85,371
104,000		Beijing Capital International Airport Co Ltd	48,812
24,500		Beijing Enterprises Holdings Ltd	123,694
140,000		Bosideng International Holdings Ltd	40,999
106,000	*	Brilliance China Automotive Holdings Ltd	134,842
25,000		Byd Co Ltd	82,695
		Changsha Zoomlion Heavy Industry Science and Technology
61,720		Development Co Ltd	121,376
82,000		China Agri-Industries Holdings Ltd	92,365
96,000		China BlueChemical Ltd	74,685
387,600		China Citic Bank	237,398
186,000		China Coal Energy Co	267,582
202,000		China Communications Construction Co Ltd	171,337
112,000		China Communications Services Corp Ltd	56,496
2,076,350		China Construction Bank	1,670,831
163,000		China Dongxiang Group Co	37,085
42,000		China Everbright Ltd	75,284
63,000		China High Speed Transmission Equipment Group Co Ltd	48,992
37,800	*	China Insurance International Holdings Co Ltd	86,833
323,000		China Life Insurance Co Ltd	1,077,218
101,000		China Longyuan Power Group Corp	87,533
173,500		China Merchants Bank Co Ltd	411,210
51,687		China Merchants Holdings International Co Ltd	183,481
176,000		China Minsheng Banking Corp Ltd	155,244
259,500		China Mobile Hong Kong Ltd	2,581,726
68,000		China Molybdenum Co Ltd	53,368
130,000		China National Building Material Co Ltd	260,496
59,000		China National Materials Co Ltd	43,488
74,000		China Oilfield Services Ltd	129,435
180,000		China Overseas Land & Investment Ltd	403,053
62,200		China Pacific Insurance Group Co Ltd	235,664
102,000		China Railway Construction Corp	62,390
194,000		China Railway Group Ltd	72,619
54,000		China Resources Enterprise	234,115
78,000		China Resources Power Holdings Co	151,868
84,000		China Shanshui Cement Group Ltd	101,877
148,500		China Shenhua Energy Co Ltd	744,594
23,000		China Shineway Pharmaceutical Group Ltd	38,839
197,000	*	China Shipping Container Lines Co Ltd	56,064
70,000		China Shipping Development Co Ltd	54,503
95,000		China South Locomotive and Rolling Stock Corp	68,794
94,000	*	China Southern Airlines Co Ltd	61,008
74,000		China State Construction International Holdings Ltd	74,118
610,000		China Telecom Corp Ltd	399,657
260,000		China Unicom Ltd	519,329
63,000		China Yurun Food Group Ltd	197,733
97,200		China Zhongwang Holdings Ltd	46,120
117,000	*	Chongqing Rural Commercial Bank	67,662
59,000		Citic Pacific Ltd	127,584

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

771,000		CNOOC Ltd	$1,716,255
129,000		COSCO Holdings	90,226
76,000		COSCO Pacific Ltd	123,126
211,000		Country Garden Holdings Co Ltd	108,059
154,000		Datang International Power Generation Co Ltd	50,381
18,200		Dongfang Electric Co Ltd	65,919
124,000		Dongfeng Motor Group Co Ltd	245,124
245,000		Evergrande Real Estate Group	183,742
82,500		Fosun International	67,229
204,000		Franshion Properties China Ltd	56,198
322,000		GCL Poly Energy Holdings Ltd	181,276
34,000		Golden Eagle Retail Group Ltd	83,829
53,000		Great Wall Motor Co Ltd	80,003
42,000		Greentown China Holdings Ltd	37,571
126,000		Guangdong Investments Ltd	67,912
106,000		Guangzhou Automobile Group Co Ltd	127,732
288,000	*	Guangzhou Investment Co Ltd	52,723
48,400		Guangzhou R&F Properties Co Ltd	62,365
32,500		Hengan International Group Co Ltd	282,221
58,000		Hidili Industry International Development Ltd	42,396
160,000		Huaneng Power International, Inc	78,581
2,621,000		Industrial & Commercial Bank of China	1,990,518
49,000		Intime Department Store Group Co Ltd	82,036
68,000		Jiangsu Express	65,354
100,000		Jiangsu Rongsheng Heavy Industry Group Co Ltd	60,944
63,000		Jiangxi Copper Co Ltd	221,192
76,000		KWG Property Holding Ltd	53,006
280,000		Lenovo Group Ltd	177,696
35,500		Li Ning Co Ltd	43,353
63,500		Longfor Properties Co Ltd	97,751
100,000		Lonking Holdings Ltd	50,674
96,000		Maanshan Iron & Steel	41,585
165,000		Metallurgical Corp of China Ltd	61,485
92,000	*	Minmetals Resources Ltd	63,228
87,000		Nine Dragons Paper Holdings Ltd	73,755
69,500		Parkson Retail Group Ltd	97,729
112,000	*	PICC Property & Casualty Co Ltd	193,100
75,000		Ping An Insurance Group Co of China Ltd	729,375
105,000		Poly Hong Kong Investment Ltd	77,804
542,000		Renhe Commercial Holdings Co Ltd	107,027
934,000	*	Semiconductor Manufacturing International	55,767
72,000		Shandong Weigao Group Medical Polymer Co Ltd	98,597
144,000		Shanghai Electric Group Co Ltd	76,393
27,000		Shanghai Industrial Holdings Ltd	98,069
79,000		Shimao Property Holdings Ltd	104,181
142,195		Shui On Land Ltd	62,842
107,000	*	Sihuan Pharmaceutical Holdings	47,181
122,000		Sinochem Hong Kong Holding Ltd	46,087
175,324		Sino-Ocean Land Holdings Ltd	98,171
130,000		Sinopec Shanghai Petrochemical Co Ltd	54,089
37,600		Sinopharm Group Co	109,480
100,000		Soho China Ltd	90,495

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

43,800		Tencent Holdings Ltd	$1,137,075
88,000		Tingyi Cayman Islands Holding Corp	273,220
16,000		Tsingtao Brewery Co Ltd	101,510
266,000		Want Want China Holdings Ltd	236,715
20,000		Weichai Power Co Ltd	108,567
27,000	*	Wumart Stores, Inc	67,606
34,000		Xinao Gas Holdings Ltd	114,748
88,000		Yanzhou Coal Mining Co Ltd	337,120
43,000		Zhaojin Mining Industry Co Ltd	85,595
80,000		Zhejiang Expressway Co Ltd	56,311
24,000		Zhuzhou CSR Times Electric Co Ltd	70,535
276,000		Zijin Mining Group Co Ltd	149,193
29,120		ZTE Corp	90,878

		TOTAL CHINA	26,786,928

COLOMBIA - 0.7%
6,182		Almacenes Exito S.A.	82,754
8,147		BanColombia S.A.	132,885
10,644		BanColombia S.A. (Preference)	173,853
9,191		Cementos Argos S.A.	56,967
3,375		Corp Financiera Colombiana S.A.	62,642
102	*,m	Corp Financiera Colombiana S.A.	1,827
179,877		Ecopetrol S.A.	377,873
17,922		Interconexion Electrica S.A.	123,381
9,870		Inversiones Argos S.A.	101,146
9,863		Suramericana de Inversiones S.A.	199,706

		TOTAL COLOMBIA	1,313,034

CZECH REPUBLIC - 0.3%
5,704		CEZ AS	295,198
551		Komercni Banka AS	122,823
5,000		Telefonica O2 Czech Republic AS	127,196

		TOTAL CZECH REPUBLIC	545,217

EGYPT - 0.3%
25,000		Commercial International Bank	114,006
29,870		Egypt Kuwait Holding Co	36,077
924		Egyptian Co for Mobile Services	16,171
12,061		Egyptian Financial Group-Hermes Holding	38,585
4,180		National Societe Generale Bank SAE	21,834
4,332		Orascom Construction Industries	187,679
102,491	*	Orascom Telecom Holding SAE	66,401
26,340	*	Talaat Moustafa Group	18,760
16,671		Telecom Egypt	43,719

		TOTAL EGYPT	543,232

GERMANY - 0.0%
12,027		Magyar Telekom	34,707

		TOTAL GERMANY	34,707

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

HONG KONG - 1.0%
186,000		Belle International Holdings Ltd	$405,990
158,000		Chaoda Modern Agriculture	63,050
172,000		China Gas Holdings Ltd	64,461
56,000		China Mengniu Dairy Co Ltd	193,880
94,000		China Resources Cement Holdings Ltd	90,159
88,000		China Resources Land Ltd	172,376
144,000		Fushan International Energy Group Ltd	81,152
195,000		Geely Automobile Holdings Ltd	77,172
458,000		GOME Electrical Appliances Holdings Ltd	216,079
116,000		Hengdeli Holdings Ltd	57,436
96,000		Huabao International Holdings Ltd	81,325
28,000		Kingboard Chemical Holdings Ltd	132,979
95,000		Lee & Man Paper Manufacturing Ltd	47,832
53,000		Sany Heavy Equipment International	53,362
98,760		Skyworth Digital Holdings Ltd	63,528

		TOTAL HONG KONG	1,800,781

HUNGARY - 0.3%
1,880	*	MOL Hungarian Oil and Gas plc	201,736
9,732		OTP Bank	280,768
513		Richter Gedeon Nyrt	102,346

		TOTAL HUNGARY	584,850

INDIA - 7.0%
10,065		Adani Enterprises Ltd	133,149
1,665		Aditya Birla Nuvo Ltd	35,913
26,967		Ambuja Cements Ltd	78,761
1,404		Asian Paints Ltd	99,341
2,716		Associated Cement Co Ltd	62,089
3,263		Bajaj Holdings and Investment Ltd	108,375
4,557		Bank of India	39,724
5,193		Bharat Heavy Electricals	215,998
4,956		Bharat Petroleum Corp Ltd	73,777
4,593		Canara Bank	47,644
14,170		Cipla Ltd	98,100
22,828		Coal India Ltd	200,565
17,217		Dabur India Ltd	40,467
14,393		DLF Ltd	75,064
4,404		Dr Reddy’s Laboratories Ltd	158,349
17,619		GAIL India Ltd	183,839
48,684	*	GMR Infrastructure Ltd	33,654
6,684		HCL Technologies Ltd	73,363
65,245		HDFC Bank Ltd	718,440
3,199		Hero Honda Motors Ltd	129,068
50,452		Hindalco Industries Ltd	191,844
37,535		Hindustan Lever Ltd	275,270
5,294	*	Housing Development & Infrastruture Ltd	17,058
45,875		Housing Development Finance Corp	713,898
34,402		ICICI Bank Ltd	804,631
743	*	Indiabulls Financial Services Ltd	0
5,949	*	Indiabulls Real Estate Ltd	13,374
6,165		IndusInd Bank Ltd	37,726

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

18,480		Infosys Technologies Ltd	$1,158,426
39,134		Infrastructure Development Finance Co Ltd	111,374
97,868		ITC Ltd	460,545
37,546		Jaiprakash Associates Ltd	56,395
16,401		Jindal Steel & Power Ltd	217,312
3,635		JSW Steel Ltd	63,496
12,078		Kotak Mahindra Bank Ltd	121,490
9,119		Larsen & Toubro Ltd	355,497
10,274		LIC Housing Finance Ltd	49,325
6,459		Lupin Ltd	66,413
12,220		Mahindra & Mahindra Ltd	198,823
2,549		Maruti Udyog Ltd	69,423
15,099		Mundra Port and Special Economic Zone Ltd	48,972
28,626		NTPC Ltd	113,907
2,570		Piramal Healthcare Ltd	22,117
52,756		Power Grid Corp of India Ltd	125,455
5,643		Ranbaxy Laboratories Ltd	68,746
3,832		Reliance Capital Ltd	49,795
19,037		Reliance Communication Ventures Ltd	43,632
5,373		Reliance Energy Ltd	65,614
56,773		Reliance Industries Ltd	1,061,756
28,529	*	Reliance Power Ltd	72,226
13,051		Rural Electrification Corp Ltd	61,916
21,852	*	Satyam Computer Services Ltd	41,729
15,001		Sesa Goa Ltd	93,115
5,156		Shriram Transport Finance Co Ltd	74,529
3,069		Siemens India Ltd	64,197
1,409	f	State Bank of India Ltd (GDR) (purchased 11/10/10, cost $170,576)	156,117
17,801		Steel Authority Of India	50,825
60,625		Sterlite Industries India Ltd	219,539
14,039		Sun Pharmaceuticals Industries Ltd	164,171
26,569	*	Suzlon Energy Ltd	31,465
20,343		Tata Consultancy Services Ltd	523,391
13,451		Tata Motors Ltd	288,039
4,691		Tata Power Co Ltd	135,730
13,919		Tata Steel Ltd	177,052
7,220		Titan Industries Ltd	37,209
2,846		Ultra Tech Cement Ltd	66,269
39,737		Unitech Ltd	27,401
11,997		United Phosphorus Ltd	45,017
3,505		United Spirits Ltd	80,924
9,613		UTI Bank Ltd	290,416
20,736		Wipro Ltd	182,361
21,558		ZEE Telefilms Ltd	64,101

		TOTAL INDIA	12,135,733

INDONESIA - 2.6%
656,000		Adaro Energy Tbk	203,403
471,500		Bank Rakyat Indonesia	381,661
187,500		PT Aneka Tambang Tbk	44,014
16,000		PT Astra Agro Lestari Tbk	44,121
83,500		PT Astra International Tbk	691,653

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

507,500		PT Bank Central Asia Tbk	$494,294
107,000		PT Bank Danamon Indonesia Tbk	68,496
392,771		PT Bank Mandiri Persero Tbk	361,828
299,193		PT Bank Negara Indonesia	156,260
795,500		PT Bumi Resources Tbk	283,984
323,000		PT Charoen Pokphand Indonesia Tbk	103,301
61,000		PT Excelcomindo Pratama	41,178
25,000		PT Gudang Garam Tbk	149,445
19,500		PT Indo Tambangraya Megah	115,530
58,500		PT Indocement Tunggal Prakarsa Tbk	106,199
199,500		PT Indofood Sukses Makmur Tbk	148,616
24,000		PT Indosat Tbk	15,336
178,000		PT Kalbe Farma Tbk	72,731
490,000		PT Perusahaan Gas Negara	228,661
125,500		PT Semen Gresik Persero Tbk	139,223
39,000		PT Tambang Batubara Bukit Asam Tbk	97,578
425,000		PT Telekomunikasi Indonesia Tbk (Series B)	367,826
56,500		PT Unilever Indonesia Tbk	103,611
72,000		PT United Tractors Tbk	230,948

		TOTAL INDONESIA	4,649,897

KOREA, REPUBLIC OF - 14.6%
133		Amorepacific Corp	151,380
7,010	*	BS Financial Group	108,046
2,883		Celltrion, Inc	131,152
1,977		Cheil Industries, Inc	225,827
353		CJ CheilJedang Corp	102,538
1,206		Daelim Industrial Co	144,284
3,680		Daewoo Engineering & Construction Co Ltd	43,064
1,480		Daewoo International Corp	56,062
4,830		Daewoo Securities Co Ltd	84,941
4,150		Daewoo Shipbuilding & Marine Engineering Co Ltd	147,380
645		DC Chemical Co Ltd	248,728
4,950	*	DGB Financial Group Co Ltd	78,407
1,780		Dongbu Insurance Co Ltd	88,326
1,480		Dongkuk Steel Mill Co Ltd	55,686
391		Doosan Corp	54,804
1,686		Doosan Heavy Industries and Construction Co Ltd	107,997
4,240	*	Doosan Infracore Co Ltd	105,613
901	*	E-Mart Co Ltd	235,014
434		GLOVIS Co Ltd	79,092
1,518		GS Engineering & Construction Corp	171,408
2,329		GS Holdings Corp	199,587
9,210		Hana Financial Group, Inc	361,230
1,086		Hanjin Heavy Industries & Construction Co Ltd	31,609
1,950		Hanjin Shipping Co Ltd	38,965
3,030		Hankook Tire Co Ltd	123,217
3,710		Hanwha Chemical Corp	163,592
1,931		Hanwha Corp	94,677
621		Honam Petrochemical Corp	254,415
21,560		Hynix Semiconductor, Inc	497,019
978		Hyosung Corp	86,590

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

574		Hyundai Department Store Co Ltd	$100,120
2,330		Hyundai Development Co	73,198
2,928		Hyundai Engineering & Construction Co Ltd	239,959
1,810		Hyundai Heavy Industries	699,757
1,428		Hyundai Hysco	65,514
1,600		Hyundai Merchant Marine Co Ltd	45,440
462		Hyundai Mipo Dockyard	73,154
2,901		Hyundai Mobis	1,044,358
6,571		Hyundai Motor Co	1,462,895
1,709		Hyundai Motor Co Ltd (2nd Preference)	124,014
1,146		Hyundai Motor Co Ltd (Preference)	79,787
5,240		Hyundai Securities Co	63,306
2,400		Hyundai Steel Co	295,806
623	*	Hyundai Wia Corp	95,401
6,560		Industrial Bank of Korea	112,764
4,300		Kangwon Land, Inc	122,316
13,976		KB Financial Group, Inc	695,212
184		KCC Corp	61,092
10,230		Kia Motors Corp	749,988
11,380	*	Korea Electric Power Corp	276,580
10,510		Korea Exchange Bank	93,160
1,370		Korea Gas Corp	46,327
1,570		Korea Investment Holdings Co Ltd	62,090
440		Korea Kumho Petrochemical	90,469
6,940		Korea Life Insurance Co Ltd	49,169
396		Korea Zinc Co Ltd	164,015
1,097		Korean Air Lines Co Ltd	70,003
2,070		KP Chemical Corp	50,336
3,520		KT Corp	132,025
4,762		KT&G Corp	296,298
2,012		LG Chem Ltd	897,209
413		LG Chem Ltd (Preference)	62,682
4,068		LG Corp	304,080
3,864		LG Electronics, Inc	294,423
385		LG Household & Health Care Ltd	174,187
266		LG Innotek Co Ltd	23,621
8,530		LG Telecom Ltd	43,030
9,750		LG.Philips LCD Co Ltd	250,867
30		Lotte Confectionery Co Ltd	51,218
414		Lotte Shopping Co Ltd	178,536
745		LS Cable Ltd	77,315
610		LS Industrial Systems Co Ltd	42,651
343		Mando Corp	67,741
939		Mirae Asset Securities Co Ltd	43,572
628		NCsoft	193,245
1,728	*	NHN Corp	343,991
2,820		POSCO	1,245,522
567		S1 Corp (Korea)	30,212
1,828		Samsung Card Co	104,003
5,409		Samsung Corp	430,205
2,478		Samsung Electro-Mechanics Co Ltd	204,098
4,735		Samsung Electronics Co Ltd	3,791,611

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

894		Samsung Electronics Co Ltd (Preference)	$476,455
1,305		Samsung Engineering Co Ltd	321,632
1,510		Samsung Fire & Marine Insurance Co Ltd	341,574
7,030		Samsung Heavy Industries Co Ltd	286,011
2,130		Samsung Life Insurance Co Ltd	201,703
1,425		Samsung SDI Co Ltd	229,630
2,183		Samsung Securities Co Ltd	164,496
1,544		Samsung Techwin Co Ltd	113,175
1,091		Seoul Semiconductor Co Ltd	32,893
18,176		Shinhan Financial Group Co Ltd	870,676
336		Shinsegae Co Ltd	104,532
581		SK C&C Co Ltd	76,835
1,116		SK Corp	192,128
2,644		SK Energy Co Ltd	545,099
4,750		SK Networks Co Ltd	58,085
526		SK Telecom Co Ltd	73,195
4,000		SK Telecom Co Ltd (ADR)	63,680
2,001		S-Oil Corp	282,933
3,220		STX Pan Ocean Co Ltd	24,247
1,890		Woongjin Coway Co Ltd	72,972
15,260		Woori Finance Holdings Co Ltd	201,086
3,660		Woori Investment & Securities Co Ltd	65,521
306		Yuhan Corp	42,505

		TOTAL KOREA, REPUBLIC OF	25,500,285

MALAYSIA - 3.1%
28,900		AirAsia BHD	38,229
38,400		Alliance Financial Group BHD	48,008
76,300		AMMB Holdings BHD	166,767
10,200		Asiatic Development BHD	27,085
95,600	*	Berjaya Corp BHD	38,257
44,200		Berjaya Sports Toto BHD	65,570
4,800		British American Tobacco Malaysia BHD	75,202
211,600		Bumiputra-Commerce Holdings BHD	588,929
13,400		Bursa Malaysia BHD	34,787
12,800		Digi.Com BHD	130,027
74,100		Gamuda BHD	92,152
92,400		Genting BHD	336,380
20,600		Hong Leong Bank BHD	92,531
9,500		Hong Leong Credit BHD	41,918
52,800		IJM Corp BHD	112,075
149,500		IOI Corp BHD	259,355
22,300		Kuala Lumpur Kepong BHD	163,252
18,400		Lafarge Malayan Cement BHD	45,752
145,800		Malayan Banking BHD	429,755
13,200		Malaysia Airports Holdings BHD	28,864
25,500	*	Malaysia Marine and Heavy Engineering Sdn Bhd	65,648
89,000		Maxis BHD	164,813
40,900		MISC BHD	102,501
33,200		MMC Corp BHD	30,117
13,231		Parkson Holdings BHD	25,947
90,300	*	Petronas Chemicals Group BHD	208,282

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

12,800		Petronas Dagangan BHD	$76,938
33,400		Petronas Gas BHD	151,507
59,600		PLUS Expressways BHD	87,413
22,700		PPB Group BHD	132,774
46,600		Public Bank BHD (Foreign)	210,695
132,800		Resorts World BHD	163,114
25,000		RHB Capital BHD	76,702
118,800		Sime Darby BHD	366,068
23,250		SP Setia BHD	30,540
42,500		Telekom Malaysia BHD	57,994
122,950		Tenaga Nasional BHD	253,839
113,700		TM International BHD	195,209
20,000	*	UEM Land Holdings BHD	17,501
22,500		UMW Holdings BHD	56,010
164,900		YTL Corp BHD	77,684
112,800		YTL Power International BHD	74,410

		TOTAL MALAYSIA	5,440,601

MEXICO - 4.4%
13,295		Alfa S.A. de C.V. (Class A)	195,461
1,682,070		America Movil S.A. de C.V. (Series L)	2,166,843
418,134	*	Cemex S.A. de C.V.	294,257
12,460		Coca-Cola Femsa S.A. de C.V.	120,329
49,986		Compartamos SAB de C.V.	89,902
17,725		Embotelladoras Arca SAB de C.V.	97,117
85,337		Fomento Economico Mexicano S.A. de C.V.	616,619
19,528		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	80,027
73,020		Grupo Bimbo S.A. de C.V. (Series A)	175,686
27,398		Grupo Carso S.A. de C.V. (Series A1)	77,148
2,755		Grupo Elektra S.A. de C.V.	200,671
71,587		Grupo Financiero Banorte S.A. de C.V.	312,823
41,766		Grupo Financiero Inbursa S.A.	197,349
167,402		Grupo Mexico S.A. de C.V. (Series B)	616,562
29,252		Grupo Modelo S.A. (Series C)	180,462
98,326		Grupo Televisa S.A.	437,375
6,317		Industrias Penoles S.A. de C.V.	272,431
21,614		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	135,165
33,060		Mexichem SAB de C.V.	142,636
30,740	*	Minera Frisco SAB de C.V.	154,050
7,676		Southern Copper Corp (NY)	262,212
228,447	*	Telefonos de Mexico S.A. de C.V. (Series L)	184,707
16,222	*	Urbi Desarrollos Urbanos S.A. de C.V	35,727
272,189		Wal-Mart de Mexico S.A. de C.V. (Series V)	750,895

		TOTAL MEXICO	7,796,454

MOROCCO - 0.1%
875		Attijariwafa Bank	39,189
2,891		Douja Promotion Groupe Addoha S.A.	33,929
7,564		Maroc Telecom	132,581

		TOTAL MOROCCO	205,699

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

PERU - 0.3%
8,422		Cia de Minas Buenaventura S.A. (ADR) (Series B)	$344,797
2,672		Credicorp Ltd (NY)	261,054

		TOTAL PERU	605,851

PHILIPPINES - 0.5%
76,900		Aboitiz Equity Ventures Inc	76,465
92,000		Aboitiz Power Corp	70,919
204,100		Alliance Global Group, Inc	56,088
8,028		Ayala Corp	62,106
147,300		Ayala Land, Inc	58,857
24,240		Banco de Oro Universal Bank	36,783
43,404		Bank of the Philippine Islands	61,496
730		Globe Telecom, Inc	16,607
18,480		Jollibee Foods Corp	38,138
13,720		Manila Electric Co	90,814
28,751		Metropolitan Bank & Trust	52,474
1,975		Philippine Long Distance Telephone Co	112,023
375,400		PNOC Energy Development Corp	60,508
7,699		SM Investments Corp	99,225
156,400		SM Prime Holdings	42,823

		TOTAL PHILIPPINES	935,326

POLAND - 1.5%
2,499		Asseco Poland S.A.	42,848
889		Bank Handlowy w Warszawie S.A.	26,254
8,529		Bank Millennium S.A.	16,305
4,945		Bank Pekao S.A.	282,666
525	*	BRE Bank S.A.	59,907
2,687		Cyfrowy Polsat S.A.	15,548
6,209		Enea S.A.	41,987
10,896	*	Getin Holding S.A.	44,281
2,924	*	Globe Trade Centre S.A.	17,289
3,502	*	Grupa Lotos S.A.	47,987
6,123		KGHM Polska Miedz S.A.	419,069
83,374		Polish Oil & Gas Co	127,051
29,165		Polska Grupa Energetyczna S.A.	242,994
14,268	*	Polski Koncern Naftowy Orlen S.A.	239,149
26,524		Powszechna Kasa Oszczednosci Bank Polski S.A.	390,929
2,104		Powszechny Zaklad Ubezpieczen S.A.	286,114
30,064		Synthos S.A.	61,985
51,171		Tauron Polska Energia S.A.	118,421
29,400		Telekomunikacja Polska S.A.	184,023
3,952		TVN S.A.	23,950

		TOTAL POLAND	2,688,757

RUSSIA - 6.7%
4,439	f	AFK Sistema (GDR) (purchased 8/31/10, cost $113,148)	109,865
405	*,f	Evraz Group S.A. (GDR) (purchased 6/21/11, cost $12,880)	13,486
228,890		Gazprom (ADR)	3,275,339
554		Gazpromneft OAO (ADR)	13,942
5,812	f	Gold Wheaton Gold Corp (GDR) (purchased 5/31/11, cost $48,778)	43,881
22,055		LUKOIL (ADR)	1,466,621

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

9,845	f	Magnit OAO (GDR) (purchased 8/31/10, cost $225,297)	$302,096
6,634		Mechel Steel Group OAO (ADR)	165,054
25,065		MMC Norilsk Nickel (ADR)	667,886
22,819		Mobile TeleSystems (ADR)	428,541
1,157	*,f	NOMOS-BANK (GDR) (purchased 5/31/11, cost $19,675)	21,347
3,995	f	NovaTek OAO (GDR) (purchased 8/31/10, cost $346,243)	619,890
3,756	f	Novolipetsk Steel (GDR) (purchased 8/31/10, cost $121,111)	140,028
341	*,f	Pharmstandard (GDR) (purchased 6/21/11, cost $8,633)	7,896
7,380	*,f	Polymetal (GDR) (purchased 8/31/10, cost $114,837)	153,135
420		Polyus Gold Co (ADR) (London)	12,298
69,938	f	Rosneft Oil Co (GDR) (purchsed 8/31/10, cost $486,511)	593,535
300		Rostelecom (ADR)	13,095
51,008		RusHydro (ADR)	254,035
100,799		Sberbank of Russian Federation (ADR)	1,488,800
9,186	f	Severstal (GDR) (purchased 8/31/10, cost $124,175)	177,499
46,791		Surgutneftegaz (ADR)	471,940
9,581		Tatneft (GDR)	400,773
3,034	f	TMK OAO (GDR) (purchased 8/31/10, cost $49,578)	53,287
11,598	f	Uralkali (GDR) (purchased 8/31/10, cost $419,609)	567,538
58,632	f	VTB Bank OJSC (GDR) (purchased 8/31/10, cost $351,438)	350,670
488	*,f	X 5 Retail Group NV (GDR) (purchased 1/31/11, cost $18,509)	20,284

		TOTAL RUSSIA	11,832,761

SOUTH AFRICA - 7.2%
12,551		ABSA Group Ltd	246,614
32,225		African Bank Investments Ltd	162,281
5,006		African Rainbow Minerals Ltd	141,256
2,833		Anglo Platinum Ltd	242,142
16,544		AngloGold Ashanti Ltd	693,807
11,466		Aspen Pharmacare Holdings Ltd	142,725
17,256		Aveng Ltd	92,387
9,118		Barloworld Ltd	88,017
13,888		Bidvest Group Ltd	325,915
14,097		Discovery Holdings Ltd	82,550
123,922		FirstRand Ltd	356,909
7,615		Foschini Ltd	100,147
31,795		Gold Fields Ltd	493,421
56,328		Growthpoint Properties Ltd	155,081
17,198		Harmony Gold Mining Co Ltd	232,757
22,033		Impala Platinum Holdings Ltd	562,687
7,236		Imperial Holdings Ltd	124,308
9,599		Investec Ltd	77,328
3,571		Kumba Iron Ore Ltd	271,871
5,971		Kumba Resources Ltd	160,288
5,493		Liberty Holdings Ltd	61,585
36,548		Life Healthcare Group Holdings Pte Ltd	95,015
4,773		Massmart Holdings Ltd	103,053
50,080		Metropolitan Holdings Ltd	127,162
6,691		Mittal Steel South Africa Ltd	68,767
72,868		MTN Group Ltd	1,576,379
16,513		Naspers Ltd (N Shares)	883,747
8,345		Nedbank Group Ltd	175,224

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

46,012		Network Healthcare Holdings Ltd	$100,037
7,519		Northam Platinum Ltd	41,686
8,495		Pick’n Pay Stores Ltd	52,047
19,146		Pretoria Portland Cement Co Ltd	73,884
79,060		Redefine Income Fund Ltd	95,780
19,151		Remgro Ltd	317,299
6,851		Reunert Ltd	60,893
32,682		RMB Holdings Ltd	123,214
39,193		RMI Holdings	72,779
79,304		Sanlam Ltd	320,050
21,312	*	Sappi Ltd	96,962
23,601		Sasol Ltd	1,183,833
18,348		Shoprite Holdings Ltd	285,140
7,686		Spar Group Ltd	105,605
51,114		Standard Bank Group Ltd	743,272
47,984	*	Steinhoff International Holdings Ltd	167,362
11,648		Telkom S.A. Ltd	62,292
7,325		Tiger Brands Ltd	222,990
16,703		Truworths International Ltd	180,901
15,105		Vodacom Group Pty Ltd	192,254
28,117		Woolworths Holdings Ltd	132,589

		TOTAL SOUTH AFRICA	12,474,292

TAIWAN - 10.8%
108,000		Acer, Inc	149,839
209,000		Advanced Semiconductor Engineering, Inc	225,853
9,900		Advantech Co Ltd	33,459
83,000		Asia Cement Corp	128,295
30,500		Asustek Computer, Inc	245,455
324,000		AU Optronics Corp	177,554
38,760		Benq Corp	12,863
56,000		Capital Securities Corp	28,164
22,000		Catcher Technology Co Ltd	192,141
289,680		Cathay Financial Holding Co Ltd	434,320
183,120		Chang Hwa Commercial Bank	144,962
52,000		Cheng Shin Rubber Industry Co Ltd	156,064
13,000		Cheng Uei Precision Industry Co Ltd	39,263
13,455		Chicony Electronics Co Ltd	25,785
56,000		China Airlines	32,691
407,000		China Development Financial Holding Corp	156,013
65,662		China Life Insurance Co Ltd (Taiwan)	92,211
11,000		China Motor Corp	12,817
76,000	*	China Petrochemical Development Corp	118,310
468,300		China Steel Corp	488,511
397,000		Chinatrust Financial Holding Co	358,506
149,000	*	Chunghwa Picture Tubes Ltd	17,792
166,600		Chunghwa Telecom Co Ltd	577,424
13,000		Clevo Co	25,342
107,000	*	CMC Magnetics Corp	21,503
190,000		Compal Electronics, Inc	246,479
33,000		Coretronic Corp	38,856
77,000		Delta Electronics, Inc	272,546

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

121,000		E.Sun Financial Holding Co Ltd	$83,745
32,000		Epistar Corp	75,115
34,650		Eternal Chemical Co Ltd	36,618
41,000	*	Eva Airways Corp	36,557
9,000		Evergreen International Storage & Transport Corp	7,752
63,000	*	Evergreen Marine Corp Tawain Ltd	43,220
13,000		Everlight Electronics Co Ltd	27,990
30,000		Far Eastern Department Stores Co Ltd	65,376
128,000		Far Eastern Textile Co Ltd	205,365
70,000		Far EasTone Telecommunications Co Ltd	115,752
10,000		Farglory Land Development Co Ltd	24,561
20,000		Feng Hsin Iron & Steel Co	36,985
224,720		First Financial Holding Co Ltd	186,356
126,000		Formosa Chemicals & Fibre Corp	456,496
1,000		Formosa International Hotels Corp	16,784
52,000		Formosa Petrochemical Corp	195,914
174,000		Formosa Plastics Corp	655,184
20,000		Formosa Taffeta Co Ltd	22,631
29,000		Foxconn Technology Co Ltd	133,760
219,000		Fubon Financial Holding Co Ltd	357,280
277,000		Fuhwa Financial Holdings Co Ltd	198,044
9,000		Giant Manufacturing Co Ltd	36,083
148,000	*	HannStar Display Corp	18,560
31,500		High Tech Computer Corp	937,045
16,000		Highwealth Construction Corp	36,559
8,240		Hiwin Technologies Corp	99,827
388,300		Hon Hai Precision Industry Co, Ltd	1,107,373
167,000		Hua Nan Financial Holdings Co Ltd	131,538
214,000	*	InnoLux Display Corp	114,749
63,000	*	Inotera Memories, Inc	17,164
64,000		Inventec Co Ltd	31,396
149,000		KGI Securities Co Ltd	84,158
11,000		Kinsus Interconnect Technology Corp	45,437
5,000		Largan Precision Co Ltd	168,365
19,412		LEE Chang Yung Chem IND Corp	48,220
91,000		Lite-On Technology Corp	118,992
162,000		Macronix International	80,962
40,000		MediaTek, Inc	358,291
343,000		Mega Financial Holding Co Ltd	330,207
12,649		Motech Industries, Inc	39,374
16,513		MStar Semiconductor, Inc	82,485
8,501		Nan Kang Rubber Tire Co Ltd	17,381
207,000		Nan Ya Plastics Corp	572,644
7,210		Nan Ya Printed Circuit Board Corp	24,226
21,656	*	Nanya Technology Corp	5,030
21,000		Novatek Microelectronics Corp Ltd	58,771
73,000	*	Pegatron Technology Corp	83,923
4,000		Phison Electronics Corp	20,088
103,000		Polaris Securities Co Ltd	77,154
69,000		Pou Chen Corp	61,647
195,000	*	Powerchip Semiconductor Corp	25,387
33,000		Powertech Technology, Inc	94,945

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

26,000		President Chain Store Corp	$166,343
35,000		Prime View International Co Ltd	72,671
109,000		Quanta Computer, Inc	268,505
14,000		Realtek Semiconductor Corp	25,556
5,000		Richtek Technology Corp	31,742
8,000		Ruentex Development Co Ltd	11,988
10,000		Ruentex Industries Ltd	24,669
262,934	*	Shin Kong Financial Holding Co Ltd	113,598
125,000		Siliconware Precision Industries Co	124,558
9,900		Simplo Technology Co Ltd	85,324
15,000		Sino-American Silicon Products, Inc	44,694
239,000		SinoPac Financial Holdings Co Ltd	103,569
52,000		Synnex Technology International Corp	133,493
19,000		Tainan Spinning Co Ltd	12,783
210,790		Taishin Financial Holdings Co Ltd	112,589
77,000	*	Taiwan Business Bank	29,500
149,914		Taiwan Cement Corp	237,192
152,000		Taiwan Cooperative Bank	124,295
32,000		Taiwan Fertilizer Co Ltd	114,349
45,100		Taiwan Glass Industrial Corp	69,937
84,000		Taiwan Mobile Co Ltd	231,238
1,060,000		Taiwan Semiconductor Manufacturing Co Ltd	2,634,257
46,344	*	Tatung Co Ltd	23,770
81,000		Teco Electric and Machinery Co Ltd	57,889
4,000	*	TPK Holding Co Ltd	118,125
6,000		Transcend Information, Inc	16,255
16,000		Tripod Technology Corp	63,532
26,400		TSRC Corp	71,530
32,000		Tung Ho Steel Enterprise Corp	36,422
18,000		U-Ming Marine Transport Corp	31,612
54,000		Unimicron Technology Corp	96,073
163,000		Uni-President Enterprises Corp	267,505
549,000		United Microelectronics Corp	246,691
22,000		Vanguard International Semiconductor Corp	10,837
151,000	*	Walsin Lihwa Corp	71,855
42,000	*	Wan Hai Lines Ltd	29,520
121,000	*	Winbond Electronics Corp	32,363
58,000	*	Wintek Corp	78,794
80,000		Wistron Corp	134,702
50,000		WPG Holdings Co Ltd	83,557
67,000	*	Yang Ming Marine Transport	42,813
3,299		Young Fast Optoelectronics Co Ltd	15,327
33,000		Yulon Motor Co Ltd	86,335

		TOTAL TAIWAN	18,750,841

THAILAND - 1.8%
31,900		Advanced Info Service PCL	123,351
55,900		Bangkok Bank PCL (Foreign)	330,421
53,300		Bank of Ayudhya PCL	50,002
7,250		Banpu PCL	176,980
36,900		BEC World PCL (Foreign)	50,752
118,200		Charoen Pokphand Foods PCL	125,471

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

94,500		CP Seven Eleven PCL	$156,480
28,500		Glow Energy PCL	53,930
34,200		Indorama Ventures PCL	50,069
26,778		Indorama Ventures PCL (Foreign)	39,280
495,000		IRPC PCL	95,075
69,600		Kasikornbank PCL (Foreign)	330,352
84,600		Krung Thai Bank PCL	58,882
59,000		PTT Aromatics & Refining PCL	83,825
29,200		PTT Chemical PCL	158,503
51,600		PTT Exploration & Production PCL	317,266
37,400		PTT PCL	433,457
12,200		Siam Cement PCL (Foreign)	179,192
59,800		Siam Commercial Bank PCL	252,785
13,900		Thai Airways International PCL	13,185
40,200		Thai Oil PCL	102,934

		TOTAL THAILAND	3,182,192

TURKEY - 1.2%
50,398		Akbank TAS	219,085
8,612		Anadolu Efes Biracilik Ve Malt Sanayii AS	113,682
6,694		Arcelik AS	30,452
17,642		Asya Katilim Bankasi AS	24,861
3,576		BIM Birlesik Magazalar AS	121,715
2,512		Coca-Cola Icecek AS	36,133
23,562		Emlak Konut Gayrimenkul Yatiri	35,840
14,979		Enka Insaat ve Sanayi AS	40,796
26,054		Eregli Demir ve Celik Fabrikalari TAS	61,282
27,080		Haci Omer Sabanci Holding AS	105,604
27,015		KOC Holding AS	112,739
4,299	*	TAV Havalimanlari Holding AS	20,936
5,823		Tupras Turkiye Petrol Rafine	141,343
9,711	*	Turk Hava Yollari	18,107
11,547		Turk Sise ve Cam Fabrikalari AS	25,222
22,418		Turk Telekomunikasyon AS	95,545
31,140		Turkcell Iletisim Hizmet AS	160,002
89,146		Turkiye Garanti Bankasi AS	391,178
12,875		Turkiye Halk Bankasi AS	89,902
68,350		Turkiye Is Bankasi (Series C)	195,061
31,304		Turkiye Vakiflar Bankasi Tao	65,212
35,227	*	Yapi ve Kredi Bankasi	83,589

		TOTAL TURKEY	2,188,286

UKRAINE - 0.0%
2,015	*	Kernel Holding S.A.	53,083

		TOTAL UKRAINE	53,083

UNITED KINGDOM - 0.0%
1,356	*,f	O’Key Group S.A. (GDR) (purchased 3/10/11, cost $15,062)	12,340

		TOTAL UNITED KINGDOM	12,340

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

UNITED STATES - 3.7%
135,000		Vanguard Emerging Markets ETF	$6,528,600

		TOTAL UNITED STATES	6,528,600

		TOTAL COMMON STOCKS	173,890,940

		(Cost $157,296,668)

PREFERRED STOCKS - 0.5%

BRAZIL - 0.5%
31,007	*	Ambev Cia De Bebidas Das	915,505

		TOTAL BRAZIL	915,505

		TOTAL PREFERRED STOCKS	915,505

		(Cost $726,937)

		TOTAL INVESTMENTS - 99.5%	174,806,575
		(Cost $158,023,751)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	890,884

		NET ASSETS - 100.0%	$175,697,459

		Abbreviation(s):
		ADR American Depositary Receipt
		ETF Exchange Traded Fund
		GDR Global Depositary Receipt

	*	Non-income producing.
	f	Restricted security. At 7/31/2011, the value of these securities amounted to $3,342,894 or 1.9% of net assets.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2011

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$47,858,341	27.2%
MATERIALS	26,187,777	14.9
ENERGY	22,748,727	12.9
INFORMATION TECHNOLOGY	20,314,438	11.6
CONSUMER DISCRETIONARY	12,769,920	7.3
TELECOMMUNICATION SERVICES	12,603,489	7.2
INDUSTRIALS	12,469,560	7.1
CONSUMER STAPLES	11,861,298	6.8
UTILITIES	6,160,732	3.5
HEALTH CARE	1,832,293	1.0
OTHER ASSETS & LIABILITIES, NET	890,884	0.5

NET ASSETS	$175,697,459	100.0%

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUSTRALIA - 8.4%
21,553		AGL Energy Ltd	$335,714
298,442	*	Australia & New Zealand Banking Group Ltd	6,821,551
161,787		BHP Billiton Ltd	7,397,799
78,507		Caltex Australia Ltd	918,129
41,734		Coca-Cola Amatil Ltd	518,383
1,044		Cochlear Ltd	81,236
38,881		Commonwealth Bank of Australia	2,102,499
34,697		CSL Ltd	1,169,690
58,268		John Fairfax Holdings Ltd	56,281
75,681		National Australia Bank Ltd	1,992,619
10,086		Oxiana Ltd	150,605
204,423		QBE Insurance Group Ltd	3,678,926
3,782		Ramsay Health Care Ltd	72,541
68,311		Rio Tinto Ltd	5,984,892
74,775		Santos Ltd	1,057,943
138,549		Stockland Trust Group	464,003
385,058		Suncorp-Metway Ltd	3,133,242
641,895		Telstra Corp Ltd	2,105,586
106,809		Westpac Banking Corp	2,391,455
118,934		Woolworths Ltd	3,518,707
30,597		WorleyParsons Ltd	924,524

		TOTAL AUSTRALIA	44,876,325

AUSTRIA - 0.3%
46,298		OMV AG.	1,845,541

		TOTAL AUSTRIA	1,845,541

BELGIUM - 1.0%
2,413		Belgacom S.A.	84,170
4,785		Delhaize Group	344,603
40,691		InBev NV	2,341,952
70,118		KBC Groep NV	2,474,124

		TOTAL BELGIUM	5,244,849

DENMARK - 0.7%
76		AP Moller - Maersk AS (Class A)	562,743
108		AP Moller - Maersk AS (Class B)	827,498
5,344		Carlsberg AS (Class B)	524,932
13,103		Novo Nordisk AS (Class B)	1,602,771
3,068		Pandora AS	87,930
25,685	*	TDC AS	238,924

		TOTAL DENMARK	3,844,798

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

FINLAND - 1.1%
21,500		Kesko Oyj (B Shares)	$834,280
42,165		Stora Enso Oyj (R Shares)	362,874
180,825		UPM-Kymmene Oyj	2,817,867
57,524		Wartsila Oyj (B Shares)	1,655,558

		TOTAL FINLAND	5,670,579

FRANCE - 9.6%
295,901		AXA S.A.	5,536,005
99,495		BNP Paribas	6,452,631
28,469		Casino Guichard Perrachon S.A.	2,595,434
32,424		Gaz de France	1,060,294
5,748		Icade	661,913
13,442		M6-Metropole Television	306,769
652,354		Natixis	2,959,317
103,300		Peugeot S.A.	3,915,832
6,597		Publicis Groupe S.A.	335,481
22,673		Safran S.A.	942,482
101,078		Sanofi-Aventis	7,853,811
65,654		SCOR	1,689,719
8,682		Societe BIC S.A.	819,884
153,418		Total S.A.	8,291,988
33,615		Vinci S.A.	1,948,045
222,866		Vivendi Universal S.A.	5,329,604
5,059		Wendel	581,258

		TOTAL FRANCE	51,280,467

GERMANY - 8.7%
40,875		Allianz AG.	5,326,622
81,760		BASF AG.	7,383,841
41,214		Bayerische Motoren Werke AG.	4,120,236
46,409		DaimlerChrysler AG. (EUR)	3,364,445
210,254		Deutsche Lufthansa AG.	4,232,831
34,764		Hannover Rueckversicherung AG.	1,804,116
439,508		Infineon Technologies AG.	4,410,054
25,694	*	Kabel Deutschland Holding AG.	1,446,239
1,807		Muenchener Rueckver AG.	266,660
16,464		ProSiebenSat.1 Media AG.	424,745
69,990		Siemens AG.	8,945,152
23,255		Volkswagen AG.	4,249,975
1,019		Wacker Chemie AG.	192,696

		TOTAL GERMANY	46,167,612

GREECE - 0.1%
27,043		OPAP S.A.	448,604

		TOTAL GREECE	448,604

HONG KONG - 2.8%
23,200		ASM Pacific Technology	254,461
111,000		Cheung Kong Holdings Ltd	1,692,398
103,500		CLP Holdings Ltd	957,177
14,300		Hong Kong & China Gas Ltd	34,978
142,000		Hong Kong Electric Holdings Ltd	1,175,172

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

73,500		Hopewell Holdings	$237,884
206,500		Kerry Properties Ltd	998,854
536,498		Link Real Estate Investment Trust	1,874,620
835,178		New World Development Ltd	1,228,400
838,000		SJM Holdings Ltd	2,107,397
192,000		Swire Pacific Ltd (Class A)	2,700,898
135,700		Wharf Holdings Ltd	996,740
118,000		Wheelock & Co Ltd	506,711

		TOTAL HONG KONG	14,765,690

IRELAND - 0.3%
27,718		CRH plc	543,748
14,990		Kerry Group plc (Class A)	619,142
8,077		Shire Ltd	280,342

		TOTAL IRELAND	1,443,232

ISRAEL - 0.7%
50,020		Bank Leumi Le-Israel	232,181
107,319		Bezeq Israeli Telecommunication Corp Ltd	259,969
366		Delek Group Ltd	81,577
22,325		Israel Chemicals Ltd	375,362
134		Israel Corp Ltd	145,354
38,111		Mizrahi Tefahot Bank Ltd	400,450
4,083		Partner Communications	58,572
46,306		Teva Pharmaceutical Industries Ltd	2,160,010

		TOTAL ISRAEL	3,713,475

ITALY - 2.3%
408,327		Banca Intesa S.p.A.	941,926
592,883		Banca Intesa S.p.A. RSP	1,124,595
1,009,240		Enel S.p.A.	5,812,557
17,574		ENI S.p.A.	381,901
53,670		Finmeccanica S.p.A.	411,816
1,521,797		Telecom Italia RSP	1,636,527
1,396,335		Telecom Italia S.p.A.	1,756,990

		TOTAL ITALY	12,066,312

JAPAN - 21.0%
43,000		Aisin Seiki Co Ltd	1,650,047
240,000		Asahi Glass Co Ltd	2,772,875
61,000		Bridgestone Corp	1,517,412
70,100		Brother Industries Ltd	1,093,541
103,300		Canon, Inc	4,980,243
24,000		Chiba Bank Ltd	152,096
96,500		Chubu Electric Power Co, Inc	1,657,264
17,000		Chugoku Bank Ltd	216,236
9,300		Coca-Cola West Japan Co Ltd	186,041
33,000		Daido Steel Co Ltd	233,956
70,000	*	Daihatsu Motor Co Ltd	1,226,085
4,200		Dena Co Ltd	209,126
137,000		Denki Kagaku Kogyo KK	660,994
51,300		Denso Corp	1,822,991

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

113,700		Eisai Co Ltd	$4,614,804
4,400	*	Fanuc Ltd	832,357
112,000		Gunma Bank Ltd	595,334
97,000		Hachijuni Bank Ltd	538,237
887,000		Hitachi Ltd	5,469,645
118,900		Honda Motor Co Ltd	4,717,468
152		Inpex Holdings, Inc	1,179,901
472,000		Ishikawajima-Harima Heavy Industries Co Ltd	1,271,797
7,000		Iyo Bank Ltd	65,914
395	*	Japan Retail Fund Investment Corp	615,897
408		Jupiter Telecommunications Co	475,207
588,000		Kajima Corp	1,827,128
51,400		Kansai Electric Power Co, Inc	865,860
621,000		Kawasaki Kisen Kaisha Ltd	2,032,273
234		KDDI Corp	1,738,806
61,600		Komatsu Ltd	1,923,051
149,500		Kuraray Co Ltd	2,256,996
23,300		Kyocera Corp	2,488,111
122,000		Kyowa Hakko Kogyo Co Ltd	1,301,125
27,000		Lawson, Inc	1,460,692
242,000		Mitsubishi Chemical Holdings Corp	1,886,336
117,600		Mitsubishi Corp	3,145,346
127,000		Mitsubishi Electric Corp	1,499,621
926,000	*	Mitsubishi Motors Corp	1,209,298
1,422,100		Mitsubishi UFJ Financial Group, Inc	7,221,242
7,240		Mitsubishi UFJ Lease & Finance Co Ltd	312,909
160,800		Mitsui & Co Ltd	3,027,361
551,000		Mitsui Chemicals, Inc	2,092,526
436,000		Mitsui Trust Holdings, Inc	1,606,101
56,300		Mizuho Financial Group, Inc	92,097
11,000		NGK Spark Plug Co Ltd	155,277
12,000		Nippon Meat Packers, Inc	166,958
49,000		Nippon Telegraph & Telephone Corp	2,423,314
458,000		Nippon Yusen Kabushiki Kaisha	1,676,934
120,700		Nissan Motor Co Ltd	1,284,426
26,500		Nissin Food Products Co Ltd	1,011,753
23,800		Nitto Denko Corp	1,146,889
66,000		NKSJ Holdings, Inc	435,490
48,000		NTN Corp	289,852
559		NTT DoCoMo, Inc	1,034,374
3,400		Omron Corp	95,701
116,000		Osaka Gas Co Ltd	459,292
149	*	Rakuten, Inc	151,980
422,300		Resona Holdings, Inc	2,092,739
4,926	*	SBI Holdings, Inc	483,242
45,200		Sega Sammy Holdings, Inc	971,572
8,100		Seiko Epson Corp	137,461
172,000		Sekisui Chemical Co Ltd	1,589,162
107,900		Seven & I Holdings Co Ltd	3,076,736
187,000		Shizuoka Bank Ltd	1,758,807
91,500		Sony Financial Holdings, Inc	1,647,295
167,400		Sumitomo Electric Industries Ltd	2,499,011

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

9,000		Sumitomo Heavy Industries Ltd	$63,247
30,000		Sumitomo Metal Mining Co Ltd	531,223
33,400		Sumitomo Mitsui Financial Group, Inc	1,050,729
53,700		Sumitomo Rubber Industries, Inc	697,092
14,900		Suzuki Motor Corp	345,099
20,100		Takeda Pharmaceutical Co Ltd	958,729
84,300		Tohoku Electric Power Co, Inc	1,089,464
2,200		Tokyo Electron Ltd	118,418
79,000		TonenGeneral Sekiyu KK	992,264
10,100		Toyota Industries Corp	329,184
31,600	*	Toyota Motor Corp	1,290,038
6,390		USS Co Ltd	508,582
19,700		West Japan Railway Co	838,311
26,320		Yamada Denki Co Ltd	2,107,310
19,000		Yamaguchi Financial Group, Inc	193,934

		TOTAL JAPAN	112,444,236

KAZAKHSTAN - 0.1%
37,531		Eurasian Natural Resources Corp	473,369

		TOTAL KAZAKHSTAN	473,369

MALAYSIA - 0.1%
219,000	*	Genting International plc	344,988

		TOTAL MALAYSIA	344,988

NETHERLANDS - 5.0%
38,292		ASML Holding NV	1,364,108
74,483		DSM NV	4,223,078
20,231		Heineken Holding NV	1,027,956
138,133		Koninklijke Ahold NV	1,839,296
174,749		Royal Dutch Shell plc (A Shares)	6,400,978
242,374		Royal Dutch Shell plc (B Shares)	8,874,682
198,825		Royal KPN NV	2,835,446

		TOTAL NETHERLANDS	26,565,544

NEW ZEALAND - 0.1%
47,093		Fletcher Building Ltd	336,322
47,154		Sky City Entertainment Group Ltd	152,372

		TOTAL NEW ZEALAND	488,694

NORWAY - 1.2%
70,547		DNB NOR Holding ASA	1,025,902
77,429		Gjensidige Forsikring BA	917,477
69,120		SeaDrill Ltd	2,405,936
3,423		Statoil ASA	84,366
98,951		Telenor ASA	1,653,787
9,374		Yara International ASA	535,444

		TOTAL NORWAY	6,622,912

PORTUGAL - 0.3%
420,269		Energias de Portugal S.A.	1,460,071

		TOTAL PORTUGAL	1,460,071

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

SINGAPORE - 1.9%
24,000		DBS Group Holdings Ltd	$309,283
2,091,000		Golden Agri-Resources Ltd	1,264,676
23,000		Jardine Cycle & Carriage Ltd	922,883
769,000		Neptune Orient Lines Ltd	917,736
264,000		SembCorp Industries Ltd	1,109,777
464,000		SembCorp Marine Ltd	2,074,668
40,000		United Overseas Bank Ltd	678,418
119,000		United Overseas Land Ltd	509,192
1,801,000		Yangzijiang Shipbuilding	2,171,061

		TOTAL SINGAPORE	9,957,694

SPAIN - 3.7%
315,075		Banco Santander Central Hispano S.A.	3,316,255
309,423		Cintra Concesiones de Infraestructuras de Transporte S.A.	3,945,246
485,554		Corp Mapfre S.A.	1,720,946
578,241		Criteria Caixacorp S.A.	3,339,784
4,855	*	Distribuidora Internacional de Alimentacion S.A.	20,580
225,376		Gas Natural SDG S.A.	4,530,814
8,573		Indra Sistemas S.A.	169,925
73,653		Repsol YPF S.A.	2,322,874
13,865		Telefonica S.A.	309,044

		TOTAL SPAIN	19,675,468

SWEDEN - 2.9%
136,887		Atlas Copco AB (A Shares)	3,230,459
209,983		Boliden AB	3,629,165
40,231		Ericsson (LM) (B Shares)	505,328
43,349		Industrivarden AB	647,357
57,419		Kinnevik Investment AB (Series B)	1,321,912
17,122		Skandinaviska Enskilda Banken AB (Class A)	130,306
29,092		Swedish Match AB	1,081,888
35,046		Tele2 AB (B Shares)	745,284
275,278		Volvo AB (B Shares)	4,438,459

		TOTAL SWEDEN	15,730,158

SWITZERLAND - 8.5%
20,542		Aryzta AG.	1,121,835
17,861		Baloise Holding AG.	1,776,715
67,531		Julius Baer Holding AG.	1,047,652
228,411		Nestle S.A.	14,550,129
172,775		Novartis AG.	10,591,467
5,279		Pargesa Holding S.A.	467,502
24,569		Roche Holding AG.	4,408,804
236,080		STMicroelectronics NV	1,861,300
11,749		Swiss Life Holding	1,744,557
2,488		Swiss Re Ltd	140,072
9,574		Swisscom AG.	4,608,232
213		Syngenta AG.	67,805
14,046	g	Synthes, Inc 144A	2,532,403

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

1,429		Zurich Financial Services AG.	$339,819

		TOTAL SWITZERLAND	45,258,292

UNITED KINGDOM - 18.3%
8,047		Admiral Group plc	204,119
69,911		Aggreko plc	2,214,045
148,256		AstraZeneca plc (ADR)	7,191,899
296,134		Aviva plc	1,928,565
405,263		BAE Systems plc	2,017,611
214,331		Balfour Beatty plc	1,064,286
1,027,253		Barclays plc	3,727,442
50,112		BG Group plc	1,181,468
197,605		BHP Billiton plc	7,381,541
63,811		BP plc (ADR)	2,899,572
180,376		British American Tobacco plc	8,326,382
196,420		British Sky Broadcasting plc	2,295,587
947,749		BT Group plc	3,117,603
18,170		Bunzl plc	229,686
213,025	*	Cairn Energy plc	1,287,821
1,146		Carnival plc	39,598
826,521		Centrica plc	4,149,249
16,419		Cobham plc	54,729
1,252		Delta Lloyd NV	27,360
183,161		Diageo plc	3,725,655
84,067		GlaxoSmithKline plc	1,874,285
43,730		Hammerson plc	333,438
121,274		Home Retail Group	269,580
423,447		HSBC Holdings plc	4,128,321
65,070		Intercontinental Hotels Group plc	1,283,995
285,043	*	ITV plc	326,058
212,633		J Sainsbury plc	1,058,823
113,245		Kingfisher plc	467,690
1,716,872		Legal & General Group plc	3,146,097
89,103		Liberty International plc	544,523
248,597		Marks & Spencer Group plc	1,408,772
94,988		Petrofac Ltd	2,173,249
395,369		Prudential plc	4,453,528
33,802		Reckitt Benckiser Group plc	1,912,723
418,500		Resolution Ltd	1,892,058
123,029		Rio Tinto plc	8,684,463
239,052		Sage Group plc	1,074,011
41,859		Schroders plc	1,114,200
26,501		Scottish & Southern Energy plc	567,819
166,337		Segro plc	822,507
55,668		Smith & Nephew plc	585,597
124,069		Tesco plc	779,325
29,135		Unilever plc	930,007
182,443		Vodafone Group plc (ADR)	5,126,648
4,388		Weir Group plc	152,288

		TOTAL UNITED KINGDOM	98,174,223

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

		TOTAL COMMON STOCKS	$528,563,133

		(Cost $488,230,597)

		TOTAL INVESTMENTS - 99.1%	528,563,133
		(Cost $488,230,597)
		OTHER ASSETS & LIABILITIES, NET - 0.9%	4,663,875

		NET ASSETS - 100.0%	$533,227,008

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.

	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At July 31, 2011 the value of these securities amounted to $2,532,403 or 0.5% of net assets.

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2011

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$121,524,665	22.8%
INDUSTRIALS	68,328,059	12.8
MATERIALS	59,495,145	11.2
CONSUMER DISCRETIONARY	55,753,291	10.4
CONSUMER STAPLES	54,838,888	10.3
HEALTH CARE	47,279,514	8.9
ENERGY	43,223,137	8.1
TELECOMMUNICATION SERVICES	29,733,276	5.6
INFORMATION TECHNOLOGY	24,231,433	4.5
UTILITIES	24,155,725	4.5
OTHER ASSETS & LIABILITIES, NET	4,663,875	0.9

NET ASSETS	$533,227,008	100.0%

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.0%
2,907		Lear Corp	$142,443

		TOTAL AUTOMOBILES & COMPONENTS	142,443

BANKS - 0.1%
30,385		People’s United Financial, Inc	385,282
20,000		Wells Fargo & Co	558,800

		TOTAL BANKS	944,082

CAPITAL GOODS - 9.4%
6,153		3M Co	536,172
5,203		Alliant Techsystems, Inc	339,392
73,988		Ametek, Inc	3,144,490
28,401	*	BE Aerospace, Inc	1,130,360
1,289		Boeing Co	90,836
24,735		Caterpillar, Inc	2,443,571
3,441		Chicago Bridge & Iron Co NV	141,941
13,554		Cooper Industries plc	709,010
24,824		Cummins, Inc	2,603,541
1,751		Deere & Co	137,471
10,423		Donaldson Co, Inc	577,226
93,395		Dover Corp	5,647,596
3,188		Eaton Corp	152,865
126,833		Emerson Electric Co	6,226,231
86,809		Fluor Corp	5,514,976
42,689		Gardner Denver, Inc	3,640,945
2,789		Honeywell International, Inc	148,096
71,600		Joy Global, Inc	6,724,671
11,457		KBR, Inc	408,442
11,832		Kennametal, Inc	466,536
2,854		Lincoln Electric Holdings, Inc	97,664
111,718		Lockheed Martin Corp	8,460,403
36,398		Nordson Corp	1,857,390
43		Pall Corp	2,132
81,971		Parker Hannifin Corp	6,477,347
33,980		Rockwell Automation, Inc	2,438,405
83,829		Rockwell Collins, Inc	4,618,140
14,936		Roper Industries, Inc	1,219,226
12,223	*	Thomas & Betts Corp	596,238
3,082		Timken Co	134,591
21,550		Toro Co	1,160,037
34,833		United Technologies Corp	2,885,566
2,058		Valmont Industries, Inc	200,346
32,796	*	WABCO Holdings, Inc	2,067,788
9,267	*	WESCO International, Inc	469,744

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

12,812		Westinghouse Air Brake Technologies Corp	$826,630

		TOTAL CAPITAL GOODS	74,296,015

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
3,885		Avery Dennison Corp	122,572
31,897		Dun & Bradstreet Corp	2,314,127
889	*	FTI Consulting, Inc	32,262
244	*	Stericycle, Inc	20,037
13,841		Towers Watson & Co	846,377
70,655	*	Verisk Analytics, Inc	2,352,812

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	5,688,187

CONSUMER DURABLES & APPAREL - 2.2%
44,097		Harman International Industries, Inc	1,834,435
84,639		Nike, Inc (Class B)	7,630,206
13,249		Polaris Industries, Inc	1,570,669
884		Polo Ralph Lauren Corp (Class A)	119,402
5,967	*	Skullcandy, Inc	115,044
22,634	*	Tempur-Pedic International, Inc	1,629,874
69,890		Tupperware Corp	4,367,426

		TOTAL CONSUMER DURABLES & APPAREL	17,267,056

CONSUMER SERVICES - 2.7%
25,254	*	Apollo Group, Inc (Class A)	1,283,661
98,867		Brinker International, Inc	2,374,785
14,838	*	Chipotle Mexican Grill, Inc (Class A)	4,816,119
2,535		Choice Hotels International, Inc	77,292
4,963		Darden Restaurants, Inc	252,120
116,749		H&R Block, Inc	1,746,565
91,820		Marriott International, Inc (Class A)	2,984,150
43,199		McDonald’s Corp	3,735,850
30,110	*	Panera Bread Co (Class A)	3,471,984
3,344		Starbucks Corp	134,061
3,900		Starwood Hotels & Resorts Worldwide, Inc	214,344
1,200		Weight Watchers International, Inc	92,628

		TOTAL CONSUMER SERVICES	21,183,559

DIVERSIFIED FINANCIALS - 2.3%
45,934	*	Affiliated Managers Group, Inc	4,792,294
38,124		American Express Co	1,907,726
9,752		BlackRock, Inc	1,740,342
9,794		Discover Financial Services	250,824
18,656		Franklin Resources, Inc	2,368,566
9,961	*	Green Dot Corp	323,035
3,852		Interactive Brokers Group, Inc (Class A)	58,319
5,156		Janus Capital Group, Inc	43,517
119,751		Moody’s Corp	4,264,333
52,954		Waddell & Reed Financial, Inc (Class A)	1,943,412

		TOTAL DIVERSIFIED FINANCIALS	17,692,368

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

ENERGY - 12.2%
5,411	*	Alpha Natural Resources, Inc	$231,104
87,081		Anadarko Petroleum Corp	7,189,407
46,812		Apache Corp	5,791,581
10,200		Arch Coal, Inc	261,120
73,791		Chevron Corp	7,675,740
29,304		Cimarex Energy Co	2,582,268
1,484		ConocoPhillips	106,833
48,155		Core Laboratories NV	5,233,485
39,842		Diamond Offshore Drilling, Inc	2,702,483
101,196	*	Dresser-Rand Group, Inc	5,405,890
510,506		Exxon Mobil Corp	40,733,273
1,844		Halliburton Co	100,922
11,695		Helmerich & Payne, Inc	807,540
14,017		Holly Corp	1,056,742
2,000		Kinder Morgan, Inc	56,460
4,312		Marathon Oil Corp	133,543
3,706	*	Marathon Petroleum Corp	162,286
36,313		Murphy Oil Corp	2,332,021
21,911		Noble Energy, Inc	2,184,088
70,105	*	Oceaneering International, Inc	3,028,536
1,553	*	Oil States International, Inc	125,327
3,150		Patterson-UTI Energy, Inc	102,470
91,604		Schlumberger Ltd	8,278,254
28,245	*	Superior Energy Services	1,171,885

		TOTAL ENERGY	97,453,258

FOOD & STAPLES RETAILING - 1.0%
4,317	*	BJ’s Wholesale Club, Inc	217,361
20,718		Costco Wholesale Corp	1,621,184
49,901		Kroger Co	1,241,038
72,399		Walgreen Co	2,826,456
37,050		Wal-Mart Stores, Inc	1,952,905
2,175		Whole Foods Market, Inc	145,073

		TOTAL FOOD & STAPLES RETAILING	8,004,017

FOOD, BEVERAGE & TOBACCO - 8.8%
18,649		Altria Group, Inc	490,469
18,455		Brown-Forman Corp (Class B)	1,357,550
15,330		Campbell Soup Co	506,657
135,395		Coca-Cola Co	9,208,213
249,333		Coca-Cola Enterprises, Inc	7,008,751
54,319		ConAgra Foods, Inc	1,391,110
73,987		Corn Products International, Inc	3,765,198
111,847		Dr Pepper Snapple Group, Inc	4,223,343
63,487		Flowers Foods, Inc	1,391,635
1,860		General Mills, Inc	69,471
1,286	*	Hansen Natural Corp	98,533
115,382		Hershey Co	6,512,160
12,855		Hormel Foods Corp	372,409
46,302		Mead Johnson Nutrition Co	3,304,574
91,031		PepsiCo, Inc	5,829,625
284,928		Philip Morris International, Inc	20,278,326

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

18,857		Reynolds American, Inc	$663,766
172,071		Sara Lee Corp	3,288,277

		TOTAL FOOD, BEVERAGE & TOBACCO	69,760,067

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
36,529	*	Amerigroup Corp	2,009,095
21,317		AmerisourceBergen Corp	816,654
113,545		Baxter International, Inc	6,604,912
58,649		Becton Dickinson & Co	4,903,642
117,870		Cardinal Health, Inc	5,157,991
39,356	*	Catalyst Health Solutions, Inc	2,578,999
11,142		Cooper Cos, Inc	852,252
60,306	*	Express Scripts, Inc	3,272,204
7,133		Hill-Rom Holdings, Inc	265,990
24,123	*	Idexx Laboratories, Inc	2,000,762
8,000	*	Intuitive Surgical, Inc	3,204,399
3,125		McKesson Corp	253,500
66,901	*	Medco Health Solutions, Inc	4,206,735
3,944		Medtronic, Inc	142,181
26,266		Patterson Cos, Inc	810,043
4,100	*	Sirona Dental Systems, Inc	207,378
52,205		St. Jude Medical, Inc	2,427,533
46,621	*	Varian Medical Systems, Inc	2,925,934

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	42,640,204

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
125,882		Colgate-Palmolive Co	10,621,923
35,527		Estee Lauder Cos (Class A)	3,727,138
65,520		Herbalife Ltd	3,650,774

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,999,835

INSURANCE - 0.1%
2,790		Axis Capital Holdings Ltd	88,917
5,787		Erie Indemnity Co (Class A)	426,502

		TOTAL INSURANCE	515,419

MATERIALS - 6.4%
15,772		Ball Corp	611,954
49,929		CF Industries Holdings, Inc	7,754,972
49,169		Cleveland-Cliffs, Inc	4,416,359
18,221		Compass Minerals International, Inc	1,434,722
2,828		Du Pont (E.I.) de Nemours & Co	145,416
7,645		Eastman Chemical Co	738,431
16,253		Ecolab, Inc	812,650
134,235		Freeport-McMoRan Copper & Gold, Inc (Class B)	7,109,085
40,556		Lubrizol Corp	5,458,838
24,240		LyondellBasell Industries AF S.C.A	956,510
86,021		Monsanto Co	6,320,823
64,919	*	Mosaic Co	4,591,072
58,631		PPG Industries, Inc	4,936,730
51,222	*	Rockwood Holdings, Inc	3,097,394
19,167		Scotts Miracle-Gro Co (Class A)	967,167

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

14,800	*	Solutia, Inc	$317,312
11,366		Walter Energy, Inc	1,393,131
3,300		Westlake Chemical Corp	170,775

		TOTAL MATERIALS	51,233,341

MEDIA - 2.1%
4,100	*	AMC Networks, Inc	152,479
49,401		Cablevision Systems Corp (Class A)	1,203,408
23,797		CBS Corp (Class B)	651,324
123,617	*	DIRECTV	6,264,910
27,255		DISH Network Corp (Class A)	807,566
736		Interpublic Group of Cos, Inc	7,220
2,447	*	Madison Square Garden, Inc	64,846
596		Scripps Networks Interactive (Class A)	27,619
321,000	*	Sirius XM Radio, Inc	677,310
148,439		Viacom, Inc (Class B)	7,187,415

		TOTAL MEDIA	17,044,097

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.6%
168,675		Abbott Laboratories	8,656,401
176,312	*	Agilent Technologies, Inc	7,433,314
17,872	*	Biogen Idec, Inc	1,820,621
67,835	*	Celgene Corp	4,022,616
190,000		Eli Lilly & Co	7,277,000
247,811	*	Gilead Sciences, Inc	10,497,273
2,111		Johnson & Johnson	136,772
1,508	*	Mettler-Toledo International, Inc	233,453
77,325	*	Myriad Genetics, Inc	1,644,703
5,311		PerkinElmer, Inc	129,907
23,557	*	United Therapeutics Corp	1,351,701
10,068	*	Waters Corp	884,877
16,071	*	Watson Pharmaceuticals, Inc	1,078,846

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	45,167,484

REAL ESTATE - 1.2%
73,974		Apartment Investment & Management Co (Class A)	2,019,490
15,901		Camden Property Trust	1,066,480
26,256		Digital Realty Trust, Inc	1,607,130
20,169		Jones Lang LaSalle, Inc	1,716,785
57,543		Rayonier, Inc	3,708,646

		TOTAL REAL ESTATE	10,118,531

RETAILING - 6.5%
120		Aaron’s, Inc	3,025
100,743		Advance Auto Parts, Inc	5,537,843
12,775	*	Amazon.com, Inc	2,842,693
26,096	*	Autozone, Inc	7,449,102
94,840	*	Bed Bath & Beyond, Inc	5,547,192
15,253	*	Big Lots, Inc	531,262
66,361	*	Dick’s Sporting Goods, Inc	2,455,357
13,500	*	Dollar Tree, Inc	894,105
8,480	*	DSW, Inc (Class A)	449,270

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

82,311		Expedia, Inc	$2,608,436
2,966		Home Depot, Inc	103,602
25,002		Kohl’s Corp	1,367,859
54,072		Macy’s, Inc	1,561,059
3,912	*	NetFlix, Inc	1,040,553
56,637	*	O’Reilly Automotive, Inc	3,369,902
18,177	*	Priceline.com, Inc	9,772,864
44,289		Ross Stores, Inc	3,355,778
9,700	*	Sally Beauty Holdings, Inc	166,840
44,813		Target Corp	2,307,421
30,649		TJX Companies, Inc	1,694,890
4,900	*	Ulta Salon Cosmetics & Fragrance, Inc	308,847
3,601		Williams-Sonoma, Inc	133,309

		TOTAL RETAILING	53,501,209

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
153,501		Altera Corp	6,275,121
74,558		Analog Devices, Inc	2,564,795
126,500		Avago Technologies Ltd	4,254,195
12,200		Cypress Semiconductor Corp	251,076
6,848		Intel Corp	152,916
154,012	*	Lam Research Corp	6,296,010
965		Microchip Technology, Inc	32,569
4,377	*	Novellus Systems, Inc	135,862
9,317	*	Nvidia Corp	128,854
1,109		Xilinx, Inc	35,599

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	20,126,997

SOFTWARE & SERVICES - 14.9%
182,585		Accenture plc	10,798,077
22,500	*	Alliance Data Systems Corp	2,212,650
181,405	*	Autodesk, Inc	6,240,332
13,200		Automatic Data Processing, Inc	679,668
83,970	*	BMC Software, Inc	3,629,183
44,269	*	Citrix Systems, Inc	3,189,139
9,395		DST Systems, Inc	480,930
6,467	*	Electronic Arts, Inc	143,891
49,187	*	Fortinet, Inc	999,480
37,492	*	Gartner, Inc	1,383,830
54,639		Global Payments, Inc	2,590,435
24,068	*	Google, Inc (Class A)	14,529,611
3,705	*	IAC/InterActiveCorp	153,350
104,957		International Business Machines Corp	19,086,430
58,669	*	Intuit, Inc	2,739,842
7,065		Lender Processing Services, Inc	133,034
8,346		Mastercard, Inc (Class A)	2,530,925
17,100	*	Micros Systems, Inc	837,387
747,664		Microsoft Corp	20,485,995
359,104		Oracle Corp	10,981,400
39,600	*	SAIC, Inc	634,788
36,653		Solera Holdings, Inc	2,048,170
207,186	*	Symantec Corp	3,948,965

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

35,773	*	Teradata Corp	$1,966,084
31,101	*	VMware, Inc (Class A)	3,120,674
219,374		Western Union Co	4,258,049
528	*	Zillow, Inc	17,012

		TOTAL SOFTWARE & SERVICES	119,819,331

TECHNOLOGY HARDWARE & EQUIPMENT - 9.8%
127,560	*	Apple, Inc	49,809,629
229,390	*	Dell, Inc	3,725,294
3,231	*	EMC Corp	84,264
6,102	*	F5 Networks, Inc	570,415
47,803		Harris Corp	1,905,906
1,947	*	IPG Photonics Corp	117,190
64,540		Jabil Circuit, Inc	1,181,727
104,877	*	NetApp, Inc	4,983,755
115,822	*	QLogic Corp	1,757,020
259,533		Qualcomm, Inc	14,217,217
3,503	*	SanDisk Corp	148,983

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	78,501,400

TELECOMMUNICATION SERVICES - 1.5%
6,100	*	American Tower Corp (Class A)	320,433
154,373	*	MetroPCS Communications, Inc	2,513,192
44,817	*	NII Holdings, Inc (Class B)	1,898,000
212,979		Verizon Communications, Inc	7,516,029

		TOTAL TELECOMMUNICATION SERVICES	12,247,654

TRANSPORTATION - 2.2%
17,454		CH Robinson Worldwide, Inc	1,262,099
22,122		Copa Holdings S.A. (Class A)	1,451,425
126,300		CSX Corp	3,103,191
129,887		Expeditors International Washington, Inc	6,198,207
8,500		FedEx Corp	738,480
74,082		J.B. Hunt Transport Services, Inc	3,351,470
1,500	*	Kansas City Southern Industries, Inc	89,025
32,419		Landstar System, Inc	1,453,992
17,773		Southwest Airlines Co	177,019
2,059		Union Pacific Corp	211,006
2,199		United Parcel Service, Inc (Class B)	152,215

		TOTAL TRANSPORTATION	18,188,129

UTILITIES - 0.0%
500		National Fuel Gas Co	36,190
300		Oneok, Inc	21,837

		TOTAL UTILITIES	58,027

		TOTAL COMMON STOCKS	799,592,710

		(Cost $679,295,061)

		TOTAL INVESTMENTS - 99.8%	799,592,710

		(Cost $679,295,061)

		OTHER ASSETS & LIABILITIES, NET - 0.2%	1,336,726

		NET ASSETS - 100.0%	$800,929,436

	*	Non-income producing.

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited) July 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.1%
25,670		Autoliv, Inc	$1,698,327
5,100	*	BorgWarner, Inc	406,062
211,444	*	Ford Motor Co	2,581,731
58,900		Johnson Controls, Inc	2,176,356
19,800		Lear Corp	970,200
19,305	*	TRW Automotive Holdings Corp	974,323

		TOTAL AUTOMOBILES & COMPONENTS	8,806,999

BANKS - 4.9%
25,400		Commerce Bancshares, Inc	1,039,114
143,980		East West Bancorp, Inc	2,672,269
169,198		Fifth Third Bancorp	2,140,355
36,000	*	First Republic Bank	1,019,520
234,700		Huntington Bancshares, Inc	1,418,762
204,039		Keycorp	1,640,474
103,310		PNC Financial Services Group, Inc	5,608,699
213,800		Regions Financial Corp	1,302,042
14,400		SunTrust Banks, Inc	352,656
721,738		Wells Fargo & Co	20,165,359
57,360		Zions Bancorporation	1,256,184

		TOTAL BANKS	38,615,434

CAPITAL GOODS - 5.9%
24,928		Carlisle Cos, Inc	1,077,637
14,840		Chicago Bridge & Iron Co NV	612,150
13,630		Crane Co	631,342
16,180		Danaher Corp	794,600
17,750		Dover Corp	1,073,343
6,356		Fluor Corp	403,797
14,550		Gardner Denver, Inc	1,240,970
847,750		General Electric Co	15,183,202
12,800		Goodrich Corp	1,217,792
35,400		Harsco Corp	970,314
21,103		Joy Global, Inc	1,981,993
57,710		KBR, Inc	2,057,362
36,608		L-3 Communications Holdings, Inc	2,896,424
29,020		Lockheed Martin Corp	2,197,685
19,600	*	Navistar International Corp	1,005,676
45,960		Northrop Grumman Corp	2,781,039
25,400	*	Owens Corning, Inc	903,732
18,025		Parker Hannifin Corp	1,424,335
6,000	*	Polypore International, Inc	408,000
12,404		Raytheon Co	554,831
44,514	*	Thomas & Betts Corp	2,171,393

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

16,800		Timken Co	$733,656
69,110		Tyco International Ltd	3,060,882
46,462	*	URS Corp	1,897,043

		TOTAL CAPITAL GOODS	47,279,198

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
14,400	*	Nielsen Holdings NV	431,424
9,380	*	Stericycle, Inc	770,286
11,800		Towers Watson & Co	721,570
26,110	*	Verisk Analytics, Inc	869,463

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,792,743

CONSUMER DURABLES & APPAREL - 2.3%
18,560		Coach, Inc	1,198,234
62,440		DR Horton, Inc	741,787
28,400		Fortune Brands, Inc	1,709,963
49,943		Jarden Corp	1,547,734
1,840	*	NVR, Inc	1,251,366
13,980		Phillips-Van Heusen Corp	1,000,269
4,000		Polaris Industries, Inc	474,200
6,010		Polo Ralph Lauren Corp (Class A)	811,771
154,300	*	Pulte Homes, Inc	1,060,041
10,950	*	Tempur-Pedic International, Inc	788,510
32,310	*	Toll Brothers, Inc	644,908
20,590		Tupperware Corp	1,286,669
20,308		VF Corp	2,371,974
38,998		Whirlpool Corp	2,699,831

		TOTAL CONSUMER DURABLES & APPAREL	17,587,257

CONSUMER SERVICES - 0.9%
9,000	*	Apollo Group, Inc (Class A)	457,470
24,860	*	Career Education Corp	564,073
37,800		Carnival Corp	1,258,740
60,660		H&R Block, Inc	907,474
4,000	*	Hyatt Hotels Corp	155,160
9,980	*	ITT Educational Services, Inc	854,987
22,000	*	Penn National Gaming, Inc	922,460
42,398		Wyndham Worldwide Corp	1,466,547

		TOTAL CONSUMER SERVICES	6,586,911

DIVERSIFIED FINANCIALS - 9.6%
61,000	*	American Capital Ltd	589,870
676,650		Bank of America Corp	6,570,272
9,994		BlackRock, Inc	1,783,529
143,998		Capital One Financial Corp	6,883,104
357,699		Citigroup, Inc	13,714,180
118,991		Discover Financial Services	3,047,360
81,991	*	E*Trade Financial Corp	1,302,017
5,920		Franklin Resources, Inc	751,603
74,560		Goldman Sachs Group, Inc	10,063,363
11,000		iShares Russell 1000 Value Index Fund	721,600
557,500		JPMorgan Chase & Co	22,550,874

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

42,520		Morgan Stanley	$946,070
35,756		Raymond James Financial, Inc	1,135,611
108,329		State Street Corp	4,492,404

		TOTAL DIVERSIFIED FINANCIALS	74,551,857

ENERGY - 13.4%
27,560	*	Alpha Natural Resources, Inc	1,177,088
34,550		Anadarko Petroleum Corp	2,852,448
21,308	*	Atwood Oceanics, Inc	995,084
36,900		Baker Hughes, Inc	2,855,322
268,628		Chevron Corp	27,942,685
8,381	*	Concho Resources, Inc	784,294
189,000		ConocoPhillips	13,606,110
11,380	*	Continental Resources, Inc	780,554
7,390	*	Dresser-Rand Group, Inc	394,774
43,759		El Paso Corp	899,247
14,968		Ensco International plc (ADR)	797,046
174,200		Exxon Mobil Corp	13,899,418
15,864		Halliburton Co	868,237
13,085		Helmerich & Payne, Inc	903,519
46,600		Hess Corp	3,194,896
160,380		Marathon Oil Corp	4,966,969
60,190	*	Marathon Petroleum Corp	2,635,720
57,660		National Oilwell Varco, Inc	4,645,665
93,180		Occidental Petroleum Corp	9,148,412
5,828	*	Oil States International, Inc	470,320
29,340		Patterson-UTI Energy, Inc	954,430
16,300		RPC, Inc	385,006
21,489		SEACOR Holdings, Inc	2,156,636
48,830	*	Tesoro Corp	1,186,081
113,110		Valero Energy Corp	2,841,323
15,200		W&T Offshore, Inc	411,920
92,430		Williams Cos, Inc	2,930,031

		TOTAL ENERGY	104,683,235

FOOD & STAPLES RETAILING - 1.0%
29,810		Costco Wholesale Corp	2,332,633
47,530		CVS Corp	1,727,716
48,980		Kroger Co	1,218,133
117,183		Safeway, Inc	2,363,580
58,350		Supervalu, Inc	501,810

		TOTAL FOOD & STAPLES RETAILING	8,143,872

FOOD, BEVERAGE & TOBACCO - 4.6%
22,444		Archer Daniels Midland Co	681,849
23,980		Bunge Ltd	1,650,064
131,180		Coca-Cola Enterprises, Inc	3,687,470
65,950		Corn Products International, Inc	3,356,195
100,888		Dr Pepper Snapple Group, Inc	3,809,531
36,375		Flowers Foods, Inc	797,340
10,182	*	Hansen Natural Corp	780,145
32,043		Hershey Co	1,808,507

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

33,391		Hormel Foods Corp	$967,337
18,680		J.M. Smucker Co	1,455,546
32,018		Lorillard, Inc	3,400,952
29,980		Mead Johnson Nutrition Co	2,139,673
79,108		Philip Morris International, Inc	5,630,116
112,180	*	Smithfield Foods, Inc	2,470,204
168,063		Tyson Foods, Inc (Class A)	2,951,185

		TOTAL FOOD, BEVERAGE & TOBACCO	35,586,114

HEALTH CARE EQUIPMENT & SERVICES - 4.6%
20,000		Aetna, Inc	829,800
38,750	*	Amerigroup Corp	2,131,250
30,630		AmerisourceBergen Corp	1,173,435
32,750		Baxter International, Inc	1,905,067
54,047		Cardinal Health, Inc	2,365,097
46,648		Cigna Corp	2,321,671
23,993		Cooper Cos, Inc	1,835,225
16,770	*	Coventry Health Care, Inc	536,640
50,250		Covidien plc	2,552,197
9,300		Dentsply International, Inc	352,377
11,500	*	Gen-Probe, Inc	696,325
66,600		Humana, Inc	4,967,028
1,998	*	Intuitive Surgical, Inc	800,299
9,300		McKesson Corp	754,416
205,400		UnitedHealth Group, Inc	10,194,002
32,000		WellPoint, Inc	2,161,600
3,000	*	Zimmer Holdings, Inc	180,060

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	35,756,489

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
25,154		Clorox Co	1,800,775
14,310		Colgate-Palmolive Co	1,207,478
18,280	*	Energizer Holdings, Inc	1,474,099
8,380		Estee Lauder Cos (Class A)	879,146
184,440		Procter & Gamble Co	11,341,215

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,702,713

INSURANCE - 6.6%
51,540		ACE Ltd	3,452,149
38,013		Allied World Assurance Co Holdings Ltd	2,069,808
126,668		American Financial Group, Inc	4,304,179
38,310	*	Arch Capital Group Ltd	1,294,878
64,780		Aspen Insurance Holdings Ltd	1,677,802
126,631		Axis Capital Holdings Ltd	4,035,730
101,400	*	Berkshire Hathaway, Inc (Class B)	7,520,838
45,000		Chubb Corp	2,811,600
33,100		Endurance Specialty Holdings Ltd	1,348,494
51,000		Fidelity National Title Group, Inc (Class A)	831,300
30,310		Lincoln National Corp	803,215
14,400		Metlife, Inc	593,424
34,381		PartnerRe Ltd	2,297,338
116,180		Prudential Financial, Inc	6,817,442

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

78,900		Reinsurance Group of America, Inc (Class A)	$4,592,769
8,100		RenaissanceRe Holdings Ltd	563,679
29,776		Torchmark Corp	1,202,653
51,000		UnumProvident Corp	1,243,890
160,000		Validus Holdings Ltd	4,254,400

		TOTAL INSURANCE	51,715,588

MATERIALS - 3.3%
24,398		Ashland, Inc	1,494,134
9,940		Ball Corp	385,672
24,958		Cabot Corp	975,858
7,130		Celanese Corp (Series A)	393,077
23,889		CF Industries Holdings, Inc	3,710,439
12,269		Cleveland-Cliffs, Inc	1,102,002
46,654		Domtar Corp	3,729,987
3,750		Dow Chemical Co	130,763
12,280		Eastman Chemical Co	1,186,125
28,938		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,532,556
36,890		Huntsman Corp	704,599
38,740		International Paper Co	1,150,578
44,500		LyondellBasell Industries AF S.C.A	1,755,970
56,600		MeadWestvaco Corp	1,762,524
16,900	*	Mosaic Co	1,195,168
7,510		Reliance Steel & Aluminum Co	353,045
7,100	*	Rockwood Holdings, Inc	429,337
22,800		Titanium Metals Corp	405,612
19,111		Walter Energy, Inc	2,342,435
9,600		Westlake Chemical Corp	496,800
9,820	*	WR Grace & Co	495,321

		TOTAL MATERIALS	25,732,002

MEDIA - 3.1%
118,258		CBS Corp (Class B)	3,236,721
100,000		Comcast Corp (Class A)	2,402,000
84,818	*	DIRECTV	4,298,575
129,918		DISH Network Corp (Class A)	3,849,470
43,398		McGraw-Hill Cos, Inc	1,805,357
62,750		News Corp (Class A)	1,005,255
20,889		Time Warner Cable, Inc	1,531,373
35,900		Time Warner, Inc	1,262,244
39,714		Viacom, Inc (Class B)	1,922,952
43,980		Virgin Media, Inc	1,163,711
39,685		Walt Disney Co	1,532,635
1,500		Washington Post Co (Class B)	603,450

		TOTAL MEDIA	24,613,743

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
90,940		Abbott Laboratories	4,667,041
121,788	*	Amgen, Inc	6,661,803
11,210	*	Biogen Idec, Inc	1,141,963
22,310	*	Bruker BioSciences Corp	384,178
119,942		Eli Lilly & Co	4,593,779

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

19,800	*	Endo Pharmaceuticals Holdings, Inc	$737,550
136,133	*	Forest Laboratories, Inc	5,045,089
45,750	*	Gilead Sciences, Inc	1,937,970
18,619	*	Illumina, Inc	1,162,757
124,920		Johnson & Johnson	8,093,567
154,778		Merck & Co, Inc	5,282,573
36,930	*	Mylan Laboratories, Inc	841,265
40,496		PerkinElmer, Inc	990,532
1,054,080		Pfizer, Inc	20,280,500
13,900	*	Waters Corp	1,221,671
30,100	*	Watson Pharmaceuticals, Inc	2,020,613

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	65,062,851

REAL ESTATE - 3.4%
49,000		AMB Property Corp	1,745,870
155,609		Annaly Capital Management, Inc	2,611,119
12,968		AvalonBay Communities, Inc	1,740,176
6,390		Boston Properties, Inc	686,030
8,402		BRE Properties, Inc (Class A)	440,937
8,100		Camden Property Trust	543,267
6,180		Digital Realty Trust, Inc	378,278
4,570		Essex Property Trust, Inc	641,445
47,000		Hospitality Properties Trust	1,186,750
33,900		HRPT Properties Trust	800,718
1,080		Jones Lang LaSalle, Inc	91,930
36,980		Public Storage, Inc	4,423,917
29,218		Rayonier, Inc	1,883,100
63,156		Senior Housing Properties Trust	1,511,955
25,957		Simon Property Group, Inc	3,128,078
8,380		SL Green Realty Corp	687,328
18,826		Taubman Centers, Inc	1,127,677
55,890		Ventas, Inc	3,025,326

		TOTAL REAL ESTATE	26,653,901

RETAILING - 2.8%
18,000		Aaron’s, Inc	453,780
17,608		Abercrombie & Fitch Co (Class A)	1,287,497
78,000		Best Buy Co, Inc	2,152,800
31,800		Chico’s FAS, Inc	479,862
10,790		Dillard’s, Inc (Class A)	607,045
11,900	*	Dollar Tree, Inc	788,137
7,750	*	DSW, Inc (Class A)	410,595
36,530		Expedia, Inc	1,157,636
15,540		Family Dollar Stores, Inc	825,329
88,000		Foot Locker, Inc	1,912,240
183,933	*	GameStop Corp (Class A)	4,337,139
86,680		Gap, Inc	1,672,057
9,300		Guess ?, Inc	354,516
83,868		Macy’s, Inc	2,421,270
26,993		RadioShack Corp	375,743
14,540	*	Sally Beauty Holdings, Inc	250,088
27,488	*	Signet Jewelers Ltd	1,177,586

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

8,550		Tiffany & Co	$680,495
6,200	*	Ulta Salon Cosmetics & Fragrance, Inc	390,786

		TOTAL RETAILING	21,734,601

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
36,242		Applied Materials, Inc	446,501
34,630	*	Fairchild Semiconductor International, Inc	519,796
677,000		Intel Corp	15,117,411
8,750	*	Lam Research Corp	357,700
403,168	*	Micron Technology, Inc	2,971,348
35,750	*	Novellus Systems, Inc	1,109,680
79,800	*	Teradyne, Inc	1,076,502

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	21,598,938

SOFTWARE & SERVICES - 2.4%
8,380	*	Alliance Data Systems Corp	824,089
57,959	*	Amdocs Ltd	1,827,447
71,000	*	AOL, Inc	1,219,780
61,309		Computer Sciences Corp	2,162,982
11,111		DST Systems, Inc	568,772
19,000	*	Fortinet, Inc	386,080
84,980	*	IAC/InterActiveCorp	3,517,322
1,900		Mastercard, Inc (Class A)	576,175
9,800	*	Rackspace Hosting, Inc	392,000
8,800	*	Red Hat, Inc	370,304
70,610	*	SAIC, Inc	1,131,878
139,080	*	Symantec Corp	2,650,865
100,086		Total System Services, Inc	1,862,600
9,680	*	VeriFone Systems, Inc	381,102
13,450		Visa, Inc (Class A)	1,150,513

		TOTAL SOFTWARE & SERVICES	19,021,909

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
10,810		Anixter International, Inc	674,760
33,360	*	Arrow Electronics, Inc	1,159,260
447,750		Cisco Systems, Inc	7,150,567
42,000		Corning, Inc	668,220
48,270	*	Dell, Inc	783,905
26,863	*	EchoStar Corp (Class A)	898,836
162,400		Hewlett-Packard Co	5,709,984
46,400		Jabil Circuit, Inc	849,584
90,900	*	Lexmark International, Inc (Class A)	3,051,513
27,260		Qualcomm, Inc	1,493,303
55,700	*	SanDisk Corp	2,368,921
57,575		Seagate Technology, Inc	799,717
193,366	*	Vishay Intertechnology, Inc	2,662,650
139,933	*	Western Digital Corp	4,822,091

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	33,093,311

TELECOMMUNICATION SERVICES - 4.2%
419,740		AT&T, Inc	12,281,592
110,675		CenturyTel, Inc	4,107,149

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

42,023	*	MetroPCS Communications, Inc	$684,134
640,020	*	Sprint Nextel Corp	2,707,285
22,523		Telephone & Data Systems, Inc	638,752
354,038		Verizon Communications, Inc	12,494,002

		TOTAL TELECOMMUNICATION SERVICES	32,912,914

TRANSPORTATION - 1.8%
23,080		Copa Holdings S.A. (Class A)	1,514,279
114,853		CSX Corp	2,821,938
37,650	*	Delta Air Lines, Inc	297,059
55,098	*	Hertz Global Holdings, Inc	775,229
58,630	*	Kansas City Southern Industries, Inc	3,479,691
8,943	*	Kirby Corp	521,556
19,488		Ryder System, Inc	1,097,564
93,980	*	UAL Corp	1,702,917
2,300		Union Pacific Corp	235,704
16,990		United Parcel Service, Inc (Class B)	1,176,048

		TOTAL TRANSPORTATION	13,621,985

UTILITIES - 6.2%
37,750	*	AES Corp	464,703
18,404		AGL Resources, Inc	750,883
40,496		Alliant Energy Corp	1,595,947
48,100		American Water Works Co, Inc	1,346,800
87,460	*	Calpine Corp	1,421,225
66,666		CMS Energy Corp	1,275,987
66,900		Dominion Resources, Inc	3,241,305
63,426		DTE Energy Co	3,161,152
130,389		Exelon Corp	5,746,243
100,800		FirstEnergy Corp	4,500,720
17,762		MDU Resources Group, Inc	382,949
32,770		NextEra Energy, Inc	1,810,543
51,035		NiSource, Inc	1,027,335
129,730		Northeast Utilities	4,410,820
32,753		OGE Energy Corp	1,638,960
14,880		Oneok, Inc	1,083,115
61,244		Pepco Holdings, Inc	1,144,038
39,049		Pinnacle West Capital Corp	1,653,725
65,600		PPL Corp	1,830,240
87,680		Progress Energy, Inc	4,098,163
43,000		Questar Corp	792,490
88,334		Southern Co	3,492,726
41,000		Wisconsin Energy Corp	1,256,650

		TOTAL UTILITIES	48,126,719

		TOTAL COMMON STOCKS	780,981,284

		(Cost $690,206,100)

		TOTAL INVESTMENTS - 99.8%	780,981,284
		(Cost $690,206,100)
		OTHER ASSETS & LIABILITIES, NET - 0.2%	1,178,011

		NET ASSETS - 100.0%	$782,159,295

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

AUTOMOBILES & COMPONENTS - 1.6%
19,815	*	American Axle & Manufacturing Holdings, Inc	$227,278
11,758	*	BorgWarner, Inc	936,172
567,302	*	Ford Motor Co	6,926,758
1,482	*	Fuel Systems Solutions, Inc	31,478
44,193		Harley-Davidson, Inc	1,917,534
167,186		Johnson Controls, Inc	6,177,523
8,602	*	Modine Manufacturing Co	128,256
3,240		Spartan Motors, Inc	14,904
11,051		Superior Industries International, Inc	223,672
24,329	*	Tenneco, Inc	971,700

		TOTAL AUTOMOBILES & COMPONENTS	17,555,275

BANKS - 3.0%
1,100		Associated Banc-Corp	15,015
3,758		Bank of Hawaii Corp	168,396
198,622		BB&T Corp	5,100,613
640		Capitol Federal Financial	7,322
10,844	*	Citizens Republic Bancorp, Inc	99,656
28,880		Comerica, Inc	925,026
397		Community Bank System, Inc	9,989
139		Cullen/Frost Bankers, Inc	7,489
276,675		Fifth Third Bancorp	3,499,939
37,574		First Horizon National Corp	337,790
574		First Niagara Financial Group, Inc	7,032
49,116		Hudson City Bancorp, Inc	405,207
228,856		Keycorp	1,840,002
31,294		M&T Bank Corp	2,698,795
1,341		MainSource Financial Group, Inc	12,391
38,175		New York Community Bancorp, Inc	516,507
3,640		Old National Bancorp	37,128
5,242		People’s United Financial, Inc	66,469
5,876	*	PMI Group, Inc	5,876
112,432		PNC Financial Services Group, Inc	6,103,933
434,096	*	Popular, Inc	1,041,830
11,168		Provident Financial Services, Inc	154,788
7,470		Radian Group, Inc	23,680
234,559		Regions Financial Corp	1,428,464
997		Susquehanna Bancshares, Inc	7,507
5,180	*	SVB Financial Group	316,084
429		TCF Financial Corp	5,457
325,864		US Bancorp	8,492,016
650		Webster Financial Corp	13,273
3,075		Zions Bancorporation	67,343

		TOTAL BANKS	33,415,017

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 8.2%
104,772		3M Co	$9,129,832
1,129		A.O. Smith Corp	46,820
416		Actuant Corp (Class A)	10,279
410	*	American Superconductor Corp	3,001
93,928		Ametek, Inc	3,991,940
1,565		Ampco-Pittsburgh Corp	40,768
241		Apogee Enterprises, Inc	2,759
286		Applied Industrial Technologies, Inc	9,129
12,937	*	ArvinMeritor, Inc	174,650
2,565	*	Astec Industries, Inc	96,239
24,530		Barnes Group, Inc	597,306
419	*	Beacon Roofing Supply, Inc	8,958
6,140		Briggs & Stratton Corp	105,240
96,094		Caterpillar, Inc	9,493,125
218		Clarcor, Inc	9,605
5,914		Cooper Industries plc	309,361
49,734		Cummins, Inc	5,216,102
143,919		Danaher Corp	7,067,862
80,361		Deere & Co	6,309,142
5,921		Dover Corp	358,043
64,916		Eaton Corp	3,112,722
345	*	EMCOR Group, Inc	9,632
141,760		Emerson Electric Co	6,958,999
5,541	*	Energy Recovery, Inc	17,011
7,320		Fastenal Co	246,318
8,284		Fluor Corp	526,283
3,111	*	FuelCell Energy, Inc	4,138
400		Gardner Denver, Inc	34,116
267	*	General Cable Corp	10,619
8,963	*	Gibraltar Industries, Inc	92,140
14,563		Graco, Inc	639,753
11,360	*	GrafTech International Ltd	218,794
245		Granite Construction, Inc	5,728
123,652		Illinois Tool Works, Inc	6,157,870
13,342		Ingersoll-Rand plc	499,258
376	*	Insituform Technologies, Inc (Class A)	7,539
1,400		Insteel Industries, Inc	16,044
1,785	*	Layne Christensen Co	52,318
6,798		LB Foster Co (Class A)	236,231
5,300		Lincoln Electric Holdings, Inc	181,366
72,629		Masco Corp	766,236
149	*	Middleby Corp	12,588
179		MSC Industrial Direct Co (Class A)	11,059
26,033	*	NCI Building Systems, Inc	293,913
29,842		Nordson Corp	1,522,837
30,294	*	Owens Corning, Inc	1,077,860
54,293		Paccar, Inc	2,324,283
9,806		Pall Corp	486,181
7,988		Pentair, Inc	294,038
5,179	*	Polypore International, Inc	352,172

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

39,758		Precision Castparts Corp	$6,416,146
7,710		Quanex Building Products Corp	120,816
16,253	*	Quanta Services, Inc	301,006
13,723		Rockwell Automation, Inc	984,762
8,275		Roper Industries, Inc	675,488
2,611	*	Rush Enterprises, Inc (Class A)	52,194
305	*	Sauer-Danfoss, Inc	14,488
22,236	*	Sensata Technologies Holding BV	788,933
259		Simpson Manufacturing Co, Inc	7,330
4,318		Snap-On, Inc	245,521
41,100	*	Spirit Aerosystems Holdings, Inc (Class A)	842,139
332		TAL International Group, Inc	10,272
22,745		Tennant Co	973,713
293		Timken Co	12,795
14,580		Tredegar Corp	277,895
356	*	Trex Co, Inc	7,504
81,375		Tyco International Ltd	3,604,099
25,268		W.W. Grainger, Inc	3,749,013
9,004	*	WABCO Holdings, Inc	567,702
145		Watsco, Inc	8,581
3,845	*	WESCO International, Inc	194,903
9,810		Westinghouse Air Brake Technologies Corp	632,941

		TOTAL CAPITAL GOODS	89,636,448

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
5,611	*	ACCO Brands Corp	48,086
34,758		Avery Dennison Corp	1,096,615
305		Brink’s Co	9,101
1,050		Corporate Executive Board Co	42,683
2,857		Deluxe Corp	67,254
16,518		Dun & Bradstreet Corp	1,198,380
1,540		Herman Miller, Inc	35,435
5,092		HNI Corp	106,474
14,151		Iron Mountain, Inc	447,596
590		Knoll, Inc	10,768
7,936		Manpower, Inc	400,927
8,218		Pitney Bowes, Inc	177,098
16,338		R.R. Donnelley & Sons Co	307,318
27,049		Robert Half International, Inc	740,602
10,180	*	Tetra Tech, Inc	223,960
457		Viad Corp	9,474
42,034		Waste Management, Inc	1,323,650

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,245,421

CONSUMER DURABLES & APPAREL - 1.5%
536		American Greetings Corp (Class A)	11,883
5,420		Callaway Golf Co	34,417
38,658		Coach, Inc	2,495,760
198		Columbia Sportswear Co	11,365
570	*	Deckers Outdoor Corp	56,573
228	*	Fossil, Inc	28,653
258		Hasbro, Inc	10,206

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

549	*	Iconix Brand Group, Inc	$12,808
1,330		KB Home	11,292
394	*	Maidenform Brands, Inc	10,185
115,681		Mattel, Inc	3,084,056
4,410		Movado Group, Inc	71,354
80,788		Nike, Inc (Class B)	7,283,038
4,874		Oxford Industries, Inc	190,963
6,845		Phillips-Van Heusen Corp	489,760
397		Pool Corp	10,620
2,129	*	Tempur-Pedic International, Inc	153,309
353	*	True Religion Apparel, Inc	11,893
4,527		Tupperware Corp	282,892
228	*	Under Armour, Inc (Class A)	16,737
8,987		VF Corp	1,049,682
193	*	Warnaco Group, Inc	10,287
2,125		Whirlpool Corp	147,114

		TOTAL CONSUMER DURABLES & APPAREL	15,484,847

CONSUMER SERVICES - 2.4%
9,927	*	AFC Enterprises	153,372
339	*	BJ’s Restaurants, Inc	15,719
1,289		Bob Evans Farms, Inc	44,522
21,017		Choice Hotels International, Inc	640,808
237	*	Coinstar, Inc	11,580
25,696		Darden Restaurants, Inc	1,305,357
179		DeVry, Inc	11,123
320	*	DineEquity, Inc	16,672
14,975	*	Gaylord Entertainment Co	439,367
359	*	Jack in the Box, Inc	8,156
63,747		Marriott International, Inc (Class A)	2,071,778
150,701		McDonald’s Corp	13,032,623
700	*	O’Charleys, Inc	4,263
105	*	Panera Bread Co (Class A)	12,108
258	*	Papa John’s International, Inc	8,052
185		PF Chang’s China Bistro, Inc	6,092
1,197	*	Ruby Tuesday, Inc	10,881
5,658	*	Sonic Corp	60,541
136,370		Starbucks Corp	5,467,073
25,445		Starwood Hotels & Resorts Worldwide, Inc	1,398,457
38		Strayer Education, Inc	4,623
190		Vail Resorts, Inc	8,693
1,435		Weight Watchers International, Inc	110,767
12,711		Wyndham Worldwide Corp	439,673
15,310		Yum! Brands, Inc	808,674

		TOTAL CONSUMER SERVICES	26,090,974

DIVERSIFIED FINANCIALS - 6.0%
40,765	*	American Capital Ltd	394,198
179,982		American Express Co	9,006,299
37,438		Ameriprise Financial, Inc	2,025,396
255,636		Bank of New York Mellon Corp	6,419,019
26,219		BlackRock, Inc	4,679,043

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

118,595		Capital One Financial Corp	$5,668,841
317,651		Charles Schwab Corp	4,742,529
12,252		CME Group, Inc	3,543,156
133,277		Discover Financial Services	3,413,224
6,758		Eaton Vance Corp	181,250
11,480		Evercore Partners, Inc (Class A)	326,376
52,821		Franklin Resources, Inc	6,706,153
114		Greenhill & Co, Inc	5,021
18,957	*	IntercontinentalExchange, Inc	2,337,398
90,368		Invesco Ltd	2,004,362
153	*	Investment Technology Group, Inc	1,862
696		Janus Capital Group, Inc	5,874
18,771		Legg Mason, Inc	552,243
103,813	*	MF Global Holdings Ltd	765,102
17,980	*	Nasdaq Stock Market, Inc	432,779
26,217	*	NewStar Financial, Inc	278,949
47,771		Northern Trust Corp	2,145,157
57,164		NYSE Euronext	1,912,707
1,600	*	PHH Corp	30,016
2,496	*	Safeguard Scientifics, Inc	45,452
21,129		SEI Investments Co	417,932
108,502		State Street Corp	4,499,578
58,825		T Rowe Price Group, Inc	3,341,260

		TOTAL DIVERSIFIED FINANCIALS	65,881,176

ENERGY - 10.5%
1,809		Alon USA Energy, Inc	21,997
70,809		Apache Corp	8,760,490
44,634	*	ATP Oil & Gas Corp	646,747
866	*	Atwood Oceanics, Inc	40,442
541	*	Brigham Exploration Co	17,204
25,308		Cabot Oil & Gas Corp	1,874,817
44,304	*	Cameron International Corp	2,478,366
4,990		CARBO Ceramics, Inc	778,789
1,108	*	Carrizo Oil & Gas, Inc	42,547
163,109		Chesapeake Energy Corp	5,602,794
22,451		Cimarex Energy Co	1,978,382
57,960	*	Clean Energy Fuels Corp	927,940
10,309	*	Complete Production Services, Inc	400,814
1,530	*	Concho Resources, Inc	143,177
9,724	*	Contango Oil & Gas Co	613,390
49,244		Crosstex Energy, Inc	718,962
29,620	*	CVR Energy, Inc	795,297
1,310	*	Dawson Geophysical Co	51,994
91,665	*	Denbury Resources, Inc	1,770,968
92,697	*	Devon Energy Corp	7,295,254
45,852		Diamond Offshore Drilling, Inc	3,110,141
277	*	Dresser-Rand Group, Inc	14,797
189,975		El Paso Corp	3,903,986
60,358		EOG Resources, Inc	6,156,516
77,323		Equitable Resources, Inc	4,908,464
1,665	*	Exterran Holdings, Inc	30,769

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

50,646	*	FMC Technologies, Inc	$2,309,458
36,272	*	Global Industries Ltd	186,075
2,553	*	GMX Resources, Inc	12,382
10,691	*	Goodrich Petroleum Corp	212,003
3,462		Gulf Island Fabrication, Inc	119,785
13,198	*	Gulfmark Offshore, Inc	643,271
38,130	*	Hercules Offshore, Inc	179,211
86,172		Hess Corp	5,907,952
35,229	*	Hornbeck Offshore Services, Inc	980,775
11,291	*	ION Geophysical Corp	114,491
829	*	Key Energy Services, Inc	16,157
533	*	Kinder Morgan Management LLC	32,675
2,854		Lufkin Industries, Inc	232,544
160,430		Marathon Oil Corp	4,968,517
2,100	*	Matrix Service Co	29,274
99,277		National Oilwell Varco, Inc	7,998,749
30,309	*	Newfield Exploration Co	2,043,433
25,616		Noble Corp	944,462
63,743		Noble Energy, Inc	6,353,902
2,860	*	Northern Oil And Gas, Inc	63,320
4,748	*	Oceaneering International, Inc	205,114
3,432	*	Oil States International, Inc	276,962
766	*	OYO Geospace Corp	77,695
27,011	*	Parker Drilling Co	171,250
50,713	*	PetroHawk Energy Corp	1,936,729
7,449	*	Petroleum Development Corp	270,548
11,473	*	Petroquest Energy, Inc	93,275
800	*	PHI, Inc	17,224
18,930	*	Pioneer Drilling Co	307,991
36,650		Pioneer Natural Resources Co	3,408,084
61,741		Questar Market Resources, Inc	2,706,108
23,105	*	Quicksilver Resources, Inc	326,936
20,808		Range Resources Corp	1,355,849
191,290	*	Rentech, Inc	179,851
7,052	*	Rex Energy Corp	78,066
2,753	*	Rosetta Resources, Inc	142,523
8,601		RPC, Inc	203,156
79		SEACOR Holdings, Inc	7,928
47,858	*	Southwestern Energy Co	2,132,552
234,557		Spectra Energy Corp	6,337,730
19,136		St. Mary Land & Exploration Co	1,441,898
10,373		Sunoco, Inc	421,662
158		Tidewater, Inc	8,586
26,105	*	Ultra Petroleum Corp	1,222,236
8,293	*	Unit Corp	497,663
185,132	*	Weatherford International Ltd	4,058,093
70,619	*	Western Refining, Inc	1,442,746
18,582	*	Whiting Petroleum Corp	1,088,905

		TOTAL ENERGY	116,850,840

FOOD & STAPLES RETAILING - 1.0%
258		Casey’s General Stores, Inc	11,610

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

70,415		Kroger Co	$1,751,221
278		Ruddick Corp	11,648
92,325		Safeway, Inc	1,862,195
2,716		Spartan Stores, Inc	47,965
201,632		Sysco Corp	6,167,923
13,051		Whole Foods Market, Inc	870,502

		TOTAL FOOD & STAPLES RETAILING	10,723,064

FOOD, BEVERAGE & TOBACCO - 4.2%
76,853		Campbell Soup Co	2,539,992
17,580		ConAgra Foods, Inc	450,224
201		Diamond Foods, Inc	14,390
168,039		General Mills, Inc	6,276,256
16,585	*	Green Mountain Coffee Roasters, Inc	1,724,011
78,255		H.J. Heinz Co	4,119,342
2,859	*	Hansen Natural Corp	219,057
3,556		Hormel Foods Corp	103,017
8,579		J.M. Smucker Co	668,476
99,641		Kellogg Co	5,557,974
261,384		Kraft Foods, Inc (Class A)	8,986,381
1,730		Lancaster Colony Corp	104,025
4,692		McCormick & Co, Inc	228,266
196,553		PepsiCo, Inc	12,587,254
221	*	Ralcorp Holdings, Inc	19,117
129,779		Sara Lee Corp	2,480,077
2,131		Tootsie Roll Industries, Inc	59,775
177	*	TreeHouse Foods, Inc	9,140

		TOTAL FOOD, BEVERAGE & TOBACCO	46,146,774

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
107,656		Aetna, Inc	4,466,646
1,661	*	Amsurg Corp	42,239
130,679		Baxter International, Inc	7,601,598
72,345		Becton Dickinson & Co	6,048,765
8,354	*	Centene Corp	274,095
2,060		Chemed Corp	125,269
34,940		Cigna Corp	1,738,964
613	*	Gen-Probe, Inc	37,117
2,729	*	Greatbatch, Inc	68,007
1,033	*	Health Management Associates, Inc (Class A)	9,814
3,284	*	Henry Schein, Inc	218,255
15,912		Hill-Rom Holdings, Inc	593,358
150	*	HMS Holdings Corp	11,340
18,517		Humana, Inc	1,380,998
9,117	*	Idexx Laboratories, Inc	756,164
670		Invacare Corp	20,087
10,687	*	Inverness Medical Innovations, Inc	315,160
6,396	*	Kinetic Concepts, Inc	428,148
10,715	*	LifePoint Hospitals, Inc	397,527
343	*	MedAssets, Inc	4,346
44,887	*	Medco Health Solutions, Inc	2,822,494
205,545		Medtronic, Inc	7,409,897

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

9,297	*	Molina Healthcare, Inc	$210,577
2,081	*	MWI Veterinary Supply, Inc	185,334
1,845		Owens & Minor, Inc	56,273
15,227		Patterson Cos, Inc	469,601
4,996	*	Resmed, Inc	151,329
9,210		STERIS Corp	322,258
98,909		WellPoint, Inc	6,681,302

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	42,846,962

HOUSEHOLD & PERSONAL PRODUCTS - 3.1%
56,452		Avon Products, Inc	1,480,736
14,510		Clorox Co	1,038,771
67,140		Colgate-Palmolive Co	5,665,273
8,680		Estee Lauder Cos (Class A)	910,619
21,690		Herbalife Ltd	1,208,567
95,878		Kimberly-Clark Corp	6,266,586
319		Nu Skin Enterprises, Inc (Class A)	11,975
291,137		Procter & Gamble Co	17,902,014

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	34,484,541

INSURANCE - 5.6%
62,750		ACE Ltd	4,202,995
130,157		Aflac, Inc	5,995,031
136	*	Alleghany Corp	44,800
873		American Equity Investment Life Holding Co	10,363
12,792	*	Arch Capital Group Ltd	432,370
297		Arthur J. Gallagher & Co	8,352
28,824		Aspen Insurance Holdings Ltd	746,542
21,514		Assurant, Inc	766,329
3,638		Axis Capital Holdings Ltd	115,943
189,071	*	Berkshire Hathaway, Inc (Class B)	14,023,395
96,863		Chubb Corp	6,052,000
93,908		Cincinnati Financial Corp	2,566,506
476		Employers Holdings, Inc	7,073
11,040		Endurance Specialty Holdings Ltd	449,770
1,474		Everest Re Group Ltd	121,045
156,641	*	Genworth Financial, Inc (Class A)	1,303,253
237		Harleysville Group, Inc	7,162
77,707		Lincoln National Corp	2,059,236
1,154	*	Markel Corp	462,085
27,100		Montpelier Re Holdings Ltd	467,746
16,911	*	National Financial Partners Corp	191,602
139	*	Navigators Group, Inc	6,552
1,464		PartnerRe Ltd	97,824
118,991	*	Phoenix Cos, Inc	285,578
11,845		Platinum Underwriters Holdings Ltd	406,876
73,956		Principal Financial Group	2,043,404
139	*	ProAssurance Corp	9,681
200,227		Progressive Corp	3,940,467
7,015		Protective Life Corp	149,139
107,023		Prudential Financial, Inc	6,280,109
139		RLI Corp	8,778

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

179		Safety Insurance Group, Inc	$7,267
476		Selective Insurance Group, Inc	7,802
941		Stancorp Financial Group, Inc	31,298
112,432		Travelers Cos, Inc	6,198,375
28,678		W.R. Berkley Corp	882,996
46,734		XL Capital Ltd	958,982

		TOTAL INSURANCE	61,348,726

MATERIALS - 5.3%
67,217		Air Products & Chemicals, Inc	5,964,164
1,284		Airgas, Inc	88,211
252,174		Alcoa, Inc	3,714,523
15,360		Allegheny Technologies, Inc	893,798
27,076	*	Allied Nevada Gold Corp	1,031,596
28,043		AMCOL International Corp	859,798
4,611		Aptargroup, Inc	235,392
278		Arch Chemicals, Inc	13,099
8,222		Ball Corp	319,014
17,359		Bemis Co, Inc	548,544
11,701		Buckeye Technologies, Inc	314,640
413	*	Clearwater Paper Corp	31,239
35,309		Cleveland-Cliffs, Inc	3,171,454
33,587	*	Coeur d’Alene Mines Corp	916,589
24,333		Commercial Metals Co	353,072
2,065		Compass Minerals International, Inc	162,598
2,331		Domtar Corp	186,363
179		Eastman Chemical Co	17,290
86,175		Ecolab, Inc	4,308,750
1,010	*	Ferro Corp	13,150
12,550	*	General Moly, Inc	57,354
18,454		H.B. Fuller Co	421,858
4,864		Innophos Holdings, Inc	234,445
198		International Flavors & Fragrances, Inc	12,112
55,514		International Paper Co	1,648,767
26,366	*	Louisiana-Pacific Corp	204,337
12,688		Lubrizol Corp	1,707,805
106,272		LyondellBasell Industries AF S.C.A	4,193,493
48,796		MeadWestvaco Corp	1,519,507
5,449		Minerals Technologies, Inc	352,986
9,880		Nalco Holding Co	349,258
96,777		Nucor Corp	3,763,658
6,890	*	Owens-Illinois, Inc	159,641
70,195		Praxair, Inc	7,275,010
274		Quaker Chemical Corp	11,108
3,349		Rock-Tenn Co (Class A)	205,830
33,885		Royal Gold, Inc	2,172,029
11,005		Sealed Air Corp	236,938
45,905		Sigma-Aldrich Corp	3,080,226
23,174		Sonoco Products Co	742,726
9,808	*	Stillwater Mining Co	150,062
14,803		Titanium Metals Corp	263,345
83,715		United States Steel Corp	3,347,763

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

10,589	*	US Gold Corp	$67,240
9,986		Valspar Corp	328,240
23,832		Vulcan Materials Co	817,199
1,674		Wausau Paper Corp	12,354
60,730		Worthington Industries, Inc	1,273,508

		TOTAL MATERIALS	57,752,083

MEDIA - 1.8%
274		Arbitron, Inc	10,719
47,087		Cablevision Systems Corp (Class A)	1,147,039
563		Cinemark Holdings, Inc	10,973
92,858	*	Discovery Communications, Inc (Class A)	3,695,748
12,428	*	Discovery Communications, Inc (Class C)	447,781
10,572	*	DreamWorks Animation SKG, Inc (Class A)	231,104
3,400	*	Fisher Communications, Inc	99,688
2,205		John Wiley & Sons, Inc (Class A)	110,382
53,104	*	Journal Communications, Inc (Class A)	263,396
63,781	*	Liberty Global, Inc (Class A)	2,666,046
42,842	*	New York Times Co (Class A)	367,584
90,906		Time Warner Cable, Inc	6,664,319
8,612	*	Valassis Communications, Inc	230,802
70,580		Virgin Media, Inc	1,867,547
4,317		Washington Post Co (Class B)	1,736,729

		TOTAL MEDIA	19,549,857

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
208,712		Abbott Laboratories	10,711,100
1,715	*	Affymetrix, Inc	9,690
68,613	*	Agilent Technologies, Inc	2,892,723
29,480	*	Akorn, Inc	204,296
77,985		Allergan, Inc	6,340,960
3,523	*	Amylin Pharmaceuticals, Inc	41,959
27,110	*	Ariad Pharmaceuticals, Inc	322,338
3,100	*	Auxilium Pharmaceuticals, Inc	58,094
67,035	*	Biogen Idec, Inc	6,828,855
310,213		Bristol-Myers Squibb Co	8,890,705
11,376	*	Cepheid, Inc	429,558
26,572	*	Endo Pharmaceuticals Holdings, Inc	989,807
6,371	*	Geron Corp	24,528
197,989	*	Gilead Sciences, Inc	8,386,815
23,378	*	Incyte Corp	407,712
285,937		Johnson & Johnson	18,525,858
28,564	*	Life Technologies Corp	1,286,237
372,296		Merck & Co, Inc	12,706,462
53,459	*	Nektar Therapeutics	344,276
14,378	*	Neurocrine Biosciences, Inc	111,142
35,086		PDL BioPharma, Inc	217,182
9,557	*	Pharmasset, Inc	1,160,029
15,231	*	Pozen, Inc	67,778
3,084	*	Progenics Pharmaceuticals, Inc	16,839
16,772	*	Salix Pharmaceuticals Ltd	650,418
2,884	*	Sangamo Biosciences, Inc	15,631

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

7,948	*	SIGA Technologies, Inc	$60,484
8,040	*	Synta Pharmaceuticals Corp	37,547
1,787		Techne Corp	135,437
540	*	Theravance, Inc	11,545
2,460	*	United Therapeutics Corp	141,155
18,796	*	Vivus, Inc	154,315
14,277	*	Waters Corp	1,254,806

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	83,436,281

REAL ESTATE - 3.0%
64,368		AMB Property Corp	2,293,432
297		American Campus Communities, Inc	11,054
270,900		Annaly Capital Management, Inc	4,545,702
21,043		Boston Properties, Inc	2,259,176
30,324	*	CB Richard Ellis Group, Inc (Class A)	661,063
5,489		Digital Realty Trust, Inc	335,982
551		Douglas Emmett, Inc	11,020
40,397		Duke Realty Corp	567,174
515		Equity One, Inc	9,991
2,391		Federal Realty Investment Trust	208,830
61,749	*	First Industrial Realty Trust, Inc	731,726
1,693	*	Forest City Enterprises, Inc (Class A)	30,491
131,944		General Growth Properties, Inc	2,217,979
92,465		HCP, Inc	3,396,239
15,932		Health Care REIT, Inc	840,891
132,334		Host Marriott Corp	2,097,494
428		Jones Lang LaSalle, Inc	36,431
266		Kilroy Realty Corp	10,262
373		LaSalle Hotel Properties	9,329
9,816		Liberty Property Trust	333,351
8,198		Macerich Co	435,560
873		Medical Properties Trust, Inc	10,266
3,160		Mid-America Apartment Communities, Inc	223,696
1,000		Post Properties, Inc	42,400
64,892		RAIT Investment Trust	360,800
2,610		Regency Centers Corp	117,241
61,222		Simon Property Group, Inc	7,377,863
8,260		Ventas, Inc	447,114
29,869		Vornado Realty Trust	2,794,245
297		Washington Real Estate Investment Trust	9,510

		TOTAL REAL ESTATE	32,426,312

RETAILING - 4.3%
312		Aaron’s, Inc	7,866
533		Advance Auto Parts, Inc	29,299
19,095		American Eagle Outfitters, Inc	250,908
2,243	*	Ann Taylor Stores Corp	58,183
10,368	*	Autozone, Inc	2,959,546
38,896	*	Bed Bath & Beyond, Inc	2,275,027
67,690		Best Buy Co, Inc	1,868,244
3,320		Bon-Ton Stores, Inc	33,698
12,064	*	Carmax, Inc	385,686

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

10,669		Chico’s FAS, Inc	$160,995
658	*	Coldwater Creek, Inc	829
11,616		Foot Locker, Inc	252,416
7,232	*	GameStop Corp (Class A)	170,531
108,051		Gap, Inc	2,084,304
63,424		Genuine Parts Co	3,371,620
7,844	*	HSN, Inc	256,420
29,474		JC Penney Co, Inc	906,620
68,187		Kohl’s Corp	3,730,511
93,015	*	Liberty Media Holding Corp (Interactive A)	1,526,376
56,518		Limited Brands, Inc	2,139,771
495	*	LKQ Corp	12,162
279,333		Lowe’s Cos, Inc	6,028,005
23,550		Macy’s, Inc	679,889
300		Men’s Wearhouse, Inc	9,837
21,932		Nordstrom, Inc	1,100,109
15,969	*	Office Depot, Inc	60,363
14,576	*	Orbitz Worldwide, Inc	47,518
158	*	O’Reilly Automotive, Inc	9,401
1,840	*	Overstock.com, Inc	23,350
7,030		Petsmart, Inc	302,431
1,869	*	Pier 1 Imports, Inc	20,540
5,787		RadioShack Corp	80,555
1,038	*	Sally Beauty Holdings, Inc	17,854
133,752		Staples, Inc	2,148,057
2,017		Stein Mart, Inc	19,162
162,714		Target Corp	8,378,143
8,791		Tiffany & Co	699,676
92,445		TJX Companies, Inc	5,112,208
240		Tractor Supply Co	15,821
361	*	Ulta Salon Cosmetics & Fragrance, Inc	22,754
2,615		Williams-Sonoma, Inc	96,807

		TOTAL RETAILING	47,353,492

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
16,723	*	Advanced Energy Industries, Inc	177,431
158,352	*	Advanced Micro Devices, Inc	1,162,304
20,371		Analog Devices, Inc	700,762
439,845		Applied Materials, Inc	5,418,890
1,470	*	Cabot Microelectronics Corp	56,874
23,149	*	Entegris, Inc	198,387
625,526		Intel Corp	13,967,997
622	*	IXYS Corp	8,484
13,560	*	Lattice Semiconductor Corp	84,072
8,564	*	LTX-Credence Corp	61,575
761		Micrel, Inc	7,724
1,976		MKS Instruments, Inc	49,301
104,952	*	Nvidia Corp	1,451,486
104,492	*	ON Semiconductor Corp	908,035
258		Power Integrations, Inc	9,156
11,334	*	RF Micro Devices, Inc	76,505
1,398	*	Rudolph Technologies, Inc	12,009

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,222	*	Sigma Designs, Inc	$36,098
13,357	*	Skyworks Solutions, Inc	338,066
21,291	*	Sunpower Corp (Class A)	417,942
7,311	*	Sunpower Corp (Class B)	110,835
2,198	*	Teradyne, Inc	29,651
240,022		Texas Instruments, Inc	7,140,655
2,380	*	Ultratech, Inc	62,713

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	32,486,952

SOFTWARE & SERVICES - 8.4%
141,853		Accenture plc	8,389,186
102,976	*	Adobe Systems, Inc	2,854,495
328	*	Advent Software, Inc	7,619
914	*	Ansys, Inc	46,248
33,665	*	Autodesk, Inc	1,158,076
1,800	*	Blackboard, Inc	78,408
24,030		Broadridge Financial Solutions, Inc	554,132
89,289		CA, Inc	1,991,145
83,404	*	Cognizant Technology Solutions Corp (Class A)	5,827,437
21,885	*	Compuware Corp	211,409
717	*	Convergys Corp	8,919
21,194		Earthlink, Inc	170,400
5,833	*	Equinix, Inc	609,374
114		Factset Research Systems, Inc	10,498
2,950	*	Fortinet, Inc	59,944
179		Global Payments, Inc	8,486
27,343	*	Google, Inc (Class A)	16,506,695
16,844	*	Informatica Corp	861,234
125,638		International Business Machines Corp	22,847,271
71,233	*	Intuit, Inc	3,326,581
359	*	JDA Software Group, Inc	10,038
4,498	*	Liquidity Services, Inc	108,762
6,347		Marchex, Inc (Class B)	55,028
2,845	*	NeuStar, Inc (Class A)	74,084
22,052		NIC, Inc	281,604
444,777		Oracle Corp	13,601,281
37,652	*	Rackspace Hosting, Inc	1,506,080
21,433	*	Salesforce.com, Inc	3,101,569
181,942	*	Symantec Corp	3,467,815
3,450	*	Ultimate Software Group, Inc	187,611
470	*	Unisys Corp	9,762
382,158	*	Yahoo!, Inc	5,006,270

		TOTAL SOFTWARE & SERVICES	92,937,461

TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
14,126	*	Acme Packet, Inc	832,304
18,734	*	Aruba Networks, Inc	429,945
1,457	*	Avid Technology, Inc	19,072
4,414	*	Benchmark Electronics, Inc	64,665
9,591	*	Bookham, Inc	45,078
708,102		Cisco Systems, Inc	11,308,390
600		Cognex Corp	20,370

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

25,575	*	Cray, Inc	$154,473
416,411	*	Dell, Inc	6,762,515
440	*	DG FastChannel, Inc	12,434
1,190	*	DTS, Inc	41,317
330,444	*	EMC Corp	8,617,980
16,951	*	Finisar Corp	288,845
5,508	*	Flextronics International Ltd	35,527
288,638		Hewlett-Packard Co	10,148,512
1,209	*	Infinera Corp	7,774
4,807		InterDigital, Inc	328,078
3,282	*	Intevac, Inc	29,866
5,692	*	IPG Photonics Corp	342,602
350	*	Itron, Inc	15,064
9,064	*	Lexmark International, Inc (Class A)	304,278
212		Littelfuse, Inc	10,831
436		Molex, Inc	10,237
20,656	*	Motorola Mobility Holdings, Inc	462,281
89,695	*	Motorola, Inc	4,026,409
417		National Instruments Corp	10,775
378	*	Netgear, Inc	12,440
14,946	*	Oplink Communications, Inc	252,288
8,912		Plantronics, Inc	305,236
281	*	Plexus Corp	8,292
25,170	*	Polycom, Inc	680,345
42,262	*	Power-One, Inc	304,709
194,965	*	Quantum Corp	512,758
17,622	*	Radisys Corp	139,919
610	*	Rofin-Sinar Technologies, Inc	19,142
1,215	*	Seachange International, Inc	11,615
9,704	*	Smart Modular Technologies WWH, Inc	87,336
12,046	*	STEC, Inc	122,508
1,289	*	Super Micro Computer, Inc	18,162
1,597		Sycamore Networks, Inc	31,461
3,960	*	Synaptics, Inc	97,297
533	*	Tech Data Corp	24,875
45,630		Tellabs, Inc	188,908
8,289	*	Trimble Navigation Ltd	294,923
3,218	*	TTM Technologies, Inc	44,569
455	*	Universal Display Corp	13,609
505,054		Xerox Corp	4,712,154

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	52,212,168

TELECOMMUNICATION SERVICES - 2.2%
113,245	*	American Tower Corp (Class A)	5,948,759
162,418		CenturyTel, Inc	6,027,331
18,787	*	Cincinnati Bell, Inc	65,003
35,712	*	Crown Castle International Corp	1,549,901
377,077		Frontier Communications Corp	2,824,307
68,945	*	MetroPCS Communications, Inc	1,122,425
38,685	*	NII Holdings, Inc (Class B)	1,638,310
2,480	*	SBA Communications Corp (Class A)	94,662
789,896	*	Sprint Nextel Corp	3,341,260

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

13,046	*	tw telecom inc (Class A)	$257,659
485	*	US Cellular Corp	21,432
185,793		Windstream Corp	2,268,533

		TOTAL TELECOMMUNICATION SERVICES	25,159,582

TRANSPORTATION - 2.8%
158		Allegiant Travel Co	6,799
6,112		CH Robinson Worldwide, Inc	441,959
255,351		CSX Corp	6,273,974
88,123	*	Delta Air Lines, Inc	695,290
5,668		Expeditors International Washington, Inc	270,477
66,842		FedEx Corp	5,807,233
931	*	Genesee & Wyoming, Inc (Class A)	51,242
436		Heartland Express, Inc	6,680
218		J.B. Hunt Transport Services, Inc	9,862
12,597	*	Kansas City Southern Industries, Inc	747,632
218	*	Kirby Corp	12,714
92,274		Norfolk Southern Corp	6,985,142
1,949		Ryder System, Inc	109,768
167,492		Southwest Airlines Co	1,668,221
119,676		United Parcel Service, Inc (Class B)	8,283,972

		TOTAL TRANSPORTATION	31,370,965

UTILITIES - 4.3%
33,997		Alliant Energy Corp	1,339,822
34,129		Atmos Energy Corp	1,140,932
42,905	*	Calpine Corp	697,206
55,466		Centerpoint Energy, Inc	1,086,024
5,106		CH Energy Group, Inc	260,763
91,813		Cleco Corp	3,187,747
98,612		Consolidated Edison, Inc	5,186,992
5,184		DTE Energy Co	258,371
76,028		Idacorp, Inc	2,981,058
2,471		ITC Holdings Corp	173,612
6,753		Laclede Group, Inc	251,549
357		MDU Resources Group, Inc	7,697
12,624		MGE Energy, Inc	518,594
4,919		New Jersey Resources Corp	214,518
110,577		NextEra Energy, Inc	6,109,378
24,041		Nicor, Inc	1,315,043
140,645		NiSource, Inc	2,831,184
42,816		Northeast Utilities	1,455,744
4,667		Northwest Natural Gas Co	208,195
26,751		NSTAR	1,185,872
94,784		NV Energy, Inc	1,406,595
19,308		Oneok, Inc	1,405,428
180,964		Pepco Holdings, Inc	3,380,408
63,870		PG&E Corp	2,646,134
43,540		Piedmont Natural Gas Co, Inc	1,270,062
82,515		PPL Corp	2,302,169
3,360		SCANA Corp	131,678
44,263		Sempra Energy	2,243,691

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,698		SJW Corp	$134,017
15,507		South Jersey Industries, Inc	783,104
14,518		WGL Holdings, Inc	563,444
7,754		Wisconsin Energy Corp	237,660
11,140		Xcel Energy, Inc	267,360

		TOTAL UTILITIES	47,182,051

		TOTAL COMMON STOCKS	1,088,577,269

		(Cost $970,784,242)

		TOTAL INVESTMENTS - 98.9%	1,088,577,269
		(Cost $970,784,242)
		OTHER ASSETS & LIABILITIES, NET - 1.1%	11,835,569

		NET ASSETS - 100.0%	$1,100,412,838

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Growth & Income Fund, International Equity Fund, Emerging Markets Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund, Emerging Markets Equity Index Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, and the Social Choice Equity Fund (the “Funds” or individually the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in Registered Investment Companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended July 31, 2011, there were no significant transfers between levels by the Funds.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

As of July 31, 2011, 100% of the value of investments in the Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Social Choice Equity Fund were valued based on Level 1 inputs.

As of July 31, 2011, 100% of the value of investments in the International Equity Fund was valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of July 31, 2011:

Fund	Level 1	Level 2	Level 3	Total

Growth & Income
Consumer Discretionary	$296,104,609	$1,319,322	$-	$297,423,931
Consumer Staples	222,637,723	14,961,508	-	237,599,231
Energy*	260,983,921	4,670,296	-	265,654,217
Financials	281,597,509	-	-	281,597,509
Health Care	282,064,717	22,631,172	-	304,695,889
Industrials	237,404,138	14,207,240	-	251,611,378
Information Technology*	383,932,555	9,207,298	-	393,139,853
Materials	89,093,620	5,768,253	-	94,861,873
Telecommunication Services	63,923,001	-	-	63,923,001
Utilities	33,682,577	-	-	33,682,577

Total	$2,151,424,370	$72,765,089	$-	$2,224,189,459

Emerging Markets Equity
Brazil	$-	$55,933,704	$-	$55,933,704
China*	4,362,621	53,633,010	-	57,995,631
Hong Kong	-	14,523,852	-	14,523,852
India	-	25,214,952	-	25,214,952
Indonesia	-	12,879,463	-	12,879,463
Korea	-	60,275,329	-	60,275,329
Malaysia	-	11,385,035	-	11,385,035
Mexico	787,117	13,530,974	-	14,318,091
Philippines	-	8,040,699	-	8,040,699
Russia*	12,020,804	13,117,407	-	25,138,211
South Africa	-	20,718,640	-	20,718,640
Taiwan	-	32,291,138	-	32,291,138
Thailand	-	9,832,498	-	9,832,498
Other*	6,016,005	36,824,470	-	42,840,475
Corporate Bonds	-	353	-	353

Total	$23,186,547	$368,201,524	$-	$391,388,071

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total

Large-Cap Growth
Consumer Discretionary	$214,958,159	$26,446,087	$-	$241,404,246
Consumer Staples	53,455,324	-	-	53,455,324
Energy	88,541,818	8,900,488	-	97,442,306
Financials	48,844,370	-	-	48,844,370
Health Care*	159,218,904	3,652,571	-	162,871,475
Industrials	112,622,959	7,539,505	-	120,162,464
Information Technology*	412,281,787	-	-	412,281,787
Materials	82,551,449	-	-	82,551,449
Telecommunication Services	14,997,945	-	-	14,997,945

Total	$1,187,472,715	$46,538,651	$-	$1,234,011,366

Large-Cap Value
Consumer Discretionary	$175,285,862	$7,914,681	$-	$183,200,543
Consumer Staples	135,275,614	7,730,175	-	143,005,789
Energy*	250,095,018	8,174,233	-	258,269,251
Financials	512,052,289	13,608,051	-	525,660,340
Health Care	252,776,185	16,111,970	-	268,888,155
Industrials	190,144,442	28,536,294	-	218,680,736
Information Technology	238,274,428	3,316,593	-	241,591,021
Materials	59,529,823	5,084,288	-	64,614,111
Telecommunication Services	106,484,541	-	-	106,484,541
Utilities	120,776,603	-	-	120,776,603

Total	$2,040,694,805	$90,476,285	$-	$2,131,171,090

Mid-Cap Growth
Consumer Discretionary	$242,372,090	$-	$-	$242,372,090
Consumer Staples	73,252,478	9,758,537	-	83,011,015
Energy	90,656,607	23,635,111	-	114,291,718
Financials	108,715,031	-	-	108,715,031
Health Care	180,494,648	-	-	180,494,648
Industrials	198,917,807	-	-	198,917,807
Information Technology	258,151,960	3,207,928	-	261,359,888
Materials	105,464,060	-	-	105,464,060
Telecommunication Services	20,951,839	-	-	20,951,839

Total	$1,278,976,520	$36,601,576	$-	$1,315,578,096

Mid-Cap Value
Consumer Discretionary	$329,879,477	$10,937,832	$-	$340,817,309
Consumer Staples	145,256,340	8,487,913	-	153,744,253
Energy*	311,768,117	12,565,255	-	324,333,372
Financials	703,796,574	-	-	703,796,574
Health Care*	209,291,214	8,742,583	-	218,033,797
Industrials	273,930,682	4,476,529	-	278,407,211
Information Technology	187,137,554	5,503,775	-	192,641,329
Materials	189,797,894	36,901,776	-	226,699,670
Telecommunication Services	48,747,129	-	-	48,747,129
Utilities	216,135,053	-	-	216,135,053

Total	$2,615,740,034	$87,615,663	$-	$2,703,355,697

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total

International Equity Index
Australia	$-	$214,257,789	$-	$214,257,789
France	-	230,866,268	-	230,866,268
Germany	-	219,363,876	-	219,363,876
Hong Kong	-	67,101,401	-	67,101,401
Italy	-	61,059,793	-	61,059,793
Japan	-	527,175,653	-	527,175,653
Netherlands	-	114,984,537	-	114,984,537
Spain	-	83,207,736	-	83,207,736
Sweden	-	73,797,750	-	73,797,750
Switzerland	-	213,361,883	-	213,361,883
United Kingdom	-	480,444,641	-	480,444,641
Other*	46,640,397	208,284,375	-	254,924,772
Futures**	40,741	-	-	40,741

Total	$46,681,138	$2,493,905,702	$-	$2,540,586,840

Emerging Markets Equity Index
Brazil*	$841,889	$24,673,680	$-	$25,515,569
China	-	26,786,928	-	26,786,928
India	-	12,135,863	-	12,135,863
Indonesia	-	4,649,897	-	4,649,897
Korea, Republic of*	63,680	25,436,605	-	25,500,285
Malaysia	-	5,440,601	-	5,440,601
Mexico	262,212	7,534,242	-	7,796,454
Russia*	618,987	11,213,774	-	11,832,761
South Africa	-	12,474,292	-	12,474,292
Taiwan	-	18,750,841	-	18,750,841
United States	6,528,600	-	-	6,528,600
Other*	605,851	16,788,633	-	17,394,484

Total	$8,921,219	$165,885,356	$-	$174,806,575

Enhanced International Equity Index
Australia	$-	$44,876,325	$-	$44,876,325
France	-	51,280,467	-	51,280,467
Germany	-	46,167,612	-	46,167,612
Hong Kong	-	14,765,690	-	14,765,690
Italy	-	12,066,312	-	12,066,312
Japan	-	112,444,236	-	112,444,236
Netherlands	-	26,565,544	-	26,565,544
Spain	-	19,675,468	-	19,675,468
Sweden	-	15,730,158	-	15,730,158
Switzerland	-	45,258,292	-	45,258,292
United Kingdom*	15,218,119	82,956,104	-	98,174,223
Other	-	41,558,806	-	41,558,806

Total	$15,218,119	$513,345,014	$-	$528,563,133

* Includes American Depositary Receipts in Level 1.
** Futures contracts are not reflected in the portfolio of investments. They are valued at the unrealized appreciation/(depreciation) on the instrument.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

At July 31, 2011, the Funds held the following open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized Gain/(Loss)

Large-Cap Growth Index	CME E-Mini Standard & Poor’s 500 Index Future	17	$1,095,140	September 2011	$(35,961)

Small-Cap Blend Index Fund	Russell 2000 Mini Index Future	39	3,102,450	September 2011	(145,808)

International Equity Index	MSCI EAFE E-Mini Index Future	21	1,753,185	September 2011	40,741

Note 4—affiliated investments

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2010	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at July 31, 2011	Value at July 31, 2011

International Equity Fund
Tecan Group AG.	$60,123,098	$-	$330,632	$118,177	$967,116	$-	859,428	$72,533,538

	$60,123,098	$-	$330,632	$118,177	$967,116	$-	859,428	$72,533,538

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 5—investments

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

At July 31, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Growth & Income	$1,953,103,010	$312,605,646	$(41,519,197)	$271,086,449
International Equity	2,420,725,038	300,253,706	(79,487,027)	220,766,679
Emerging Markets Equity	365,037,606	35,513,548	(9,163,083)	26,350,465
Large-Cap Growth	1,114,403,257	144,789,285	(25,181,176)	119,608,109
Large-Cap Value	2,112,524,742	177,862,611	(159,216,263)	18,646,348
Mid-Cap Growth	1,092,811,393	252,184,705	(29,418,002)	222,766,703
Mid-Cap Value	2,303,742,475	477,825,320	(78,212,098)	399,613,222
Small-Cap Equity	1,289,446,488	162,863,712	(60,787,179)	102,076,533
Large-Cap Growth Index	614,107,698	154,241,835	(13,631,994)	140,609,841
Large-Cap Value Index	837,971,603	70,210,615	(109,180,218)	(38,969,603)
Equity Index	2,009,405,330	498,402,536	(168,182,689)	330,219,847
S&P 500 Index	1,178,213,163	215,077,898	(173,656,240)	41,421,658
Small-Cap Blend Index	793,030,390	175,383,133	(94,323,632)	81,059,501
International Equity Index	2,446,566,006	331,115,435	(237,135,342)	93,980,093
Emerging Markets Equity Index	158,023,751	22,382,402	(5,599,578)	16,782,824
Enhanced International Equity Index	488,230,597	60,312,414	(19,979,878)	40,332,536
Enhanced Large-Cap Growth Index	679,295,061	133,930,156	(13,632,507)	120,297,649
Enhanced Large-Cap Value Index	690,206,100	102,857,382	(12,082,198)	90,775,184
Social Choice Equity	970,784,242	169,640,566	(51,847,539)	117,793,027

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: September 15, 2011	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: September 15, 2011	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer (principal executive officer)

Date: September 15, 2011	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer